Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 92.7%
BASIC MATERIALS - 1.6%
Chemicals - 0.6%
3,727	Air Products & Chemicals Inc.	$1,039,497
101,214	Celanese Corp., Class A Shares	5,347,136
4,216	Ecolab Inc.	1,119,854
27,014	Linde PLC	12,631,206
3,928	Sherwin-Williams Co.	1,409,406
	Total Chemicals	21,547,099
Forest Products & Paper - 0.4%
256,709	International Paper Co.	12,273,257
Mining - 0.6%
245,863	Freeport-McMoRan Inc.	9,460,808
228,848	Newmont Corp.	12,064,867
1,472	Southern Copper Corp.	133,819
	Total Mining	21,659,494
	TOTAL BASIC MATERIALS	55,479,850
COMMUNICATIONS - 12.4%
Internet - 10.2%
7,200	Airbnb Inc., Class A Shares*	928,800
313,593	Alphabet Inc., Class A Shares	53,856,462
81,216	Alphabet Inc., Class C Shares	14,038,186
587,769	Amazon.com Inc.*	120,498,523
554	Booking Holdings Inc.	3,057,487
46,042	DoorDash Inc., Class A Shares*	9,606,663
36,171	eBay Inc.	2,646,632
45,185	GoDaddy Inc., Class A Shares*	8,230,448
46,207	Maplebear Inc.*	2,110,274
133,578	Meta Platforms Inc., Class A Shares	86,490,419
11,606	Netflix Inc.*	14,011,111
92,659	Palo Alto Networks Inc.*	17,829,445
18,624	Spotify Technology SA*	12,387,567
28,869	TripAdvisor Inc.*	411,094
195,731	Uber Technologies Inc.*	16,472,721
	Total Internet	362,575,832
Media - 0.6%
62,793	Comcast Corp., Class A Shares	2,170,754
154,055	Walt Disney Co.	17,414,377
	Total Media	19,585,131
Telecommunications - 1.6%
77,588	Arista Networks Inc.*	6,722,225
658,905	AT&T Inc.	18,317,559
429,369	Cisco Systems Inc.	27,067,422
2,732	Motorola Solutions Inc.	1,134,818
7,926	T-Mobile US Inc.	1,919,677
70,572	Verizon Communications Inc.	3,102,345
	Total Telecommunications	58,264,046
	TOTAL COMMUNICATIONS	440,425,009

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - 11.2%
Airlines - 0.2%
131,757	Delta Air Lines Inc.	$6,375,721
Apparel - 0.7%
52,171	Deckers Outdoor Corp.*	5,505,084
187,100	LVMH Moet Hennessy Louis Vuitton SE, ADR(a)	20,363,964
19,827	NIKE Inc., Class B Shares	1,201,318
	Total Apparel	27,070,366
Auto Manufacturers - 0.8%
65,687	Ford Motor Co.	681,831
80,885	General Motors Co.	4,012,705
8,600	PACCAR Inc.	807,110
66,750	Tesla Inc.*	23,126,205
	Total Auto Manufacturers	28,627,851
Auto Parts & Equipment - 0.2%
56,227	Allison Transmission Holdings Inc.	5,820,619
Distribution/Wholesale - 0.9%
191,756	Copart Inc.*	9,871,599
515,495	LKQ Corp.	20,862,082
	Total Distribution/Wholesale	30,733,681
Entertainment - 0.3%
69,567	Live Nation Entertainment Inc.*	9,543,897
Home Builders - 0.4%
150,460	Lennar Corp., Class A Shares	15,960,797
Home Furnishings - 0.4%
139,624	Dolby Laboratories Inc., Class A Shares	10,368,478
38,490	SharkNinja Inc.*	3,538,386
	Total Home Furnishings	13,906,864
Leisure Time - 0.5%
70,844	Royal Caribbean Cruises Ltd.	18,204,783
Lodging - 0.4%
321,324	Las Vegas Sands Corp.	13,225,696
3,792	Marriott International Inc., Class A Shares	1,000,443
	Total Lodging	14,226,139
Retail - 6.4%
603	AutoZone Inc.*	2,251,023
189,777	BJ's Wholesale Club Holdings Inc.*	21,484,654
36,270	Casey's General Stores Inc.	15,877,555
292,637	Chipotle Mexican Grill Inc., Class A Shares*	14,655,261
35,890	Costco Wholesale Corp.	37,332,060
749	Domino's Pizza Inc.	354,891
36,937	Ferguson Enterprises Inc.	6,735,093
53,720	Five Below Inc.*	6,262,140
16,571	Home Depot Inc.	6,102,934
9,469	Lowe's Cos., Inc.	2,137,437
63,753	Lululemon Athletica Inc.*	20,188,663
13,107	McDonald's Corp.	4,113,632
3,081	Murphy USA Inc.	1,314,940
12,148	O'Reilly Automotive Inc.*	16,612,390
388,963	Restaurant Brands International Inc.	27,775,848

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
365,376	Starbucks Corp.	$30,673,315
7,773	Target Corp.	730,740
18,966	TJX Cos., Inc.	2,406,785
4,523	Ulta Beauty Inc.*	2,132,414
72,635	Walmart Inc.	7,170,527
	Total Retail	226,312,302
	TOTAL CONSUMER CYCLICAL	396,783,020
CONSUMER NON-CYCLICAL - 13.5%
Agriculture - 0.5%
28,400	Altria Group Inc.	1,721,324
87,748	Philip Morris International Inc.	15,846,411
	Total Agriculture	17,567,735
Beverages - 0.6%
64,987	Coca-Cola Co.	4,685,563
2,590	Constellation Brands Inc., Class A Shares	461,771
21,200	Keurig Dr Pepper Inc.	713,804
173,377	Monster Beverage Corp.*	11,087,459
22,991	PepsiCo Inc.	3,022,167
	Total Beverages	19,970,764
Biotechnology - 0.8%
33,482	Amgen Inc.	9,648,843
23,309	BioNTech SE, ADR*	2,233,235
63,023	Gilead Sciences Inc.	6,937,572
19,428	Illumina Inc.*	1,597,759
34,213	Incyte Corp.*	2,225,898
5,400	Moderna Inc.*	143,424
4,850	Regeneron Pharmaceuticals Inc.	2,377,858
14,327	Sarepta Therapeutics Inc.*	538,695
8,832	Vertex Pharmaceuticals Inc.*	3,904,185
	Total Biotechnology	29,607,469
Commercial Services - 0.6%
6,836	Automatic Data Processing Inc.	2,225,323
8,287	Cintas Corp.	1,877,005
2,654	Moody's Corp.	1,272,115
16,789	PayPal Holdings Inc.*	1,179,931
5,242	S&P Global Inc.	2,688,412
154,301	StoneCo Ltd., Class A Shares*	2,106,209
138,122	TransUnion	11,827,387
	Total Commercial Services	23,176,382
Cosmetics/Personal Care - 0.7%
13,620	Colgate-Palmolive Co.	1,265,843
102,861	Estee Lauder Cos., Inc., Class A Shares	6,885,515
387,181	Kenvue Inc.	9,242,010
39,485	Procter & Gamble Co.	6,708,107
	Total Cosmetics/Personal Care	24,101,475
Food - 0.1%
20,733	Flowers Foods Inc.	350,388
14,900	Kraft Heinz Co.	398,277

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Food - (continued)
22,369	Mondelez International Inc., Class A Shares	$1,509,684
	Total Food	2,258,349
Healthcare-Products - 4.3%
28,975	Abbott Laboratories	3,870,480
106,771	Agilent Technologies Inc.	11,949,810
167,440	Alcon AG	14,389,794
21,588	Align Technology Inc.*	3,906,133
257,171	Baxter International Inc.	7,843,715
24,620	Boston Scientific Corp.*	2,591,501
111,780	Danaher Corp.	21,227,022
104,858	Edwards Lifesciences Corp.*	8,201,993
459,733	GE HealthCare Technologies Inc.	32,429,566
31,367	IDEXX Laboratories Inc.*	16,102,563
5,913	Intuitive Surgical Inc.*	3,265,986
245,100	Medtronic PLC	20,338,398
6,070	Stryker Corp.	2,322,625
6,430	Thermo Fisher Scientific Inc.	2,590,133
16,489	West Pharmaceutical Services Inc.	3,476,706
	Total Healthcare-Products	154,506,425
Healthcare-Services - 2.6%
4,488	Cigna Group	1,421,080
46,366	Elevance Health Inc.	17,797,126
3,106	HCA Healthcare Inc.	1,184,597
163,768	Labcorp Holdings Inc.	40,773,319
102,493	UnitedHealth Group Inc.	30,943,662
	Total Healthcare-Services	92,119,784
Household Products/Wares - 0.1%
4,654	Clorox Co.	613,770
16,212	Kimberly-Clark Corp.	2,330,637
	Total Household Products/Wares	2,944,407
Pharmaceuticals - 3.2%
55,796	AbbVie Inc.	10,384,193
169,913	Becton Dickinson & Co.	29,325,284
117,603	Bristol-Myers Squibb Co.	5,677,873
16,470	Cardinal Health Inc.	2,543,627
16,857	Cencora Inc.	4,909,433
21,100	CVS Health Corp.	1,351,244
58,359	DexCom Inc.*	5,007,202
19,360	Eli Lilly & Co.	14,281,291
197,808	Johnson & Johnson	30,701,780
2,123	McKesson Corp.	1,527,520
54,139	Merck & Co., Inc.	4,160,041
94,928	Pfizer Inc.	2,229,859
7,515	Zoetis Inc., Class A Shares	1,267,254
	Total Pharmaceuticals	113,366,601
	TOTAL CONSUMER NON-CYCLICAL	479,619,391

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - 2.7%
Energy-Alternate Sources - 0.1%
25,532	Enphase Energy Inc.*	$1,056,770
Oil & Gas - 2.6%
27,358	Chevron Corp.	3,739,839
21,626	ConocoPhillips	1,845,779
9,404	EOG Resources Inc.	1,020,992
133,649	EQT Corp.	7,368,069
243,134	Exxon Mobil Corp.	24,872,608
109,288	Marathon Petroleum Corp.	17,566,953
11,362	Occidental Petroleum Corp.	463,342
147,358	Phillips 66	16,722,186
504,440	Suncor Energy Inc.(b)	17,932,842
5,253	Valero Energy Corp.	677,480
16,178	Weatherford International PLC	705,361
	Total Oil & Gas	92,915,451
Oil & Gas Services - 0.0%
23,600	Schlumberger NV	779,980
	TOTAL ENERGY	94,752,201
FINANCIAL - 16.0%
Banks - 3.5%
742,138	Bank of America Corp.	32,750,550
31,688	Citigroup Inc.	2,386,740
554,958	First Horizon Corp.	11,032,565
36,664	Goldman Sachs Group Inc.	22,014,899
172,185	JPMorgan Chase & Co.	45,456,840
34,580	Morgan Stanley	4,427,277
6,638	PNC Financial Services Group Inc.	1,153,751
22,373	Truist Financial Corp.	883,734
26,063	US Bancorp	1,136,086
55,030	Wells Fargo & Co.	4,115,143
	Total Banks	125,357,585
Diversified Financial Services - 4.7%
223,631	AerCap Holdings NV	25,880,816
9,262	American Express Co.	2,723,491
29,073	Ameriprise Financial Inc.	14,805,134
53,952	Apollo Global Management Inc.	7,050,987
2,467	Blackrock Inc.	2,417,389
97,552	Capital One Financial Corp.	18,451,961
147,707	Charles Schwab Corp.	13,048,436
35,050	CME Group Inc., Class A Shares	10,129,450
58,314	Intercontinental Exchange Inc.	10,484,857
68,682	Mastercard Inc., Class A Shares	40,220,179
37,745	Visa Inc., Class A Shares	13,784,097
108,370	Voya Financial Inc.	7,208,772
111,129	Western Union Co.	1,031,277
	Total Diversified Financial Services	167,236,846
Equity Real Estate Investment Trusts (REITs) - 1.2%
7,811	American Tower Corp.	1,676,631
1,608	Equinix Inc.	1,429,223

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
173,853	Mid-America Apartment Communities Inc.	$27,234,072
15,463	Prologis Inc.	1,679,282
2,658	Public Storage	819,754
10,300	Welltower Inc.	1,589,084
236,919	Weyerhaeuser Co.	6,138,571
	Total Equity Real Estate Investment Trusts (REITs)	40,566,617
Insurance - 5.3%
171,006	American International Group Inc.	14,473,948
53,563	Aon PLC, Class A Shares	19,929,721
3,570	Arch Capital Group Ltd.	339,293
80,057	Assurant Inc.	16,249,970
107,858	Berkshire Hathaway Inc., Class B Shares*	54,356,118
6,741	Chubb Ltd.	2,003,425
11,257	Fairfax Financial Holdings Ltd.(a)	19,052,626
26,943	Globe Life Inc.	3,283,543
8,227	Marsh & McLennan Cos., Inc.	1,922,321
105,386	MetLife Inc.	8,281,232
26,356	Progressive Corp.	7,509,615
24,057	RenaissanceRe Holdings Ltd.	6,000,297
22,225	Ryan Specialty Holdings Inc., Class A Shares	1,590,643
3,793	Travelers Cos., Inc.	1,045,730
104,800	Willis Towers Watson PLC	33,174,440
	Total Insurance	189,212,922
Private Equity - 1.3%
12,100	Blackstone Inc.	1,678,996
240,169	Carlyle Group Inc.	10,855,639
261,687	KKR & Co., Inc.	31,784,503
	Total Private Equity	44,319,138
	TOTAL FINANCIAL	566,693,108
INDUSTRIAL - 9.3%
Aerospace/Defense - 1.1%
12,487	Boeing Co.*	2,588,805
4,588	General Dynamics Corp.	1,277,712
18,053	General Electric Co.	4,439,413
42,908	Howmet Aerospace Inc.	7,289,640
68,155	L3Harris Technologies Inc.	16,652,993
4,901	Lockheed Martin Corp.	2,364,144
2,240	Northrop Grumman Corp.	1,085,885
22,234	RTX Corp.	3,034,496
906	TransDigm Group Inc.	1,330,398
	Total Aerospace/Defense	40,063,486
Building Materials - 2.3%
14,000	Carrier Global Corp.	996,800
668,044	CRH PLC	60,898,891
82,174	Johnson Controls International PLC	8,329,978
13,418	Martin Marietta Materials Inc.	7,347,026
9,487	Trane Technologies PLC	4,081,972
	Total Building Materials	81,654,667

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Electrical Components & Equipment - 0.4%
5,238	Acuity Inc.	$1,361,304
60,839	AMETEK Inc.	10,874,363
6,600	Eaton Corp. PLC	2,113,320
9,587	Emerson Electric Co.	1,144,496
	Total Electrical Components & Equipment	15,493,483
Electronics - 1.1%
19,800	Amphenol Corp., Class A Shares	1,780,614
67,990	Honeywell International Inc.	15,411,293
39,742	Hubbell Inc., Class B Shares	15,482,688
45,378	TE Connectivity PLC	7,263,657
	Total Electronics	39,938,252
Environmental Control - 0.5%
3,400	Republic Services Inc., Class A Shares	874,786
157,048	Veralto Corp.	15,866,560
6,721	Waste Management Inc.	1,619,559
	Total Environmental Control	18,360,905
Machinery-Construction & Mining - 0.4%
8,113	Caterpillar Inc.	2,823,568
20,531	GE Vernova Inc.	9,710,752
	Total Machinery-Construction & Mining	12,534,320
Machinery-Diversified - 0.7%
47,666	Deere & Co.	24,131,389
Miscellaneous Manufacturers - 1.1%
40,654	3M Co.	6,031,021
78,469	Carlisle Cos., Inc.	29,832,344
4,934	Illinois Tool Works Inc.	1,209,225
2,140	Parker-Hannifin Corp.	1,422,458
	Total Miscellaneous Manufacturers	38,495,048
Packaging & Containers - 0.2%
60,833	Crown Holdings Inc.	5,992,050
Transportation - 1.5%
1,316,543	CSX Corp.	41,589,593
38,599	FedEx Corp.	8,418,442
3,769	Norfolk Southern Corp.	931,395
10,183	Union Pacific Corp.	2,257,164
12,179	United Parcel Service Inc., Class B Shares	1,187,940
	Total Transportation	54,384,534
	TOTAL INDUSTRIAL	331,048,134
TECHNOLOGY - 25.1%
Computers - 6.0%
10,514	Accenture PLC, Class A Shares	3,331,045
739,150	Apple Inc.	148,458,277
39,820	CACI International Inc., Class A Shares*	17,042,960
27,445	Check Point Software Technologies Ltd.*	6,281,612
3,900	Crowdstrike Holdings Inc., Class A Shares*	1,838,343
25,019	Dell Technologies Inc., Class C Shares	2,783,864
9,034	EPAM Systems Inc.*	1,576,343
139,627	Fortinet Inc.*	14,211,236

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Computers - (continued)
42,570	International Business Machines Corp.	$11,028,184
16,925	NetApp Inc.	1,678,283
36,228	Pure Storage Inc., Class A Shares*	1,941,459
15,871	Zscaler Inc.*	4,375,635
	Total Computers	214,547,241
Semiconductors - 8.4%
26,914	Advanced Micro Devices Inc.*	2,980,187
8,314	Analog Devices Inc.	1,779,030
15,647	Applied Materials Inc.	2,452,667
267,326	Broadcom Inc.	64,711,605
3,936	Entegris Inc.	270,561
231,348	Intel Corp.	4,522,853
3,469	KLA Corp.	2,625,617
104,028	Lam Research Corp.	8,404,422
92,209	Marvell Technology Inc.	5,550,060
69,595	Micron Technology Inc.	6,573,944
1,276,930	NVIDIA Corp.	172,551,551
3,698	Onto Innovation Inc.*	339,994
96,462	QUALCOMM Inc.	14,006,282
109,082	Teradyne Inc.	8,573,845
15,240	Texas Instruments Inc.	2,786,634
	Total Semiconductors	298,129,252
Software - 10.7%
26,197	Adobe Inc.*	10,874,113
49,711	Akamai Technologies Inc.*	3,774,556
7,219	AppLovin Corp., Class A Shares*	2,837,067
9,371	Atlassian Corp., Class A Shares*	1,945,701
6,535	Autodesk Inc.*	1,935,144
4,017	BILL Holdings Inc.*	175,463
4,610	Cadence Design Systems Inc.*	1,323,393
101,800	Datadog Inc., Class A Shares*	12,000,184
376,473	Fidelity National Information Services Inc.	29,971,015
9,429	Fiserv Inc.*	1,534,947
10,575	Gitlab Inc., Class A Shares*	481,268
479	HubSpot Inc.*	282,562
31,318	Intuit Inc.	23,597,173
835	Magic Leap Inc., Series D, Private Placement*@(a)(c)	2,948
433,430	Microsoft Corp.	199,533,835
1,714	MSCI Inc., Class A Shares	966,730
142,155	Nutanix Inc., Class A Shares*	10,901,867
26,760	Oracle Corp.	4,429,583
29,592	Palantir Technologies Inc., Class A Shares*	3,899,634
21,207	Paycom Software Inc.	5,494,522
31,945	ROBLOX Corp., Class A Shares*	2,778,576
1,787	Roper Technologies Inc.	1,019,072
67,936	Salesforce Inc.	18,028,176
19,370	ServiceNow Inc.*	19,584,813
5,200	Snowflake Inc., Class A Shares*	1,069,484
20,012	Stripe Inc., Class B Shares, Private Placement*@(a)(c)	724,835

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
2,577	Synopsys Inc.*	$1,195,676
16,563	Tyler Technologies Inc.*	9,556,685
30,094	Veeva Systems Inc., Class A Shares*	8,417,292
3,500	Workday Inc., Class A Shares*	866,985
67,314	ZoomInfo Technologies Inc., Class A Shares*	642,849
	Total Software	379,846,148
	TOTAL TECHNOLOGY	892,522,641
UTILITIES - 0.9%
Electric - 0.9%
8,865	American Electric Power Co., Inc.	917,439
25,100	Constellation Energy Corp.	7,684,365
14,005	Dominion Energy Inc.	793,663
12,942	Duke Energy Corp.	1,523,532
34,446	NextEra Energy Inc.	2,433,266
10,606	Sempra	833,526
18,277	Southern Co.	1,644,930
59,717	Talen Energy Corp.*	14,567,962
	Total Electric	30,398,683
	TOTAL UTILITIES	30,398,683
	TOTAL COMMON STOCKS (Cost - $2,593,344,110)	3,287,722,037
EXCHANGE TRADED FUNDS (ETFs) - 5.9%
15,794	SPDR Portfolio S&P 500	1,094,998
606,600	Vanguard Mega Capital Growth	208,961,568
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $189,183,494)	210,056,566
PREFERRED STOCKS - 0.0%
CONSUMER CYCLICAL - 0.0%
Auto Manufacturers - 0.0%
9,549	Waymo LLC, Series A2, Private Placement*@(a)(c)	909,065
INDUSTRIAL - 0.0%
Machinery - 0.0%
108,389	Nuro Inc., Series C, Private Placement*@(a)(c)	598,307
26,242	Nuro Inc., Series D*@(a)(c)	178,708
	Total Machinery	777,015
	TOTAL INDUSTRIAL	777,015
	TOTAL PREFERRED STOCKS (Cost - $2,781,954)	1,686,080
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,785,309,558)	3,499,464,683

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.3%
TIME DEPOSITS - 1.3%
135,631		ANZ National Bank - London, 3.680% due 6/2/25	$135,631
		Citibank - London:
94,768	EUR	1.080% due 6/2/25	107,609
4	GBP	3.170% due 6/2/25	6
26,599,823		Citibank - New York, 3.680% due 6/2/25	26,599,823
4,509,848		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	4,509,848
5,630,716		Royal Bank of Canada - Toronto, 3.680% due 6/2/25	5,630,716
		Skandinaviska Enskilda Banken AB - Stockholm:
2,426	CHF	0.000% due 6/2/25	2,948
1,919,070		3.680% due 6/2/25	1,919,070
6,656,343		Sumitomo Mitsui Banking Corp. - Tokyo, 3.680% due 6/2/25	6,656,343
		TOTAL TIME DEPOSITS (Cost - $45,561,994)	45,561,994

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.1%
MONEY MARKET FUND - 0.1%
2,044,000	Federated Government Obligations Fund, Premier Class, 4.183%(d) (Cost - $2,044,000)	2,044,000
	TOTAL INVESTMENTS - 100.0% (Cost - $2,832,915,552)	3,547,070,677
	Other Assets in Excess of Liabilities - 0.0%	1,081,510
	TOTAL NET ASSETS - 100.0%	$3,548,152,187

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2025, amounts to $41,830,453 and represents 1.18% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Magic Leap Inc., Series D, Private Placement	10/12/2017	$406,053	$2,948	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	598,307	0.02%
Nuro Inc., Series D	10/29/2021	547,033	178,708	0.01%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	156,994	724,835	0.02%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	909,065	0.03%
			$2,413,863	0.08%

* Position represents less than 0.005%.

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Large Cap Equity Fund (concluded)

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SPDR	—	Standard & Poor's Depository Receipts

Summary of Investments by Security Sector^
Technology	25.1%
Financial	16.0
Consumer Non-cyclical	13.5
Communications	12.4
Consumer Cyclical	11.2
Industrial	9.3
Energy	2.7
Basic Materials	1.6
Utilities	0.9
Exchange Traded Funds (ETFs)	5.9
Short-Term Investments	1.3
Money Market Fund	0.1
100.0%

^ As a percentage of total investments.

At May 31, 2025, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	7	6/25	$1,980,904	$2,070,600	$89,696

At May 31, 2025, Destinations Large Cap Equity Fund had deposited cash of $76,839 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.6%
BASIC MATERIALS - 4.4%
Chemicals - 1.8%
641	AdvanSix Inc.	$15,070
711	Albemarle Corp.	39,645
1,025	American Vanguard Corp.	5,043
292	Ashland Inc.	14,457
2,416	Avient Corp.	87,290
23,726	Axalta Coating Systems Ltd.*	730,761
849	Balchem Corp.	141,528
25,767	Cabot Corp.	1,924,537
664	Celanese Corp., Class A Shares	35,079
977	CF Industries Holdings Inc.	88,624
824	Chemours Co.	8,347
1,788	Codexis Inc.*	4,112
3,981	Dow Inc.	110,433
2,372	DuPont de Nemours Inc.	158,450
643	Eastman Chemical Co.	50,392
2,936	Ecovyst Inc.*	21,873
1,332	Element Solutions Inc.	28,478
748	FMC Corp.	30,339
510	Hawkins Inc.	68,080
1,464	HB Fuller Co.	81,721
946	Huntsman Corp.	10,539
21,920	Ingevity Corp.*	906,830
9,507	Innospec Inc.	808,856
1,445	International Flavors & Fragrances Inc.	110,629
233	Intrepid Potash Inc.*	8,798
477	Koppers Holdings Inc.	14,654
907	Kronos Worldwide Inc.	5,741
4,352	Lightwave Logic Inc.*	4,265
1,466	LyondellBasell Industries NV, Class A Shares	82,814
1,369	Mativ Holdings Inc.	7,831
851	Minerals Technologies Inc.	48,320
50,778	Mosaic Co.	1,835,117
38	NewMarket Corp.	24,474
391	Northern Technologies International Corp.	2,827
225	Oil-Dri Corp. of America	11,288
691	Olin Corp.	13,412
1,426	Orion SA	15,529
3,517	Perimeter Solutions Inc.*	42,450
23,511	PPG Industries Inc.	2,605,019
369	Quaker Chemical Corp.	40,014
1,554	Rayonier Advanced Materials Inc.*	5,983
15,294	Rogers Corp.*	1,018,122
715	RPM International Inc.	81,396
1,102	Sensient Technologies Corp.	104,172
559	Stepan Co.	30,348
3,099	Tronox Holdings PLC	17,602
103	Valhi Inc.	1,500
197	Westlake Corp.	13,993
	Total Chemicals	11,516,782

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
BASIC MATERIALS - (continued)
Forest Products & Paper - 0.4%
47,967	International Paper Co.	$2,293,302
936	Sylvamo Corp.	49,580
	Total Forest Products & Paper	2,342,882
Iron/Steel - 0.5%
736	ATI Inc.*	58,615
11,816	Carpenter Technology Corp.	2,776,760
3,099	Cleveland-Cliffs Inc.*	18,067
2,991	Commercial Metals Co.	139,351
1,330	Nucor Corp.	145,449
723	Radius Recycling Inc.	21,408
303	Reliance Inc.	88,724
809	Steel Dynamics Inc.	99,564
1,341	United States Steel Corp.	72,172
	Total Iron/Steel	3,420,110
Mining - 1.7%
38,981	Alamos Gold Inc., Class A Shares	1,009,218
1,514	Alcoa Corp.	40,530
361	Caledonia Mining Corp. PLC	6,173
27,796	Cameco Corp.	1,626,900
8,331	Centrus Energy Corp., Class A Shares*(a)	1,057,371
1,348	Century Aluminum Co.*	20,881
16,978	Coeur Mining Inc.*	137,182
1,024	Compass Minerals International Inc.*	19,671
3,378	Constellium SE, Class A Shares*	41,009
353	Contango ORE Inc.*	6,855
438	Critical Metals Corp.*	604
2,447	Dakota Gold Corp.*	7,488
4,551	Encore Energy Corp.*	9,148
4,771	Energy Fuels Inc.*	23,330
64,600	Freeport-McMoRan Inc.	2,485,808
15,562	Hecla Mining Co.	79,989
10,882	i-80 Gold Corp.*	5,475
82,318	IAMGOLD Corp.*	564,701
2,123	Ivanhoe Electric Inc.*(b)	15,604
413	Kaiser Aluminum Corp.	29,980
1,514	Lifezone Metals Ltd.*	6,041
1,339	MAC Copper Ltd.*	16,282
676	MP Materials Corp.*	14,730
221,760	NexGen Energy Ltd.*	1,370,477
6,191	Novagold Resources Inc.*	22,164
27,233	Perpetua Resources Corp.*(a)	378,811
782	Piedmont Lithium Inc.*	4,833
7,985	Royal Gold Inc.	1,422,288
5,568	SSR Mining Inc.*	65,869
272	United States Lime & Minerals Inc.	27,956
119,322	Uranium Energy Corp.*	707,579
10,969	Ur-Energy Inc.*	8,959
	Total Mining	11,233,906
	TOTAL BASIC MATERIALS	28,513,680

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - 3.3%
Advertising - 0.1%
3,342	Advantage Solutions Inc.*	$3,977
554	Boston Omaha Corp., Class A Shares*	8,144
8,577	Clear Channel Outdoor Holdings Inc., Class A Shares*	9,177
2,073	Interpublic Group of Cos., Inc.	49,669
12,272	MNTN Inc., Class A Shares*	309,623
1,720	National CineMedia Inc.	9,374
1,090	Omnicom Group Inc.	80,050
2,762	Stagwell Inc., Class A Shares*	12,318
650	TechTarget Inc.*	5,258
2,536	Trade Desk Inc., Class A Shares*	190,758
	Total Advertising	678,348
Internet - 1.3%
1,097	1-800-Flowers.com Inc., Class A Shares*	5,397
902	1stdibs.com Inc.*	2,264
225	Angi Inc., Class A Shares*	3,521
346	AudioEye Inc.*	4,228
857	Backblaze Inc., Class A Shares*	4,885
2,614	BARK Inc.*	3,372
1,568	Beyond Inc.*	10,051
2,399	Bumble Inc., Class A Shares*	13,482
1,354	Cardlytics Inc.*	2,451
2,346	Cargurus Inc., Class A Shares*	73,524
1,694	Cars.com Inc.*	17,364
761	CDW Corp.	137,254
29,850	Chewy Inc., Class A Shares*	1,350,713
1,175	Cogent Communications Holdings Inc.	53,709
1,233	Couchbase Inc.*	22,280
6,574	Coupang Inc., Class A Shares*	184,401
2,719	eBay Inc.	198,949
1,100	Entravision Communications Corp., Class A Shares	2,277
697	ePlus Inc.*	49,745
692	Etsy Inc.*	38,302
2,928	Eventbrite Inc., Class A Shares*	6,910
14,583	EverQuote Inc., Class A Shares*	336,138
692	Expedia Group Inc.	115,391
326	F5 Inc.*	93,034
3,290	Figs Inc., Class A Shares*	14,312
9,630	fuboTV Inc.*	35,246
28,072	Gambling.com Group Ltd.*	330,969
3,062	Gen Digital Inc.	87,206
2,372	Getty Images Holdings Inc.*(a)	4,222
792	GoDaddy Inc., Class A Shares*	144,263
569	Grindr Inc.*	13,895
7,145	Groupon Inc., Class A Shares*	208,134
611	HealthStream Inc.	17,120
5,101	Hims & Hers Health Inc.*	288,513
430	IAC Inc.*	15,463
362	Lands' End Inc.*	3,048
841	LifeMD Inc.*	10,269
515	Liquidity Services Inc.*	12,036

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Internet - (continued)
3,615	LiveOne Inc.*	$2,671
2,123	Lyft Inc., Class A Shares*	32,355
29,009	Magnite Inc.*	474,587
922	Maplebear Inc.*	42,108
1,550	Match Group Inc.	46,407
725	MediaAlpha Inc., Class A Shares*	7,395
1,111	Nerdy Inc.*	1,900
5,858	Nextdoor Holdings Inc.*	8,963
2,424	Open Lending Corp.*	4,339
15,963	Opendoor Technologies Inc.*	10,411
292	OptimizeRx Corp.*	3,545
3,338	Pinterest Inc., Class A Shares*	103,845
1,544	Q2 Holdings Inc.*	135,131
16,015	QuinStreet Inc.*	244,549
83,413	RealReal Inc.*	471,283
1,036	Revolve Group Inc., Class A Shares*	21,342
36,990	Robinhood Markets Inc., Class A Shares*	2,446,889
759	Roku Inc., Class A Shares*	54,997
1,061	RumbleON Inc., Class B Shares*	1,676
632	Shutterstock Inc.(a)	11,660
3,236	Sprinklr Inc., Class A Shares*	27,312
2,392	Stitch Fix Inc., Class A Shares*	10,573
527	TripAdvisor Inc.*	7,504
3,536	TrueCar Inc.*	5,127
513	Trump Media & Technology Group Corp.*(a)	10,942
182	Tucows Inc., Class A Shares*	3,531
3,268	Upwork Inc.*	50,621
471	VeriSign Inc.	128,333
2,481	Vivid Seats Inc., Class A Shares*	3,870
547	Wayfair Inc., Class A Shares*	22,558
1,734	Yelp Inc., Class A Shares*	66,187
1,201	Ziff Davis Inc.*	38,960
288	Zillow Group Inc., Class A Shares*	19,057
867	Zillow Group Inc., Class C Shares*	58,184
	Total Internet	8,493,150
Media - 0.2%
1,186	AMC Networks Inc., Class A Shares*	7,839
149	Cable One Inc.	21,803
526	Charter Communications Inc., Class A Shares*	208,438
1,114	EW Scripps Co., Class A Shares*	2,473
215	FactSet Research Systems Inc.	98,526
1,241	Fox Corp., Class A Shares	68,181
781	Fox Corp., Class B Shares	39,269
4,539	Gannett Co., Inc.*	16,068
2,846	Gray Media Inc.	11,299
1,923	iHeartMedia Inc., Class A Shares*	2,519
83	Liberty Broadband Corp., Class A Shares*	7,711
665	Liberty Broadband Corp., Class C Shares*	62,377
954	Liberty Global Ltd., Class A Shares*	9,187
921	Liberty Global Ltd., Class C Shares*	9,099

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Media - (continued)
626	Liberty Latin America Ltd., Class A Shares*	$3,074
3,363	Liberty Latin America Ltd., Class C Shares*	16,815
126	Liberty Media Corp.-Liberty Formula One, Class A Shares*	11,103
1,185	Liberty Media Corp.-Liberty Formula One, Class C Shares*	114,388
969	New York Times Co., Class A Shares	55,349
2,302	News Corp., Class A Shares	65,008
654	News Corp., Class B Shares	21,399
185	Nexstar Media Group Inc., Class A Shares	31,528
3,530	Paramount Global, Class B Shares(a)	42,713
544	Scholastic Corp.	9,395
784	Sinclair Inc.	11,000
1,170	Sirius XM Holdings Inc.	25,366
685	Sphere Entertainment Co.*	25,824
4,195	TEGNA Inc.	70,140
1,126	Thryv Holdings Inc.*	14,976
291	Townsquare Media Inc., Class A Shares	2,008
13,734	Warner Bros Discovery Inc.*	136,928
1,024	WideOpenWest Inc.*	4,311
	Total Media	1,226,114
Telecommunications - 1.7%
1,822	A10 Networks Inc.	31,448
2,127	ADTRAN Holdings Inc.*	17,080
233	Anterix Inc.*	6,195
29,604	Applied Digital Corp.*(a)	202,195
3,495	AST SpaceMobile Inc., Class A Shares*(a)	80,630
418	ATN International Inc.	5,940
435	Aviat Networks Inc.*	9,331
805	BlackSky Technology Inc., Class A Shares*	9,008
4,966	Calix Inc.*	229,628
792	Ciena Corp.*	63,407
287	Clearfield Inc.*	10,651
5,504	CommScope Holding Co., Inc.*	33,244
45,456	Corning Inc.	2,254,163
26,328	Credo Technology Group Holding Ltd.*	1,604,955
4,214	DigitalBridge Group Inc.	46,607
3,240	EchoStar Corp., Class A Shares*	57,445
3,334	Extreme Networks Inc.*	52,244
1,479	Frontier Communications Parent Inc.*	53,584
1,313	Globalstar Inc.*	24,238
1,939	Gogo Inc.*	20,573
205,713	Harmonic Inc.*	1,855,531
387	IDT Corp., Class B Shares	23,835
664	InterDigital Inc.	144,261
674	Iridium Communications Inc.	17,120
1,825	Juniper Networks Inc.	65,572
26,485	Lumen Technologies Inc.*	103,821
4,100	Motorola Solutions Inc.	1,703,058
700	NETGEAR Inc.*	20,531
563	Ooma Inc.*	7,685
26,557	Powerfleet Inc. NJ*	120,834

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
COMMUNICATIONS - (continued)
Telecommunications - (continued)
54	Preformed Line Products Co.	$7,702
2,118	Ribbon Communications Inc.*	7,159
1,155	Shenandoah Telecommunications Co.	14,530
397	Spok Holdings Inc.	6,431
2,706	Telephone & Data Systems Inc.	92,978
24	Ubiquiti Inc.	9,487
3,201	Viasat Inc.*	27,945
181,473	Viavi Solutions Inc.*	1,653,219
	Total Telecommunications	10,694,265
	TOTAL COMMUNICATIONS	21,091,877
CONSUMER CYCLICAL - 10.3%
Airlines - 0.1%
746	Alaska Air Group Inc.*	37,994
398	Allegiant Travel Co.*	22,121
3,942	American Airlines Group Inc.*	44,978
3,658	Delta Air Lines Inc.	177,011
1,497	Frontier Group Holdings Inc.*	6,018
8,209	JetBlue Airways Corp.*	41,455
1,037	SkyWest Inc.*	105,204
3,375	Southwest Airlines Co.	112,657
958	Sun Country Airlines Holdings Inc.*	11,094
1,855	United Airlines Holdings Inc.*	147,370
4,113	Wheels Up Experience Inc.*(a)	5,388
	Total Airlines	711,290
Apparel - 0.6%
25,685	Birkenstock Holding PLC*	1,381,339
632	Capri Holdings Ltd.*	11,452
189	Carter's Inc.	5,929
188	Columbia Sportswear Co.	11,991
355	Crocs Inc.*	36,210
857	Deckers Outdoor Corp.*	90,431
9,363	Hanesbrands Inc.*	46,347
1,491	Kontoor Brands Inc.	102,282
13,182	On Holding AG, Class A Shares*	782,879
382	Oxford Industries Inc.	20,506
329	PVH Corp.	27,560
221	Ralph Lauren Corp., Class A Shares	61,175
153	Rocky Brands Inc.	3,481
792	Skechers USA Inc., Class A Shares*	49,136
34,033	Steven Madden Ltd.	838,913
552	Superior Group of Cos., Inc.	5,443
1,313	Tapestry Inc.	103,136
683	Torrid Holdings Inc.*(a)	3,524
950	Under Armour Inc., Class A Shares*	6,374
948	Under Armour Inc., Class C Shares*	5,972
2,095	VF Corp.	26,104
202	Weyco Group Inc.	6,335
18,535	Wolverine World Wide Inc.	316,207
	Total Apparel	3,942,726

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Auto Manufacturers - 0.2%
5,578	Blue Bird Corp.*	$215,869
777	Cummins Inc.	249,790
5,001	Hyliion Holdings Corp.*	7,701
5,564	Lucid Group Inc., Class A Shares*(a)	12,408
25,142	REV Group Inc.	942,574
4,744	Rivian Automotive Inc., Class A Shares*	68,930
1,100	Wabash National Corp.	9,537
	Total Auto Manufacturers	1,506,809
Auto Parts & Equipment - 0.6%
2,351	Adient PLC*	36,652
527	Aeva Technologies Inc.*	9,628
527	Allison Transmission Holdings Inc.	54,555
2,783	American Axle & Manufacturing Holdings Inc.*	12,217
1,322	Aptiv PLC*	88,323
25,227	Aurora Innovation Inc., Class A Shares*	152,876
1,205	BorgWarner Inc.	39,873
584	Commercial Vehicle Group Inc.*	759
350	Cooper-Standard Holdings Inc.*	8,064
3,376	Dana Inc.	56,143
15,071	Dorman Products Inc.*	1,948,831
544	Douglas Dynamics Inc.	14,955
1,105	Fox Factory Holding Corp.*	28,343
48,870	Gentex Corp.	1,054,126
817	Gentherm Inc.*	22,357
7,424	Goodyear Tire & Rubber Co.*	84,708
958	Holley Inc.*	1,859
5,337	indie Semiconductor Inc., Class A Shares*(a)	14,143
334	Lear Corp.	30,200
664	Luminar Technologies Inc., Class A Shares*	2,384
1,230	Methode Electronics Inc.	9,779
270	Miller Industries Inc.	12,239
1,145	Phinia Inc.	49,693
2,895	QuantumScape Corp., Class A Shares*	11,580
2,261	SES AI Corp.*	2,055
765	Shyft Group Inc.	8,025
6,156	Solid Power Inc.*	9,603
522	Standard Motor Products Inc.	15,817
1,165	Titan International Inc.*	8,435
723	Visteon Corp.*	61,039
633	XPEL Inc.*	22,769
	Total Auto Parts & Equipment	3,872,030
Distribution/Wholesale - 0.7%
555	A-Mark Precious Metals Inc.	10,950
34,940	Core & Main Inc., Class A Shares*	1,915,061
117	EVI Industries Inc.	2,169
6,516	Fastenal Co.	269,372
1,048	G-III Apparel Group Ltd.*	30,444
480	Global Industrial Co.	12,504
899	H&E Equipment Services Inc.	85,081
1,597	Hudson Technologies Inc.*	11,419

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Distribution/Wholesale - (continued)
1,451	LKQ Corp.	$58,722
2,166	MRC Global Inc.*	26,880
2,818	OPENLANE Inc.*	64,617
209	Pool Corp.	62,823
3,973	Resideo Technologies Inc.*	82,241
1,622	Rush Enterprises Inc., Class A Shares	80,532
207	Rush Enterprises Inc., Class B Shares	10,809
631	ScanSource Inc.*	25,480
266	SiteOne Landscape Supply Inc.*	31,072
38,135	ThredUp Inc., Class A Shares*	274,572
11,139	Titan Machinery Inc.*	208,077
8,070	VSE Corp.	1,049,826
195	Watsco Inc.	86,496
233	WESCO International Inc.	39,118
248	WW Grainger Inc.	269,715
	Total Distribution/Wholesale	4,707,980
Entertainment - 1.1%
1,269	Accel Entertainment Inc., Class A Shares*	14,238
11,090	AMC Entertainment Holdings Inc., Class A Shares*	39,480
238	Atlanta Braves Holdings Inc., Class A Shares*	10,341
1,322	Atlanta Braves Holdings Inc., Class C Shares*	53,686
1,295	Caesars Entertainment Inc.*	34,810
421	Churchill Downs Inc.	40,193
2,882	Cinemark Holdings Inc.	97,325
2,553	DraftKings Inc., Class A Shares*	91,602
2,040	Everi Holdings Inc.*	28,784
105,249	Genius Sports Ltd.*	1,009,338
533	Golden Entertainment Inc.	15,207
23,280	IMAX Corp.*	648,348
3,011	International Game Technology PLC	44,292
107	Liberty Media Corp.-Liberty Live, Class A Shares*	7,689
263	Liberty Media Corp.-Liberty Live, Class C Shares*	19,186
543	Light & Wonder Inc.*	48,935
5,478	Lionsgate Studios Corp.*	39,606
894	Live Nation Entertainment Inc.*	122,648
1,025	Madison Square Garden Entertainment Corp., Class A Shares*	38,038
109	Madison Square Garden Sports Corp.*	20,698
197	Marriott Vacations Worldwide Corp.	12,974
329	Monarch Casino & Resort Inc.	27,551
859	Penn Entertainment Inc.*	12,739
515	Pursuit Attractions & Hospitality Inc.*	14,363
291	RCI Hospitality Holdings Inc.	11,707
1,304	Red Rock Resorts Inc., Class A Shares	62,683
492	Reservoir Media Inc.*	3,838
83,499	Rush Street Interactive Inc.*	1,059,602
2,423	Six Flags Entertainment Corp.	81,316
59,370	Sportradar Group AG, Class A Shares*	1,419,537
317	Starz Entertainment Corp.*	6,644
4,047	Super Group SGHC Ltd.	35,371
10,608	TKO Group Holdings Inc., Class A Shares	1,674,049

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Entertainment - (continued)
795	United Parks & Resorts Inc.*	$35,608
226	Vail Resorts Inc.	36,198
705	Webtoon Entertainment Inc.*(a)	6,197
	Total Entertainment	6,924,821
Food Service - 0.0%
1,582	Aramark	64,071
Home Builders - 0.7%
756	Beazer Homes USA Inc.*	15,513
216	Cavco Industries Inc.*	93,657
741	Century Communities Inc.	38,436
1,407	Champion Homes Inc.*	92,018
1,612	DR Horton Inc.	190,313
683	Dream Finders Homes Inc., Class A Shares*	14,247
440	Forestar Group Inc.*	8,426
822	Green Brick Partners Inc.*	48,046
127	Hovnanian Enterprises Inc., Class A Shares*	11,466
11,200	Installed Building Products Inc.	1,786,176
1,755	KB Home	90,523
808	Landsea Homes Corp.*	9,106
659	LCI Industries	57,425
1,303	Lennar Corp., Class A Shares	138,222
91	Lennar Corp., Class B Shares	9,218
551	LGI Homes Inc.*	27,605
712	M/I Homes Inc.*	75,906
1,884	Meritage Homes Corp.	119,841
16	NVR Inc.*	113,855
1,153	PulteGroup Inc.	113,029
2,689	Taylor Morrison Home Corp., Class A Shares*	151,337
301	Thor Industries Inc.	24,438
12,756	Toll Brothers Inc.	1,329,813
2,462	Tri Pointe Homes Inc.*	72,580
741	Winnebago Industries Inc.	25,142
	Total Home Builders	4,656,338
Home Furnishings - 0.5%
1,228	Arhaus Inc., Class A Shares*	11,027
1,220	Daktronics Inc.*	18,105
342	Dolby Laboratories Inc., Class A Shares	25,397
554	Ethan Allen Interiors Inc.	14,476
93	Flexsteel Industries Inc.	2,824
224	Hamilton Beach Brands Holding Co., Class A Shares	4,093
198	Hooker Furnishings Corp.	1,944
1,071	iRobot Corp.*	3,288
1,105	Leggett & Platt Inc.	10,011
309	Lovesac Co.*	5,914
1,825	MillerKnoll Inc.	30,788
1,514	Purple Innovation Inc., Class A Shares*	1,206
9,176	SharkNinja Inc.*	843,550
471	Sleep Number Corp.*	5,068
29,127	Somnigroup International Inc.	1,895,003
3,224	Sonos Inc.*	33,143

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Home Furnishings - (continued)
2,027	Traeger Inc.*	$2,797
313	Whirlpool Corp.	24,442
1,443	Xperi Inc.*	11,241
	Total Home Furnishings	2,944,317
Housewares - 0.0%
441	Lifetime Brands Inc.	1,469
2,321	Newell Brands Inc.	12,301
246	Scotts Miracle-Gro Co.	14,652
	Total Housewares	28,422
Leisure Time - 1.1%
762	Acushnet Holdings Corp.	51,999
473	Amer Sports Inc.*	17,208
400	Brunswick Corp.	20,248
5,812	Carnival Corp.*	134,955
535	Clarus Corp.	1,701
175	Escalade Inc.	2,597
3,211	Global Business Travel Group I*	20,069
704	Harley-Davidson Inc.	17,044
98	Johnson Outdoors Inc., Class A Shares	2,665
80,736	Life Time Group Holdings Inc.*	2,309,050
24,100	Lindblad Expeditions Holdings Inc.*	253,050
281	Livewire Group Inc.*	1,264
517	Malibu Boats Inc., Class A Shares*	15,582
442	Marine Products Corp.	3,673
354	MasterCraft Boat Holdings Inc.*	6,022
2,437	Norwegian Cruise Line Holdings Ltd.*	43,013
33,276	OneSpaWorld Holdings Ltd.	627,585
9,545	Peloton Interactive Inc., Class A Shares*	67,769
15,428	Planet Fitness Inc., Class A Shares*	1,586,461
298	Polaris Inc.	11,688
1,351	Royal Caribbean Cruises Ltd.	347,166
9,739	Sabre Corp.*	24,542
3,694	Topgolf Callaway Brands Corp.*	23,420
18,302	Viking Holdings Ltd.*	817,001
554	Xponential Fitness Inc., Class A Shares*	4,992
13,288	YETI Holdings Inc.*	406,081
	Total Leisure Time	6,816,845
Lodging - 0.5%
404	Boyd Gaming Corp.	30,288
157	Choice Hotels International Inc.	19,889
578	Full House Resorts Inc.*	1,838
1,806	Hilton Grand Vacations Inc.*	68,935
1,365	Hilton Worldwide Holdings Inc.	339,121
261	Hyatt Hotels Corp., Class A Shares	34,460
54,061	Las Vegas Sands Corp.	2,225,151
630	Marcus Corp.	11,642
1,407	MGM Resorts International*	44,531
385	Travel + Leisure Co.	18,699
459	Wyndham Hotels & Resorts Inc.	37,996

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Lodging - (continued)
559	Wynn Resorts Ltd.	$50,612
	Total Lodging	2,883,162
Office Furnishings - 0.0%
1,230	HNI Corp.	57,232
1,472	Interface Inc., Class A Shares	29,573
2,388	Steelcase Inc., Class A Shares	24,620
491	Virco Mfg. Corp.	4,129
	Total Office Furnishings	115,554
Retail - 4.2%
1,297	Abercrombie & Fitch Co., Class A Shares*	101,802
1,772	Academy Sports & Outdoors Inc.	72,493
330	Advance Auto Parts Inc.	15,817
4,866	American Eagle Outfitters Inc.	53,331
226	America's Car-Mart Inc.*	11,246
1,938	Arko Corp.	8,295
516	Asbury Automotive Group Inc.*	117,602
148	AutoNation Inc.*	27,210
1,341	Bath & Body Works Inc.	37,709
1,199	Best Buy Co., Inc.	79,470
18	Biglari Holdings Inc., Class B Shares*	4,449
474	BJ's Restaurants Inc.*	21,145
12,844	BJ's Wholesale Club Holdings Inc.*	1,454,069
4,052	Blink Charging Co.*	2,849
2,052	Bloomin' Brands Inc.	15,657
212	BlueLinx Holdings Inc.*	14,187
6,754	Boot Barn Holdings Inc.*	1,082,734
1,159	Brinker International Inc.*	200,078
803	Buckle Inc.	34,216
337	Build-A-Bear Workshop Inc.	17,200
358	Burlington Stores Inc.*	81,721
878	Caleres Inc.	11,809
1,520	Camping World Holdings Inc., Class A Shares	24,715
865	CarMax Inc.*	55,758
12,938	Carvana Co., Class A Shares*	4,232,796
1,750	Casey's General Stores Inc.	766,080
11,424	Cava Group Inc.*	928,428
26,242	Cheesecake Factory Inc.	1,447,771
113	Citi Trends Inc.*	2,992
4,002	Clean Energy Fuels Corp.*	7,164
569	Cracker Barrel Old Country Store Inc.	32,683
664	Darden Restaurants Inc.	142,235
837	Dave & Buster's Entertainment Inc.*	18,381
1,927	Denny's Corp.*	7,361
1,579	Designer Brands Inc., Class A Shares	5,605
1,057	Destination XL Group Inc.*	1,194
10,139	Dick's Sporting Goods Inc.	1,818,328
16	Dillard's Inc., Class A Shares	6,336
347	Dine Brands Global Inc.	8,349
1,243	Dollar General Corp.	120,882
1,141	Dollar Tree Inc.*	102,987

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
1,605	Domino's Pizza Inc.	$760,481
29,537	Dutch Bros Inc., Class A Shares*	2,132,571
562	El Pollo Loco Holdings Inc.*	5,901
3,770	EVgo Inc., Class A Shares*	14,891
1,137	Ferguson Enterprises Inc.	207,321
1,133	First Watch Restaurant Group Inc.*	17,494
1,010	FirstCash Holdings Inc.	129,189
321	Five Below Inc.*	37,419
636	Floor & Decor Holdings Inc., Class A Shares*	45,595
2,198	Foot Locker Inc.*	52,224
277	Freshpet Inc.*	22,204
2,196	GameStop Corp., Class A Shares*	65,441
1,173	Gap Inc.	26,170
285	Genesco Inc.*	6,193
785	Genuine Parts Co.	99,318
1,068	GMS Inc.*	80,880
2,981	Group 1 Automotive Inc.	1,263,706
1,089	GrowGeneration Corp.*	1,176
549	Haverty Furniture Cos., Inc.	11,507
80	J Jill Inc.	1,280
503	Jack in the Box Inc.	9,539
916	Kohl's Corp.(a)	7,447
4,362	Kura Sushi USA Inc., Class A Shares*	288,154
1,108	La-Z-Boy Inc.	46,414
6,213	Leslie's Inc.*	4,683
146	Lithia Motors Inc., Class A Shares	46,269
1,601	Macy's Inc.	19,036
518	MarineMax Inc.*	10,982
583	Movado Group Inc.	9,445
266	MSC Industrial Direct Co., Inc., Class A Shares	21,599
4,009	Murphy USA Inc.	1,711,001
30,357	National Vision Holdings Inc.*	601,372
1,123	Nu Skin Enterprises Inc., Class A Shares	9,691
900	ODP Corp.*	14,805
11,454	Ollie's Bargain Outlet Holdings Inc.*	1,276,548
542	ONE Group Hospitality Inc.*	1,864
494	OneWater Marine Inc., Class A Shares*	7,296
873	Papa John's International Inc.	39,503
861	Patrick Industries Inc.	73,925
291	PC Connection Inc.	19,031
105	Penske Automotive Group Inc.	17,239
1,883	Petco Health & Wellness Co., Inc., Class A Shares*	6,911
1,650	Portillo's Inc., Class A Shares*	19,800
1,026	Potbelly Corp.*	10,947
652	PriceSmart Inc.	70,403
88	RH*	15,938
16,053	Ross Stores Inc.	2,248,865
2,681	Sally Beauty Holdings Inc.*	23,352
957	Savers Value Village Inc.*	9,589
996	Shake Shack Inc., Class A Shares*	129,271
442	Shoe Carnival Inc.	8,495

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
1,141	Signet Jewelers Ltd.	$75,956
369	Sonic Automotive Inc., Class A Shares	25,804
2,845	Sweetgreen Inc., Class A Shares*	38,180
374	Texas Roadhouse Inc., Class A Shares	73,009
505	Tile Shop Holdings Inc.*	3,217
412	Tilly's Inc., Class A Shares*	589
3,028	Tractor Supply Co.	146,555
261	Ulta Beauty Inc.*	123,051
15,253	Urban Outfitters Inc.*	1,066,185
483	Vera Bradley Inc.*	976
2,078	Victoria's Secret & Co.*	44,074
4,278	Walgreens Boots Alliance Inc.	48,127
2,464	Warby Parker Inc., Class A Shares*	52,163
992	Wendy's Co.	11,309
689	Williams-Sonoma Inc.	111,453
177	Wingstop Inc.	60,481
75	Winmark Corp.	31,861
1,603	Yum! Brands Inc.	230,736
637	Zumiez Inc.*	7,956
	Total Retail	27,107,191
Textiles - 0.0%
400	UniFirst Corp.	75,424
Toys/Games/Hobbies - 0.0%
720	Funko Inc., Class A Shares*	3,017
838	Hasbro Inc.	55,903
154	JAKKS Pacific Inc.	3,100
2,023	Mattel Inc.*	38,315
	Total Toys/Games/Hobbies	100,335
	TOTAL CONSUMER CYCLICAL	66,457,315
CONSUMER NON-CYCLICAL - 20.1%
Agriculture - 0.1%
131	Alico Inc.	4,225
853	Andersons Inc.	30,290
2,700	Archer-Daniels-Midland Co.	130,329
743	Bunge Global SA	58,065
944	Darling Ingredients Inc.*	29,415
1,944	Dole PLC	27,527
871	Fresh Del Monte Produce Inc.	30,764
391	Ispire Technology Inc.*	985
392	Limoneira Co.	6,190
464	Tejon Ranch Co.*	7,744
432	Turning Point Brands Inc.	32,106
623	Universal Corp.	40,738
10,822	Vital Farms Inc.*	344,573
	Total Agriculture	742,951
Beverages - 1.1%
50	Boston Beer Co., Inc., Class A Shares*	11,493
2,109	BRC Inc., Class A Shares*	3,775
240	Brown-Forman Corp., Class A Shares	7,975
1,033	Brown-Forman Corp., Class B Shares	34,440

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Beverages - (continued)
23,242	Celsius Holdings Inc.*	$880,407
360	Coca-Cola Consolidated Inc.	41,274
9,700	Constellation Brands Inc., Class A Shares	1,729,413
9,024	MGP Ingredients Inc.	265,486
953	Molson Coors Beverage Co., Class B Shares	51,071
605	National Beverage Corp.	27,364
90,491	Primo Brands Corp., Class A Shares	2,992,537
31,476	Vita Coco Co., Inc.*	1,120,231
1,130	Westrock Coffee Co.*	7,775
	Total Beverages	7,173,241
Biotechnology - 4.3%
1,848	4D Molecular Therapeutics Inc.*	6,690
3,071	89bio Inc.*	30,219
1,823	Absci Corp.*	4,831
3,143	ACADIA Pharmaceuticals Inc.*	67,795
1,584	Achieve Life Sciences Inc.*	5,671
576	Acrivon Therapeutics Inc.*	605
1,121	Actinium Pharmaceuticals Inc.*	1,726
2,120	Acumen Pharmaceuticals Inc.*	2,162
3,124	ADC Therapeutics SA*	9,653
28,557	ADMA Biologics Inc.*	566,571
985	Adverum Biotechnologies Inc.*	2,187
841	Agenus Inc.*	2,885
2,046	Akero Therapeutics Inc.*	101,584
1,104	Aldeyra Therapeutics Inc.*	2,374
3,487	Allogene Therapeutics Inc.*	4,080
5,991	Alnylam Pharmaceuticals Inc.*	1,824,619
1,655	Altimmune Inc.*	8,987
460	Alto Neuroscience Inc.*	1,187
1,811	Alumis Inc.*	6,339
907	ALX Oncology Holdings Inc.*	440
7,821	Amicus Therapeutics Inc.*	47,473
707	AnaptysBio Inc.*	15,717
2,026	Anavex Life Sciences Corp.*(a)	15,256
476	ANI Pharmaceuticals Inc.*	27,951
3,027	Annexon Inc.*	6,175
585	Apellis Pharmaceuticals Inc.*	9,904
44,352	Apogee Therapeutics Inc.*	1,625,057
3,090	Applied Therapeutics Inc.*	1,092
3,443	Arbutus Biopharma Corp.*	11,568
1,202	Arcellx Inc.*	74,596
525	Arcturus Therapeutics Holdings Inc.*	6,578
1,379	Arcus Biosciences Inc.*	12,314
42,991	Arcutis Biotherapeutics Inc.*	560,603
6,049	Ardelyx Inc.*	22,200
1,904	Argenx SE, ADR*	1,091,487
714	ArriVent Biopharma Inc.*	15,173
3,159	Arrowhead Pharmaceuticals Inc.*	50,765
1,210	ARS Pharmaceuticals Inc.*	17,460
500	Artiva Biotherapeutics Inc.*	965

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
53,298	Astria Therapeutics Inc.*	$253,698
3,052	Atea Pharmaceuticals Inc.*	9,064
6,130	Atossa Therapeutics Inc.*	4,764
1,446	Aura Biosciences Inc.*	8,474
3,437	Aurinia Pharmaceuticals Inc.*	26,946
3,122	Avidity Biosciences Inc.*	96,720
963	Axsome Therapeutics Inc.*	101,269
2,416	Beam Therapeutics Inc.*	38,245
521	Bicara Therapeutics Inc.*	4,819
33,659	BioCryst Pharmaceuticals Inc.*	361,834
823	Biogen Inc.*	106,817
2,320	Biohaven Ltd.*	34,359
1,057	BioMarin Pharmaceutical Inc.*	61,380
768	Biomea Fusion Inc.*	1,106
115	Bio-Rad Laboratories Inc., Class A Shares*	26,097
1,685	Black Diamond Therapeutics Inc.*	3,707
1,672	Blueprint Medicines Corp.*	169,457
28,084	Bridgebio Pharma Inc.*	961,877
2,451	C4 Therapeutics Inc.*	3,064
1,236	Cabaletta Bio Inc.*	2,311
450	Candel Therapeutics Inc.*	2,453
797	Capricor Therapeutics Inc.*	7,882
778	Cardiff Oncology Inc.*(a)	2,653
1,223	Cargo Therapeutics Inc.*	5,198
2,989	Caribou Biosciences Inc.*	3,168
326	Cartesian Therapeutics Inc.*(a)	3,117
1,044	Cassava Sciences Inc.*	2,098
715	Celcuity Inc.*	7,600
1,694	Celldex Therapeutics Inc.*	33,507
1,384	Century Therapeutics Inc.*	734
12,396	Certara Inc.*	140,819
303	CervoMed Inc.*	2,188
1,485	CG oncology Inc.*	38,046
721	Cibus Inc., Class A Shares*	2,329
1,048	Climb Bio Inc.*	1,237
2,360	Cogent Biosciences Inc.*	12,838
3,209	Compass Therapeutics Inc.*	6,739
329	Contineum Therapeutics Inc., Class A Shares*	1,204
1,073	Contra Alimera Science*(b)(c)	43
3,915	Corteva Inc.	277,182
124,440	Crinetics Pharmaceuticals Inc.*	3,796,664
1,309	Cullinan Therapeutics Inc.*	11,316
3,278	Cytek Biosciences Inc.*	9,080
3,067	Cytokinetics Inc.*	95,138
1,308	Day One Biopharmaceuticals Inc.*	8,345
3,311	Denali Therapeutics Inc.*	43,838
1,536	Design Therapeutics Inc.*	5,729
596	Dianthus Therapeutics Inc.*	10,364
626	Disc Medicine Inc., Class A Shares*	29,222
3,447	Dynavax Technologies Corp.*	33,746
2,136	Dyne Therapeutics Inc.*	25,547

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
21,942	Edgewise Therapeutics Inc.*	$313,332
2,959	Editas Medicine Inc.*	5,089
2,585	Elevation Oncology Inc.*	776
543	Entrada Therapeutics Inc.*	4,127
4,782	Erasca Inc.*	6,695
4,211	Esperion Therapeutics Inc.*	3,579
1,358	Evolus Inc.*	12,480
29,566	Exelixis Inc.*	1,272,521
1,774	EyePoint Pharmaceuticals Inc.*	12,844
3,093	Fate Therapeutics Inc.*	3,743
1,287	Fibrobiologics Inc.*	939
1,029	Generation Bio Co.*	389
15,412	Geron Corp.*	23,426
205	GRAIL Inc.*	7,874
331	Greenwich Lifesciences Inc.*	3,260
43,705	Guardant Health Inc.*	1,775,297
3,281	Halozyme Therapeutics Inc.*	183,966
739	Harvard Bioscience Inc.*	345
974	HilleVax Inc.*	1,821
3,124	Humacyte Inc.*	8,341
2,375	Ideaya Biosciences Inc.*	47,239
542	IGM Biosciences Inc.*	688
895	Illumina Inc.*	73,605
4,803	ImmunityBio Inc.*	12,776
1,945	Immunome Inc.*	17,038
1,523	Immunovant Inc.*	22,617
965	Incyte Corp.*	62,783
489	Inhibrx Biosciences Inc.*	6,587
650	Inmune Bio Inc.*	4,797
1,425	Innoviva Inc.*	27,887
1,121	Inovio Pharmaceuticals Inc.*	2,242
1,875	Inozyme Pharma Inc.*	7,444
11,686	Insmed Inc.*	814,865
2,508	Intellia Therapeutics Inc.*	17,230
1,293	Invivyd Inc.*	1,209
931	Ionis Pharmaceuticals Inc.*	31,198
7,637	Iovance Biotherapeutics Inc.*	13,365
1,052	iTeos Therapeutics Inc.*	10,541
7	Jade Biosciences Inc.	51
917	Janux Therapeutics Inc.*	21,825
484	Jasper Therapeutics Inc.*	2,662
773	Keros Therapeutics Inc.*	10,938
24,801	Kiniksa Pharmaceuticals International PLC, Class A Shares*	678,555
584	Kodiak Sciences Inc.*	1,986
3,812	Korro Bio Inc.*	43,533
682	Krystal Biotech Inc.*	85,905
1,878	Kura Oncology Inc.*	10,686
1,272	Kymera Therapeutics Inc.*	37,702
835	Kyverna Therapeutics Inc.*	2,129
1,737	Larimar Therapeutics Inc.*	3,908
446	LENZ Therapeutics Inc.*	13,023

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
458	Lexeo Therapeutics Inc.*	$1,246
2,353	Lexicon Pharmaceuticals Inc.*	1,474
6,433	Ligand Pharmaceuticals Inc.*	657,388
2,263	Lineage Cell Therapeutics Inc.*	1,504
1,820	Liquidia Corp.*	27,154
2,129	MacroGenics Inc.*	2,895
2,798	Maravai LifeSciences Holdings Inc., Class A Shares*	6,296
25,434	MBX Biosciences Inc.*	315,890
1,494	MeiraGTx Holdings PLC*	7,649
3,732	Mersana Therapeutics Inc.*	1,283
423	Metsera Inc.*(a)	11,303
64,343	Mind Medicine MindMed Inc.*(a)	467,130
606	Mineralys Therapeutics Inc.*	9,441
199	Mirati Therapeutics Inc.*(b)(c)	139
950	Monte Rosa Therapeutics Inc.*	3,971
2,357	Myriad Genetics Inc.*	9,876
7,920	Nektar Therapeutics, Class A Shares*	5,738
3,348	NeoGenomics Inc.*	24,373
2,766	Neumora Therapeutics Inc.*	1,981
1,498	Niagen Bioscience Inc.*	16,208
2,164	Nkarta Inc.*	3,765
4,327	Novavax Inc.*	31,760
1,901	Nurix Therapeutics Inc.*	20,208
966	Nuvalent Inc., Class A Shares*	72,073
5,681	Nuvation Bio Inc.*	12,044
1,571	Olema Pharmaceuticals Inc.*	8,295
1,323	Omeros Corp.*	4,088
2,438	Organogenesis Holdings Inc., Class A Shares*	6,680
1,088	Ovid Therapeutics Inc.*	296
653	PepGen Inc.*	953
1,850	Perspective Therapeutics Inc.*	4,755
1,253	Phathom Pharmaceuticals Inc.*	5,325
1,441	Pliant Therapeutics Inc.*	1,945
10,256	Praxis Precision Medicines Inc.*	395,369
2,488	Precigen Inc.*	3,284
905	Prelude Therapeutics Inc.*	802
2,350	Prime Medicine Inc.*	2,773
4,922	ProKidney Corp., Class A Shares*	3,558
1,032	Prothena Corp. PLC*	4,737
17,591	PTC Therapeutics Inc.*	853,515
2,018	Puma Biotechnology Inc.*	6,619
2,269	Pyxis Oncology Inc.*	2,746
215	Q32 Bio Inc.*	372
331	Rapport Therapeutics Inc.*	2,737
540	RAPT Therapeutics Inc.*	478
6,759	Recursion Pharmaceuticals Inc., Class A Shares*(a)	28,253
1,455	REGENXBIO Inc.*	12,877
3,206	Relay Therapeutics Inc.*	9,618
3,049	Renovaro Inc.*	944
1,856	Replimune Group Inc.*	16,667
4,479	REVOLUTION Medicines Inc.*	176,473

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
515	Rigel Pharmaceuticals Inc.*	$9,888
1,696	Rocket Pharmaceuticals Inc.*	4,257
2,508	Roivant Sciences Ltd.*	27,563
2,166	Royalty Pharma PLC, Class A Shares	71,218
1,861	Sage Therapeutics Inc.*	12,022
3,020	Sana Biotechnology Inc.*(a)	6,553
549	Sarepta Therapeutics Inc.*	20,642
3,419	Savara Inc.*	7,795
21,001	Scholar Rock Holding Corp.*	609,239
33,452	Septerna Inc.*(a)	309,431
1,842	Shattuck Labs Inc.*	1,860
693	Soleno Therapeutics Inc.*	50,832
1,101	Solid Biosciences Inc.*	3,534
1,793	SpringWorks Therapeutics Inc.*	83,751
778	Stoke Therapeutics Inc.*	7,422
13,815	Structure Therapeutics Inc., ADR*	300,614
2,492	Summit Therapeutics Inc.*	45,392
3,490	Sutro Biopharma Inc.*	3,133
2,149	Syndax Pharmaceuticals Inc.*	22,650
1,655	Tango Therapeutics Inc.*	3,674
16,788	Tarsus Pharmaceuticals Inc.*	721,045
4,163	Taysha Gene Therapies Inc.*	11,282
1,104	Tenaya Therapeutics Inc.*	508
2,299	Terns Pharmaceuticals Inc.*	7,150
3,661	TG Therapeutics Inc.*	128,538
1,308	Theravance Biopharma Inc.*	11,981
840	Third Harmonic Bio Inc.*	4,376
719	Tourmaline Bio Inc.*	11,993
19,833	Travere Therapeutics Inc.*	297,892
1,644	TScan Therapeutics Inc.*	2,351
429	Tyra Biosciences Inc.*	3,904
529	Ultragenyx Pharmaceutical Inc.*	18,002
245	United Therapeutics Corp.*	78,118
470	Upstream Bio Inc.*	4,338
907	UroGen Pharma Ltd.*	3,846
1,806	Ventyx Biosciences Inc.*	3,070
1,198	Vera Therapeutics Inc., Class A Shares*	22,702
2,137	Veracyte Inc.*	56,866
1,463	Verastem Inc.*	11,002
1,270	Vericel Corp.*	52,445
6,739	Veru Inc.*	3,425
1,681	Verve Therapeutics Inc.*	7,480
631	Viking Therapeutics Inc.*	16,911
2,217	Vir Biotechnology Inc.*	10,952
2,054	Viridian Therapeutics Inc.*	28,592
60,362	WaVe Life Sciences Ltd.*	362,776
1,749	Werewolf Therapeutics Inc.*	2,116
106	X4 Pharmaceuticals Inc.*	360
952	XBiotech Inc.*	2,713
1,886	Xencor Inc.*	15,088
59,397	Xenon Pharmaceuticals Inc.*	1,713,603

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
186	XOMA Royalty Corp.*	$4,605
422	Zenas Biopharma Inc.*	4,017
2,079	Zentalis Pharmaceuticals Inc.*	2,516
1,220	Zevra Therapeutics Inc.*	10,431
1,239	Zura Bio Ltd., Class A Shares*	1,251
1,409	Zymeworks Inc.*	16,105
	Total Biotechnology	27,409,597
Commercial Services - 5.3%
1,685	ABM Industries Inc.	88,715
668	Acacia Research Corp.*	2,492
1,989	ADT Inc.	16,548
984	Adtalem Global Education Inc.*	129,917
29,028	Affirm Holdings Inc., Class A Shares*	1,506,553
727	AirSculpt Technologies Inc.*	3,206
1,280	Alarm.com Holdings Inc.*	73,472
11,281	Alight Inc., Class A Shares	61,594
1,158	Alta Equipment Group Inc.	5,500
348	American Public Education Inc.*	10,249
989	AMN Healthcare Services Inc.*	20,878
1,365	API Group Corp.*	63,705
76,336	Arlo Technologies Inc.*	1,093,131
89	Avis Budget Group Inc.*	10,839
654	Barrett Business Services Inc.	27,027
3,154	Block Inc., Class A Shares*	194,759
711	Booz Allen Hamilton Holding Corp., Class A Shares	75,544
346	Bright Horizons Family Solutions Inc.*	44,703
66,106	BrightView Holdings Inc.*	1,029,931
1,203	Brink's Co.	98,718
988	Cadiz Inc.*	2,910
326	Carriage Services Inc., Class A Shares	14,181
325	Cass Information Systems Inc.	13,747
1,317	CBIZ Inc.*	95,140
4,052	Chegg Inc.*	4,133
447	Cimpress PLC*	19,784
2,196	Clarivate PLC*	9,267
828	CompoSecure Inc., Class A Shares*	11,352
2,828	CoreCivic Inc.*	62,103
382	Corpay Inc.*	124,192
3,716	Coursera Inc.*	32,887
237	CPI Card Group Inc.*	5,276
171	CRA International Inc.	32,499
876	Cross Country Healthcare Inc.*	11,546
999	Custom Truck One Source Inc.*	4,296
1,122	Deluxe Corp.	16,011
390	Distribution Solutions Group Inc.*	10,627
465	DLH Holdings Corp.*	2,325
21,314	Driven Brands Holdings Inc.*	379,815
1,694	Dun & Bradstreet Holdings Inc.	15,263
422	Emerald Holding Inc.	1,933
603	Ennis Inc.	11,258

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
698	Equifax Inc.	$184,405
253	Euronet Worldwide Inc.*	27,395
1,262	European Wax Center Inc., Class A Shares*	6,424
1,703	EVERTEC Inc.	61,700
1,618	First Advantage Corp.*	27,700
3,399	FiscalNote Holdings Inc.*	2,037
3,188	Flywire Corp.*	34,271
219	Forrester Research Inc.*	2,328
253	Franklin Covey Co.*	5,915
210	FTI Consulting Inc.*	34,474
3,446	GEO Group Inc.*	93,524
1,439	Global Payments Inc.	108,803
83	Graham Holdings Co., Class B Shares	79,216
6,938	Grand Canyon Education Inc.*	1,372,649
1,759	Green Dot Corp., Class A Shares*	16,253
702	GXO Logistics Inc.*	28,880
834	H&R Block Inc.	47,496
683	Hackett Group Inc.	16,747
1,863	Healthcare Services Group Inc.*	26,268
509	Heidrick & Struggles International Inc.	22,223
736	Herc Holdings Inc.	91,264
3,605	Hertz Global Holdings Inc.*	23,613
320	HireQuest Inc.	3,203
26,108	Huron Consulting Group Inc.*	3,729,006
497	ICF International Inc.	42,702
616	Information Services Group Inc.	2,907
954	Insperity Inc.	61,743
1,116	John Wiley & Sons Inc., Class A Shares	43,658
716	Kelly Services Inc., Class A Shares	8,391
481	Kforce Inc.	19,625
753	KinderCare Learning Cos., Inc.*	9,239
27,034	Korn Ferry	1,838,582
3,549	Laureate Education Inc., Class A Shares*	79,852
3,533	Legalzoom.com Inc.*	32,256
756	Lifecore Biomedical Inc.*	5,118
601	Lincoln Educational Services Corp.*	14,304
269	ManpowerGroup Inc.	11,285
224	MarketAxess Holdings Inc.	48,476
12,374	Marqeta Inc., Class A Shares*	66,572
743	Matthews International Corp., Class A Shares	15,937
410	Medifast Inc.*	5,769
59,894	Mister Car Wash Inc.*	424,050
757	Monro Inc.	11,605
161	Morningstar Inc.	49,656
528	National Research Corp.	7,133
263	Paylocity Holding Corp.*	50,207
49,587	Paymentus Holdings Inc., Class A Shares*	1,893,728
39,809	Payoneer Global Inc.*	271,099
805	Paysafe Ltd.*	9,942
1,693	Perdoceo Education Corp.	57,630
2,510	Performant Healthcare Inc.*	7,706

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
350	Priority Technology Holdings Inc.*	$2,985
1,093	PROG Holdings Inc.	31,511
1,920	Progyny Inc.*	41,280
1,041	Quad/Graphics Inc.	6,069
14,664	Quanta Services Inc.	5,023,300
1,035	RB Global Inc.	108,985
3,896	Remitly Global Inc.*	83,219
2,093	Repay Holdings Corp., Class A Shares*	10,067
1,227	Resources Connection Inc.	6,399
605	Robert Half Inc.	27,703
1,575	Rollins Inc.	90,169
787	Service Corp. International	61,386
9,934	Sezzle Inc.*	1,060,057
363	Shift4 Payments Inc., Class A Shares*	34,409
176	SoundThinking Inc.*	2,730
459	Spire Global Inc.*	4,764
7,486	StoneCo Ltd., Class A Shares*	102,184
585	Strategic Education Inc.	53,370
9,304	Stride Inc.*	1,408,533
1,220	Target Hospitality Corp.*	8,918
51,088	Toast Inc., Class A Shares*	2,154,892
221	Transcat Inc.*	19,311
1,095	TransUnion	93,765
849	TriNet Group Inc.	70,645
1,175	TrueBlue Inc.*	7,050
2,259	Udemy Inc.*	16,536
47	U-Haul Holding Co.*	3,008
599	U-Haul Holding Co. (Non-Voting)	34,167
20,133	UL Solutions Inc., Class A Shares	1,439,509
3,073	United Rentals Inc.	2,176,852
39,662	Universal Technical Institute Inc.*	1,409,191
1,404	Upbound Group Inc.	32,208
38,014	Valvoline Inc.*	1,314,904
802	Verisk Analytics Inc., Class A Shares	251,940
4,455	Verra Mobility Corp., Class A Shares*	105,361
911	Vestis Corp.	5,612
245	WEX Inc.*	32,568
311	Willdan Group Inc.*	16,810
1,099	WillScot Holdings Corp.	29,618
1,692	ZipRecruiter Inc., Class A Shares*	10,101
	Total Commercial Services	33,965,078
Cosmetics/Personal Care - 0.7%
3,178	Beauty Health Co.*	5,180
2,077	Coty Inc., Class A Shares*	10,240
1,291	Edgewell Personal Care Co.	35,657
4,408	elf Beauty Inc.*	495,856
2,231	Honest Co., Inc.*	11,222
482	Interparfums Inc.	65,658
10,897	Kenvue Inc.	260,111
5,994	Olaplex Holdings Inc.*	7,912

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Cosmetics/Personal Care - (continued)
782	Perrigo Co. PLC	$20,934
39,792	Prestige Consumer Healthcare Inc.*	3,408,981
671	Waldencast PLC, Class A Shares*	1,805
	Total Cosmetics/Personal Care	4,323,556
Food - 1.7%
2,506	Albertsons Cos., Inc., Class A Shares	55,708
2,550	B&G Foods Inc.	10,735
1,969	Beyond Meat Inc.*(a)	5,769
392	Calavo Growers Inc.	10,800
1,152	Cal-Maine Foods Inc.	110,511
1,157	Campbell's Co.	39,384
975	Chefs' Warehouse Inc.*	62,185
2,667	Conagra Brands Inc.	61,048
1,095	Flowers Foods Inc.	18,505
3,130	General Mills Inc.	169,834
447	Grocery Outlet Holding Corp.*	6,070
2,265	Hain Celestial Group Inc.*	4,236
824	Hershey Co.	132,409
745	HF Foods Group Inc.*	2,838
1,747	Hormel Foods Corp.	53,598
370	Ingles Markets Inc., Class A Shares	23,051
11,440	Ingredion Inc.	1,591,533
404	J & J Snack Foods Corp.	46,529
578	JM Smucker Co.	65,089
225	John B Sanfilippo & Son Inc.	13,982
1,483	Kellanova	122,540
2,191	Krispy Kreme Inc.	6,332
3,775	Kroger Co.	257,568
872	Lamb Weston Holdings Inc.	48,640
5,858	Lancaster Colony Corp.	980,629
233	Lifeway Foods Inc.*	5,265
678	Mama's Creations Inc.*	5,634
1,423	McCormick & Co., Inc.	103,495
1,336	Mission Produce Inc.*	14,936
96	Nathan's Famous Inc.	10,270
11,551	Natural Grocers by Vitamin Cottage Inc.	564,035
23,184	Performance Food Group Co.*	2,076,359
226	Pilgrim's Pride Corp.	11,110
292	Post Holdings Inc.*	32,292
1	Seaboard Corp.	2,677
106	Seneca Foods Corp., Class A Shares*	9,997
2,531	Simply Good Foods Co.*	87,345
152	Smithfield Foods Inc.	3,554
846	SpartanNash Co.	16,463
14,802	Sprouts Farmers Market Inc.*	2,558,674
2,265	SunOpta Inc.*	14,134
2,793	Sysco Corp.	203,889
41,917	TreeHouse Foods Inc.*	941,456
1,585	Tyson Foods Inc., Class A Shares	89,014
1,666	United Natural Foods Inc.*	50,930

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Food - (continued)
1,288	US Foods Holding Corp.*	$101,907
1,678	Utz Brands Inc.	22,200
309	Village Super Market Inc., Class A Shares	11,921
423	Weis Markets Inc.	32,063
1,691	WK Kellogg Co.(a)	28,612
	Total Food	10,897,755
Healthcare-Products - 3.7%
750	10X Genomics Inc., Class A Shares*	7,148
1,695	Accuray Inc.*	2,593
51,114	Adaptive Biotechnologies Corp.*	486,605
1,631	Agilent Technologies Inc.	182,542
580	Akoya Biosciences Inc.*	725
421	Align Technology Inc.*	76,176
56,503	Alphatec Holdings Inc.*	702,332
1,353	AngioDynamics Inc.*	13,801
1,021	Artivion Inc.*	30,201
1,239	AtriCure Inc.*	42,832
1,153	Avanos Medical Inc.*	14,493
4,132	Avantor Inc.*	53,344
954	Avita Medical Inc.*	5,361
27,595	Axogen Inc.*	300,510
293	Azenta Inc.*	7,829
2,869	Baxter International Inc.	87,504
20,770	Beta Bionics Inc.*	358,075
915	BioLife Solutions Inc.*	20,020
942	Bio-Techne Corp.	45,593
1,140	Bioventus Inc., Class A Shares*	7,387
650	Bruker Corp.	23,855
1,305	CareDx Inc.*	22,172
659	Castle Biosciences Inc.*	10,524
333	Ceribell Inc.*	5,598
6,901	Cerus Corp.*	8,764
815	CONMED Corp.	46,251
1,100	Cooper Cos., Inc.*	75,108
460	CVRx Inc.*	3,052
1,188	DENTSPLY SIRONA Inc.	18,984
1,468	Embecta Corp.	15,458
304	Enovis Corp.*	9,515
38,695	Envista Holdings Corp.*	706,958
1,020	Exact Sciences Corp.*	57,406
1,168	Fractyl Health Inc.*	2,219
2,582	GE HealthCare Technologies Inc.	182,134
8,897	Glaukos Corp.*	838,898
19,452	Globus Medical Inc., Class A Shares*	1,151,169
1,339	Haemonetics Corp.*	90,664
1,247	Hologic Inc.*	77,526
572	ICU Medical Inc.*	77,140
462	IDEXX Laboratories Inc.*	237,172
334	InfuSystem Holdings Inc.*	1,931
1,647	Inmode Ltd.*	24,145

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
483	Inogen Inc.*	$3,103
174	Inspire Medical Systems Inc.*	24,047
10,639	Insulet Corp.*	3,457,994
873	Integer Holdings Corp.*	103,677
46,884	Integra LifeSciences Holdings Corp.*	593,551
187	iRadimed Corp.	10,824
819	iRhythm Technologies Inc.*	115,070
1,808	Lantheus Holdings Inc.*	136,612
533	LeMaitre Vascular Inc.	43,813
1,449	LivaNova PLC*	62,669
255	Masimo Corp.*	41,438
3,354	MaxCyte Inc.*	7,983
1,503	Merit Medical Systems Inc.*	142,830
3,002	MiMedx Group Inc.*	19,303
24,794	Natera Inc.*	3,910,758
885	Nautilus Biotechnology Inc., Class A Shares*	661
5,809	Neogen Corp.*	34,041
21,708	NeuroPace Inc.*	286,980
2,790	Novocure Ltd.*	53,317
3,430	OmniAb Inc.*	4,356
1,206	Omnicell Inc.*	36,626
2,423	OraSure Technologies Inc.*	6,978
375	Orchestra BioMed Holdings Inc.*	1,069
826	Orthofix Medical Inc.*	9,293
380	OrthoPediatrics Corp.*	7,585
8,898	Pacific Biosciences of California Inc.*(a)	8,575
8,043	Penumbra Inc.*	2,147,240
1,224	PROCEPT BioRobotics Corp.*	70,992
842	Pulmonx Corp.*	2,863
411	Pulse Biosciences Inc.*	7,112
1,310	QIAGEN NV*	59,120
1,247	Quanterix Corp.*	6,484
1,784	Quantum-Si Inc.*	2,997
24,113	QuidelOrtho Corp.*	739,546
334	Repligen Corp.*	39,435
826	ResMed Inc.	202,197
17,479	Revvity Inc.	1,580,451
944	RxSight Inc.*	14,434
91	Sanara Medtech Inc.*	2,639
10,105	Semler Scientific Inc.*(a)	404,200
1,277	Sera Prognostics Inc., Class A Shares*	1,992
1,008	SI-BONE Inc.*	19,051
838	Solventum Corp.*	61,249
1,291	STAAR Surgical Co.*	22,993
2,874	Stereotaxis Inc.*	6,122
558	STERIS PLC	136,827
323	Surmodics Inc.*	9,373
530	Tactile Systems Technology Inc.*	5,236
1,708	Tandem Diabetes Care Inc.*	33,853
284	Teleflex Inc.	34,725
20,717	TransMedics Group Inc.*	2,633,545

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Products - (continued)
1,652	Treace Medical Concepts Inc.*	$9,482
1,660	Twist Bioscience Corp.*	48,638
191	UFP Technologies Inc.*	44,732
120	Utah Medical Products Inc.	6,610
912	Varex Imaging Corp.*	6,995
333	Waters Corp.*	116,297
409	West Pharmaceutical Services Inc.	86,238
1,119	Zimmer Biomet Holdings Inc.	103,138
978	Zimvie Inc.*	8,939
346	Zynex Inc.*	810
	Total Healthcare-Products	23,931,422
Healthcare-Services - 1.3%
529	Acadia Healthcare Co., Inc.*	11,976
9,979	Addus HomeCare Corp.*	1,106,771
8,464	agilon health Inc.*	18,790
183	Amedisys Inc.*	17,215
749	Ardent Health Partners Inc.*	10,845
1,140	Astrana Health Inc.*	28,260
1,149	Aveanna Healthcare Holdings Inc.*	6,124
1,045	Blade Air Mobility Inc.*	3,647
1,569	BrightSpring Health Services Inc.*	37,358
4,955	Brookdale Senior Living Inc.*	32,257
2,865	Centene Corp.*	161,701
308	Charles River Laboratories International Inc.*	41,774
89	Chemed Corp.	51,161
3,046	Community Health Systems Inc.*	11,818
2,857	Concentra Group Holdings Parent Inc.	61,797
731	CorVel Corp.*	81,338
260	DaVita Inc.*	35,428
3,054	DocGo Inc.*	4,337
27,467	Encompass Health Corp.	3,320,760
1,193	Enhabit Inc.*	12,526
1,462	Ensign Group Inc.	215,294
730	Fortrea Holdings Inc.*	3,139
458	Fulgent Genetics Inc.*	9,490
5,185	GeneDx Holdings Corp., Class A Shares*	369,276
2,260	HealthEquity Inc.*	227,379
6,184	Humana Inc.	1,441,676
485	Innovage Holding Corp.*	1,984
1,021	IQVIA Holdings Inc.*	143,277
339	Joint Corp.*	3,627
475	Labcorp Holdings Inc.	118,261
3,564	LifeStance Health Group Inc.*	21,170
153	Medpace Holdings Inc.*	45,120
490	ModivCare Inc.*	549
320	Molina Healthcare Inc.*	97,613
1,585	Nano-X Imaging Ltd.*(a)	8,115
326	National HealthCare Corp.	33,950
7,757	OPKO Health Inc.*	10,549
5,607	Oscar Health Inc., Class A Shares*	77,377

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Healthcare-Services - (continued)
1,036	PACS Group Inc.*	$10,277
2,471	Pediatrix Medical Group Inc.*	34,965
884	Pennant Group Inc.*	25,380
627	Quest Diagnostics Inc.	108,684
739	Quipt Home Medical Corp.*(b)	1,323
1,798	RadNet Inc.*	103,367
2,887	Select Medical Holdings Corp.	44,142
180	Sonida Senior Living Inc.*	4,392
814	Sotera Health Co.*	9,963
2,030	Surgery Partners Inc.*	47,928
4,451	Teladoc Health Inc.*	30,801
536	Tenet Healthcare Corp.*	90,461
317	Universal Health Services Inc., Class B Shares	60,341
387	US Physical Therapy Inc.	29,021
1,334	Viemed Healthcare Inc.*	8,871
	Total Healthcare-Services	8,493,645
Household Products/Wares - 0.1%
3,111	ACCO Brands Corp.	11,168
451	Avery Dennison Corp.	80,156
216	Central Garden & Pet Co.*	7,789
1,364	Central Garden & Pet Co., Class A Shares*	43,607
1,381	Church & Dwight Co., Inc.	135,766
700	Clorox Co.	92,316
595	Helen of Troy Ltd.*	16,000
1,150	Quanex Building Products Corp.	19,240
274	Reynolds Consumer Products Inc.	6,050
152	Spectrum Brands Holdings Inc.	8,781
356	WD-40 Co.	86,732
	Total Household Products/Wares	507,605
Pharmaceuticals - 1.8%
2,618	AdaptHealth Corp., Class A Shares*	23,510
1,498	Agios Pharmaceuticals Inc.*	48,071
6,520	Akebia Therapeutics Inc.*	19,756
2,403	Alector Inc.*	3,196
4,225	Alkermes PLC*	129,327
4,140	Amneal Pharmaceuticals Inc.*	30,305
1,014	Amphastar Pharmaceuticals Inc.*	26,070
266	Anika Therapeutics Inc.*	2,966
2,165	Aquestive Therapeutics Inc.*	5,867
1,686	Arvinas Inc.*	12,139
10,665	Ascendis Pharma AS, ADR*	1,736,689
2,410	Avadel Pharmaceuticals PLC, ADR*	21,955
24,603	BellRing Brands Inc.*	1,548,759
778	Biote Corp., Class A Shares*	2,692
1,384	Cardinal Health Inc.	213,745
3,100	Catalyst Pharmaceuticals Inc.*	77,376
986	Cencora Inc.	287,163
18,795	Centessa Pharmaceuticals PLC, ADR*	253,920
1,851	Coherus Biosciences Inc.*	1,442
840	Collegium Pharmaceutical Inc.*	24,478

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
400	Corbus Pharmaceuticals Holdings Inc.*	$2,968
10,934	Corcept Therapeutics Inc.*	848,041
1,791	CorMedix Inc.*	21,743
2,216	DexCom Inc.*	190,133
2,932	Elanco Animal Health Inc.*	39,406
796	Enanta Pharmaceuticals Inc.*	4,720
865	Enliven Therapeutics Inc.*	15,371
411	Fennec Pharmaceuticals Inc.*(b)	3,337
484	Foghorn Therapeutics Inc.*	1,975
1,233	Fulcrum Therapeutics Inc.*	8,477
14,964	Guardian Pharmacy Services Inc., Class A Shares*(a)	316,788
370	Gyre Therapeutics Inc.*	3,356
982	Harmony Biosciences Holdings Inc.*	33,879
795	Harrow Inc.*	22,347
687	Henry Schein Inc.*	48,083
2,517	Herbalife Ltd.*	19,658
4,679	Heron Therapeutics Inc.*	8,796
4,866	Ironwood Pharmaceuticals Inc., Class A Shares*	2,915
368	Jazz Pharmaceuticals PLC*	39,770
1,162	KalVista Pharmaceuticals Inc.*	13,712
333	Lyell Immunopharma Inc.*	2,908
472	Madrigal Pharmaceuticals Inc.*	129,923
6,979	MannKind Corp.*	28,963
397	MediWound Ltd.*	8,718
10,106	Merus NV*	566,643
1,126	Mirum Pharmaceuticals Inc.*	50,062
241	Nature's Sunshine Products Inc.*	3,726
559	Neurocrine Biosciences Inc.*	68,768
316	Neurogene Inc.*	5,375
10,417	Ocugen Inc.*	8,710
4,078	Ocular Therapeutix Inc.*	32,665
49,059	Option Care Health Inc.*	1,603,248
1,515	Organon & Co.	13,968
1,515	ORIC Pharmaceuticals Inc.*	12,378
461	Outlook Therapeutics Inc.*	848
1,930	Owens & Minor Inc.*	12,738
1,155	Pacira BioSciences Inc.*	29,845
476	Phibro Animal Health Corp., Class A Shares	11,624
488	Premier Inc., Class A Shares	11,214
16,122	Protagonist Therapeutics Inc.*	765,311
1,503	Regulus Therapeutics Inc.*	11,919
18,348	Rhythm Pharmaceuticals Inc.*	1,125,283
530	scPharmaceuticals Inc.*	1,929
1,793	SIGA Technologies Inc.	10,722
836	Skye Bioscience Inc.*	1,655
14,351	Spyre Therapeutics Inc.*	219,283
1,318	Supernus Pharmaceuticals Inc.*	41,781
2,045	Trevi Therapeutics Inc.*	13,313
256	USANA Health Sciences Inc.*	7,647
2,309	Vanda Pharmaceuticals Inc.*	10,021
3,249	Vaxcyte Inc.*	105,560

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
536	Verrica Pharmaceuticals Inc.*	$265
6,634	Viatris Inc.	58,313
1,516	Voyager Therapeutics Inc.*	4,154
60,746	Xeris Biopharma Holdings Inc.*	300,085
1,334	Y-mAbs Therapeutics Inc.*	6,136
	Total Pharmaceuticals	11,400,602
	TOTAL CONSUMER NON-CYCLICAL	128,845,452
ENERGY - 4.6%
Coal - 0.0%
291	Alpha Metallurgical Resources Inc.*	32,604
1,375	Core Natural Resources Inc.	95,287
539	Hallador Energy Co.*	9,298
74	NACCO Industries Inc., Class A Shares	2,654
3,372	Peabody Energy Corp.	44,375
856	Ramaco Resources Inc., Class A Shares	7,738
31	Ramaco Resources Inc., Class B Shares	231
2,130	SunCoke Energy Inc.	17,338
1,382	Warrior Met Coal Inc.	62,812
	Total Coal	272,337
Energy-Alternate Sources - 0.3%
1,286	Aemetis Inc.*	2,199
3,917	Array Technologies Inc.*	25,852
27,513	ASP Isotopes Inc.*	207,998
1,790	Energy Vault Holdings Inc.*	1,479
798	Enphase Energy Inc.*	33,029
259,187	Eos Energy Enterprises Inc.*(a)	1,078,218
602	First Solar Inc.*	95,164
1,583	Fluence Energy Inc., Class A Shares*	7,440
557	FuelCell Energy Inc.*(a)	2,846
480	FutureFuel Corp.	1,896
2,042	Green Plains Inc.*	8,495
1,406	Montauk Renewables Inc.*	2,587
22,071	Plug Power Inc.*	19,482
385	REX American Resources Corp.*	16,224
4,381	Shoals Technologies Group Inc., Class A Shares*	20,679
2,589	Stem Inc.*	1,266
3,854	Sunnova Energy International Inc.*	838
5,744	Sunrun Inc.*	43,023
4,984	T1 Energy Inc.*	5,433
941	TPI Composites Inc.*	1,129
	Total Energy-Alternate Sources	1,575,277
Oil & Gas - 2.6%
1,649	Amplify Energy Corp.*	4,733
74,000	Antero Resources Corp.*	2,771,300
2,178	APA Corp.	37,048
2,782	Berry Corp.	6,649
12,498	BKV Corp.*	268,707
6,078	Borr Drilling Ltd.*	10,637
1,823	California Resources Corp.	80,522
371	Chord Energy Corp.	33,390

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
39,477	Civitas Resources Inc.	$1,080,485
3,826	CNX Resources Corp.*	123,503
2,535	Comstock Resources Inc.*	59,065
4,120	Coterra Energy Inc.	100,157
4,424	Crescent Energy Co., Class A Shares	37,117
833	CVR Energy Inc.	19,484
1,626	Delek US Holdings Inc.	31,300
3,521	Devon Energy Corp.	106,545
12,769	Diamondback Energy Inc.	1,718,069
1,153	Diversified Energy Co. PLC	16,107
322	Empire Petroleum Corp.*	1,584
3,346	EQT Corp.	184,465
568	Evolution Petroleum Corp.	2,550
16,207	Expand Energy Corp.	1,882,119
1,159	Granite Ridge Resources Inc.	6,514
5,450	Gulfport Energy Corp.*	1,043,675
2,575	Helmerich & Payne Inc.	39,269
1,588	Hess Corp.	209,918
940	HF Sinclair Corp.	33,962
638	HighPeak Energy Inc.	6,310
349	Infinity Natural Resources Inc., Class A Shares*	5,821
12,290	Kosmos Energy Ltd.*	20,401
8,522	Landbridge Co. LLC, Class A Shares	608,897
4,529	Magnolia Oil & Gas Corp., Class A Shares	97,374
700	Matador Resources Co.	30,107
3,612	Murphy Oil Corp.	75,599
228	Nabors Industries Ltd.*	5,885
3,467	Noble Corp. PLC	85,878
2,647	Northern Oil & Gas Inc.	70,357
1,448	Ovintiv Inc.	51,867
1,422	Par Pacific Holdings Inc.*	30,701
10,353	Patterson-UTI Energy Inc.	57,149
2,763	PBF Energy Inc., Class A Shares	52,635
164,705	Permian Resources Corp., Class A Shares	2,076,930
11	PrimeEnergy Resources Corp.*	2,124
1,419	Range Resources Corp.	53,979
258	Riley Exploration Permian Inc.	6,620
6,332	Ring Energy Inc.*	4,670
19,046	Sable Offshore Corp.*	548,144
733	SandRidge Energy Inc.	7,191
1,820	Seadrill Ltd.*	42,224
2,123	Sitio Royalties Corp., Class A Shares	36,240
3,065	SM Energy Co.	71,782
3,868	Talos Energy Inc.*	31,099
106	Texas Pacific Land Corp.	118,087
19,423	Transocean Ltd.*	48,363
3,503	VAALCO Energy Inc.	11,105
1,672	Valaris Ltd.*	62,901
17,000	Valero Energy Corp.	2,192,490
797	Viper Energy Inc., Class A Shares	31,633
722	Vital Energy Inc.*	10,743

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
620	Vitesse Energy Inc.	$12,977
4,198	W&T Offshore Inc.	6,213
428	Weatherford International PLC	18,661
	Total Oil & Gas	16,502,031
Oil & Gas Services - 1.1%
4,539	Archrock Inc.	113,021
16,522	Aris Water Solutions Inc., Class A Shares	364,145
2,114	Atlas Energy Solutions Inc., Class A Shares(a)	25,685
5,673	Baker Hughes Co., Class A Shares	210,185
622	Bristow Group Inc.*	18,200
37,350	ChampionX Corp.	899,014
1,196	Core Laboratories Inc.	12,857
756	DMC Global Inc.*	4,884
2,735	DNOW Inc.*	39,439
419	Drilling Tools International Corp.*	1,098
103,118	Expro Group Holdings NV*	857,942
539	Flowco Holdings Inc., Class A Shares	9,276
416	Forum Energy Technologies Inc.*	6,132
636	Geospace Technologies Corp.*	3,702
4,978	Halliburton Co.	97,519
3,748	Helix Energy Solutions Group Inc.*	23,200
818	Innovex International Inc.*	11,288
7,770	Kodiak Gas Services Inc.	274,359
4,289	Liberty Energy Inc., Class A Shares	49,710
1,322	Mammoth Energy Services Inc.*	3,490
590	Matrix Service Co.*	7,210
230	Natural Gas Services Group Inc.*	5,513
2,343	NOV Inc.	28,116
2,005	NPK International Inc.*	16,220
2,679	Oceaneering International Inc.*	51,089
1,294	Oil States International Inc.*	5,629
471	ProFrac Holding Corp., Class A Shares*	3,928
2,138	ProPetro Holding Corp.*	11,545
530	Ranger Energy Services Inc., Class A Shares	5,644
2,004	RPC Inc.	8,898
46,200	Schlumberger NV	1,526,910
939	SEACOR Marine Holdings Inc.*	5,014
2,336	Select Water Solutions Inc., Class A Shares	18,781
30,288	Solaris Energy Infrastructure Inc., Class A Shares	830,800
47,870	TechnipFMC PLC	1,491,150
2,978	TETRA Technologies Inc.*	7,981
1,297	Tidewater Inc.*	51,504
	Total Oil & Gas Services	7,101,078
Pipelines - 0.6%
1,997	Antero Midstream Corp.	37,504
1,272	Cheniere Energy Inc.	301,451
585	DT Midstream Inc.	61,273
404	Excelerate Energy Inc., Class A Shares	11,364
2,588	Golar LNG Ltd.	106,522
11,040	Kinder Morgan Inc.	309,562

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
ENERGY - (continued)
Pipelines - (continued)
1,007	Kinetik Holdings Inc., Class A Shares	$44,852
567	New Fortress Energy Inc., Class A Shares	1,412
2,886	NextDecade Corp.*	23,896
3,531	ONEOK Inc.	285,446
1,229	Targa Resources Corp.	194,096
39,638	Williams Cos., Inc.	2,398,495
	Total Pipelines	3,775,873
	TOTAL ENERGY	29,226,596
FINANCIAL - 19.0%
Banks - 6.4%
473	1st Source Corp.	28,645
184	ACNB Corp.	7,649
687	Alerus Financial Corp.	14,434
442	Amalgamated Financial Corp.	13,357
948	Amerant Bancorp Inc., Class A Shares	16,618
1,723	Ameris Bancorp	105,913
151	Ames National Corp.	2,627
385	Arrow Financial Corp.	9,914
81,489	Associated Banc-Corp.	1,888,100
3,374	Atlantic Union Bankshares Corp.	101,288
527	BancFirst Corp.	65,193
1,212	Bancorp Inc.*	61,933
250	Bank First Corp.	29,075
1,039	Bank of Hawaii Corp.	69,104
360	Bank of Marin Bancorp	7,672
4,096	Bank of New York Mellon Corp.	362,947
1,221	Bank of NT Butterfield & Son Ltd.	51,477
625	Bank OZK	27,706
101	Bank7 Corp.	3,901
1,979	BankUnited Inc.	67,246
135	Bankwell Financial Group Inc.	4,686
907	Banner Corp.	55,917
351	Bar Harbor Bankshares	10,207
358	BayCom Corp.	9,448
279	BCB Bancorp Inc.	2,260
433	Blue Foundry Bancorp*	3,923
125	BOK Financial Corp.	11,803
715	Bridgewater Bancshares Inc.*	10,468
344	Burke & Herbert Financial Services Corp.	19,581
598	Business First Bancshares Inc.	14,226
790	Byline Bancorp Inc.	20,437
4,785	Cadence Bank	144,986
867	California BanCorp*	12,953
492	Camden National Corp.	19,355
178	Capital Bancorp Inc.	5,749
324	Capital City Bank Group Inc.	12,228
540	Carter Bankshares Inc.*	8,883
1,854	Cathay General Bancorp	79,453
669	Central Pacific Financial Corp.	17,862
62	Chemung Financial Corp.	2,906

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
298	ChoiceOne Financial Services Inc.	$8,815
325	Citizens & Northern Corp.	6,029
2,480	Citizens Financial Group Inc.	100,068
160	Citizens Financial Services Inc.	9,784
9,514	City Holding Co.	1,121,605
544	Civista Bancshares Inc.	12,267
488	CNB Financial Corp.	10,575
8,296	Coastal Financial Corp.*	729,135
353	Colony Bankcorp Inc.	5,397
112,736	Columbia Banking System Inc.	2,635,768
798	Comerica Inc.	45,558
749	Commerce Bancshares Inc.	47,195
1,393	Community Financial System Inc.	78,342
388	Community Trust Bancorp Inc.	19,807
533	Community West Bancshares	9,487
922	ConnectOne Bancorp Inc.	21,178
353	Cullen/Frost Bankers Inc.	44,824
771	Customers Bancorp Inc.*	39,290
3,515	CVB Financial Corp.	65,906
1,137	Dime Community Bancshares Inc.	29,175
745	Eagle Bancorp Inc.	13,112
775	East West Bancorp Inc.	70,680
5,139	Eastern Bankshares Inc.	77,085
228	Enterprise Bancorp Inc.	8,789
976	Enterprise Financial Services Corp.	51,669
481	Equity Bancshares Inc., Class A Shares	18,730
169	Esquire Financial Holdings Inc.	15,335
280	Farmers & Merchants Bancorp Inc.	6,667
862	Farmers National Banc Corp.	11,404
933	FB Financial Corp.	40,725
205	Fidelity D&D Bancorp Inc.	8,360
3,830	Fifth Third Bancorp	146,268
578	Financial Institutions Inc.	14,924
4,225	First BanCorp (Puerto Rico)	84,416
1,050	First Bancorp (Southern Pines NC)	43,439
227	First Bancorp Inc.	5,491
461	First Bank	6,698
2,293	First Busey Corp.	50,721
181	First Business Financial Services Inc.	8,827
1,223	First Citizens BancShares Inc., Class A Shares	2,261,180
2,652	First Commonwealth Financial Corp.	41,424
424	First Community Bankshares Inc.	15,942
2,501	First Financial Bancorp	60,424
3,411	First Financial Bankshares Inc.	120,272
274	First Financial Corp.	14,204
1,977	First Foundation Inc.*	10,201
730	First Hawaiian Inc.	17,432
133,517	First Horizon Corp.	2,654,318
168	First Internet Bancorp	4,074
82,073	First Interstate BancSystem Inc., Class A Shares	2,228,282
1,541	First Merchants Corp.	58,096

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
582	First Mid Bancshares Inc.	$20,533
761	First of Long Island Corp.	9,033
404	Five Star Bancorp	11,296
2,101	FNB Corp.	29,141
4,737	Fulton Financial Corp.	81,713
295	FVCBankcorp Inc.*	3,440
736	German American Bancorp Inc.	28,126
2,988	Glacier Bancorp Inc.	123,912
204	Great Southern Bancorp Inc.	11,412
283	Guaranty Bancshares Inc.	11,699
2,276	Hancock Whitney Corp.	124,429
752	Hanmi Financial Corp.	17,236
917	HarborOne Bancorp Inc.	10,435
282	HBT Financial Inc.	6,599
1,439	Heritage Commerce Corp.	13,325
866	Heritage Financial Corp.	20,247
1,215	Hilltop Holdings Inc.	36,231
4,892	Home BancShares Inc.	138,395
435	HomeStreet Inc.*	5,668
3,342	Hope Bancorp Inc.	33,554
1,084	Horizon Bancorp Inc.	16,087
8,173	Huntington Bancshares Inc.	127,744
34,826	Independent Bank Corp. (Massachusetts)	2,141,799
496	Independent Bank Corp. (Michingan)	15,639
1,412	International Bancshares Corp.	88,434
168	Investar Holding Corp.	3,194
444	John Marshall Bancorp Inc.	7,743
1,238	Kearny Financial Corp.	7,465
182,211	KeyCorp	2,889,866
652	Lakeland Financial Corp.	39,035
242	LCNB Corp.	3,511
1,071	LINKBANCORP Inc.	7,336
903	Live Oak Bancshares Inc.	24,787
943	M&T Bank Corp.	172,230
394	Mercantile Bank Corp.	17,399
443	Merchants Bancorp	14,185
440	Metrocity Bankshares Inc.	12,294
259	Metropolitan Bank Holding Corp.*	16,750
479	Mid Penn Bancorp Inc.	12,765
144	Middlefield Banc Corp.	4,226
691	Midland States Bancorp Inc.	11,664
558	MidWestOne Financial Group Inc.	16,043
408	MVB Financial Corp.	7,980
45,761	National Bank Holdings Corp., Class A Shares	1,654,260
102	National Bankshares Inc.	2,613
979	NB Bancorp Inc.*	16,496
1,400	NBT Bancorp Inc.	58,590
376	Nicolet Bankshares Inc.	46,113
161	Northeast Bank	13,497
264	Northeast Community Bancorp Inc.	5,972
1,095	Northern Trust Corp.	116,880

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
123	Northrim BanCorp Inc.	$11,267
135	Norwood Financial Corp.	3,510
18,456	NU Holdings Ltd., Class A Shares*	221,657
124	Oak Valley Bancorp	3,161
1,210	OFG Bancorp	49,779
122,953	Old National Bancorp	2,564,800
1,093	Old Second Bancorp Inc.	18,078
214	Orange County Bancorp Inc.	5,472
749	Origin Bancorp Inc.	25,533
458	Orrstown Financial Services Inc.	13,767
382	Park National Corp.	62,098
193	Parke Bancorp Inc.	3,742
9,702	Pathward Financial Inc.	757,241
202	PCB Bancorp	3,907
408	Peapack-Gladstone Financial Corp.	11,187
890	Peoples Bancorp Inc.	26,095
221	Peoples Bancorp of North Carolina Inc.	6,084
214	Peoples Financial Services Corp.	10,285
25,096	Pinnacle Financial Partners Inc.	2,667,203
309	Pioneer Bancorp Inc.*	3,523
188	Plumas Bancorp	8,184
359	Ponce Financial Group Inc.*	4,807
425	Popular Inc.	44,000
319	Preferred Bank	26,672
719	Primis Financial Corp.	6,809
116	Princeton Bancorp Inc.	3,632
535	Prosperity Bancshares Inc.	37,263
298	Provident Bancorp Inc.*	3,394
426	QCR Holdings Inc.	28,670
348	RBB Bancorp	5,909
168	Red River Bancshares Inc.	9,423
5,136	Regions Financial Corp.	110,116
2,548	Renasant Corp.	89,307
203	Republic Bancorp Inc., Class A Shares	13,914
994	S&T Bancorp Inc.	36,440
2,234	Seacoast Banking Corp. of Florida	57,704
1,327	ServisFirst Bancshares Inc.	98,769
717	Shore Bancshares Inc.	10,389
296	Sierra Bancorp	8,102
3,300	Simmons First National Corp., Class A Shares	61,908
387	SmartFinancial Inc.	12,299
269	South Plains Financial Inc.	9,676
274	Southern First Bancshares Inc.*	9,883
175	Southern States Bancshares Inc.	6,036
734	Southside Bancshares Inc.	20,691
2,577	SouthState Corp.	226,261
1,661	State Street Corp.	159,921
1,278	Stellar Bancorp Inc.	34,404
671	Stock Yards Bancorp Inc.	49,359
860	Synovus Financial Corp.	41,134
1,211	Texas Capital Bancshares Inc.*	86,817

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Banks - (continued)
260	Third Coast Bancshares Inc.*	$7,972
316	Tompkins Financial Corp.	19,402
1,860	Towne Bank	64,282
833	TriCo Bancshares	33,237
582	Triumph Financial Inc.*	33,622
459	TrustCo Bank Corp. NY	14,247
1,607	Trustmark Corp.	55,377
1,794	UMB Financial Corp.	184,997
3,468	United Bankshares Inc.	125,334
3,124	United Community Banks Inc.	89,784
157	Unity Bancorp Inc.	6,940
42,362	Univest Financial Corp.	1,250,526
262	USCB Financial Holdings Inc.	4,331
207,346	Valley National Bancorp	1,820,498
1,369	Veritex Holdings Inc.	33,130
106	Virginia National Bankshares Corp.	3,959
857	Walker & Dunlop Inc.	58,696
575	Washington Trust Bancorp Inc.	15,905
1,028	Webster Financial Corp.	52,921
2,233	WesBanco Inc.	68,732
363	West BanCorp Inc.	7,035
18,193	Westamerica BanCorp	874,174
647	Western Alliance Bancorp	46,849
28,801	Wintrust Financial Corp.	3,439,127
867	Zions Bancorp N.A.	41,061
	Total Banks	41,062,965
Diversified Financial Services - 2.7%
694	Acadian Asset Management Inc.	20,896
187	Affiliated Managers Group Inc.	32,912
613	Air Lease Corp., Class A Shares	35,315
1,657	Ally Financial Inc.	57,995
1,542	AlTi Global Inc.*	5,119
548	Ameriprise Financial Inc.	279,064
1,050	Ares Management Corp., Class A Shares	173,775
1,674	Artisan Partners Asset Management Inc., Class A Shares	67,462
189	Atlanticus Holdings Corp.*	9,270
761	B Riley Financial Inc.*	2,321
9,714	BGC Group Inc., Class A Shares	90,146
130,228	Blue Owl Capital Inc., Class A Shares	2,432,659
1,318	Bread Financial Holdings Inc.	67,534
643	Brookfield Business Corp., Class A Shares	18,345
5,321	Burford Capital Ltd.	68,428
597	Cboe Global Markets Inc.	136,785
730	Cohen & Steers Inc.	56,093
1,154	Coinbase Global Inc., Class A Shares*	284,599
629	Columbia Financial Inc.*	9,001
487	Consumer Portfolio Services Inc.*	4,407
35	Credit Acceptance Corp.*	16,706
6,394	Dave Inc.*	1,284,043
60	Diamond Hill Investment Group Inc.	8,476

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - (continued)
750	Enact Holdings Inc.	$26,550
603	Encore Capital Group Inc.*	22,854
674	Enova International Inc.*	62,460
216	Evercore Inc., Class A Shares	50,002
240	Federal Agricultural Mortgage Corp., Class C Shares	44,741
141	First Western Financial Inc.*	2,938
134	Forge Global Holdings Inc.*	1,863
1,905	Franklin Resources Inc.	41,224
1,025	GCM Grosvenor Inc., Class A Shares	12,925
1,043	Hamilton Lane Inc., Class A Shares	155,407
316	Houlihan Lokey Inc., Class A Shares	55,199
597	Interactive Brokers Group Inc., Class A Shares	125,179
856	International Money Express Inc.*	9,442
2,178	Invesco Ltd.	31,494
765	Janus Henderson Group PLC	27,792
1,057	Jefferies Financial Group Inc.	51,370
650	Lazard Inc., Class A Shares	28,210
63,191	LendingClub Corp.*	633,806
311	LendingTree Inc.*	10,891
7,149	LPL Financial Holdings Inc.	2,767,807
344	Medallion Financial Corp.	3,154
1,851	Moelis & Co., Class A Shares	105,711
1,662	Mr Cooper Group Inc.*	215,279
2,339	Nasdaq Inc.	195,400
2,039	Navient Corp.	27,404
372	Nelnet Inc., Class A Shares	43,219
1,244	NerdWallet Inc., Class A Shares*	13,112
669	OneMain Holdings Inc., Class A Shares	34,681
113	Onity Group Inc.*	4,188
376	OppFi Inc.	4,764
4,929	Pagseguro Digital Ltd., Class A Shares	43,917
888	Paysign Inc.*	3,952
710	PennyMac Financial Services Inc.	68,160
1,353	Perella Weinberg Partners, Class A Shares	23,502
455	Piper Sandler Cos	114,410
629	PJT Partners Inc., Class A Shares	94,765
979	PRA Group Inc.*	13,892
3,909	Radian Group Inc.	133,492
1,150	Raymond James Financial Inc.	169,027
287	Regional Management Corp.	7,591
69	Resolute Holdings Management Inc.*	2,373
688	Rocket Cos., Inc., Class A Shares(a)	8,772
599	SEI Investments Co.	51,071
167	Silvercrest Asset Management Group Inc., Class A Shares	2,425
1,271	SLM Corp.	41,142
6,011	SoFi Technologies Inc.*	79,946
1,740	StepStone Group Inc., Class A Shares	100,659
600	Stifel Financial Corp.	56,532
9,563	StoneX Group Inc.*	809,556
222	SWK Holdings Corp.	3,110
2,201	Synchrony Financial	126,888

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - (continued)
1,241	T Rowe Price Group Inc.	$116,145
607	TPG Inc., Class A Shares	29,215
13,888	Tradeweb Markets Inc., Class A Shares	2,006,122
17,919	Upstart Holdings Inc.*	845,239
534	UWM Holdings Corp.	2,296
211	Velocity Financial Inc.*	3,534
1,090	Victory Capital Holdings Inc., Class A Shares	67,591
426	Virtu Financial Inc., Class A Shares	17,121
176	Virtus Investment Partners Inc.	30,043
31,121	Voya Financial Inc.	2,070,169
1,928	Western Union Co.	17,892
3,641	WisdomTree Inc.	34,371
102	World Acceptance Corp.*	15,757
2,442	XP Inc., Class A Shares	47,277
	Total Diversified Financial Services	17,228,371
Equity Real Estate Investment Trusts (REITs) - 5.0%
3,165	Acadia Realty Trust	60,958
301	Advanced Flower Capital Inc.	1,493
569	AG Mortgage Investment Trust Inc.	3,960
5,247	AGNC Investment Corp.(a)	46,908
32,742	Agree Realty Corp.	2,465,473
1,894	Alexander & Baldwin Inc.	33,922
50	Alexander's Inc.	11,259
962	Alexandria Real Estate Equities Inc.	67,523
238	Alpine Income Property Trust Inc.	3,646
1,245	American Assets Trust Inc.	24,825
3,991	American Healthcare REIT Inc.	139,446
44,920	American Homes 4 Rent, Class A Shares	1,700,222
1,702	Americold Realty Trust Inc.	28,202
290	Angel Oak Mortgage REIT Inc.	2,642
3,137	Annaly Capital Management Inc.	59,446
3,683	Apartment Investment & Management Co., Class A Shares	29,390
3,700	Apollo Commercial Real Estate Finance Inc.	36,371
6,078	Apple Hospitality REIT Inc.	70,444
4,891	Arbor Realty Trust Inc.	46,856
1,981	Ares Commercial Real Estate Corp.	9,132
2,285	Armada Hoffler Properties Inc.	15,904
1,598	ARMOUR Residential REIT Inc.	25,904
805	AvalonBay Communities Inc.	166,450
4,532	Blackstone Mortgage Trust Inc., Class A Shares	85,609
1,207	Braemar Hotels & Resorts Inc.	2,752
4,307	Brandywine Realty Trust	18,219
3,263	BrightSpire Capital Inc., Class A Shares	16,511
1,800	Brixmor Property Group Inc.	45,738
5,028	Broadstone Net Lease Inc., Class A Shares	79,995
219	BRT Apartments Corp.	3,451
878	BXP Inc.	59,116
580	Camden Property Trust	68,144
4,939	CareTrust REIT Inc.	142,046
590	CBL & Associates Properties Inc.	14,874

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
474	Centerspace	$30,217
1,602	Chatham Lodging Trust	11,422
62,375	Chimera Investment Corp.	822,102
884	City Office REIT Inc.	4,314
3,235	Claros Mortgage Trust Inc.	8,314
642	Community Healthcare Trust Inc.	10,490
62,877	COPT Defense Properties	1,725,974
1,001	Cousins Properties Inc.	28,098
24,273	Crown Castle Inc.	2,435,796
46,066	CTO Realty Growth Inc.	848,536
1,354	CubeSmart	57,897
2,509	Curbline Properties Corp.	56,929
5,531	DiamondRock Hospitality Co.	42,257
1,887	Digital Realty Trust Inc.	323,658
5,365	Diversified Healthcare Trust	16,792
4,293	Douglas Emmett Inc.	61,089
2,309	Dynex Capital Inc.	27,800
1,009	Easterly Government Properties Inc., Class A Shares	21,926
14,291	EastGroup Properties Inc.	2,423,039
2,514	Ellington Financial Inc.	31,601
2,299	Elme Communities	36,922
3,495	Empire State Realty Trust Inc., Class A Shares	26,772
431	EPR Properties	24,002
1,059	Equity LifeStyle Properties Inc.	67,321
2,141	Equity Residential	150,170
4,608	Essential Properties Realty Trust Inc.	149,760
360	Essex Property Trust Inc.	102,204
10,187	Extra Space Storage Inc.	1,539,765
1,048	Farmland Partners Inc.	11,863
469	Federal Realty Investment Trust	44,780
790	First Industrial Realty Trust Inc.	39,050
2,668	Four Corners Property Trust Inc.	73,663
2,113	Franklin BSP Realty Trust Inc.	23,306
1,845	Franklin Street Properties Corp.	3,358
475	FrontView REIT Inc.	5,467
1,461	Gaming & Leisure Properties Inc.	68,229
1,294	Getty Realty Corp.	37,862
1,339	Gladstone Commercial Corp.	19,215
760	Gladstone Land Corp.	7,513
1,435	Global Medical REIT Inc.	9,127
5,254	Global Net Lease Inc.	40,771
931	Granite Point Mortgage Trust Inc.	2,411
1,930	Healthcare Realty Trust Inc., Class A Shares	27,985
3,919	Healthpeak Properties Inc.	68,230
602	Highwoods Properties Inc.	17,879
3,898	Host Hotels & Resorts Inc.	60,380
3,139	Hudson Pacific Properties Inc.	5,839
5,920	Independence Realty Trust Inc.	110,053
1,352	Industrial Logistics Properties Trust	4,448
752	Innovative Industrial Properties Inc., Class A Shares	41,525
2,093	InvenTrust Properties Corp.	58,792

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
1,624	Invesco Mortgage Capital Inc.	$11,985
3,461	Invitation Homes Inc.	116,636
1,652	Iron Mountain Inc.	163,069
2,178	JBG SMITH Properties	37,244
687	Kilroy Realty Corp.	22,121
3,705	Kimco Realty Corp.	78,768
5,696	Kite Realty Group Trust	125,996
1,468	KKR Real Estate Finance Trust Inc.	13,109
2,949	Ladder Capital Corp., Class A Shares	31,023
487	Lamar Advertising Co., Class A Shares	58,703
362	Lineage Inc.	15,454
1,227	LTC Properties Inc.	43,424
7,721	LXP Industrial Trust	66,246
6,529	Macerich Co.	105,639
3,362	Medical Properties Trust Inc.	15,364
2,656	MFA Financial Inc.	24,701
14,356	Mid-America Apartment Communities Inc.	2,248,867
784	Millrose Properties Inc.	21,850
1,201	National Health Investors Inc.	87,085
50,174	National Storage Affiliates Trust	1,725,986
354	NET Lease Office Properties*	11,048
2,332	NETSTREIT Corp.	37,545
2,177	New York Mortgage Trust Inc.	14,216
196	Nexpoint Real Estate Finance Inc.	2,895
580	NexPoint Residential Trust Inc.	19,720
1,088	NNN REIT Inc.	45,435
1,506	Omega Healthcare Investors Inc.	55,722
364	One Liberty Properties Inc.	8,911
2,365	Orchid Island Capital Inc.	16,153
1,037	Orion Properties Inc.	1,981
3,910	Outfront Media Inc.	64,593
4,701	Paramount Group Inc.	28,441
1,181	Park Hotels & Resorts Inc.	12,235
828	Peakstone Realty Trust	10,259
3,115	Pebblebrook Hotel Trust	28,596
2,247	PennyMac Mortgage Investment Trust	27,593
3,217	Phillips Edison & Co., Inc.	114,075
3,200	Piedmont Office Realty Trust Inc., Class A Shares	22,784
973	Plymouth Industrial REIT Inc.	15,763
814	Postal Realty Trust Inc., Class A Shares	11,266
2,117	PotlatchDeltic Corp.	83,283
912	Rayonier Inc.	21,614
4,168	Ready Capital Corp.	18,631
4,961	Realty Income Corp.	280,892
3,370	Redwood Trust Inc.	18,367
1,014	Regency Centers Corp.	73,160
1,301	Rexford Industrial Realty Inc.	45,847
3,036	Rithm Capital Corp.	33,851
3,966	RLJ Lodging Trust	28,952
1,541	Ryman Hospitality Properties Inc.	149,647
6,193	Sabra Health Care REIT Inc.	108,254

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
1,335	Safehold Inc.	$20,118
315	Saul Centers Inc.	10,609
608	SBA Communications Corp., Class A Shares	140,989
3,830	Service Properties Trust	8,886
590	Seven Hills Realty Trust	6,956
1,842	Simon Property Group Inc.	300,375
1,157	SITE Centers Corp.	13,791
1,878	SL Green Realty Corp.	106,614
56,657	STAG Industrial Inc.	2,015,856
93,376	Starwood Property Trust Inc.	1,844,176
354	Strawberry Fields REIT Inc.	3,611
2,608	Summit Hotel Properties Inc.	11,423
710	Sun Communities Inc.	87,642
100	Sunrise Realty Trust Inc.	1,074
5,367	Sunstone Hotel Investors Inc.	48,088
2,817	Tanger Inc.	83,947
2,593	Terreno Realty Corp.	146,297
1,453	TPG RE Finance Trust Inc.	11,159
2,688	Two Harbors Investment Corp.	28,466
1,845	UDR Inc.	76,438
2,039	UMH Properties Inc.	34,235
6,195	Uniti Group Inc.	26,639
307	Universal Health Realty Income Trust	12,191
3,493	Urban Edge Properties	63,433
36,373	Ventas Inc.	2,338,056
2,039	Veris Residential Inc.	30,993
5,984	VICI Properties Inc., Class A Shares	189,753
1,050	Vornado Realty Trust	39,554
4,118	Weyerhaeuser Co.	106,697
1,220	Whitestone REIT, Class B Shares	15,030
1,217	WP Carey Inc.	76,379
2,660	Xenia Hotels & Resorts Inc.	32,532
	Total Equity Real Estate Investment Trusts (REITs)	31,810,750
Insurance - 3.8%
3,146	Aflac Inc.	325,737
10,896	Allstate Corp.	2,286,743
1,080	Ambac Financial Group Inc.*	8,456
525	American Coastal Insurance Corp.	5,670
433	American Financial Group Inc.	53,683
489	AMERISAFE Inc.	23,213
2,049	Arch Capital Group Ltd.	194,737
1,402	Arthur J Gallagher & Co.	487,111
286	Assurant Inc.	58,052
291	Assured Guaranty Ltd.	24,604
462	Axis Capital Holdings Ltd.	47,956
1,754	Baldwin Insurance Group Inc., Class A Shares*	67,582
14,509	Bowhead Specialty Holdings Inc.*	541,186
352	Brighthouse Financial Inc.*	21,053
1,354	Brown & Brown Inc.	152,867
867	Cincinnati Financial Corp.	130,761

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
113	CNA Financial Corp.	$5,414
2,670	CNO Financial Group Inc.	101,353
1,583	Corebridge Financial Inc.	51,622
327	Crawford & Co., Class A Shares	3,397
317	Donegal Group Inc., Class A Shares	6,403
640	Employers Holdings Inc.	31,149
332	Enstar Group Ltd.*	111,223
1,850	Equitable Holdings Inc.	97,809
2,743	Essent Group Ltd.	159,094
239	Everest Group Ltd.	82,978
468	F&G Annuities & Life Inc.	14,957
1,259	Fidelis Insurance Holdings Ltd.	22,007
1,461	Fidelity National Financial Inc.	80,019
24,388	First American Financial Corp.	1,361,094
11,447	Genworth Financial Inc., Class A Shares*	80,701
462	Globe Life Inc.	56,304
298	GoHealth Inc., Class A Shares*	1,642
596	Goosehead Insurance Inc., Class A Shares	64,523
622	Greenlight Capital Re Ltd., Class A Shares*	8,982
1,209	Hamilton Insurance Group Ltd., Class B Shares*	26,308
15,991	Hanover Insurance Group Inc.	2,814,096
11,645	Hartford Insurance Group Inc.	1,511,987
9,050	HCI Group Inc.	1,527,368
553	Heritage Insurance Holdings Inc.*	13,532
470	Hippo Holdings Inc.*	11,073
1,075	Horace Mann Educators Corp.	46,687
31	Investors Title Co.	7,255
1,923	Jackson Financial Inc., Class A Shares	157,513
1,462	James River Group Holdings Ltd.	8,509
15,244	Kemper Corp.	971,500
79	Kestrel Group Ltd.*	2,007
301	Kingsway Financial Services Inc.*	3,871
3,833	Kinsale Capital Group Inc.	1,809,138
1,402	Lemonade Inc.*	46,967
1,011	Lincoln National Corp.	33,504
1,009	Loews Corp.	90,094
72	Markel Group Inc.*	139,802
900	MBIA Inc.*	3,969
704	Mercury General Corp.	45,394
73,218	MGIC Investment Corp.	1,936,616
211	NI Holdings Inc.*	2,802
33,603	NMI Holdings Inc., Class A Shares*	1,334,711
1,291	Old Republic International Corp.	48,800
7,283	Palomar Holdings Inc.*	1,248,816
185	Primerica Inc.	50,061
1,281	Principal Financial Group Inc.	99,777
1,283	ProAssurance Corp.*	29,753
2,043	Prudential Financial Inc.	212,247
369	Reinsurance Group of America Inc.	75,014
288	RenaissanceRe Holdings Ltd.	71,833
494	RLI Corp.	37,974

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Insurance - (continued)
6,829	Root Inc., Class A Shares*	$894,531
611	Ryan Specialty Holdings Inc., Class A Shares	43,729
379	Safety Insurance Group Inc.	31,131
1,597	Selective Insurance Group Inc.	140,568
3,276	Selectquote Inc.*	7,109
2,562	SiriusPoint Ltd.*	50,190
15,366	Skyward Specialty Insurance Group Inc.*	973,436
712	Stewart Information Services Corp.	42,962
592	Tiptree Inc.	13,131
866	Trupanion Inc.*	40,867
13,874	TWFG Inc., Class A Shares*	485,729
567	United Fire Group Inc.	16,131
550	Universal Insurance Holdings Inc.	14,927
1,022	Unum Group	83,508
15	White Mountains Insurance Group Ltd.	26,772
572	Willis Towers Watson PLC	181,067
1,662	WR Berkley Corp.	124,135
	Total Insurance	24,358,983
Investment Companies - 0.3%
2,641	Bit Digital Inc.*	6,233
1,453	Cannae Holdings Inc.	27,099
5,739	Cipher Mining Inc.*	17,906
7,575	Cleanspark Inc.*	65,372
76,495	Core Scientific Inc.*	814,672
2,422	FTAI Infrastructure Inc.	14,798
3,225	HA Sustainable Infrastructure Capital Inc., REIT	80,786
2,263	Hut 8 Corp.*	34,556
8,957	MARA Holdings Inc.*(a)	126,473
919	NewtekOne Inc.	9,971
8,534	Riot Platforms Inc.*	68,869
130,759	Terawulf Inc.*	461,579
	Total Investment Companies	1,728,314
Private Equity - 0.0%
1,326	Carlyle Group Inc.	59,935
367	Chicago Atlantic Real Estate Finance Inc., REIT	5,344
20,755	P10 Inc., Class A Shares	225,399
1,705	Patria Investments Ltd., Class A Shares	21,722
	Total Private Equity	312,400
Real Estate - 0.7%
2,212	Anywhere Real Estate Inc.*	7,720
1,739	CBRE Group Inc., Class A Shares*	217,410
137,117	Compass Inc., Class A Shares*	810,361
8,700	CoStar Group Inc.*	639,972
6,096	Cushman & Wakefield PLC*	61,143
2,112	eXp World Holdings Inc.	17,994
306	FRP Holdings Inc.*	8,299
173	Howard Hughes Holdings Inc.*	11,818
264	Jones Lang LaSalle Inc.*	58,793
2,946	Kennedy-Wilson Holdings Inc.	18,766
241	Legacy Housing Corp.*	5,372

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Real Estate - (continued)
598	Marcus & Millichap Inc.	$17,228
190	Maui Land & Pineapple Co., Inc.*	3,017
648	McGrath RentCorp	72,822
224,787	Newmark Group Inc., Class A Shares	2,474,905
638	RE/MAX Holdings Inc., Class A Shares*	4,817
2,345	Real Brokerage Inc.*	9,661
3,495	Redfin Corp.*(a)	34,915
595	RMR Group Inc., Class A Shares	8,984
70	Seaport Entertainment Group Inc.*	1,368
593	Sky Harbour Group Corp., Class A Shares*	6,108
949	St Joe Co.	42,430
227	Star Holdings*	1,437
128	Stratus Properties Inc.*	2,323
	Total Real Estate	4,537,663
Savings & Loans - 0.1%
1,429	Axos Financial Inc.*	99,373
3,671	Banc of California Inc.	50,366
1,110	Berkshire Hills Bancorp Inc.	27,484
2,262	Brookline Bancorp Inc.	23,366
3,137	Capitol Federal Financial Inc.	17,912
153	ESSA Bancorp Inc.	2,814
6,613	Flagstar Financial Inc.	76,182
987	Flushing Financial Corp.	11,874
236	FS Bancorp Inc.	9,065
248	Greene County Bancorp Inc.	5,379
36	Hingham Institution For Savings The	8,727
156	Home Bancorp Inc.	7,862
350	HomeTrust Bancshares Inc.	12,631
882	Northfield Bancorp Inc.	10,302
3,343	Northwest Bancshares Inc.	41,052
1,479	OceanFirst Financial Corp.	24,862
2,539	Pacific Premier Bancorp Inc.	53,827
3,333	Provident Financial Services Inc.	55,661
233	Southern Missouri Bancorp Inc.	12,270
210	TFS Financial Corp.	2,774
153	Timberland Bancorp Inc.	4,656
2,218	WaFd Inc.	63,035
338	Waterstone Financial Inc.	4,367
1,572	WSFS Financial Corp.	83,143
	Total Savings & Loans	708,984
	TOTAL FINANCIAL	121,748,430
GOVERNMENT - 0.0%
Multi-National - 0.0%
696	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	28,550
INDUSTRIAL - 18.3%
Aerospace/Defense - 3.6%
904	AAR Corp.*	55,515
7,148	AeroVironment Inc.*	1,272,559
1,374	AerSale Corp.*	8,093
77,526	Archer Aviation Inc., Class A Shares*	782,237

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Aerospace/Defense - (continued)
733	Astronics Corp.*	$22,884
6,792	Curtiss-Wright Corp.	2,989,227
343	Ducommun Inc.*	24,140
1,635	Eve Holding Inc.*	8,829
22,129	FTAI Aviation Ltd.	2,592,412
7,400	General Dynamics Corp.	2,060,826
247	HEICO Corp.	74,011
458	HEICO Corp., Class A Shares	108,015
60,758	Hexcel Corp.	3,213,491
11,559	Howmet Aerospace Inc.	1,963,759
1,147	Intuitive Machines Inc., Class A Shares*	13,087
11,857	Joby Aviation Inc.*	92,722
23,783	Karman Holdings Inc.*(a)	1,019,339
31,028	Kratos Defense & Security Solutions Inc.*	1,144,623
1,077	L3Harris Technologies Inc.	263,154
49,295	Leonardo DRS Inc.	2,085,179
17,488	Loar Holdings Inc.*	1,522,330
7,004	Mercury Systems Inc.*	344,947
735	Moog Inc., Class A Shares	136,203
122	National Presto Industries Inc.	10,449
12,827	Redwire Corp.*(a)	183,554
29,901	Rocket Lab Corp.*	801,048
665	Spirit AeroSystems Holdings Inc., Class A Shares*	24,858
773	Standard Aero Inc.*	22,672
10,243	TAT Technologies Ltd.*	266,625
2,013	Triumph Group Inc.*	51,915
605	Virgin Galactic Holdings Inc.*(a)	1,942
590	VirTra Inc.*	3,446
	Total Aerospace/Defense	23,164,091
Building Materials - 1.7%
410	AAON Inc.	39,479
406	American Woodmark Corp.*	22,886
573	Apogee Enterprises Inc.	22,146
258	Armstrong World Industries Inc.	40,153
1,498	Aspen Aerogels Inc.*	8,628
17,325	AZEK Co., Inc., Class A Shares*	857,761
1,004	Boise Cascade Co.	87,228
636	Builders FirstSource Inc.*	68,484
1,069	Caesarstone Ltd.*	1,817
201	Eagle Materials Inc.	40,644
745	Fortune Brands Innovations Inc.	37,548
9,777	Gauzy Ltd.*(a)	80,269
807	Gibraltar Industries Inc.*	47,274
1,081	Griffon Corp.	74,319
770	Hayward Holdings Inc.*	10,742
2,225	JELD-WEN Holding Inc.*	8,121
22,886	Knife River Corp.*	2,153,573
181	Lennox International Inc.	102,165
384	Louisiana-Pacific Corp.	34,587
683	LSI Industries Inc.	11,112

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Building Materials - (continued)
348	Martin Marietta Materials Inc.	$190,547
1,213	Masco Corp.	75,715
3,352	Masterbrand Inc.*	34,190
12,153	Modine Manufacturing Co.*	1,103,492
314	Mohawk Industries Inc.*	31,592
226	Northwest Pipe Co.*	8,733
19,579	Owens Corning	2,622,607
254	Simpson Manufacturing Co., Inc.	39,548
6,204	SmartRent Inc., Class A Shares*	5,238
219	Smith-Midland Corp.*	6,601
1,184	SPX Technologies Inc.*	180,075
587	Tecnoglass Inc.	50,265
650	Trex Co., Inc.*	36,316
1,570	UFP Industries Inc.	153,169
9,252	Vulcan Materials Co.	2,452,428
	Total Building Materials	10,739,452
Electrical Components & Equipment - 0.7%
186	Acuity Inc.	48,340
31,600	American Superconductor Corp.*	893,016
1,313	AMETEK Inc.	234,686
10,186	Belden Inc.	1,081,753
14,988	ChargePoint Holdings Inc.*(a)	10,426
16,500	Emerson Electric Co.	1,969,770
1,903	Energizer Holdings Inc.	44,321
1,069	EnerSys	89,401
356	Generac Holdings Inc.*	43,478
277	Graham Corp.*	10,922
446	Insteel Industries Inc.	15,619
145	Littelfuse Inc.	29,734
1,088	nLight Inc.*	16,461
940	Novanta Inc.*	116,391
248	Powell Industries Inc.	42,058
517	Ultralife Corp.*	3,448
281	Universal Display Corp.	40,281
	Total Electrical Components & Equipment	4,690,105
Electronics - 2.0%
980	Advanced Energy Industries Inc.	112,484
491	Allegion PLC	70,066
490	Allient Inc.	14,896
20,816	Applied Optoelectronics Inc.*	320,983
316	Arrow Electronics Inc.*	37,408
900	Atkore Inc.	58,590
2,185	Atmus Filtration Technologies Inc.	78,704
529	Avnet Inc.	26,455
773	Badger Meter Inc.	191,874
84	Bel Fuse Inc., Class A Shares	5,335
261	Bel Fuse Inc., Class B Shares	19,262
934	Benchmark Electronics Inc.	34,110
10,468	Celestica Inc.*	1,207,798
20,871	Coherent Corp.*	1,578,474

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Electronics - (continued)
786	CTS Corp.	$31,982
27,975	Enovix Corp.*(a)	213,169
679	ESCO Technologies Inc.	123,062
3,272	Evolv Technologies Holdings Inc.*	17,865
461	FARO Technologies Inc.*	19,532
1,965	Fortive Corp.	137,923
879	Garmin Ltd.	178,411
2,389	GoPro Inc., Class A Shares*	1,584
5,603	Hubbell Inc., Class B Shares	2,182,817
1,185	Itron Inc.*	136,986
602	Jabil Inc.	101,142
988	Keysight Technologies Inc.*	155,155
569	Kimball Electronics Inc.*	10,299
2,273	Knowles Corp.*	37,300
126	Mesa Laboratories Inc.	12,678
118	Mettler-Toledo International Inc.*	136,351
6,353	MicroVision Inc.*	6,988
5,397	Mirion Technologies Inc., Class A Shares*	103,083
916	Napco Security Technologies Inc.	25,556
3,799	NEXTracker Inc., Class A Shares*	215,365
107	NVE Corp.	7,614
924	nVent Electric PLC	60,799
428	OSI Systems Inc.*	93,779
727	Plexus Corp.*	95,426
1,407	Sanmina Corp.*	119,159
883	Sensata Technologies Holding PLC	23,011
7,257	Standard BioTools Inc.*	7,330
997	Stoneridge Inc.*	5,005
454	TD SYNNEX Corp.	55,088
15,900	TE Connectivity PLC	2,545,113
1,374	Trimble Inc.*	97,925
2,630	TTM Technologies Inc.*	78,532
358	Turtle Beach Corp.*	4,110
586	Vicor Corp.*	25,573
3,337	Vishay Intertechnology Inc.	46,952
44,417	Vontier Corp.	1,587,908
330	Woodward Inc.	71,389
	Total Electronics	12,528,400
Engineering & Construction - 1.2%
502	908 Devices Inc.*	2,851
744	AECOM	81,728
1,271	Arcosa Inc.	109,649
408	Bowman Consulting Group Ltd.*	10,229
553	Centuri Holdings Inc.*	11,547
2,910	Comfort Systems USA Inc.	1,391,649
473	Concrete Pumping Holdings Inc.	3,325
13,347	Construction Partners Inc., Class A Shares*	1,397,297
746	Dycom Industries Inc.*	171,520
4,757	EMCOR Group Inc.	2,244,638
277	Everus Construction Group Inc.*	16,041

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Engineering & Construction - (continued)
1,323	Exponent Inc.	$100,998
4,489	Fluor Corp.*	186,653
2,097	Frontdoor Inc.*	115,356
1,152	Granite Construction Inc.	103,046
1,661	Great Lakes Dredge & Dock Corp.*	18,570
216	IES Holdings Inc.*	56,087
695	Jacobs Solutions Inc.	87,779
54,537	Latham Group Inc.*	308,134
5,927	Limbach Holdings Inc.*	759,960
376	MasTec Inc.*	58,630
904	Mistras Group Inc.*	6,825
433	MYR Group Inc.*	67,916
1,484	NV5 Global Inc.*	32,796
1,271	Orion Group Holdings Inc.*	10,473
1,454	Primoris Services Corp.	104,848
783	Sterling Infrastructure Inc.*	147,212
164	TopBuild Corp.*	46,394
1,117	Tutor Perini Corp.*	41,195
	Total Engineering & Construction	7,693,346
Environmental Control - 0.6%
3,476	374Water Inc.*	1,510
1,171	Arq Inc.*	5,785
1,643	Casella Waste Systems Inc., Class A Shares*	192,576
16,591	CECO Environmental Corp.*	446,132
9,984	Clean Harbors Inc.*	2,264,271
1,458	Energy Recovery Inc.*	18,385
95,403	Enviri Corp.*	777,534
5,056	LanzaTech Global Inc.*	1,427
807	Montrose Environmental Group Inc.*	15,761
931	Pentair PLC	92,336
624	Perma-Fix Environmental Services Inc.*	6,608
711	Pure Cycle Corp.*	7,551
3,229	PureCycle Technologies Inc.*	30,708
818	Quest Resource Holding Corp.*	1,800
1,619	Tetra Tech Inc.	56,568
1,399	Veralto Corp.	141,341
	Total Environmental Control	4,060,293
Hand/Machine Tools - 0.8%
664	Cadre Holdings Inc.	21,759
41,200	Enerpac Tool Group Corp., Class A Shares	1,766,656
1,185	Franklin Electric Co., Inc.	102,372
2,089	Kennametal Inc.	44,976
309	Lincoln Electric Holdings Inc.	59,819
606	Luxfer Holdings PLC, ADR	6,927
220	MSA Safety Inc.	35,854
23,416	Regal Rexnord Corp.	3,124,631
292	Snap-on Inc.	93,659
860	Stanley Black & Decker Inc.	56,270
	Total Hand/Machine Tools	5,312,923

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Machinery-Construction & Mining - 1.0%
6,666	Argan Inc.	$1,401,860
572	Astec Industries Inc.	22,474
5,407	Bloom Energy Corp., Class A Shares*	99,867
11,251	BWX Technologies Inc.	1,413,126
288	Hyster-Yale Inc.	11,566
779	Manitowoc Co., Inc.*	8,187
673	NANO Nuclear Energy Inc.*(a)	20,277
920	Net Power Inc.*	1,960
19,449	NuScale Power Corp.*	622,173
390	Oshkosh Corp.	38,684
1,777	Terex Corp.	79,983
23,135	Vertiv Holdings Co., Class A Shares	2,496,961
	Total Machinery-Construction & Mining	6,217,118
Machinery-Diversified - 2.6%
371	AGCO Corp.	36,351
269	Alamo Group Inc.	53,273
824	Albany International Corp., Class A Shares	54,442
1,013	Applied Industrial Technologies Inc.	229,465
36,310	Cactus Inc., Class A Shares	1,488,710
7,570	Chart Industries Inc.*	1,187,430
4,894	CNH Industrial NV	61,224
1,028	Cognex Corp.	30,809
724	Columbus McKinnon Corp.	10,541
10,050	Crane Co.	1,722,570
440	CSW Industrials Inc.	134,548
12,677	Dover Corp.	2,253,337
309	DXP Enterprises Inc.*	25,548
1,396	Eastman Kodak Co.*	7,929
338	ESAB Corp.	41,571
42,933	Flowserve Corp.	2,142,786
139,114	Gates Industrial Corp. PLC*	2,942,261
241	Gencor Industries Inc.*	3,323
517	Gorman-Rupp Co.	18,870
941	Graco Inc.	79,665
7,588	GrafTech International Ltd.*	7,559
843	Ichor Holdings Ltd.*	13,303
426	IDEX Corp.	77,068
2,292	Ingersoll Rand Inc.	187,119
319	Kadant Inc.	100,137
1,676	Kornit Digital Ltd.*	36,537
281	Lindsay Corp.	39,171
318	Middleby Corp.*	46,469
23,623	Mueller Water Products Inc., Class A Shares	579,472
318	Nordson Corp.	67,413
2,269	Otis Worldwide Corp.	216,349
6,376	Rockwell Automation Inc.	2,011,947
122	Taylor Devices Inc.*	4,505
497	Tennant Co.	36,987
849	Thermon Group Holdings Inc.*	22,023
561	Toro Co.	42,513

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Machinery-Diversified - (continued)
546	Twin Disc Inc.	$3,959
720	Watts Water Technologies Inc., Class A Shares	174,326
968	Westinghouse Air Brake Technologies Corp.	195,846
1,372	Xylem Inc.	172,927
3,781	Zurn Elkay Water Solutions Corp.	136,834
	Total Machinery-Diversified	16,697,117
Metal Fabricate/Hardware - 1.1%
424	Advanced Drainage Systems Inc.	46,623
5,483	AZZ Inc.	497,253
254	Eastern Co.	5,682
869	Helios Technologies Inc.	26,348
5,188	Hillman Solutions Corp.*	37,561
3,648	Janus International Group Inc.*	29,804
187	L B Foster Co., Class A Shares*	3,533
436	Mayville Engineering Co., Inc.*	6,871
1,040	Metallus Inc.*	13,135
2,944	Mueller Industries Inc.	229,249
2,201	NN Inc.*	4,512
224	Olympic Steel Inc.	6,642
59	Omega Flex Inc.	1,931
305	Park-Ohio Holdings Corp.	5,582
642	Proto Labs Inc.*	23,741
2,660	RBC Bearings Inc.*	973,214
653	Ryerson Holding Corp.	13,556
13,881	Standex International Corp.	2,095,198
382	Timken Co.	26,163
890	Tredegar Corp.*	7,458
7,382	Valmont Industries Inc.	2,347,771
891	Worthington Enterprises Inc.	52,489
844	Worthington Steel Inc.	21,016
24,039	Xometry Inc., Class A Shares*	796,893
	Total Metal Fabricate/Hardware	7,272,225
Miscellaneous Manufacturers - 2.0%
724	AO Smith Corp.	46,560
6,509	Axon Enterprise Inc.*	4,884,093
22,064	Byrna Technologies Inc.*	588,226
255	Carlisle Cos., Inc.	96,946
141	Core Molding Technologies Inc.*	2,351
723	Donaldson Co., Inc.	50,285
14,237	Enpro Inc.	2,635,838
961	Fabrinet*	223,788
4,856	Federal Signal Corp.	456,804
1,850	Hillenbrand Inc.	36,149
13,954	ITT Inc.	2,100,635
5,328	JBT Marel Corp.	611,708
1,221	LSB Industries Inc.*	9,243
544	Materion Corp.	42,122
844	Myers Industries Inc.	10,710
501	NL Industries Inc.	3,652
1,659	Outdoor Holding Co.*	2,406

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Miscellaneous Manufacturers - (continued)
381	Park Aerospace Corp.	$5,201
1,044	Sight Sciences Inc.*	3,852
1,056	Smith & Wesson Brands Inc.	10,053
408	Sturm Ruger & Co., Inc.	14,770
1,842	Teledyne Technologies Inc.*	918,900
1,051	Textron Inc.	77,806
2,172	Trinity Industries Inc.	55,907
	Total Miscellaneous Manufacturers	12,888,005
Packaging & Containers - 0.5%
12,830	Amcor PLC	116,881
400	AptarGroup Inc.	63,360
3,524	Ardagh Metal Packaging SA	13,744
1,663	Ball Corp.	89,104
377	Clearwater Paper Corp.*	10,854
655	Crown Holdings Inc.	64,517
1,787	Graphic Packaging Holding Co.	39,707
652	Greif Inc., Class A Shares	36,251
104	Greif Inc., Class B Shares	6,266
140	Karat Packaging Inc.	4,404
71,557	O-I Glass Inc.*	938,112
500	Packaging Corp. of America	96,585
933	Ranpak Holdings Corp., Class A Shares*	3,107
860	Sealed Air Corp.	27,692
26,439	Silgan Holdings Inc.	1,455,996
2,927	Smurfit WestRock PLC	126,827
579	Sonoco Products Co.	26,368
1,046	TriMas Corp.	27,583
	Total Packaging & Containers	3,147,358
Shipbuilding - 0.0%
237	Huntington Ingalls Industries Inc.	52,865
Transportation - 0.5%
624	ArcBest Corp.	39,119
953	Ardmore Shipping Corp.	9,158
651	CH Robinson Worldwide Inc.	62,477
199	Costamare Bulkers Holdings Ltd.*	1,863
999	Costamare Inc.	8,561
372	Covenant Logistics Group Inc., Class A Shares	8,444
1,557	CryoPort Inc.*	9,358
3,517	DHT Holdings Inc.	40,727
935	Dorian LPG Ltd.	20,018
785	Expeditors International of Washington Inc.	88,493
768	FLEX LNG Ltd.(a)	18,355
638	Forward Air Corp.*	10,706
1,014	Genco Shipping & Trading Ltd.	13,425
3,162	Golden Ocean Group Ltd.	24,347
1,098	Heartland Express Inc.	9,827
643	Himalaya Shipping Ltd.*	3,845
1,620	Hub Group Inc., Class A Shares	54,610
1,061	International Seaways Inc.	39,310
454	JB Hunt Transport Services Inc.	63,038

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Transportation - (continued)
346	Kirby Corp.*	$38,281
33,040	Knight-Swift Transportation Holdings Inc., Class A Shares	1,464,333
212	Landstar System Inc.	29,091
1,480	Marten Transport Ltd.	19,299
857	Matson Inc.	96,712
5,082	Nordic American Tankers Ltd.	13,467
1,098	Old Dominion Freight Line Inc.	175,867
309	PAMT Corp.*	3,881
665	Pangaea Logistics Solutions Ltd.	2,993
539	Proficient Auto Logistics Inc.*	4,344
1,217	Radiant Logistics Inc.*	7,229
4,307	RXO Inc.*	66,888
253	Ryder System Inc.	37,224
1,214	Safe Bulkers Inc.	4,613
161	Saia Inc.*	42,570
242	Schneider National Inc., Class B Shares	5,607
1,244	Scorpio Tankers Inc.	49,437
3,537	SFL Corp., Ltd, Class B Shares	30,348
1,378	Teekay Corp., Ltd	11,644
620	Teekay Tankers Ltd., Class A Shares	27,398
268	Universal Logistics Holdings Inc.	6,448
1,632	Werner Enterprises Inc.	42,350
1,518	World Kinect Corp.	41,578
643	XPO Inc.*	73,193
	Total Transportation	2,820,476
Trucking & Leasing - 0.0%
937	GATX Corp.	149,208
807	Greenbrier Cos., Inc.	36,372
69	Willis Lease Finance Corp.	9,269
	Total Trucking & Leasing	194,849
	TOTAL INDUSTRIAL	117,478,623
TECHNOLOGY - 12.5%
Computers - 3.7%
3,019	3D Systems Corp.*	4,679
619	Amdocs Ltd.	56,799
949	Amentum Holdings Inc.*	19,606
1,205	ASGN Inc.*	63,636
8,458	CACI International Inc., Class A Shares*	3,620,024
1,577	Cantaloupe Inc.*	13,200
2,830	Cognizant Technology Solutions Corp., Class A Shares	229,202
4,943	Conduent Inc.*	11,072
1,390	Corsair Gaming Inc.*	12,218
274	Crane NXT Co.	14,689
1,004	Cricut Inc., Class A Shares	6,084
10,244	CyberArk Software Ltd.*	3,921,198
21,500	Dell Technologies Inc., Class C Shares	2,392,305
654	Diebold Nixdorf Inc.*	31,503
21,985	D-Wave Quantum Inc.*	359,015
1,034	DXC Technology Co.*	15,717
305	EPAM Systems Inc.*	53,219

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Computers - (continued)
989	Everspin Technologies Inc.*	$5,548
65,651	ExlService Holdings Inc.*	3,019,289
428	Gartner Inc.*	186,788
1,049	Genpact Ltd.	45,159
253	Globant SA*	24,817
24,601	Grid Dynamics Holdings Inc.*	308,251
7,431	Hewlett Packard Enterprise Co.	128,408
5,315	HP Inc.	132,344
747	Insight Enterprises Inc.*	97,401
2,240	Integral Ad Science Holding Corp.*	18,234
802	KBR Inc.	41,856
1,266	Kyndryl Holdings Inc.*	49,425
752	Leidos Holdings Inc.	111,687
44,209	Lumentum Holdings Inc.*	3,195,427
1,495	MAXIMUS Inc.	108,402
1,466	Mitek Systems Inc.*	13,766
1,899	NCR Atleos Corp.*	50,342
3,829	NCR Voyix Corp.*	42,464
1,148	NetApp Inc.	113,836
1,806	NetScout Systems Inc.*	41,249
2,195	NextNav Inc.*	27,547
7,762	Okta Inc., Class A Shares*	800,806
1,178	OneSpan Inc.	18,766
923	PAR Technology Corp.*	60,512
270	Parsons Corp.*	17,507
921	PlayAGS Inc.*	11,255
1,731	Pure Storage Inc., Class A Shares*	92,764
974	Qualys Inc.*	134,948
1,641	Rapid7 Inc.*	37,661
2,519	Rekor Systems Inc.*	2,922
5,187	Rigetti Computing Inc.*	62,815
1,184	Rimini Street Inc.*	3,611
8,229	Rubrik Inc., Class A Shares*	784,635
718	Sandisk Corp.*	27,061
306	Science Applications International Corp.	35,355
2,804	Super Micro Computer Inc.*	112,216
1,892	System1 Inc.*	671
2,476	Telos Corp.*	6,240
3,120	Tenable Holdings Inc.*	100,526
354	TTEC Holdings Inc.*	1,738
1,437	Unisys Corp.*	6,854
456	V2X Inc.*	20,648
2,893	Varonis Systems Inc., Class B Shares*	137,938
41,449	Western Digital Corp.*	2,136,696
1,196	WNS Holdings Ltd.*	69,356
527	Zscaler Inc.*	145,294
	Total Computers	23,415,201
Office/Business Equipment - 0.0%
4,506	Pitney Bowes Inc.	46,412
2,975	Xerox Holdings Corp.	14,548

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Office/Business Equipment - (continued)
288	Zebra Technologies Corp., Class A Shares*	$83,454
	Total Office/Business Equipment	144,414
Semiconductors - 2.5%
1,477	ACM Research Inc., Class A Shares*	33,306
1,033	Aehr Test Systems*	9,855
696	Allegro MicroSystems Inc.*	17,644
594	Alpha & Omega Semiconductor Ltd.*	12,605
1,001	Ambarella Inc.*	52,693
641	Amkor Technology Inc.	11,551
593	Arteris Inc.*	4,608
28,128	Astera Labs Inc.*	2,551,772
866	Axcelis Technologies Inc.*	48,790
630	CEVA Inc.*	11,819
320	Cirrus Logic Inc.*	31,475
55,508	Cohu Inc.*	947,521
1,211	Diodes Inc.*	53,768
843	Entegris Inc.	57,948
2,059	FormFactor Inc.*	61,461
566	GLOBALFOUNDRIES Inc.*	20,263
614	Impinj Inc.*	70,051
153	IPG Photonics Corp.*	10,138
1,431	Kulicke & Soffa Industries Inc.	46,007
30,600	Lam Research Corp.	2,472,174
814	Lattice Semiconductor Corp.*	36,581
382	MACOM Technology Solutions Holdings Inc.*	46,455
2,051	MaxLinear Inc., Class A Shares*	23,361
38,811	Microchip Technology Inc.	2,252,590
24,500	Micron Technology Inc.	2,314,270
399	MKS Inc.	32,794
267	Monolithic Power Systems Inc.	176,727
4,006	Navitas Semiconductor Corp., Class A Shares*(a)	20,431
8,500	NXP Semiconductors NV	1,624,605
2,399	ON Semiconductor Corp.*	100,806
296	Onto Innovation Inc.*	27,214
1,066	Ouster Inc.*	13,037
1,309	Penguin Solutions Inc.*	23,248
1,606	Photronics Inc.*	26,836
1,509	Power Integrations Inc.	75,043
565	Qorvo Inc.*	42,951
654	QuickLogic Corp.*	3,388
2,808	Rambus Inc.*	150,144
211	Richardson Electronics Ltd.	1,888
2,013	Semtech Corp.*	75,145
14,960	Silicon Laboratories Inc.*	1,803,129
3,498	SiTime Corp.*	685,853
573	SkyWater Technology Inc.*	5,180
900	Skyworks Solutions Inc.	62,127
1,028	Synaptics Inc.*	60,405
877	Teradyne Inc.	68,932
1,156	Ultra Clean Holdings Inc.*	22,392

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Semiconductors - (continued)
1,456	Veeco Instruments Inc.*	$28,115
260	Vishay Precision Group Inc.*	6,687
1,019	Wolfspeed Inc.*(a)	1,213
	Total Semiconductors	16,336,996
Software - 6.3%
2,844	8x8 Inc.*	4,664
2,768	ACI Worldwide Inc.*	128,048
33,482	ACV Auctions Inc., Class A Shares*	548,435
2,831	Adeia Inc.	36,350
7,659	Agilysys Inc.*	811,165
834	Akamai Technologies Inc.*	63,326
2,751	Alignment Healthcare Inc.*	42,283
40,315	Alkami Technology Inc.*	1,154,622
1,957	Amplitude Inc., Class A Shares*	24,247
495	ANSYS Inc.*	163,756
133	Appfolio Inc., Class A Shares*	28,086
1,051	Appian Corp., Class A Shares*	33,106
1,496	AppLovin Corp., Class A Shares*	587,928
2,081	Asana Inc., Class A Shares*	37,271
516	Asure Software Inc.*	5,005
50,680	AvePoint Inc.*	945,182
4,533	AvidXchange Holdings Inc.*	44,378
577	Bandwidth Inc., Class A Shares*	8,090
837	Bentley Systems Inc., Class B Shares	39,950
2,830	BigBear.ai Holdings Inc.*	11,773
2,263	BigCommerce Holdings Inc.*	11,405
653	BILL Holdings Inc.*	28,523
1,099	Blackbaud Inc.*	68,391
1,604	BlackLine Inc.*	89,712
5,891	Blend Labs Inc., Class A Shares*	21,561
3,690	Box Inc., Class A Shares*	139,556
1,740	Braze Inc., Class A Shares*	64,032
664	Broadridge Financial Solutions Inc.	161,239
2,988	C3.ai Inc., Class A Shares*	79,451
2,659	CCC Intelligent Solutions Holdings Inc.*	23,346
973	Cerence Inc.*	8,280
2,339	Clear Secure Inc., Class A Shares	57,890
51,877	Clearwater Analytics Holdings Inc., Class A Shares*	1,198,359
127	Climb Global Solutions Inc.	13,992
1,733	Cloudflare Inc., Class A Shares*	287,487
10,853	CommVault Systems Inc.*	1,987,727
241	Concentrix Corp.	13,488
34,803	Confluent Inc., Class A Shares*	801,513
421	Consensus Cloud Solutions Inc.*	9,249
1,030	CS Disco Inc.*	4,058
771	CSG Systems International Inc.	50,932
45	Daily Journal Corp.*	18,964
1,726	Datadog Inc., Class A Shares*	203,461
912	Dayforce Inc.*	53,881
1,830	Definitive Healthcare Corp., Class A Shares*	6,057

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
918	Digi International Inc.*	$29,752
349	Digimarc Corp.*	4,565
2,199	Digital Turbine Inc.*	10,379
1,741	DigitalOcean Holdings Inc.*	49,270
21,673	DocuSign Inc., Class A Shares*	1,920,445
1,278	Domo Inc., Class B Shares*	16,231
800	Donnelley Financial Solutions Inc.*	43,584
818	DoubleVerify Holdings Inc.*	11,239
693	Doximity Inc., Class A Shares*	36,098
1,225	Dropbox Inc., Class A Shares*	35,353
4,374	Duolingo Inc., Class A Shares*	2,272,774
1,680	Dynatrace Inc.*	90,737
5,052	E2open Parent Holdings Inc.*	16,217
483	eGain Corp.*	2,603
19,444	Elastic NV*	1,572,436
1,503	Electronic Arts Inc.	216,101
425	EverCommerce Inc.*	4,254
3,065	Evolent Health Inc., Class A Shares*	22,834
560	Fair Isaac Corp.*	966,717
3,530	Fastly Inc., Class A Shares*	25,698
3,066	Fidelity National Information Services Inc.	244,084
418	Five9 Inc.*	11,081
5,389	Freshworks Inc., Class A Shares*	82,290
573	GigaCloud Technology Inc., Class A Shares*	10,062
764	Gitlab Inc., Class A Shares*	34,770
8,955	Guidewire Software Inc.*	1,925,504
2,097	Health Catalyst Inc.*	7,969
281	HubSpot Inc.*	165,762
558	I3 Verticals Inc., Class A Shares*	13,788
202	IBEX Holdings Ltd.*	5,816
422	Ibotta Inc., Class A Shares*	21,096
644	Immersion Corp.	4,843
520	Informatica Inc., Class A Shares*	12,485
15,523	Innodata Inc.*	612,693
394	Inspired Entertainment Inc.*	3,081
1,440	Intapp Inc.*	79,373
5,347	IonQ Inc.*	215,698
407	Jack Henry & Associates Inc.	73,736
2,132	Jamf Holding Corp.*	22,386
1,888	Kaltura Inc.*	4,003
314	Life360 Inc.*	19,955
1,731	LiveRamp Holdings Inc.*	56,396
340	Manhattan Associates Inc.*	64,185
958	MeridianLink Inc.*	15,989
1,318	MicroStrategy Inc., Class A Shares*	486,421
4,386	Monday.com Ltd.*	1,304,791
402	MongoDB Inc., Class A Shares*	75,910
3,932	MSCI Inc., Class A Shares	2,217,727
1,818	N-able Inc.*	14,162
472	nCino Inc.*	12,414
25,866	Nutanix Inc., Class A Shares*	1,983,664

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
58,079	Olo Inc., Class A Shares*	$505,868
597	ON24 Inc.*	3,397
752	Outbrain Inc.*	1,940
853	Pagaya Technologies Ltd., Class A Shares*	14,023
2,412	PagerDuty Inc.*	34,395
11,768	Palantir Technologies Inc., Class A Shares*	1,550,787
1,831	Paychex Inc.	289,133
286	Paycom Software Inc.	74,100
792	PDF Solutions Inc.*	14,018
258	Pegasystems Inc.	25,323
1,600	Phreesia Inc.*	39,184
5,414	Planet Labs PBC*	20,790
1,550	Playstudios Inc.*	2,077
796	Playtika Holding Corp.	3,773
119,305	Porch Group Inc.*	1,088,062
2,831	Privia Health Group Inc.*	64,434
629	Procore Technologies Inc.*	42,250
1,182	Progress Software Corp.	72,764
1,166	PROS Holdings Inc.*	20,510
669	PTC Inc.*	112,606
1,007	PubMatic Inc., Class A Shares*	11,782
1,609	Rackspace Technology Inc.*	1,834
255	Red Violet Inc.	12,383
239	ReposiTrak Inc.	5,215
468	RingCentral Inc., Class A Shares*	12,135
2,987	ROBLOX Corp., Class A Shares*	259,809
3,286	Roper Technologies Inc.	1,873,907
795	Sapiens International Corp. NV	22,816
1,424	Schrodinger Inc.*	30,787
884	SEMrush Holdings Inc., Class A Shares*	8,699
1,645	SentinelOne Inc., Class A Shares*	28,968
375	Simulations Plus Inc.	11,942
67,168	SoundHound AI Inc., Class A Shares*(a)	679,068
1,284	Sprout Social Inc., Class A Shares*	28,030
990	SPS Commerce Inc.*	139,352
1,212	SS&C Technologies Holdings Inc.	97,942
12,258	Take-Two Interactive Software Inc.*	2,773,740
2,774	Talkspace Inc.*	8,849
556	Teradata Corp.*	12,210
15,822	Twilio Inc., Class A Shares*	1,862,249
240	Tyler Technologies Inc.*	138,478
2,631	UiPath Inc., Class A Shares*	35,019
1,769	Unity Software Inc.*	46,136
838	Veeva Systems Inc., Class A Shares*	234,389
1,588	Verint Systems Inc.*	27,854
1,514	Vertex Inc., Class A Shares*	59,909
516	Viant Technology Inc., Class A Shares*	7,116
3,710	Vimeo Inc., Class A, Private Placement*	16,176
2,389	Waystar Holding Corp.*	95,512
32,110	Weave Communications Inc.*	309,861
4,846	WM Technology Inc.*	5,040

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Software - (continued)
1,335	Workiva Inc., Class A Shares*	$89,832
2,641	Yext Inc.*	17,721
4,789	Zeta Global Holdings Corp., Class A Shares*	62,927
1,492	Zoom Communications Inc., Class A Shares*	121,225
1,693	ZoomInfo Technologies Inc., Class A Shares*	16,168
	Total Software	40,414,154
	TOTAL TECHNOLOGY	80,310,765
UTILITIES - 3.1%
Electric - 2.7%
4,300	AES Corp.	43,387
1,518	ALLETE Inc.	98,731
1,444	Alliant Energy Corp.	89,860
24,708	Ameren Corp.	2,393,711
826	Ameresco Inc., Class A Shares*	11,382
2,067	Avista Corp.	79,600
19,354	Black Hills Corp.	1,131,628
789	Brookfield Renewable Corp.	23,189
55,555	CenterPoint Energy Inc.	2,068,868
190	Clearway Energy Inc., Class A Shares	5,482
456	Clearway Energy Inc., Class C Shares	14,031
1,683	CMS Energy Corp.	118,197
1,968	Consolidated Edison Inc.	205,636
1,173	DTE Energy Co.	160,291
2,153	Edison International	119,814
25,422	Entergy Corp.	2,117,144
1,253	Evergy Inc.	83,212
2,077	Eversource Energy	134,610
5,693	Exelon Corp.	249,467
3,261	FirstEnergy Corp.	136,766
460	Genie Energy Ltd., Class B Shares	9,724
4,889	Hawaiian Electric Industries Inc.*	52,215
20,904	IDACORP Inc.	2,486,531
952	MGE Energy Inc.	85,985
1,610	Northwestern Energy Group Inc.	89,081
1,145	NRG Energy Inc.	178,506
1,201	OGE Energy Corp.	53,409
1,559	Ormat Technologies Inc.	115,881
1,079	Otter Tail Corp.	83,277
12,413	PG&E Corp.	209,531
686	Pinnacle West Capital Corp.	62,584
32,276	Portland General Electric Co.	1,368,502
59,885	PPL Corp.	2,081,004
2,835	Public Service Enterprise Group Inc.	229,720
2,362	TXNM Energy Inc.	133,902
408	Unitil Corp.	22,371
1,932	Vistra Corp.	310,221
1,796	WEC Energy Group Inc.	192,962
3,269	Xcel Energy Inc.	229,157
	Total Electric	17,279,569

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
UTILITIES - (continued)
Gas - 0.3%
877	Atmos Energy Corp.	$135,654
3,147	Brookfield Infrastructure Corp., Class A Shares	124,527
589	Chesapeake Utilities Corp.	71,970
1,167	MDU Resources Group Inc.	20,061
540	National Fuel Gas Co.	44,572
2,614	New Jersey Resources Corp.	119,956
2,637	NiSource Inc.	104,267
1,129	Northwest Natural Holding Co.	46,255
1,475	ONE Gas Inc.	110,271
141	RGC Resources Inc.	2,897
1,595	Southwest Gas Holdings Inc.	114,569
14,192	Spire Inc.	1,068,374
1,192	UGI Corp.	42,983
	Total Gas	2,006,356
Water - 0.1%
986	American States Water Co.	77,766
1,106	American Water Works Co., Inc.	158,125
1,653	California Water Service Group	78,104
345	Consolidated Water Co., Ltd.	9,326
1,521	Essential Utilities Inc.	58,604
200	Global Water Resources Inc.	2,030
919	H2O America	48,229
455	Middlesex Water Co.	26,367
335	York Water Co.	10,941
	Total Water	469,492
	TOTAL UTILITIES	19,755,417
	TOTAL COMMON STOCKS (Cost - $527,892,549)	613,456,705
EXCHANGE TRADED FUNDS (ETFs) - 2.4%
13,618	iShares Russell 2000 Value	2,054,003
175,250	SPDR S&P 600 Small CapValue	13,480,230
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $15,183,778)	15,534,233
LIMITED PARTNERSHIP - 0.0%
FINANCIAL - 0.0%
Investment Companies - 0.0%
1,739	Compass Diversified Holdings (Cost - $35,398)	11,686
CLOSED-END FUND - 0.0%
632	NexPoint Diversified Real Estate Trust, Class Common Shares (Cost - $4,824)	2,629
WARRANTS - 0.0%
BASIC MATERIALS - 0.0%
Chemicals - 0.0%
540	Danimer Scientific Inc.*	–

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
WARRANTS - (continued)
CONSUMER NON-CYCLICAL - 0.0%
Healthcare-Products - 0.0%
30	Pulse Biosciences Inc.*	$189
	TOTAL WARRANTS (Cost - $902)	189
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $543,117,451)	629,005,442

Face Amount

SHORT-TERM INVESTMENTS - 1.9%
TIME DEPOSITS - 1.9%
$3,321,365	ANZ National Bank - London, 3.680% due 6/2/25	3,321,365
4,938,494	Citibank - New York, 3.680% due 6/2/25	4,938,494
3,118,251	JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	3,118,251
754,648	Skandinaviska Enskilda Banken AB - Stockholm, 3.680% due 6/2/25	754,648
	TOTAL TIME DEPOSITS (Cost - $12,132,758)	12,132,758

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
MONEY MARKET FUND - 0.9%
5,839,727	Federated Government Obligations Fund, Premier Class, 4.183%(d) (Cost - $5,839,727)	5,839,727
	TOTAL INVESTMENTS - 100.8% (Cost - $561,089,936)	646,977,927
	Liabilities in Excess of Other Assets - (0.8)%	(4,908,346)
	TOTAL NET ASSETS - 100.0%	$642,069,581

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2025, amounts to $20,446 and represents 0.00% of net assets.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
AMBAC	—	American Bond Assurance Corporation
LLC	—	Limited Liability Company
MFA	—	Mortgage Finance Authority
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor's Depository Receipts

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Small-Mid Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	19.9%
Financial	18.8
Industrial	18.2
Technology	12.4
Consumer Cyclical	10.3
Energy	4.5
Basic Materials	4.4
Communications	3.3
Utilities	3.0
Government	0.0	*
Exchange Traded Funds (ETFs)	2.4
Closed-End Fund	0.0	*
Short-Term Investments	1.9
Money Market Fund	0.9
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

At May 31, 2025, Destinations Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index June Futures	8	6/25	$802,060	$827,320	$25,260
S&P MidCap 400 Index June Futures	2	6/25	590,200	600,820	10,620
					$35,880

At May 31, 2025, Destinations Small-Mid Cap Equity Fund had deposited cash of $83,979 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 85.8%
BASIC MATERIALS - 2.4%
Chemicals - 1.2%
20,304	DSM-Firmenich AG	$2,271,043
26,225	LyondellBasell Industries NV, Class A Shares	1,481,450
31,491	Nutrien Ltd.	1,860,524
	Total Chemicals	5,613,017
Mining - 1.2%
25,659	Agnico Eagle Mines Ltd.	3,027,505
93,840	BHP Group Ltd.	2,301,147
1,645	Southern Copper Corp.	149,547
	Total Mining	5,478,199
	TOTAL BASIC MATERIALS	11,091,216
COMMUNICATIONS - 5.5%
Advertising - 0.5%
20,905	Publicis Groupe SA	2,285,600
Internet - 0.7%
12,442	Alibaba Group Holding Ltd., ADR	1,416,397
12,444	Alphabet Inc., Class A Shares	2,137,133
	Total Internet	3,553,530
Media - 0.5%
19,538	Walt Disney Co.	2,208,575
Telecommunications - 3.8%
206,872	AT&T Inc.	5,751,042
39,417	Cisco Systems Inc.	2,484,848
728,000	Singapore Telecommunications Ltd.	2,156,222
179,580	Telenor ASA	2,762,290
103,300	Verizon Communications Inc.	4,541,068
	Total Telecommunications	17,695,470
	TOTAL COMMUNICATIONS	25,743,175
CONSUMER CYCLICAL - 6.5%
Airlines - 0.3%
29,500	Delta Air Lines Inc.	1,427,505
Apparel - 0.4%
3,391	LVMH Moet Hennessy Louis Vuitton SE	1,842,531
Auto Manufacturers - 0.5%
46,094	General Motors Co.	2,286,723
Distribution/Wholesale - 0.9%
118,100	Mitsui & Co., Ltd.	2,464,872
3,235	Watsco Inc.	1,434,949
	Total Distribution/Wholesale	3,899,821
Entertainment - 0.4%
73,246	Warner Music Group Corp., Class A Shares	1,927,835
Retail - 4.0%
23,825	Best Buy Co., Inc.	1,579,121
12,287	Darden Restaurants Inc.	2,631,998
14,850	Genuine Parts Co.	1,878,822
13,016	Home Depot Inc.	4,793,663
24,127	Industria de Diseno Textil SA	1,307,790
4,895	McDonald's Corp.(a)	1,536,296

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Retail - (continued)
11,500	Target Corp.	$1,081,115
40,591	Walmart Inc.	4,007,144
	Total Retail	18,815,949
	TOTAL CONSUMER CYCLICAL	30,200,364
CONSUMER NON-CYCLICAL - 18.3%
Agriculture - 1.9%
89,150	British American Tobacco PLC	4,010,856
27,179	Philip Morris International Inc.	4,908,256
	Total Agriculture	8,919,112
Beverages - 2.9%
63,618	Coca-Cola Co.	4,586,858
108,975	Diageo PLC	2,967,277
24,365	Heineken NV	2,174,407
24,255	Molson Coors Beverage Co., Class B Shares	1,299,825
20,650	PepsiCo Inc.	2,714,443
	Total Beverages	13,742,810
Biotechnology - 1.7%
14,474	Amgen Inc.	4,171,117
34,311	Gilead Sciences Inc.	3,776,955
	Total Biotechnology	7,948,072
Cosmetics/Personal Care - 1.9%
452,005	Haleon PLC	2,521,561
42,210	Kao Corp.	1,924,244
85,750	Kenvue Inc.	2,046,852
13,377	Procter & Gamble Co.	2,272,619
	Total Cosmetics/Personal Care	8,765,276
Food - 0.4%
7,167	Hershey Co.	1,151,665
72,620	Tate & Lyle PLC	542,618
	Total Food	1,694,283
Healthcare-Products - 0.6%
22,375	Abbott Laboratories	2,988,852
Healthcare-Services - 0.6%
5,157	Elevance Health Inc.	1,979,463
3,077	UnitedHealth Group Inc.	928,977
	Total Healthcare-Services	2,908,440
Household Products/Wares - 0.3%
9,575	Kimberly-Clark Corp.	1,376,502
Pharmaceuticals - 8.0%
18,870	AbbVie Inc.	3,511,896
14,003	AstraZeneca PLC	2,035,753
40,610	AstraZeneca PLC, ADR	2,957,626
173,275	GSK PLC	3,529,558
30,100	Johnson & Johnson	4,671,821
14,441	Merck & Co., Inc.	1,109,646
189,575	Pfizer Inc.	4,453,117
6,817	Roche Holding AG	2,211,168
41,531	Roche Holding AG, ADR	1,673,699
91,904	Sanofi SA	9,080,953

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
11,959	UCB SA	$2,182,564
	Total Pharmaceuticals	37,417,801
	TOTAL CONSUMER NON-CYCLICAL	85,761,148
ENERGY - 9.0%
Oil & Gas - 6.1%
44,432	Chevron Corp.	6,073,855
24,085	ConocoPhillips(a)	2,055,655
16,855	Expand Energy Corp.	1,957,371
69,961	Exxon Mobil Corp.	7,157,010
59,290	Noble Corp. PLC	1,468,613
129,177	Shell PLC	4,255,061
91,105	TotalEnergies SE	5,354,763
	Total Oil & Gas	28,322,328
Pipelines - 2.9%
115,950	Enbridge Inc.	5,396,383
88,129	Enterprise Products Partners LP	2,716,136
74,426	TC Energy Corp.	3,771,329
28,286	Williams Cos., Inc.	1,711,586
	Total Pipelines	13,595,434
	TOTAL ENERGY	41,917,762
FINANCIAL - 20.6%
Banks - 11.8%
13,190	Bank of America Corp.	582,075
27,450	Bank of Montreal	2,947,722
26,650	Canadian Imperial Bank of Commerce	1,814,340
53,501	Fifth Third Bancorp	2,043,203
2,101	Goldman Sachs Group Inc.	1,261,545
206,915	Huntington Bancshares Inc.	3,234,081
112,403	ING Groep NV	2,385,488
24,647	JPMorgan Chase & Co.(a)	6,506,808
25,337	Morgan Stanley	3,243,896
167,085	Nordea Bank Abp	2,426,001
187,056	Oversea-Chinese Banking Corp., Ltd.	2,354,601
27,975	PNC Financial Services Group Inc.	4,862,335
177,480	Sumitomo Mitsui Trust Group Inc.	4,784,689
111,200	Truist Financial Corp.	4,392,400
110,298	US Bancorp	4,807,890
100,291	Wells Fargo & Co.	7,499,761
	Total Banks	55,146,835
Diversified Financial Services - 0.9%
5,450	CME Group Inc., Class A Shares(a)	1,575,050
8,624	Deutsche Boerse AG	2,777,474
	Total Diversified Financial Services	4,352,524
Equity Real Estate Investment Trusts (REITs) - 3.8%
123,310	Brixmor Property Group Inc.	3,133,307
19,764	Equity LifeStyle Properties Inc.	1,256,397
143,075	Kimco Realty Corp.	3,041,775
10,365	Lamar Advertising Co., Class A Shares	1,249,397
40,137	NNN REIT Inc.	1,676,121

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
37,050	Prologis Inc.	$4,023,630
9,800	Terreno Realty Corp.	552,916
15,985	Ventas Inc.	1,027,516
52,509	VICI Properties Inc., Class A Shares	1,665,060
	Total Equity Real Estate Investment Trusts (REITs)	17,626,119
Insurance - 3.9%
11,516	Allianz SE, Class Registered Shares	4,563,194
31,690	American International Group Inc.	2,682,242
37,154	NN Group NV	2,338,825
5,329	Progressive Corp.	1,518,392
430,036	Prudential PLC	4,898,084
3,416	Zurich Insurance Group AG	2,406,765
	Total Insurance	18,407,502
Real Estate - 0.2%
1,112,000	Hang Lung Properties Ltd.	879,344
	TOTAL FINANCIAL	96,412,324
INDUSTRIAL - 8.5%
Aerospace/Defense - 2.0%
10,730	Airbus SE	1,976,290
93,315	BAE Systems PLC	2,386,130
6,878	General Dynamics Corp.	1,915,454
2,690	Lockheed Martin Corp.	1,297,602
4,165	RTX Corp.	568,439
221,000	Singapore Technologies Engineering Ltd.	1,340,286
	Total Aerospace/Defense	9,484,201
Building Materials - 0.9%
19,117	CRH PLC	1,742,706
12,994	Heidelberg Materials AG	2,546,489
	Total Building Materials	4,289,195
Electrical Components & Equipment - 1.4%
10,529	Eaton Corp. PLC(a)	3,371,386
25,612	Emerson Electric Co.	3,057,560
	Total Electrical Components & Equipment	6,428,946
Engineering & Construction - 1.1%
3,460	Aena SME SA	932,379
82,145	Ferrovial SE	4,190,703
	Total Engineering & Construction	5,123,082
Machinery-Construction & Mining - 0.5%
126,500	Mitsubishi Electric Corp.	2,554,620
Miscellaneous Manufacturers - 0.5%
10,521	Siemens AG, Class Registered Shares	2,532,242
Packaging & Containers - 0.8%
178,600	Amcor PLC	1,627,046
45,555	Smurfit WestRock PLC	1,973,898
	Total Packaging & Containers	3,600,944
Transportation - 1.3%
70,538	Deutsche Post AG	3,154,545
6,145	Union Pacific Corp.	1,362,101

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Transportation - (continued)
13,800	United Parcel Service Inc., Class B Shares	$1,346,052
	Total Transportation	5,862,698
	TOTAL INDUSTRIAL	39,875,928
TECHNOLOGY - 4.3%
Computers - 0.9%
9,408	Capgemini SE	1,563,391
9,496	International Business Machines Corp.	2,460,034
	Total Computers	4,023,425
Semiconductors - 2.0%
6,688	Analog Devices Inc.	1,431,098
21,327	Broadcom Inc.	5,162,627
43,291	Samsung Electronics Co., Ltd.	1,444,955
8,190	Texas Instruments Inc.	1,497,541
	Total Semiconductors	9,536,221
Software - 1.4%
3,420	Microsoft Corp.	1,574,431
16,876	Oracle Corp.	2,793,485
15,134	Paychex Inc.	2,389,810
	Total Software	6,757,726
	TOTAL TECHNOLOGY	20,317,372
UTILITIES - 10.7%
Electric - 9.8%
62,353	Alliant Energy Corp.	3,880,227
41,220	American Electric Power Co., Inc.	4,265,858
59,635	CenterPoint Energy Inc.	2,220,807
26,090	Duke Energy Corp.	3,071,315
277,911	Enel SpA	2,552,987
62,400	Evergy Inc.	4,143,984
34,773	Eversource Energy	2,253,638
71,850	FirstEnergy Corp.	3,013,389
587,134	National Grid PLC(b)	8,309,177
15,945	NextEra Energy Inc.	1,126,355
66,577	PPL Corp.	2,313,551
31,475	Public Service Enterprise Group Inc.	2,550,419
21,395	Sempra	1,681,433
22,593	Southern Co.	2,033,370
21,425	WEC Energy Group Inc.	2,301,902
	Total Electric	45,718,412
Gas - 0.9%
64,680	MDU Resources Group Inc.	1,111,849
20,250	Southwest Gas Holdings Inc.	1,454,557
54,275	UGI Corp.	1,957,157
	Total Gas	4,523,563
	TOTAL UTILITIES	50,241,975
	TOTAL COMMON STOCKS (Cost - $319,095,232)	401,561,264
EXCHANGE TRADED FUNDS (ETFs) - 11.2%
672,849	iShares Core Dividend Growth	41,790,651

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) - (continued)
92,095	iShares Core High Dividend	$10,709,728
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $47,707,263)	52,500,379
CONVERTIBLE PREFERRED STOCK - 0.6%
INDUSTRIAL - 0.6%
Aerospace/Defense - 0.6%
39,700	Boeing Co., 6.000% (Cost - $2,196,887)	2,672,604
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $368,999,382)	456,734,247

Face Amount†

SHORT-TERM INVESTMENTS - 1.9%
CORPORATE NOTE - 0.3%
9,460		JPMorgan Chase Bank N.A., zero coupon, due 12/23/25(c) (Cost - $1,577,343)	1,582,420
TIME DEPOSITS - 1.6%
57	AUD	ANZ National Bank - Hong Kong, 2.570% due 6/2/25	37
497	NOK	Brown Brothers Harriman - Grand Cayman, 3.230% due 6/2/25	49
		Citibank - London:
97,483	EUR	1.080% due 6/2/25	110,692
225	GBP	3.170% due 6/2/25	304
4,523,108		Citibank - New York, 3.680% due 6/2/25	4,523,108
301	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.000% due 6/2/25	38
146	SGD	Hong Kong & Shanghai Bank - Singapore, 0.640% due 6/2/25	113
2,293,091		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	2,293,091
		Skandinaviska Enskilda Banken AB - Stockholm:
3	CHF	0.000% due 6/2/25	4
8,902		3.680% due 6/2/25	8,902
448,192		Sumitomo Mitsui Banking Corp. - Tokyo, 3.680% due 6/2/25	448,192
		TOTAL TIME DEPOSITS (Cost - $7,384,530)	7,384,530
		TOTAL SHORT-TERM INVESTMENTS (Cost - $8,961,873)	8,966,950

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.8%
MONEY MARKET FUND - 1.8%
8,322,000	Federated Government Obligations Fund, Premier Class, 4.183%(d)
	(Cost - $8,322,000)	8,322,000
	TOTAL INVESTMENTS - 101.3%
	(Cost - $386,283,255)	474,023,197
	Liabilities in Excess of Other Assets - (1.3)%	(5,939,490)
	TOTAL NET ASSETS - 100.0%	$468,083,707

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Equity Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2025, amounts to $1,582,420 and represents 0.34% of net assets.
(d)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financial	20.3%
Consumer Non-cyclical	18.1
Utilities	10.6
Industrial	9.0
Energy	8.8
Consumer Cyclical	6.4
Communications	5.4
Technology	4.3
Basic Materials	2.3
Exchange Traded Funds (ETFs)	11.1
Short-Term Investments	1.9
Money Market Fund	1.8
100.0%

^ As a percentage of total investments.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
20	355,460	Avery Dennison Corp., Put	CITI	6/20/25	$155.00	$(500)
20	355,460	Avery Dennison Corp., Put	BOA	6/20/25	160.00	(800)
20	355,460	Avery Dennison Corp., Put	CITI	7/18/25	155.00	(1,600)
25	346,900	Blackstone Inc., Put	MLP	6/20/25	95.00	(3,850)
25	346,900	Blackstone Inc., Put	MLP	6/20/25	100.00	(300)
15	321,315	Darden Restaurants Inc., Call	MLP	6/20/25	240.00	(750)
295	1,427,505	Delta Air Lines Inc., Call	MSC	9/19/25	55.00	(69,620)
20	321,380	Hershey Co., Put	CITI	6/20/25	140.00	(400)
20	321,380	Hershey Co., Put	CITI	6/20/25	145.00	(840)
7	181,342	International Business Machines Corp., Call	CITI	6/20/25	270.00	(1,120)
7	181,342	International Business Machines Corp., Call	CITI	6/20/25	280.00	(357)
75	401,925	Molson Coors Beverage Co., Put	CITI	6/20/25	45.00	(1,875)
50	321,400	Ventas Inc., Put	CITI	6/20/25	55.00	(2,500)
150	394,800	Warner Music Group Corp., Put	CITI	6/20/25	23.00	(7,500)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $99,039)				$(92,012)

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Equity Income Fund (concluded)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SGD	—	Singapore Dollar

Counterparty Abbreviations used in this schedule:
BOA	—	Bank of America
CITI	—	Citigroup Global Markets Inc.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
MSC	—	Morgan Stanley

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.0%
Australia - 1.9%
148,779	AGL Energy Ltd.	$978,049
8,566	ALS Ltd.	88,715
56,378	AMP Ltd.	45,149
4,019	Ampol Ltd.	66,127
2,898	Ansell Ltd.	58,925
51,450	ANZ Group Holdings Ltd.	962,933
22,640	APA Group	121,471
10,616	Aristocrat Leisure Ltd.	426,903
3,351	ASX Ltd.	153,999
17,818	Atlas Arteria Ltd.	60,983
31,108	Aurizon Holdings Ltd.	59,151
13,052	Bank of Queensland Ltd.	65,701
38,683	Beach Energy Ltd.	33,449
9,063	Bendigo & Adelaide Bank Ltd.	69,978
86,961	BHP Group Ltd.	2,132,459
8,590	BlueScope Steel Ltd.	126,693
24,645	Brambles Ltd.	368,363
6,293	CAR Group Ltd.	144,211
11,146	Challenger Ltd.	54,689
8,219	Charter Hall Group	96,243
36,394	Cleanaway Waste Management Ltd.	65,946
1,011	Cochlear Ltd.	176,914
22,544	Coles Group Ltd.	313,998
28,732	Commonwealth Bank of Australia	3,258,178
9,237	Computershare Ltd.	239,424
8,257	CSL Ltd.	1,314,452
6,567	Deterra Royalties Ltd.	16,108
19,148	Dexus	86,387
1,578	Domino's Pizza Enterprises Ltd.	23,840
14,246	Downer EDI Ltd.	55,823
33,245	Dyno Nobel Ltd.	57,513
2,578	EBOS Group Ltd.	57,084
22,901	Endeavour Group Ltd.	60,077
30,097	Evolution Mining Ltd.	171,706
3,188	Flight Centre Travel Group Ltd.	27,305
26,676	Fortescue Ltd.	266,221
33,374	Goodman Group	707,896
35,666	GPT Group	110,342
159,647	GrainCorp Ltd., Class A Shares	790,292
9,902	Harvey Norman Holdings Ltd.	33,442
254,130	Helia Group Ltd.	851,750
5,914	IDP Education Ltd.	29,729
12,879	IGO Ltd.	32,273
10,739	Iluka Resources Ltd.	25,453
12,440	Insignia Financial Ltd.*	26,939
42,225	Insurance Australia Group Ltd.	235,129
45,163	JB Hi-Fi Ltd.	3,138,012
14,290	Lendlease Corp., Ltd.	53,871
40,012	Lottery Corp., Ltd	131,532
16,571	Lynas Rare Earths Ltd.*	84,273

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Australia - (continued)
5,995	Macquarie Group Ltd.	$827,495
3,449	Magellan Financial Group Ltd.	18,603
50,624	Medibank Pvt Ltd.	155,775
198,614	Metcash Ltd.	432,711
2,507	Mineral Resources Ltd.*	35,843
71,491	Mirvac Group	106,606
39,200	MMG Ltd.*	14,553
52,847	National Australia Bank Ltd.	1,294,238
999	Netwealth Group Ltd.	20,626
13,135	New Hope Corp., Ltd	31,545
8,863	NEXTDC Ltd.*	74,870
71,466	Northern Star Resources Ltd.	965,854
8,723	Orica Ltd.	106,197
30,402	Origin Energy Ltd.	211,998
20,515	Orora Ltd.	24,725
609,239	Perenti Ltd.	620,951
1,441	Perpetual Ltd.	16,438
256,999	Perseus Mining Ltd.	643,155
44,102	Pilbara Minerals Ltd.*	35,236
869	Pro Medicus Ltd.	157,900
14,325	Qantas Airways Ltd.	97,943
25,859	QBE Insurance Group Ltd.	385,932
25,075	Qube Holdings Ltd.	68,520
2,908	Ramsay Health Care Ltd.	71,786
783	REA Group Ltd.	120,960
4,543	Reece Ltd.	45,846
18,711	Region RE Ltd.	28,635
6,613	Rio Tinto Ltd.	482,846
52,629	Santos Ltd.	222,574
91,076	Scentre Group	215,432
6,293	SEEK Ltd.	98,587
3,581	SGH Ltd.	117,112
2,325	Sims Ltd.	22,684
8,274	Sonic Healthcare Ltd.	142,231
68,973	South32 Ltd.	135,847
18,062	Steadfast Group Ltd.	67,054
40,890	Stockland	143,898
17,801	Suncorp Group Ltd.	236,689
5,243	Technology One Ltd.	138,729
5,343	Telix Pharmaceuticals Ltd.*	90,824
73,666	Telstra Group Ltd.	226,983
5,739	TPG Telecom Ltd.	19,051
51,864	Transurban Group	474,449
14,908	Treasury Wine Estates Ltd.	81,184
67,749	Vicinity Ltd.	107,740
4,069	Washington H Soul Pattinson & Co., Ltd.	96,596
19,172	Wesfarmers Ltd.	1,025,857
58,575	Westpac Banking Corp.	1,229,159
14,521	Whitehaven Coal Ltd.	52,029
3,331	WiseTech Global Ltd.	229,981
210,859	Woodside Energy Group Ltd.	3,017,664
20,573	Woolworths Group Ltd.	422,479

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Australia - (continued)
78,787	Worley Ltd.	$661,034
123,502	Yancoal Australia Ltd.	416,422
	Total Australia	35,346,176
Austria - 0.1%
1,236	ANDRITZ AG	85,436
5,193	Erste Group Bank AG	418,136
2,604	OMV AG	139,312
63,796	Raiffeisen Bank International AG	1,949,000
783	Telekom Austria AG, Class A Shares	8,679
1,154	Verbund AG	90,105
	Total Austria	2,690,668
Belgium - 0.2%
392	Ackermans & van Haaren NV	99,750
2,834	Ageas SA	184,947
16,977	Anheuser-Busch InBev SA	1,197,972
363	D'ieteren Group	74,605
798	Elia Group SA, Class B Shares	84,562
1,170	Groupe Bruxelles Lambert NV	95,627
3,903	KBC Group NV	386,871
7	Lotus Bakeries NV	72,431
95,238	Proximus SADP	830,181
303	Sofina SA	87,948
1,276	Syensqo SA	97,878
2,096	UCB SA	382,528
3,154	Warehouses De Pauw CVA	76,991
	Total Belgium	3,672,291
Bermuda - 0.2%
192,363	Hiscox Ltd.	3,281,910
Brazil - 1.7%
44,765	Afya Ltd., Class A Shares	816,066
545,556	B3 SA - Brasil Bolsa Balcao	1,324,202
157,320	Banco BTG Pactual SA	1,088,068
180,700	Compania de Saneamento de Minas Gerais Copasa MG	754,602
423,335	GPS Participacoes e Empreendimentos SA	1,110,455
1,105,824	Inter & Co., Inc.	7,880,234
53,600	IRB-Brasil Resseguros SA*	460,789
471,330	Localiza Rent a Car SA	3,540,909
1,094,207	Lojas Renner SA	3,474,888
443,208	Metalurgica Gerdau SA	647,947
104,283	Petroleo Brasileiro SA - Petrobras, ADR	1,128,342
32,478	Sigma Lithium Corp.*(a)	152,326
97,956	Suzano SA	850,503
537,600	TOTVS SA	3,968,260
145,998	WEG SA	1,081,249
177,792	XP Inc., Class A Shares	3,442,053
	Total Brazil	31,720,893
Cambodia - 0.0%
42,000	NagaCorp Ltd.*	19,931
Canada - 6.0%
255,408	AGF Management Ltd., Class B Shares	2,177,487
42,432	Agnico Eagle Mines Ltd.	5,001,803

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
13,073	Alimentation Couche-Tard Inc.	$677,775
11,500	Atco Ltd., Class I Shares	431,391
12,512	Bank of Montreal	1,343,603
178,415	Bank of Nova Scotia	9,546,408
29,410	Barrick Mining Corp.	564,048
4,485	BCE Inc.	97,717
23,400	Bird Construction Inc.	461,060
25,201	Brookfield Corp.	1,455,299
7,567	Cameco Corp.	442,987
11,100	Canadian Apartment Properties REIT	362,033
16,005	Canadian Imperial Bank of Commerce	1,089,625
55,823	Canadian National Railway Co.	5,859,784
34,894	Canadian Natural Resources Ltd.	1,059,521
15,732	Canadian Pacific Kansas City Ltd.	1,284,949
24,479	Celestica Inc.*	2,834,702
22,662	Cenovus Energy Inc.	298,560
84,400	Centerra Gold Inc.	602,088
3,533	CGI Inc.	379,804
1,691	Constellation Software Inc.(b)	6,131,096
35,069	Definity Financial Corp.	1,904,282
29,662	Descartes Systems Group Inc.*	3,439,012
4,609	Dollarama Inc.	592,770
25,900	Dundee Precious Metals Inc.	399,158
201,107	Element Fleet Management Corp.	4,791,925
135,020	Enbridge Inc.	6,283,913
363	Fairfax Financial Holdings Ltd.(b)	617,652
48,249	Finning International Inc.	1,781,101
8,196	Fortis Inc.	400,439
64,045	Franco-Nevada Corp.	10,788,270
967	George Weston Ltd.	194,690
4,815	Great-West Lifeco Inc.(a)	182,762
5,102	Hydro One Ltd.(c)	187,856
2,800	Imperial Oil Ltd.	199,908
3,084	Intact Financial Corp.	699,678
2,376	Loblaw Cos., Ltd.	400,856
4,625	Magna International Inc.	167,900
29,324	Manulife Financial Corp.	933,770
3,465	Metro Inc.	270,262
6,506	National Bank of Canada	640,336
8,358	Nutrien Ltd.	493,800
9,627	Pembina Pipeline Corp.	360,780
9,287	Power Corp. of Canada	359,407
5,521	Restaurant Brands International Inc.	394,176
34,400	RioCan Real Estate Investment Trust(a)	434,653
24,258	Royal Bank of Canada	3,074,607
50,668	Russel Metals Inc.	1,516,330
49,134	Shopify Inc., Class A Shares*	5,260,583
3,726	South Bow Corp.	96,574
9,776	Sun Life Financial Inc.	629,722
252,751	Suncor Energy Inc.	8,985,689
66,200	Superior Plus Corp.	375,777
164,100	Tamarack Valley Energy Ltd.(a)	522,547

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
17,557	TC Energy Corp.	$889,652
8,716	Teck Resources Ltd., Class B Shares	323,019
9,241	TELUS Corp.	151,374
2,354	Thomson Reuters Corp.	467,695
33,738	TMX Group Ltd.	1,363,680
30,280	Toronto-Dominion Bank	2,091,038
5,839	Tourmaline Oil Corp.	263,284
12,125	Waste Connections Inc.	2,389,013
60,830	Wheaton Precious Metals Corp.	5,270,737
	Total Canada	112,692,417
Chile - 0.0%
5,858	Antofagasta PLC	140,362
China - 3.3%
246,500	3SBio Inc.*	588,538
13,500	AAC Technologies Holdings Inc.	62,782
41,642	Alibaba Group Holding Ltd., ADR	4,740,525
48,241	BYD Co., Ltd., Class H Shares(d)	2,393,669
859,477	China Mengniu Dairy Co., Ltd.	1,928,341
76,681	Contemporary Amperex Technology Co., Ltd., Class A Shares	2,662,281
276,002	FinVolution Group, ADR	2,307,377
269,248	Full Truck Alliance Co., Ltd., ADR	3,131,354
90,294	Fuyao Glass Industry Group Co., Ltd., Class A Shares	726,797
141,544	Hello Group Inc., ADR	859,172
193,700	Hongfa Technology Co., Ltd., Class A Shares	878,602
106,033	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	1,003,319
187,330	KE Holdings Inc., ADR	3,458,112
1,416,233	Kingdee International Software Group Co., Ltd.*	2,203,519
23,565	Kweichow Moutai Co., Ltd., Class A Shares	4,978,750
122,000	Lenovo Group Ltd.	139,303
12,966	Li Auto Inc., ADR*	367,456
81,794	Meituan, Class B Shares*(c)	1,414,584
69,353	Midea Group Co., Ltd., Class A Shares*	759,321
963,407	NARI Technology Co., Ltd., Class A Shares	2,967,709
299,583	SF Holding Co., Ltd., Class H Shares*(d)	1,553,778
203,900	Shenzhen Inovance Technology Co., Ltd., Class A Shares*	1,854,128
374,061	Shenzhou International Group Holdings Ltd.	2,727,254
136,738	Tencent Holdings Ltd.	8,619,074
17,576	Tencent Holdings Ltd., ADR	1,103,421
73,658	Tencent Music Entertainment Group, ADR	1,240,401
434,800	Tongcheng Travel Holdings Ltd.@	1,228,388
92,165	Weibo Corp., ADR	834,093
172,199	Wuxi Biologics Cayman Inc.*(c)	543,545
23,413	XPeng Inc., ADR*(a)	452,105
44,844	XPeng Inc., Class A Shares*	432,846
911,000	Yangzijiang Shipbuilding Holdings Ltd.	1,497,931
48,952	Zai Lab Ltd., ADR*	1,475,413
309,349	Zhejiang Shuanghuan Driveline Co., Ltd., Class A Shares	1,361,702
	Total China	62,495,590
Denmark - 1.3%
47	AP Moller - Maersk AS, Class A Shares	84,345
78	AP Moller - Maersk AS, Class B Shares	141,737
48,793	Carlsberg AS, Class B Shares	6,981,306

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Denmark - (continued)
2,049	Coloplast AS, Class B Shares	$199,131
14,271	D/S Norden AS	435,084
10,672	Danske Bank AS	409,451
1,470	Demant AS*	57,656
3,257	DSV AS	771,284
1,101	Genmab AS*	231,023
4,982	H Lundbeck AS	27,631
29,565	ISS AS	795,862
54,503	Novo Nordisk AS, ADR	3,896,964
54,276	Novo Nordisk AS, Class B Shares	3,793,904
14,932	Novonesis Novozymes B	1,051,657
3,078	Orsted AS*(c)	126,081
1,369	Pandora AS	250,242
1,670	ROCKWOOL AS, Class B Shares	79,485
5,768	Tryg AS	148,176
272,887	Vestas Wind Systems AS	4,319,731
1,292	Zealand Pharma AS*	89,531
	Total Denmark	23,890,281
Finland - 1.4%
2,609	Elisa OYJ	137,768
490,750	Fortum OYJ	8,473,342
4,770	Kesko OYJ, Class B Shares	115,392
5,709	Kone OYJ, Class B Shares	355,622
11,788	Metso OYJ	142,625
7,223	Neste OYJ	77,473
85,673	Nokia OYJ	446,541
693,542	Nordea Bank Abp	10,069,924
1,927	Orion OYJ, Class B Shares	130,908
40,543	Sampo OYJ, Class A Shares	433,002
483,733	Stora Enso OYJ, Class R Shares	4,901,137
9,001	UPM-Kymmene OYJ	249,600
2,946	Valmet OYJ	96,279
8,480	Wartsila OYJ Abp	170,092
	Total Finland	25,799,705
France - 7.7%
3,603	Accor SA	191,395
491	Aeroports de Paris SA	65,869
9,647	Air Liquide SA	1,998,933
10,042	Airbus SE	1,849,571
6,056	Alstom SA*	136,997
948	Amundi SA(c)	77,392
72,294	Arkema SA	5,167,499
29,030	AXA SA	1,368,855
3,273	Ayvens SA(c)	33,317
737	BioMerieux	98,858
158,475	BNP Paribas SA	13,890,947
9,638	Bollore SE	61,305
3,330	Bouygues SA	145,203
5,255	Bureau Veritas SA	179,910
13,460	Canal+ SA*	37,900
48,584	Capgemini SE	8,073,534
8,991	Carrefour SA(a)	134,391

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
France - (continued)
52,011	Compania de Saint-Gobain SA	$5,842,507
12,019	Compania Generale des Etablissements Michelin SCA	459,860
939	Covivio SA	56,320
17,579	Credit Agricole SA	321,599
10,727	Danone SA	916,464
9,836	Dassault Aviation SA	3,562,725
107,863	Dassault Systemes SE	4,043,825
4,083	Edenred SE	127,698
1,345	Eiffage SA	185,034
29,881	Engie SA	646,372
20,843	EssilorLuxottica SA	5,794,405
786	Eurazeo SE	54,973
1,690	FDJ UNITED(c)	62,071
926	Gecina SA	101,916
6,254	Getlink SE	119,691
13,460	Havas NV*	23,573
1,355	Hermes International SCA	3,737,419
610	Ipsen SA*	71,848
1,197	Kering SA	235,778
3,722	Klepierre SA	145,810
69,778	Legrand SA	8,509,348
3,961	L'Oreal SA	1,675,075
5,737	LVMH Moet Hennessy Louis Vuitton SE	3,117,251
32,215	Orange SA	481,238
31,969	Pernod Ricard SA	3,309,551
3,806	Publicis Groupe SA	416,120
3,367	Renault SA	173,578
3,700	Rexel SA	103,988
20,985	Safran SA	6,233,514
100,504	Sanofi SA	9,930,712
14,215	Sartorius Stedim Biotech	3,133,302
50,895	Schneider Electric SE	12,755,129
311,006	SCOR SE	10,234,428
507	SEB SA	50,346
12,271	Societe Generale SA	667,235
1,445	Sodexo SA	99,871
1,058	Teleperformance SE	107,034
40,487	Thales SA	12,407,196
160,995	TotalEnergies SE	9,462,598
1,798	Unibail-Rodamco-Westfield	170,474
10,645	Veolia Environnement SA	366,165
8,407	Vinci SA	1,204,384
13,460	Vivendi SE	45,395
558	Wendel SE	54,296
	Total France	144,729,992
Germany - 6.7%
2,903	adidas AG	723,712
6,598	Allianz SE, Class Registered Shares	2,614,445
182,558	BASF SE	8,796,710
16,444	Bayer AG, Class Registered Shares	462,079
5,855	Bayerische Motoren Werke AG	514,009
1,239	Bechtle AG	54,045

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Germany - (continued)
17,071	Beiersdorf AG	$2,339,405
1,943	Brenntag SE	131,666
527	Carl Zeiss Meditec AG	34,056
15,123	Commerzbank AG	460,216
99,081	Continental AG	8,696,437
3,064	Covestro AG*	210,498
1,062	CTS Eventim AG & Co. KGaA	128,841
8,773	Daimler Truck Holding AG	380,851
3,870	Delivery Hero SE, Class A Shares*(c)	107,211
31,960	Deutsche Bank AG, Class Registered Shares	885,003
27,568	Deutsche Boerse AG	8,878,641
10,030	Deutsche Lufthansa AG, Class Registered Shares	80,265
150,457	Deutsche Post AG	6,728,621
126,008	Deutsche Telekom AG, Class Registered Shares	4,769,424
1,070	Deutsche Wohnen SE	27,820
556	DWS Group GmbH & Co. KGaA(c)	31,221
37,487	E.ON SE	657,092
4,519	Evonik Industries AG	97,870
460	Fielmann Group AG	29,249
89,147	Fraport AG Frankfurt Airport Services Worldwide*	6,184,817
3,441	Fresenius Medical Care AG	195,549
6,976	Fresenius SE & Co. KGaA	342,122
1,739	FUCHS SE	79,904
22,657	GEA Group AG	1,514,788
1,048	Hannover Rueck SE	331,196
2,156	Heidelberg Materials AG	422,520
1,871	Henkel AG & Co. KGaA	137,347
2,577	Henkel AG & Co. KGaA	206,314
4,529	HOCHTIEF AG	832,621
217,512	Infineon Technologies AG	8,468,623
1,385	KION Group AG	64,355
23,179	Knorr-Bremse AG	2,342,542
1,314	LEG Immobilien SE	111,469
13,176	Mercedes-Benz Group AG	787,047
2,258	Merck KGaA	296,177
943	MTU Aero Engines AG	375,662
2,270	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,472,645
994	Nemetschek SE	138,116
2,113	Puma SE	54,697
86	Rational AG	70,648
7,772	Rheinmetall AG	16,556,124
12,437	RWE AG	468,741
61,858	SAP SE	18,687,566
496	Sartorius AG	118,897
42,418	Schott Pharma AG & Co. KGaA(a)	1,372,688
1,262	Scout24 SE(c)	171,850
25,729	Siemens AG, Class Registered Shares	6,192,573
11,360	Siemens Energy AG*	1,104,048
74,933	Siemens Healthineers AG(c)	3,967,594
21,200	Symrise AG, Class A Shares	2,529,097
1,067	Talanx AG	138,535
959	Traton SE	33,887

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Germany - (continued)
188,381	TUI AG*	$1,574,243
3,599	Volkswagen AG	390,702
12,105	Vonovia SE	396,348
398	Wacker Chemie AG	28,290
3,666	Zalando SE*(c)	130,920
	Total Germany	126,130,649
Greece - 0.2%
166,185	National Bank of Greece SA	1,983,687
167,195	Piraeus Financial Holdings SA	1,116,417
	Total Greece	3,100,104
Hong Kong - 1.5%
1,052,785	AIA Group Ltd.	8,741,531
27,255	Bank of East Asia Ltd.	38,190
63,000	BOC Hong Kong Holdings Ltd.	264,830
37,100	Budweiser Brewing Co. APAC Ltd.(c)	38,488
24,000	Cathay Pacific Airways Ltd.	32,209
38,600	Chow Tai Fook Jewellery Group Ltd.	54,540
28,500	CK Asset Holdings Ltd.	117,616
44,120	CK Hutchison Holdings Ltd.	247,470
10,500	CK Infrastructure Holdings Ltd.	67,854
26,658	CLP Holdings Ltd.	226,017
18,000	CTF Services Ltd.	16,677
7,500	DFI Retail Group Holdings Ltd., Class Registered Shares	20,662
47,800	ESR Group Ltd.(c)	78,091
50,000	First Pacific Co., Ltd.	34,374
37,000	Galaxy Entertainment Group Ltd.	156,507
15,000	Hang Lung Group Ltd.	21,437
18,957	Hang Lung Properties Ltd.	14,991
11,100	Hang Seng Bank Ltd.	154,743
24,000	Henderson Land Development Co., Ltd.	75,133
188,000	Hong Kong & China Gas Co., Ltd.	165,006
20,200	Hong Kong Exchanges & Clearing Ltd.	1,010,554
19,300	Hongkong Land Holdings Ltd.	99,799
133,300	Hutchison Port Holdings Trust, Class U Shares	21,165
8,000	HUTCHMED China Ltd.*	22,797
10,000	Hysan Development Co., Ltd.	16,388
148,237	Jardine Matheson Holdings Ltd.	6,580,906
7,500	Johnson Electric Holdings Ltd.	20,087
417,500	Kerry Properties Ltd.	998,761
45,310	Link REIT	239,531
28,400	Man Wah Holdings Ltd.	14,952
26,500	MTR Corp., Ltd	92,343
24,000	New World Development Co., Ltd.*	14,551
1,500	Orient Overseas International Ltd.	25,682
63,000	PCCW Ltd.	41,837
21,000	Power Assets Holdings Ltd.	132,994
323,740	Prudential PLC	3,687,379
34,000	Shangri-La Asia Ltd.	19,034
48,000	Sino Land Co., Ltd.	48,505
21,000	SITC International Holdings Co., Ltd.	66,734
73,000	SJM Holdings Ltd.*	21,602
23,000	Sun Hung Kai Properties Ltd.	247,333

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Hong Kong - (continued)
6,500	Swire Pacific Ltd., Class A Shares	$55,225
12,500	Swire Pacific Ltd., Class B Shares	16,753
22,400	Swire Properties Ltd.	48,950
1,243,000	TCL Electronics Holdings Ltd.*	1,620,691
54,516	Techtronic Industries Co., Ltd.	606,918
136,000	United Energy Group Ltd.	8,097
2,326,000	VSTECS Holdings Ltd.	1,838,212
3,600	VTech Holdings Ltd.	23,970
119,000	WH Group Ltd.(c)	109,440
13,000	Wharf Holdings Ltd.	34,570
28,000	Wharf Real Estate Investment Co., Ltd.	70,226
27,287	Xinyi Glass Holdings Ltd.	25,967
17,500	Yue Yuen Industrial Holdings Ltd.	26,388
	Total Hong Kong	28,474,707
India - 5.9%
408,416	Afcons Infrastructure Ltd.*	2,018,415
116,372	Ajax Engineering Ltd.*	888,817
107,461	Akums Drugs & Pharmaceuticals Ltd.*	715,080
572,784	ASK Automotive Ltd.	3,011,737
231,940	Axis Bank Ltd.	3,228,447
32,817	Bajaj Finance Ltd.	3,508,873
415,474	Bharat Wire Ropes Ltd.*	884,882
190,370	Bharti Airtel Ltd.	3,925,634
237,590	Cello World Ltd.	1,719,625
405,543	Cholamandalam Investment & Finance Co., Ltd.	7,586,856
28,840	Cummins India Ltd.	1,102,393
264,826	DCW Ltd.*	238,281
7,295	Dixon Technologies India Ltd.	1,253,561
941,734	Eternal Ltd.*	2,622,106
104,308	Godrej Consumer Products Ltd.	1,501,212
35,112	Godrej Properties Ltd.*	921,545
47,199	HDFC Bank Ltd.*	1,071,545
18,891	HDFC Bank Ltd., ADR	1,424,192
41,320	Hindustan Unilever Ltd.	1,134,376
617,320	Honasa Consumer Ltd.*	2,283,039
72,954	Hyundai Motor India Ltd.*	1,575,134
133,498	ICICI Bank Ltd.	2,266,341
67,063	ICICI Bank Ltd., ADR	2,296,237
457,135	Indus Towers Ltd.*	2,053,976
176,810	Info Edge India Ltd.	2,952,533
47,815	InterGlobe Aviation Ltd.*(c)	2,980,854
140,503	Inventurus Knowledge Solutions Ltd.*	2,483,842
286,305	Jio Financial Services Ltd.*	960,003
1,015,985	JM Financial Ltd.	1,518,782
26,422	Kaynes Technology India Ltd.*	1,845,073
141,205	Kotak Mahindra Bank Ltd.	3,430,599
134,221	KPIT Technologies Ltd.	2,096,057
56,239	Larsen & Toubro Ltd.	2,417,343
102,996	LIC Housing Finance Ltd.	718,558
23,767	Mahindra & Mahindra Ltd.	825,878
46,854	Maruti Suzuki India Ltd.	6,758,684
104,639	Max Healthcare Institute Ltd.	1,382,212

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
India - (continued)
689,036	National Aluminium Co., Ltd.	$1,455,334
174,941	Nippon Life India Asset Management Ltd.(c)	1,514,643
228,472	NTPC Green Energy Ltd.*	297,361
818,450	NTPC Ltd.	3,196,545
10,928	Nuvama Wealth Management Ltd.	916,463
462,535	Power Finance Corp., Ltd.	2,200,241
455,694	Power Grid Corp. of India Ltd.	1,544,163
202,689	Redington Ltd.	613,757
217,325	Reliance Industries Ltd.	3,611,645
84,982	SBI Life Insurance Co., Ltd.(c)	1,801,286
20,860	SRF Ltd.	697,488
96,870	Suyog Telematics Ltd.	914,783
506,844	Swiggy Ltd.*	1,959,996
53,782	Tata Communications Ltd.	1,054,439
61,634	Tata Consumer Products Ltd.	798,969
183,886	Titan Co., Ltd.	7,634,571
29,544	Trent Ltd.*	1,941,965
124,846	Varun Beverages Ltd.	694,432
	Total India	112,450,803
Indonesia - 0.6%
2,046,700	Aneka Tambang Tbk*	389,659
15,930,500	Bank Central Asia Tbk PT	9,168,892
502,400	Indo Tambangraya Megah Tbk PT	695,988
10,742,700	Telkom Indonesia Persero Tbk PT*	1,856,036
	Total Indonesia	12,110,575
Ireland - 1.4%
1,041,524	AIB Group PLC	8,183,180
369,865	Bank of Ireland Group PLC	5,076,479
1,840	DCC PLC	115,312
137,185	Experian PLC	6,854,667
3,789	Glanbia PLC	54,763
6,832	James Hardie Industries PLC*	157,095
2,732	Kerry Group PLC, Class A Shares	297,860
16,239	Kingspan Group PLC	1,392,062
11,813	PDD Holdings Inc., ADR*	1,140,073
49,451	Ryanair Holdings PLC, ADR	2,749,475
3,089	Smurfit WestRock PLC	133,288
5,403	Smurfit WestRock PLC	234,112
	Total Ireland	26,388,366
Israel - 0.3%
1,281	Airport City Ltd.*	20,069
4,825	Amot Investments Ltd.	26,878
725	Azrieli Group Ltd.	55,423
22,397	Bank Hapoalim BM	375,204
24,713	Bank Leumi Le-Israel BM	399,073
252,249	Bezeq The Israeli Telecommunication Corp., Ltd.	393,872
242	Big Shopping Centers Ltd.*	39,032
601	Camtek Ltd.*	40,624
133	Delek Group Ltd.	23,439
439	Elbit Systems Ltd.	176,179
6,484	Energix-Renewable Energies Ltd.	20,623
2,487	Enlight Renewable Energy Ltd.*	48,605

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Israel - (continued)
57	Fattal Holdings 1998 Ltd.*	$8,636
1,031	First International Bank Of Israel Ltd.	64,918
2,529	Harel Insurance Investments & Financial Services Ltd.	51,361
12,202	ICL Group Ltd.	80,509
77	Israel Corp., Ltd.	24,054
21,650	Israel Discount Bank Ltd., Class A Shares	184,514
451	Melisron Ltd.	42,138
10,478	Mivne Real Estate KD Ltd.	32,014
2,591	Mizrahi Tefahot Bank Ltd.	148,314
1,104	Nice Ltd.*	184,023
8,317	Nice Ltd., ADR*	1,380,040
545	Nova Ltd.*	114,189
4,083	Phoenix Financial Ltd.	98,497
3,042	Shapir Engineering & Industry Ltd.	23,507
2,749	Shufersal Ltd.	27,558
160	Strauss Group Ltd.	3,907
18,894	Teva Pharmaceutical Industries Ltd.*	319,972
2,008	Tower Semiconductor Ltd.*	82,602
122,359	ZIM Integrated Shipping Services Ltd.(a)	2,135,165
	Total Israel	6,624,939
Italy - 3.1%
27,166	A2A SpA	70,509
2,745	Amplifon SpA	63,147
318,395	Azimut Holding SpA	9,307,059
100,420	Banca Mediolanum SpA	1,670,868
281,245	Banca Monte dei Paschi di Siena SpA	2,325,982
25,433	Banco BPM SpA	292,425
19,272	BPER Banca SpA	171,229
605	Brunello Cucinelli SpA	74,506
1,488	Buzzi SpA	76,535
8,315	Davide Campari-Milano NV	54,282
20,601	DiaSorin SpA	2,138,958
912,424	Enel SpA	8,381,843
34,933	Eni SpA	516,227
6,265	Ferrari NV	3,001,368
9,870	FinecoBank Banca Fineco SpA	213,501
20,881	Generali	760,668
145,336	Hera SpA	721,959
6,069	Infrastrutture Wireless Italiane SpA(c)	71,202
1,183	Interpump Group SpA	46,198
270,123	Intesa Sanpaolo SpA	1,508,306
9,749	Italgas SpA	80,277
133,009	Iveco Group NV	2,654,752
7,037	Leonardo SpA	437,957
8,669	Mediobanca Banca di Credito Finanziario SpA	206,259
4,039	Moncler SpA	252,999
13,778	Nexi SpA(c)	82,979
6,281	Pirelli & C SpA(c)	44,975
8,148	Poste Italiane SpA(c)	176,950
9,000	PRADA SpA	58,643
4,785	Prysmian SpA	308,089
1,570	Recordati Industria Chimica e Farmaceutica SpA	94,207

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Italy - (continued)
408	Reply SpA	$68,872
2,193,699	Saipem SpA(a)	5,445,580
1,711,859	Snam SpA	10,248,479
241,806	Telecom Italia SpA*	106,589
25,060	Terna - Rete Elettrica Nazionale	255,816
56,115	UniCredit SpA	3,610,316
145,492	Unipol Assicurazioni SpA	2,850,783
	Total Italy	58,451,294
Japan - 13.8%
1,200	ABC-Mart Inc.	23,422
8,500	Acom Co., Ltd.	24,289
48	Activia Properties Inc.	38,362
18,200	Adastria Co., Ltd.	354,005
56	Advance Residence Investment Corp.	57,638
12,500	Advantest Corp.	640,605
13,200	Aeon Co., Ltd.	406,226
2,300	AEON Financial Service Co., Ltd.	20,996
1,600	Aeon Mall Co., Ltd.	31,900
22	AEON REIT Investment Corp.	19,106
3,200	AGC Inc.	94,627
800	Aica Kogyo Co., Ltd.	20,195
3,700	Air Water Inc.	51,625
8,000	Aisin Corp.	101,383
96,100	Ajinomoto Co., Inc.	2,399,644
59,900	Alfresa Holdings Corp.	804,652
79,400	Alps Alpine Co., Ltd.	758,191
5,500	Amada Co., Ltd.	56,175
1,100	Amano Corp.	32,393
2,400	ANA Holdings Inc.	47,665
2,100	Aozora Bank Ltd.	30,404
1,000	As One Corp.	15,543
23,746	Asahi Group Holdings Ltd.	314,605
25,500	Asahi Intecc Co., Ltd.	395,277
18,600	Asahi Kasei Corp.	130,249
10,800	Asics Corp.	261,628
31,300	Astellas Pharma Inc.	308,957
8,000	Azbil Corp.	70,261
10,800	Bandai Namco Holdings Inc.	342,849
2,100	BayCurrent Inc.	112,169
2,700	Bic Camera Inc.	28,201
14,300	BIPROGY Inc.	580,175
9,400	Bridgestone Corp.	403,381
48,700	Brother Industries Ltd.	836,811
85,000	Calbee Inc.	1,677,756
15,200	Canon Inc.	464,230
800	Canon Marketing Japan Inc.	29,674
6,200	Capcom Co., Ltd.	184,009
3,300	Casio Computer Co., Ltd.	23,918
15,800	Central Japan Railway Co.	345,715
280,400	Chiba Bank Ltd.	2,531,783
11,800	Chubu Electric Power Co., Inc.	145,022
71,100	Chugai Pharmaceutical Co., Ltd.	3,742,035

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
2,900	Chugin Financial Group Inc.	$34,914
124,400	Chugoku Electric Power Co., Inc.	609,707
2,000	Coca-Cola Bottlers Japan Holdings Inc.	33,104
22,600	COMSYS Holdings Corp.	519,122
19,300	Concordia Financial Group Ltd.	122,771
900	Cosmo Energy Holdings Co., Ltd.	37,824
600	Cosmos Pharmaceutical Corp.	36,826
98,700	Credit Saison Co., Ltd.	2,680,167
7,900	CyberAgent Inc.	80,468
7,600	Dai Nippon Printing Co., Ltd.	111,842
4,800	Daicel Corp.	40,814
1,900	Daido Steel Co., Ltd.	12,777
6,000	Daifuku Co., Ltd.	161,017
58,700	Dai-ichi Life Holdings Inc.	454,206
31,400	Daiichi Sankyo Co., Ltd.	838,752
13,900	Daikin Industries Ltd.	1,594,696
1,000	Daito Trust Construction Co., Ltd.	112,545
9,600	Daiwa House Industry Co., Ltd.	324,501
35	Daiwa House REIT Investment Corp., Class A Shares	58,280
10	Daiwa Office Investment Corp., Class A Shares	20,947
23,500	Daiwa Securities Group Inc.	160,007
38	Daiwa Securities Living Investments Corp., Class A Shares	24,814
1,500	Denka Co., Ltd.	21,274
30,600	Denso Corp.	413,578
3,600	Dentsu Group Inc.	78,142
500	Dentsu Soken Inc.	23,549
2,100	Dexerials Corp.	30,392
1,200	DIC Corp.	24,643
10,000	Disco Corp.	2,286,507
2,200	DMG Mori Co., Ltd.	46,613
800	Dowa Holdings Co., Ltd.	25,310
17,800	East Japan Railway Co.	374,866
6,900	Ebara Corp.	110,194
4,700	Eisai Co., Ltd.	134,528
32,300	Electric Power Development Co., Ltd.	543,943
47,300	ENEOS Holdings Inc.	222,555
3,300	EXEO Group Inc.	42,205
34,700	Ezaki Glico Co., Ltd.	1,118,621
15,700	FANUC Corp.	419,137
3,100	Fast Retailing Co., Ltd.	1,034,375
1,900	Food & Life Cos., Ltd.	81,705
1,200	FP Corp.	24,505
40	Frontier Real Estate Investment Corp.	22,896
2,100	Fuji Electric Co., Ltd.	92,608
900	Fuji Media Holdings Inc.	17,963
400	Fuji Oil Co., Ltd.	8,233
19,600	FUJIFILM Holdings Corp.	444,411
4,600	Fujikura Ltd.	215,011
1,200	Fujitec Co., Ltd.	47,796
1,100	Fujitsu General Ltd.	21,405
29,600	Fujitsu Ltd.	676,149
2,700	Fukuoka Financial Group Inc.	73,439

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
800	Furukawa Electric Co., Ltd.	$37,673
1,200	Fuyo General Lease Co., Ltd.	33,126
802	GLP J-Reit	709,140
1,200	GMO internet group Inc.	29,274
900	GMO Payment Gateway Inc.	55,050
500	Goldwin Inc.	28,622
1,400	GS Yuasa Corp.	25,444
3,900	Gunma Bank Ltd.	32,028
33,200	H.U. Group Holdings Inc.	720,049
6,600	Hachijuni Bank Ltd.	53,327
5,100	Hakuhodo DY Holdings Inc.	40,187
5,400	Hamamatsu Photonics KK	57,645
4,000	Hankyu Hanshin Holdings Inc.	107,690
19,400	Hanwa Co., Ltd.	703,887
900	Harmonic Drive Systems Inc.	20,259
4,500	Haseko Corp.	65,396
1,400	Heiwa Corp.	20,380
4,400	Hikari Tsushin Inc.	1,196,813
5,700	Hino Motors Ltd.*	18,397
4,100	Hirogin Holdings Inc.	35,259
15,610	Hirose Electric Co., Ltd.	1,829,378
900	Hisamitsu Pharmaceutical Co., Inc.	25,606
2,000	Hitachi Construction Machinery Co., Ltd.	60,587
75,100	Hitachi Ltd.	2,076,862
78,628	Honda Motor Co., Ltd.	801,667
800	Horiba Ltd.	56,929
1,900	Hoshizaki Corp.	71,051
1,700	House Foods Group Inc.	32,332
5,900	Hoya Corp.	696,857
10,000	Hulic Co., Ltd.	101,683
1,600	Ibiden Co., Ltd.	64,737
21,700	Idemitsu Kosan Co., Ltd.	131,858
2,300	IHI Corp.	221,149
2,600	Iida Group Holdings Co., Ltd.	36,444
48	Industrial & Infrastructure Fund Investment Corp., Class A Shares	39,413
4,400	INFRONEER Holdings Inc.	35,898
13,000	Inpex Corp.	174,837
1,400	Internet Initiative Japan Inc.	26,985
139	Invincible Investment Corp.	59,232
6,500	Isetan Mitsukoshi Holdings Ltd.	99,441
10,300	Isuzu Motors Ltd.	139,151
600	Ito En Ltd.	13,200
22,700	ITOCHU Corp.	1,201,903
200	Itoham Yonekyu Holdings Inc.	6,979
3,200	Iwatani Corp.	32,880
3,000	Iyogin Holdings Inc.	32,462
900	Izumi Co., Ltd.	20,531
3,600	J Front Retailing Co., Ltd.	50,570
2,900	Japan Airlines Co., Ltd.	58,602
1,100	Japan Airport Terminal Co., Ltd.	33,992
18,500	Japan Exchange Group Inc.	205,674
100	Japan Hotel REIT Investment Corp., Class A Shares	51,750

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
36	Japan Logistics Fund Inc.	$22,882
125	Japan Metropolitan Fund Invest	85,657
62,500	Japan Petroleum Exploration Co., Ltd.	431,673
32,400	Japan Post Bank Co., Ltd.	350,473
30,700	Japan Post Holdings Co., Ltd.	299,193
3,000	Japan Post Insurance Co., Ltd.	65,686
13	Japan Prime Realty Investment Corp.	32,469
116	Japan Real Estate Investment Corp.	94,331
1,100	Japan Steel Works Ltd.	51,761
19,000	Japan Tobacco Inc.	583,792
600	Jeol Ltd.	16,702
10,100	JFE Holdings Inc.	119,396
1,500	JGC Holdings Corp.	12,688
500	JMDC Inc.	11,315
68,900	JTEKT Corp.	538,712
200	Justsystems Corp.	4,790
1,500	Kadokawa Corp.	37,264
1,500	Kagome Co., Ltd.	31,041
7,100	Kajima Corp.	174,835
1,800	Kakaku.com Inc.	30,883
2,000	Kamigumi Co., Ltd.	55,484
2,100	Kandenko Co., Ltd.	43,511
700	Kaneka Corp.	18,963
16,300	Kansai Electric Power Co., Inc.	186,976
2,500	Kansai Paint Co., Ltd.	35,723
7,500	Kao Corp.	341,905
2,700	Kawasaki Heavy Industries Ltd.	190,713
7,300	Kawasaki Kisen Kaisha Ltd.	109,319
50,500	KDDI Corp.	872,943
68	KDX Realty Investment Corp., Class A Shares	71,594
2,000	Keihan Holdings Co., Ltd.	43,696
4,500	Keikyu Corp.	46,354
2,000	Keio Corp.	48,726
6,900	Keisei Electric Railway Co., Ltd.	66,435
1,600	Kewpie Corp.	37,779
11,700	Keyence Corp.	4,941,922
14,200	Kikkoman Corp.	129,848
1,900	Kinden Corp.	51,551
3,200	Kintetsu Group Holdings Co., Ltd.	63,106
12,500	Kirin Holdings Co., Ltd.	179,498
800	Kobayashi Pharmaceutical Co., Ltd.	29,189
2,200	Kobe Bussan Co., Ltd.	69,567
119,100	Kobe Steel Ltd.	1,367,331
2,200	Koei Tecmo Holdings Co., Ltd.	36,585
3,800	Koito Manufacturing Co., Ltd.	47,870
2,000	Kokusai Electric Corp.	41,763
1,800	Kokuyo Co., Ltd.	38,191
212,529	Komatsu Ltd.	6,465,111
1,700	Konami Group Corp.	230,675
156,000	Konica Minolta Inc.*	477,433
6,800	Kose Corp.	273,533
1,300	Kotobuki Spirits Co., Ltd.	20,954

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
2,200	K's Holdings Corp.	$21,163
15,900	Kubota Corp.	182,123
3,700	Kuraray Co., Ltd.	46,768
1,900	Kurita Water Industries Ltd.	70,767
1,200	Kusuri no Aoki Holdings Co., Ltd.	29,350
21,900	Kyocera Corp.	268,991
5,000	Kyoto Financial Group Inc.	83,932
4,300	Kyowa Kirin Co., Ltd.	70,759
600	Kyudenko Corp.	22,166
96,900	Kyushu Electric Power Co., Inc.	835,694
7,600	Kyushu Financial Group Inc.	38,343
78,400	Kyushu Railway Co.	2,109,462
23	LaSalle Logiport REIT	21,465
1,500	Lasertec Corp.	152,366
28,100	Lion Corp.	305,289
3,900	Lixil Corp.	44,055
43,500	LY Corp.	157,877
161,100	M3 Inc.	2,263,141
1,200	Mabuchi Motor Co., Ltd.	18,002
57,400	Macnica Holdings Inc.	759,956
230,879	Makita Corp.	7,053,545
26,900	Marubeni Corp.	545,004
3,100	Marui Group Co., Ltd.	63,641
1,600	Maruichi Steel Tube Ltd.	38,479
100	Maruwa Co., Ltd.	24,440
3,800	Matsui Securities Co., Ltd.	18,518
6,200	MatsukiyoCocokara & Co.	125,635
10,100	Mazda Motor Corp.	63,440
1,500	McDonald's Holdings Co. Japan Ltd.	63,699
170,600	Mebuki Financial Group Inc.	832,915
40,900	Medipal Holdings Corp.	638,729
4,700	MEIJI Holdings Co., Ltd.	105,334
2,200	Mercari Inc.*	36,600
321,004	MINEBEA MITSUMI Inc.	4,489,772
306,330	MISUMI Group Inc.	4,034,145
19,200	Mitsubishi Chemical Group Corp.	102,010
63,300	Mitsubishi Corp.	1,280,693
308,668	Mitsubishi Electric Corp.	6,233,433
19,400	Mitsubishi Estate Co., Ltd.	353,757
2,800	Mitsubishi Gas Chemical Co., Inc.	42,955
14,500	Mitsubishi HC Capital Inc.	106,628
54,300	Mitsubishi Heavy Industries Ltd.	1,248,902
5,100	Mitsubishi Logistics Corp.	41,401
2,500	Mitsubishi Materials Corp.	38,843
13,200	Mitsubishi Motors Corp.	39,608
191,400	Mitsubishi UFJ Financial Group Inc.	2,663,763
48,600	Mitsui & Co., Ltd.	1,014,334
3,000	Mitsui Chemicals Inc.	67,848
46,600	Mitsui Fudosan Co., Ltd.	447,684
44	Mitsui Fudosan Logistics Park Inc.	31,070
23,700	Mitsui Mining & Smelting Co., Ltd.	806,689
5,000	Mitsui OSK Lines Ltd.	176,758

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
800	Miura Co., Ltd.	$16,786
41,100	MIXI Inc.	952,898
43,200	Mizuho Financial Group Inc.	1,184,291
1,100	Money Forward Inc.*	35,093
4,000	MonotaRO Co., Ltd.	82,883
28	Mori Hills REIT Investment Corp., Class A Shares	25,408
1,400	Morinaga & Co., Ltd.	23,232
1,100	Morinaga Milk Industry Co., Ltd.	25,324
21,800	MS&AD Insurance Group Holdings Inc.	517,918
420,950	Murata Manufacturing Co., Ltd.	6,057,098
326,353	Nabtesco Corp.	5,419,937
1,600	Nagase & Co., Ltd.	30,321
3,500	Nagoya Railroad Co., Ltd.	39,510
1,800	Nankai Electric Railway Co., Ltd.	27,189
20,400	NEC Corp.	536,978
7,400	Nexon Co., Ltd.	137,434
83,300	Nextage Co., Ltd.	961,544
41,700	NGK Insulators Ltd.	518,366
1,400	NH Foods Ltd.	49,466
49,900	NHK Spring Co., Ltd.	551,783
700	Nichias Corp.	24,212
4,200	Nichirei Corp.	54,312
17,500	NIDEC Corp.	337,449
1,800	Nifco Inc.	43,037
2,800	Nihon Kohden Corp.	33,456
4,300	Nihon M&A Center Holdings Inc.	21,118
4,400	Nikon Corp.	44,285
17,700	Nintendo Co., Ltd.	1,443,422
50	Nippon Accommodations Fund Inc., Class A Shares	39,933
141	Nippon Building Fund Inc.	128,945
19,000	Nippon Electric Glass Co., Ltd.	454,290
289,470	NIPPON EXPRESS HOLDINGS Inc.	5,357,837
2,400	Nippon Kayaku Co., Ltd.	21,801
16,800	Nippon Paint Holdings Co., Ltd.	126,435
123	Nippon Prologis REIT Inc.	65,880
61,900	Nippon Sanso Holdings Corp.	2,212,234
20,900	Nippon Shinyaku Co., Ltd.	515,095
2,400	Nippon Shokubai Co., Ltd.	27,542
16,200	Nippon Steel Corp.	326,847
480,700	Nippon Telegraph & Telephone Corp.	534,416
300	Nippon Television Holdings Inc.	6,809
6,700	Nippon Yusen KK	243,750
2,600	Nipro Corp.	22,849
2,200	Nissan Chemical Corp.	66,065
38,600	Nissan Motor Co., Ltd.*	97,615
4,300	Nisshin Seifun Group Inc.	51,905
4,200	Nissin Foods Holdings Co., Ltd.	89,367
2,500	Niterra Co., Ltd.	80,906
1,400	Nitori Holdings Co., Ltd.	139,961
106,800	Nitto Denko Corp.	1,943,379
3,200	NOF Corp.	56,531
1,500	NOK Corp.	22,115

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
52,200	Nomura Holdings Inc.	$317,959
84,600	Nomura Real Estate Holdings Inc.	496,252
76	Nomura Real Estate Master Fund Inc.	76,436
56,000	Nomura Research Institute Ltd.	2,188,182
1,200	NS Solutions Corp.	32,059
23,600	NS United Kaiun Kaisha Ltd.	623,431
8,720	NSK Ltd.	39,113
10,100	NTT Data Group Corp.	277,203
10,500	Obayashi Corp.	158,191
300	OBIC Business Consultants Co., Ltd.	17,102
5,300	Obic Co., Ltd.	193,561
4,800	Odakyu Electric Railway Co., Ltd.	53,550
15,500	Oji Holdings Corp.	73,487
1,000	OKUMA Corp.	25,197
696,185	Olympus Corp.	8,909,353
215,045	Omron Corp.	5,600,489
7,600	Ono Pharmaceutical Co., Ltd.	83,120
1,300	Open House Group Co., Ltd.	56,435
500	Oracle Corp. Japan	58,721
600	Organo Corp.	31,938
18,000	Oriental Land Co., Ltd.	400,818
18,100	ORIX Corp.	382,565
55	Orix JREIT Inc.	68,424
6,400	Osaka Gas Co., Ltd.	162,716
4,400	Otsuka Corp.	90,409
7,500	Otsuka Holdings Co., Ltd.	380,956
700	PALTAC Corp.	20,380
6,800	Pan Pacific International Holdings Corp.	223,061
36,600	Panasonic Holdings Corp.	419,608
1,700	Park24 Co., Ltd.	23,748
2,000	PeptiDream Inc.*	24,394
3,556,809	Persol Holdings Co., Ltd.	6,673,686
1,700	Pola Orbis Holdings Inc.	16,141
1,600	Rakus Co., Ltd.	24,667
19,100	Rakuten Bank Ltd.*	989,557
24,100	Rakuten Group Inc.*	132,464
61,900	Recruit Holdings Co., Ltd.	3,741,123
1,700	Relo Group Inc.	20,346
355,800	Renesas Electronics Corp.	4,380,490
4,100	Rengo Co., Ltd.	21,102
814,500	Resona Holdings Inc.	7,132,056
3,200	Resonac Holdings Corp.	69,986
2,400	Resorttrust Inc.	27,269
9,000	Ricoh Co., Ltd.	83,773
1,600	Rinnai Corp.	40,098
4,900	Rohm Co., Ltd.	52,811
139,200	Rohto Pharmaceutical Co., Ltd.	1,970,406
2,200	Rorze Corp.	24,890
4,300	Ryohin Keikaku Co., Ltd.	164,663
145,200	Sankyo Co., Ltd.	2,536,561
1,000	Sankyu Inc.	47,988
3,300	Sanrio Co., Ltd.	143,848

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
72,600	Santen Pharmaceutical Co., Ltd.	$807,552
3,500	Sanwa Holdings Corp.	120,509
1,100	Sapporo Holdings Ltd.	56,075
39,100	Sawai Group Holdings Co., Ltd.	486,367
4,700	SBI Holdings Inc.	143,459
1,100	SBI Sumishin Net Bank Ltd.	35,848
1,500	SCREEN Holdings Co., Ltd.	106,673
2,800	SCSK Corp.	85,020
6,600	Secom Co., Ltd.	240,899
2,500	Sega Sammy Holdings Inc.	47,458
3,100	Seibu Holdings Inc.	81,840
4,500	Seiko Epson Corp.	59,352
2,300	Seino Holdings Co., Ltd.	34,564
7,300	Sekisui Chemical Co., Ltd.	126,484
8,800	Sekisui House Ltd.	199,854
87	Sekisui House REIT Inc.	46,613
238,100	Seven & i Holdings Co., Ltd.	3,602,104
9,900	Seven Bank Ltd.	18,919
7,400	SG Holdings Co., Ltd.	72,294
3,200	Sharp Corp.*	16,464
3,000	SHIFT Inc.*	34,901
3,200	Shikoku Electric Power Co., Inc.	25,910
132,500	Shimadzu Corp.	3,217,506
800	Shimamura Co., Ltd.	55,630
1,400	Shimano Inc.	200,138
9,400	Shimizu Corp.	103,174
168,200	Shin-Etsu Chemical Co., Ltd.	5,365,222
12,500	Shionogi & Co., Ltd.	210,716
1,300	Ship Healthcare Holdings Inc.	16,838
7,300	Shiseido Co., Ltd.	118,263
8,200	Shizuoka Financial Group Inc.	95,368
1,000	SHO-BOND Holdings Co., Ltd.	33,928
3,800	Skylark Holdings Co., Ltd.	84,051
900	SMC Corp.	337,110
2,400	Socionext Inc.	35,228
473,400	SoftBank Corp.	725,384
17,300	SoftBank Group Corp.	896,740
7,200	Sohgo Security Services Co., Ltd.	50,197
3,700	Sojitz Corp.	91,031
16,100	Sompo Holdings Inc.	491,155
268,300	Sony Group Corp.	7,136,899
1,100	Sotetsu Holdings Inc.	16,418
1,200	Square Enix Holdings Co., Ltd.	75,699
1,900	Stanley Electric Co., Ltd.	36,502
9,200	Subaru Corp.	169,459
25,700	Sugi Holdings Co., Ltd.	565,781
7,000	SUMCO Corp.	47,207
1,200	Sumitomo Bakelite Co., Ltd.	32,635
26,600	Sumitomo Chemical Co., Ltd.	63,531
20,000	Sumitomo Corp.	509,770
13,100	Sumitomo Electric Industries Ltd.	271,877
2,500	Sumitomo Forestry Co., Ltd.	72,615

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
1,100	Sumitomo Heavy Industries Ltd.	$23,032
4,500	Sumitomo Metal Mining Co., Ltd.	102,509
62,600	Sumitomo Mitsui Financial Group Inc.	1,588,653
12,200	Sumitomo Mitsui Trust Group Inc.	328,900
6,900	Sumitomo Realty & Development Co., Ltd.	264,967
36,300	Sumitomo Rubber Industries Ltd.	449,409
1,400	Sundrug Co., Ltd.	43,692
2,300	Suntory Beverage & Food Ltd.	74,686
31,200	Suzuken Co., Ltd.	1,152,410
31,000	Suzuki Motor Corp.	395,366
10,100	Sysmex Corp.	170,812
9,000	T&D Holdings Inc.	204,668
25,000	Taiheiyo Cement Corp.	639,229
47,300	Taisei Corp.	2,635,001
2,000	Taiyo Yuden Co., Ltd.	33,291
2,900	Takara Holdings Inc.	25,751
1,000	Takasago Thermal Engineering Co., Ltd.	46,003
5,600	Takashimaya Co., Ltd.	44,666
26,600	Takeda Pharmaceutical Co., Ltd.	799,102
800	TBS Holdings Inc.	25,628
31,000	TDK Corp.	340,202
2,100	TechnoPro Holdings Inc.	57,278
2,500	Teijin Ltd.	19,991
24,100	Terumo Corp.	443,410
2,200	THK Co., Ltd.	59,825
4,100	TIS Inc.	134,804
3,400	Tobu Railway Co., Ltd.	60,129
4,100	Toda Corp.	25,358
1,000	Toei Animation Co., Ltd.	21,723
2,000	Toho Co., Ltd.	105,867
1,600	Toho Gas Co., Ltd.	44,693
113,800	Tohoku Electric Power Co., Inc.	793,499
3,700	Tokai Carbon Co., Ltd.	26,464
32,000	Tokio Marine Holdings Inc.	1,343,452
3,700	Tokyo Century Corp.	39,192
20,500	Tokyo Electric Power Co. Holdings Inc.*	56,266
7,500	Tokyo Electron Ltd.	1,182,510
6,400	Tokyo Gas Co., Ltd.	215,472
1,600	Tokyo Ohka Kogyo Co., Ltd.	41,191
800	Tokyo Seimitsu Co., Ltd.	44,113
85,800	Tokyo Steel Manufacturing Co., Ltd.	915,794
53,800	Tokyo Tatemono Co., Ltd.	955,125
8,300	Tokyu Corp.	100,754
142,000	Tokyu Fudosan Holdings Corp.	1,045,290
1,300	Tomy Co., Ltd.	27,706
3,900	TOPPAN Holdings Inc.	104,406
23,600	Toray Industries Inc.	162,269
900	Toridoll Holdings Corp.	25,929
359,477	Tosoh Corp.	5,306,029
292,252	TOTO Ltd.	7,475,196
2,700	Toyo Seikan Group Holdings Ltd.	53,202
61,200	Toyo Suisan Kaisha Ltd.	4,058,355

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Japan - (continued)
1,500	Toyo Tire Corp.	$30,967
700	Toyoda Gosei Co., Ltd.	13,541
1,100	Toyota Boshoku Corp.	15,636
2,600	Toyota Industries Corp.	324,180
198,400	Toyota Motor Corp.	3,765,011
11,800	Toyota Tsusho Corp.	249,297
21,800	Transcosmos Inc.	509,161
2,200	Trend Micro Inc.	164,543
1,800	TS Tech Co., Ltd.	20,053
1,100	Tsumura & Co.	26,096
600	Tsuruha Holdings Inc.	47,142
1,700	UBE Corp.	26,528
1,000	Ulvac Inc.	34,616
19,800	Unicharm Corp.	157,632
43	United Urban Investment Corp.	45,189
1,500	Ushio Inc.	18,484
6,900	USS Co., Ltd.	75,062
42,300	Valor Holdings Co., Ltd.	715,641
2,011	Welcia Holdings Co., Ltd.	35,733
7,800	West Japan Railway Co.	169,107
700	Workman Co., Ltd.	26,760
5,300	Yakult Honsha Co., Ltd.	107,249
229,800	Yamada Holdings Co., Ltd.	690,424
3,200	Yamaguchi Financial Group Inc.	33,751
7,200	Yamaha Corp.	50,105
15,500	Yamaha Motor Co., Ltd.	118,368
4,600	Yamato Holdings Co., Ltd.	63,751
500	Yamato Kogyo Co., Ltd.	29,531
2,200	Yamazaki Baking Co., Ltd.	49,764
400	Yaoko Co., Ltd.	26,045
4,400	Yaskawa Electric Corp.	102,826
18,700	Yokogawa Electric Corp.	456,970
2,100	Yokohama Rubber Co., Ltd.	52,603
2,000	Zenkoku Hosho Co., Ltd.	44,189
1,600	Zensho Holdings Co., Ltd.	88,002
48,000	Zeon Corp.	482,045
7,500	ZOZO Inc.	81,333
	Total Japan	260,632,298
Luxembourg - 0.3%
8,021	ArcelorMittal SA	245,577
118,866	CVC Capital Partners PLC(c)	2,210,902
2,006	Eurofins Scientific SE	133,849
11,352	Globant SA*	1,113,518
434	RTL Group SA	16,637
94,387	Tenaris SA	1,581,883
	Total Luxembourg	5,302,366
Macau - 0.0%
15,600	MGM China Holdings Ltd.	22,032
42,000	Sands China Ltd.*	81,989
20,800	Wynn Macau Ltd.	13,919
	Total Macau	117,940

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Mexico - 0.4%
3,190	Fresnillo PLC	$50,120
525,000	Grupo Financiero Banorte SAB de CV, Class O Shares	4,656,176
594,823	Grupo Mexico SAB de CV, Class B Shares	3,286,947
	Total Mexico	7,993,243
Netherlands - 3.7%
1,518	Aalberts NV	53,019
358,444	ABN AMRO Bank NV(c)	9,271,879
1,585	Adyen NV*(c)	3,042,918
23,326	Aegon Ltd.	167,122
133,652	Akzo Nobel NV	9,104,263
1,014	Argenx SE*	581,262
4,403	Argenx SE, ADR*	2,524,064
3,933	ASM International NV	2,143,591
16,869	ASML Holding NV	12,535,624
2,712	ASR Nederland NV	173,982
1,433	BE Semiconductor Industries NV	173,508
2,573	CTP NV(c)	48,986
30,330	Euronext NV(c)	4,940,137
1,629	EXOR NV	156,924
7,939	Ferrovial SE	405,015
2,030	Heineken Holding NV	158,163
4,623	Heineken NV	412,571
1,042	IMCD NV	141,449
49,882	ING Groep NV	1,058,628
2,461	JDE Peet's NV	67,697
15,160	Koninklijke Ahold Delhaize NV	639,886
62,859	Koninklijke KPN NV	295,640
13,776	Koninklijke Philips NV	318,787
1,018	Koninklijke Vopak NV	46,666
4,722	NN Group NV	297,247
133,629	Prosus NV*	6,871,143
53,096	QIAGEN NV*	2,395,783
135,681	Randstad NV	5,698,553
30,758	Signify NV	752,647
34,105	Stellantis NV	347,779
13,530	Universal Music Group NV	432,255
24,183	Wolters Kluwer NV	4,292,855
	Total Netherlands	69,550,043
New Zealand - 0.1%
11,489	a2 Milk Co., Ltd.	60,973
39,575	Air New Zealand Ltd.	14,235
29,106	Auckland International Airport Ltd.	131,319
13,445	Contact Energy Ltd.	73,528
9,229	Fisher & Paykel Healthcare Corp., Ltd	202,018
18,829	Fletcher Building Ltd.*	35,269
14,563	Infratil Ltd.	92,132
1,194	Mainfreight Ltd.	50,290
15,102	Mercury NZ Ltd.	53,337
23,488	Meridian Energy Ltd.	77,062
12,378	Ryman Healthcare Ltd.*	15,498
30,230	Spark New Zealand Ltd.	40,289

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
New Zealand - (continued)
2,518	Xero Ltd.*	$299,036
	Total New Zealand	1,144,986
Norway - 0.9%
343	Aker ASA, Class A Shares	20,196
421,397	Aker BP ASA	9,687,003
161,772	Aker Solutions ASA	528,360
17,225	DNB Bank ASA	461,191
239,662	Equinor ASA	5,615,988
2,802	Gjensidige Forsikring ASA	70,936
1,291	Kongsberg Gruppen ASA	227,073
6,943	Mowi ASA	129,649
436,494	MPC Container Ships ASA	686,724
23,431	Norsk Hydro ASA	128,309
12,471	Orkla ASA	141,146
984	Salmar ASA	43,816
9,907	Telenor ASA	152,389
14,878	Var Energi ASA	43,109
973	Vend Marketplaces ASA	32,526
1,739	Vend Marketplaces ASA, Class B Shares	55,202
2,828	Yara International ASA	101,403
	Total Norway	18,125,020
Peru - 0.1%
11,976	Credicorp Ltd.	2,536,637
Philippines - 0.2%
609,743	BDO Unibank Inc.	1,742,873
140,470	SM Investments Corp.	2,102,851
	Total Philippines	3,845,724
Poland - 0.3%
10,677	Allegro.eu SA*(c)	98,320
3,093	Bank Polska Kasa Opieki SA	152,484
9,977	Dino Polska SA*(c)	1,465,507
141,308	InPost SA*	2,324,565
2,435	KGHM Polska Miedz SA	80,044
23	LPP SA	88,678
198	mBank SA*	43,419
10,038	ORLEN SA	197,313
13,918	Powszechna Kasa Oszczednosci Bank Polski SA	280,185
10,188	Powszechny Zaklad Ubezpieczen SA	166,643
564	Santander Bank Polska SA	75,505
	Total Poland	4,972,663
Portugal - 0.4%
143,297	Banco Comercial Portugues SA, Class R Shares	111,862
51,953	EDP SA	208,122
240,952	Galp Energia SGPS SA	3,849,247
85,782	Jeronimo Martins SGPS SA	2,150,158
137,405	NOS SGPS SA	601,145
	Total Portugal	6,920,534
Russia - 0.0%
4,413	Novatek PJSC, Class Registered Shares, GDR*@(b)(e)	88
1,187	Novatek PJSC, GDR*@(b)(e)	24

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Russia - (continued)
978,392	Sberbank of Russia PJSC@(b)(e)	$731
	Total Russia	843
Saudi Arabia - 0.1%
251,380	Saudi National Bank	2,331,176
15,335	United Electronics Co.	354,423
	Total Saudi Arabia	2,685,599
Singapore - 0.8%
564,043	ASMPT Ltd.	3,806,263
4,100	BOC Aviation Ltd.(c)	33,051
54,000	CapitaLand Ascendas REIT	110,979
32,300	CapitaLand Ascott Trust	21,417
86,789	CapitaLand Integrated Commercial Trust	140,666
43,300	CapitaLand Investment Ltd.	84,629
9,100	City Developments Ltd.	34,158
40,900	ComfortDelGro Corp., Ltd	45,071
34,810	DBS Group Holdings Ltd.	1,207,409
41,400	Frasers Logistics & Commercial Trust	25,525
93,700	Genting Singapore Ltd.	50,140
1,100	Jardine Cycle & Carriage Ltd.	20,832
64,157	JOYY Inc., ADR	3,071,837
33,231	Keppel DC REIT	56,440
21,100	Keppel Ltd.	111,121
48,400	Keppel REIT	31,904
23,500	Mapletree Industrial Trust	35,173
51,500	Mapletree Logistics Trust	44,337
806,800	Mapletree Pan Asia Commercial Trust	738,313
48,500	NETLINK NBN TRUST	32,531
28,100	Olam Group Ltd.	19,614
60,200	Oversea-Chinese Banking Corp., Ltd	757,778
14,400	SATS Ltd.	34,512
18,521	Sea Ltd., ADR*	2,970,213
35,865	Seatrium Ltd.	57,027
16,100	Sembcorp Industries Ltd.	82,662
23,000	Singapore Airlines Ltd.	127,180
14,700	Singapore Exchange Ltd.	159,368
27,700	Singapore Technologies Engineering Ltd.	167,991
132,000	Singapore Telecommunications Ltd.	390,963
37,700	Suntec Real Estate Investment Trust	33,036
20,667	United Overseas Bank Ltd.	567,685
8,900	UOL Group Ltd.	39,409
4,500	Venture Corp., Ltd	38,633
35,700	Wilmar International Ltd.	84,440
	Total Singapore	15,232,307
South Africa - 0.1%
9,988	Gold Fields Ltd.	226,083
23,287	Gold Fields Ltd., ADR	535,601
941,927	Growthpoint Properties Ltd.	708,071
57,773	Investec PLC	413,958
3,151	Naspers Ltd., Class N Shares	908,652
	Total South Africa	2,792,365

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - 3.6%
669	Alteogen Inc.*	$159,005
653	Amorepacific Corp.	63,209
217	BGF retail Co., Ltd.	16,099
6,404	Binggrae Co., Ltd.	419,548
2,556	BNK Financial Group Inc.	20,487
2,639	Celltrion Inc.	307,599
464	Celltrion Pharm Inc.*	16,477
1,556	Cheil Worldwide Inc.	20,668
192	CJ CheilJedang Corp.	32,177
340	CJ Corp.	33,550
199	CJ Logistics Corp.	11,559
462	CosmoAM&T Co., Ltd.*	10,878
951	Coway Co., Ltd.	61,107
510	DB Insurance Co., Ltd.	37,106
118	Dongsuh Cos., Inc.	2,212
928	Doosan Bobcat Inc.	31,484
40,902	Doosan Enerbility Co., Ltd.*	1,195,151
853	Ecopro BM Co., Ltd.*	55,010
1,815	Ecopro Co., Ltd.	55,877
751	Ecopro Materials Co., Ltd.*	24,335
380	E-MART Inc.	25,064
246	F&F Co., Ltd.	13,445
1,811	GS Engineering & Construction Corp.	29,695
804	GS Holdings Corp.	25,347
247	GS P&L Co., Ltd.*	5,417
1,045	GS Retail Co., Ltd.	11,591
3,999	Hana Financial Group Inc.	210,479
678	Hanjin Kal Corp.	69,378
1,570	Hankook Tire & Technology Co., Ltd.	43,646
132	Hanmi Pharm Co., Ltd.	29,767
715	Hanmi Science Co., Ltd.	18,329
921	Hanmi Semiconductor Co., Ltd.	53,631
2,894	Hanon Systems*	6,328
567	Hanwha Aerospace Co., Ltd.	333,470
65,946	Hanwha Corp.	3,583,286
9,302	Hanwha Life Insurance Co., Ltd.*	19,887
1,525	Hanwha Ocean Co., Ltd.*	86,124
2,349	Hanwha Solutions Corp.	50,940
36,446	Hanwha Systems Co., Ltd.	1,197,993
774	Hanwha Vision Co., Ltd.*	29,206
701	HD Hyundai Co., Ltd.	56,685
404	HD Hyundai Electric Co., Ltd.	110,891
9,800	HD Hyundai Heavy Industries Co., Ltd.	2,877,062
213	HD Hyundai Marine Solution Co., Ltd.	27,727
375	HD HYUNDAI MIPO	52,531
22,301	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,119,393
661	HL Mando Co., Ltd.	16,041
2,264	HLB Inc.*	89,122
4,819	HMM Co., Ltd.	74,314
520	Hotel Shilla Co., Ltd.*	18,635
19,567	HPSP Co., Ltd.	315,270
325	HYBE Co., Ltd.*	62,585

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
192	Hyundai Autoever Corp.	$19,841
9,115	Hyundai Department Store Co., Ltd.	475,499
26,764	Hyundai Engineering & Construction Co., Ltd.	1,232,741
10,880	Hyundai Glovis Co., Ltd.	893,251
966	Hyundai Marine & Fire Insurance Co., Ltd.*	17,029
1,039	Hyundai Mobis Co., Ltd.	190,313
3,293	Hyundai Motor Co.	412,098
1,743	Hyundai Steel Co.	35,487
385	iM Financial Group Co., Ltd.	3,113
3,442	Industrial Bank of Korea	39,217
20,872	ISC Co., Ltd.	767,856
6,077	Kakao Corp.	187,864
1,210	Kakao Games Corp.*	14,182
3,172	KakaoBank Corp.	54,064
554	Kakaopay Corp.*	15,182
1,709	Kangwon Land Inc.	21,080
5,644	KB Financial Group Inc.	424,197
112	KCC Corp.	24,934
190	KEPCO Plant Service & Engineering Co., Ltd.	5,921
4,131	Kia Corp.	265,815
28,880	Korea Aerospace Industries Ltd.	1,748,014
3,960	Korea Electric Power Corp.	87,066
280	Korea Gas Corp.	8,398
411	Korea Investment Holdings Co., Ltd.	32,135
132	Korea Zinc Co., Ltd.	69,856
2,382	Korean Air Lines Co., Ltd.	38,640
553	Krafton Inc.*	147,519
1,607	KT&G Corp.	139,387
176	Kumho Petrochemical Co., Ltd.	14,722
539	L&F Co., Ltd.*	22,229
831	LG Chem Ltd.	111,759
1,418	LG Corp.	72,884
5,562	LG Display Co., Ltd.*	34,673
2,009	LG Electronics Inc.	102,741
682	LG Energy Solution Ltd.*	140,434
212	LG H&H Co., Ltd.	49,995
180	LG Innotek Co., Ltd.	18,811
3,143	LG Uplus Corp.	29,085
460	Lotte Chemical Corp.	19,883
368	Lotte Shopping Co., Ltd.	21,442
4,930	LS Corp.	564,562
344	LS Electric Co., Ltd.	62,392
52,477	LX INTERNATIONAL Corp.	1,075,085
1,502	Meritz Financial Group Inc.	121,462
4,977	Mirae Asset Securities Co., Ltd.	56,030
968	Misto Holdings Corp.	25,261
2,360	NAVER Corp.	319,948
276	NCSoft Corp.	30,470
451	Netmarble Corp.(c)	16,619
2,677	NH Investment & Securities Co., Ltd.	33,409
66	NongShim Co., Ltd.	20,258
276	Orion Corp.	22,059

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
South Korea - (continued)
5,618	Pan Ocean Co., Ltd.	$15,069
4,941	Park Systems Corp.	872,850
607	Pearl Abyss Corp.*	16,868
1,105	Posco DX Co., Ltd.	17,681
615	POSCO Future M Co., Ltd.*	51,584
1,226	POSCO Holdings Inc.	222,870
744	Posco International Corp.	26,462
478	S-1 Corp.	22,892
1,731	Samsung Biologics Co., Ltd.*(c)	1,292,693
1,505	Samsung C&T Corp.	162,652
188	Samsung Card Co., Ltd.	5,883
131,267	Samsung E&A Co., Ltd.	2,066,982
953	Samsung Electro-Mechanics Co., Ltd.	84,321
13,756	Samsung Electronics Co., Ltd.	459,144
386,244	Samsung Electronics Co., Ltd.	15,717,099
6,561	Samsung Fire & Marine Insurance Co., Ltd.	1,917,194
11,989	Samsung Heavy Industries Co., Ltd.*	146,087
1,212	Samsung Life Insurance Co., Ltd.	86,630
1,017	Samsung SDI Co., Ltd.	123,862
781	Samsung SDS Co., Ltd.	73,515
12,405	Samsung Securities Co., Ltd.	541,379
8,287	Shinhan Financial Group Co., Ltd.	346,290
481	SK Biopharmaceuticals Co., Ltd.*	32,223
416	SK Bioscience Co., Ltd.*	13,538
43,140	SK Hynix Inc.	6,389,626
390	SK IE Technology Co., Ltd.*(c)	6,043
481	SK Inc.	57,005
1,065	SK Innovation Co., Ltd.	69,014
1,723	SK Square Co., Ltd.*	143,255
389	SKC Co., Ltd.*	24,904
5,935	SM Entertainment Co., Ltd.	551,198
841	S-Oil Corp.	33,005
11,903	Woori Financial Group Inc.	166,042
15,928	Youngone Corp.	699,928
99,121	Yuhan Corp.	7,449,030
	Total South Korea	67,498,547
Spain - 1.6%
396	Acciona SA	64,009
3,402	ACS Actividades de Construccion y Servicios SA	223,982
1,189	Aena SME SA	320,404
86,287	Amadeus IT Group SA	7,180,510
98,857	Banco Bilbao Vizcaya Argentaria SA	1,487,648
859,863	Banco de Sabadell SA	2,747,612
256,502	Banco Santander SA	2,055,076
11,722	Bankinter SA	151,356
993,304	CaixaBank SA	8,471,829
9,816	Cellnex Telecom SA(c)	376,666
796	Corp. ACCIONA Energias Renovables SA	17,445
3,430	EDP Renovaveis SA	34,476
5,882	Endesa SA	179,757
4,553	Grifols SA*	49,062
4,065	Grifols SA, Class B Shares*	33,769

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Spain - (continued)
103,807	Iberdrola SA	$1,898,987
26,589	Indra Sistemas SA(a)	1,095,001
17,741	Industria de Diseno Textil SA	961,641
15,945	Logista Integral SA	515,534
13,582	Mapfre SA	51,562
6,070	Merlin Properties Socimi SA	75,159
2,108	Naturgy Energy Group SA	62,344
7,552	Redeia Corp. SA	156,331
19,715	Repsol SA	265,850
74,591	Telefonica SA(a)	400,365
282,543	Unicaja Banco SA	623,155
	Total Spain	29,499,530
Sweden - 2.0%
3,110	AAK AB	86,840
3,335	AddTech AB, Class B Shares	115,315
4,709	Alfa Laval AB	200,359
205,263	Assa Abloy AB, Class B Shares	6,510,559
43,230	Atlas Copco AB, Class A Shares	694,488
25,192	Atlas Copco AB, Class B Shares	359,074
1,634	Axfood AB	47,699
6,978	Beijer Ref AB, Class B Shares	103,653
197,364	Boliden AB*	6,178,881
7,642	Castellum AB	95,000
896,160	Elekta AB, Class B Shares	4,751,082
74,098	Epiroc AB, Class A Shares	1,658,966
7,392	Epiroc AB, Class B Shares	144,660
12,926	EQT AB	378,669
196,822	Essity AB, Class B Shares	5,738,465
2,474	Evolution AB(c)	169,857
9,511	Fastighets AB Balder, Class B Shares*	66,736
3,982	Getinge AB, Class B Shares	76,884
9,673	H & M Hennes & Mauritz AB, Class B Shares	138,595
36,483	Hexagon AB, Class B Shares	367,857
1,350	Holmen AB, Class B Shares	55,941
2,066	Industrivarden AB, Class A Shares	75,290
2,830	Industrivarden AB, Class C Shares	102,813
4,024	Indutrade AB	109,716
2,486	Investment AB Latour, Class B Shares	65,960
8,466	Investor AB, Class A Shares	250,384
29,611	Investor AB, Class B Shares	877,059
1,374	L E Lundbergforetagen AB, Class B Shares	70,203
3,524	Lifco AB, Class B Shares	144,312
30,876	Nibe Industrier AB, Class B Shares	126,576
5,390	Saab AB, Class B Shares	273,023
3,642	Sagax AB, Class B Shares	79,832
963	Sagax AB, Class D Shares	3,366
16,966	Sandvik AB	373,280
9,126	Securitas AB, Class B Shares	135,457
26,250	Skandinaviska Enskilda Banken AB, Class A Shares	440,503
134	Skandinaviska Enskilda Banken AB, Class C Shares	2,304
5,786	Skanska AB, Class B Shares	138,318
5,859	SKF AB, Class B Shares	129,766

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Sweden - (continued)
2,955	Spotify Technology SA*	$1,965,489
3,358	SSAB AB, Class A Shares	20,375
146,733	SSAB AB, Class B Shares(a)	876,823
109,762	Svenska Cellulosa AB SCA, Class B Shares	1,484,989
24,886	Svenska Handelsbanken AB, Class A Shares	333,820
61	Svenska Handelsbanken AB, Class B Shares	1,283
3,604	Sweco AB, Class B Shares	62,903
15,172	Swedbank AB, Class A Shares	412,689
3,076	Swedish Orphan Biovitrum AB*	94,119
9,594	Tele2 AB, Class B Shares	143,850
47,966	Telefonaktiebolaget LM Ericsson, Class B Shares	407,865
43,583	Telia Co. AB	168,889
3,639	Trelleborg AB, Class B Shares	133,412
3,348	Volvo AB, Class A Shares	93,640
26,477	Volvo AB, Class B Shares	739,084
13,221	Volvo Car AB, Class B Shares*	23,999
	Total Sweden	38,300,971
Switzerland - 4.3%
27,180	ABB Ltd., Class Registered Shares	1,538,443
2,750	Adecco Group AG, Class Registered Shares	76,937
39,815	Alcon AG	3,423,101
1,453	Avolta AG	78,221
651	Bachem Holding AG, Class B Shares	41,082
774	Baloise Holding AG, Class Registered Shares	184,379
450	Banque Cantonale Vaudoise, Class Registered Shares	52,212
64	Barry Callebaut AG, Class Registered Shares	65,602
175	Belimo Holding AG, Class Registered Shares	169,730
381	BKW AG	80,294
88	Chocoladefabriken Lindt & Spruengli AG	1,412,043
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	313,363
3,758	Clariant AG, Class Registered Shares*	42,402
3,745	Coca-Cola HBC AG*	195,463
35,816	Compania Financiere Richemont SA, Class Registered Shares	6,776,241
755	DKSH Holding AG	59,196
3,087	DSM-Firmenich AG	345,287
30	Emmi AG, Class Registered Shares	30,554
131	EMS-Chemie Holding AG, Class Registered Shares	99,549
347	Flughafen Zurich AG, Class Registered Shares	96,198
1,789	Galderma Group AG	235,751
4,919	Galenica AG	509,509
571	Geberit AG, Class Registered Shares	426,761
1,503	Georg Fischer AG, Class Registered Shares	120,629
135	Givaudan SA, Class Registered Shares	679,194
950,570	Glencore PLC*	3,652,941
631	Helvetia Holding AG, Class Registered Shares	149,980
9,380	Holcim AG*	1,043,144
241,710	Julius Baer Group Ltd.	15,955,298
876	Kuehne + Nagel International AG, Class Registered Shares	198,019
2,579	Logitech International SA, Class Registered Shares	214,727
1,188	Lonza Group AG, Class Registered Shares	825,303
61,352	Nestle SA, Class Registered Shares	6,536,974
23,200	Novartis AG, ADR	2,685,632

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Switzerland - (continued)
10,551	Novartis AG, Class Registered Shares	$1,224,496
2,351	Partners Group Holding AG	3,169,702
673	PSP Swiss Property AG, Class Registered Shares	118,421
520	Roche Holding AG	177,887
27,733	Roche Holding AG	8,995,498
74,230	Sandoz Group AG	3,785,343
6,335	Schindler Holding AG	2,257,087
357	Schindler Holding AG, Class Registered Shares	122,669
2,564	SGS SA, Class Registered Shares	268,205
4,817	SIG Group AG*	98,652
8,232	Sika AG, Class Registered Shares	2,201,811
4,809	Sonova Holding AG, Class Registered Shares	1,514,089
10,816	STMicroelectronics NV	270,904
1,750	Straumann Holding AG, Class Registered Shares	225,558
547	Swatch Group AG	92,169
546	Swatch Group AG, Class Registered Shares	18,907
475	Swiss Life Holding AG, Class Registered Shares	476,258
1,308	Swiss Prime Site AG, Class Registered Shares	185,961
4,927	Swiss Re AG	874,335
428	Swisscom AG, Class Registered Shares	294,375
1,087	Temenos AG, Class Registered Shares	80,689
171,410	UBS Group AG, Class Registered Shares	5,485,942
431	VAT Group AG(c)	163,962
2,488	Zurich Insurance Group AG	1,752,937
	Total Switzerland	82,170,016
Taiwan - 3.7%
36,000	Accton Technology Corp.	882,560
125,000	Arcadyan Technology Corp.	886,137
5,668	ASPEED Technology Inc.	735,548
109,000	Chicony Electronics Co., Ltd.	609,866
58,286	Chroma ATE Inc.	645,879
162,349	Delta Electronics Inc.	2,002,633
152,157	E Ink Holdings Inc.	1,065,501
10,681	eMemory Technology Inc.	847,391
60,000	International Games System Co., Ltd.	1,669,318
55,000	L&K Engineering Co., Ltd.	456,297
113,000	Powertech Technology Inc.	437,422
163,000	Primax Electronics Ltd.	422,356
128,000	Sercomm Corp.	412,610
210,000	Simplo Technology Co., Ltd.	2,612,778
188,000	T3EX Global Holdings Corp.	498,253
1,359,551	Taiwan Semiconductor Manufacturing Co., Ltd.	43,294,986
44,784	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,657,643
162,000	Tripod Technology Corp.	1,147,063
51,000	United Integrated Services Co., Ltd.	940,099
134,000	WNC Corp.	545,014
133,000	WT Microelectronics Co., Ltd.	546,231
	Total Taiwan	69,315,585
Thailand - 0.1%
1,425,300	Regional Container Lines PCL(b)	1,139,112
14,753,900	Sansiri PCL(b)	601,925

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Thailand - (continued)
142,400	Thai Beverage PCL	$51,902
	Total Thailand	1,792,939
Turkey - 0.1%
114,662	Dogus Otomotiv Servis ve Ticaret AS	508,972
479,313	Mavi Giyim Sanayi Ve Ticaret AS, Class B Shares	374,733
261,427	Torunlar Gayrimenkul Yatirim Ortakligi AS	412,783
	Total Turkey	1,296,488
United Arab Emirates - 0.0%
2,030,605	Talabat Holding PLC	796,010
United Kingdom - 10.6%
15,843	3i Group PLC	872,123
5,046	Admiral Group PLC	228,088
15,546	Airtel Africa PLC(c)	37,000
21,060	Anglo American PLC	628,500
7,270	Ashtead Group PLC	426,072
5,342	Associated British Foods PLC	150,230
25,693	AstraZeneca PLC	3,735,242
69,046	AstraZeneca PLC, ADR	5,028,620
15,789	Auto Trader Group PLC(c)	169,356
47,474	Aviva PLC	392,064
17,600	B&M European Value Retail SA	81,102
51,377	BAE Systems PLC	1,313,746
99,037	Balfour Beatty PLC	667,175
246,248	Barclays PLC	1,092,600
26,193	Barratt Redrow PLC	163,085
9,913	Beazley PLC	126,491
1,771	Berkeley Group Holdings PLC	100,721
272,772	BP PLC	1,325,170
311,873	Bridgepoint Group PLC	1,225,343
34,024	British American Tobacco PLC	1,530,739
14,378	British Land Co. PLC	75,891
104,269	BT Group PLC	252,636
5,679	Bunzl PLC	181,951
6,390	Burberry Group PLC	89,180
4,534,225	Centrica PLC	9,696,587
3,623	Coca-Cola Europacific Partners PLC	333,026
28,995	Compass Group PLC	1,020,531
14,226	Computacenter PLC	501,009
29,757	ConvaTec Group PLC(c)	116,520
19,477	Croda International PLC	807,358
560,313	Currys PLC*	920,469
171,870	Diageo PLC	4,679,843
2,036	Diploma PLC	128,975
123,661	Drax Group PLC	1,103,591
264,169	easyJet PLC	2,057,093
3,801	Endeavour Mining PLC	115,604
11,438	Entain PLC	115,751
68,721	GSK PLC	1,399,825
1,314,719	Haleon PLC	7,334,308
6,693	Halma PLC	262,176
2,836	Hikma Pharmaceuticals PLC	81,997
9,170	Howden Joinery Group PLC	106,356

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
306,731	HSBC Holdings PLC	$3,622,611
172,304	IMI PLC	4,633,611
14,259	Imperial Brands PLC	539,543
57,717	Inchcape PLC	530,408
23,888	Informa PLC	253,822
2,763	InterContinental Hotels Group PLC	316,852
4,512	Intermediate Capital Group PLC	122,586
39,283	International Consolidated Airlines Group SA	173,405
20,730	Intertek Group PLC	1,341,982
33,584	J Sainsbury PLC	129,145
53,879	JD Sports Fashion PLC	61,047
92,060	JET2 PLC	2,314,602
51,550	Keller Group PLC	1,071,311
29,774	Kingfisher PLC	111,401
13,397	Land Securities Group PLC	114,614
2,118,654	Legal & General Group PLC	7,102,947
4,109,767	Lloyds Banking Group PLC	4,290,913
50,944	London Stock Exchange Group PLC	7,741,532
2,251,335	LondonMetric Property PLC	6,119,585
2,592,704	M&G PLC	8,302,772
32,689	Marks & Spencer Group PLC	164,613
23,451	Melrose Industries PLC	148,709
448,870	Mondi PLC	7,294,272
82,852	National Grid PLC	1,172,529
1,485,103	NatWest Group PLC	10,537,169
1,979	Next PLC	343,274
309,651	Patisserie Holdings PLC*(b)(e)	4,172
10,518	Pearson PLC	165,247
446,900	Persimmon PLC	8,029,149
13,431	Phoenix Group Holdings PLC	115,093
38,376	Reckitt Benckiser Group PLC	2,608,513
88,836	RELX PLC	4,790,467
40,528	Rentokil Initial PLC	192,413
11,905	Rightmove PLC	119,570
18,312	Rio Tinto PLC	1,090,511
146,059	Rolls-Royce Holdings PLC	1,713,126
7,646	RS GROUP PLC	58,697
17,348	Sage Group PLC	285,040
14,955	Schroders PLC	71,866
251,000	Segro PLC	2,365,126
4,646	Severn Trent PLC	169,621
104,218	Shell PLC	3,432,917
797,535	Smith & Nephew PLC	11,579,091
5,369	Smiths Group PLC	156,397
185,663	Spectris PLC	5,015,700
14,541	Spirax Group PLC	1,123,632
18,283	SSE PLC	434,691
604,285	St James's Place PLC	9,121,355
843,240	Standard Chartered PLC	13,211,232
66,866	Taylor Wimpey PLC	107,743
114,490	Tesco PLC	598,908
36,786	Unilever PLC	2,332,215

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
41,806	Unilever PLC	$2,662,800
5,655	UNITE Group PLC	65,651
12,079	United Utilities Group PLC	191,040
338,762	Vodafone Group PLC	351,977
4,713	Weir Group PLC	154,660
3,238	Whitbread PLC	126,470
9,962	Willis Towers Watson PLC	3,153,471
13,400	Wise PLC, Class A Shares*	199,119
643,421	WPP PLC	5,196,077
12,330	YuLife Holdings Ltd., Private Placement, Class C Shares*@(b)(e)	151,520
187,209	Zigup PLC	877,792
	Total United Kingdom	201,252,468
United States - 1.7%
29,291	Agilent Technologies Inc.	3,278,249
8,117	BeOne Medicines Ltd., ADR*	1,993,373
6,857	Brookfield Asset Management Ltd., Class A Shares	385,783
8,736	Bruker Corp.	320,611
4,984	Cadence Design Systems Inc.*	1,430,757
572	Canva Inc., Private Placement*@(b)(e)	822,387
122,760	Codere Online Luxembourg SA Private Shares*(b)	888,782
132,783	Coupang Inc., Class A Shares*	3,724,563
35,226	CRH PLC	3,211,202
5,678	Estee Lauder Cos., Inc., Class A Shares	380,085
13,870	GQG Partners Inc.	18,771
152,719	Kenvue Inc.	3,645,403
2,347	Mastercard Inc., Class A Shares	1,374,403
2,122	MSCI Inc., Class A Shares	1,196,851
3,320	S&P Global Inc.	1,702,695
20,700	Samsonite Group SA(c)	38,709
161,012	Sensata Technologies Holding PLC	4,195,973
183,134	Silvaco Group Inc.*(a)	847,910
5,582	Waters Corp.*	1,949,458
	Total United States	31,405,965
Uruguay - 0.5%
3,870	MercadoLibre Inc.*	9,919,932
Vietnam - 0.1%
961,860	Asia Commercial Bank JSC	780,210
170,900	FPT Corp.	765,495
	Total Vietnam	1,545,705
	TOTAL COMMON STOCKS (Cost - $1,334,550,987)	1,756,858,377
EXCHANGE TRADED FUNDS (ETFs) - 3.6%
United States - 3.6%
499,217	iShares Core MSCI Emerging Markets	28,300,612
449,684	iShares MSCI EAFE Value	28,617,890
26,389	Vanguard FTSE All World ex-US Small-Capital	3,369,611
137,162	Vanguard FTSE Developed Markets	7,623,464
	Total United States	67,911,577
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $59,291,104)	67,911,577

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS - 0.4%
Germany - 0.4%
149,408	Dr Ing hc F Porsche AG(c)	$7,205,524
United States - 0.0%
31	Canva Inc., Series A, Private Placement*@(b)(e)	44,570
1	Canva Inc., Series A-3, Private Placement*@(b)(e)	1,438
	Total United States	46,008
	TOTAL PREFERRED STOCKS (Cost - $9,697,929)	7,251,532
RIGHT - 0.0%
South Korea - 0.0%
37	Hanwha Aerospace Co., Ltd.*(b) (Cost - $0)	3,401
WARRANTS - 0.0%
Canada - 0.0%
2,323	Constellation Software Inc.*(e)	–
United States - 0.0%
915	Codere Online Luxembourg SA*	531
	TOTAL WARRANTS (Cost - $0)	531
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,403,540,020)	1,832,025,418

Face Amount†

SHORT-TERM INVESTMENTS - 2.5%
TIME DEPOSITS - 2.3%
216,457	AUD	ANZ National Bank - Hong Kong, 2.570% due 6/2/25	139,539
199		ANZ National Bank - London, 3.680% due 6/2/25	199
		Brown Brothers Harriman - Grand Cayman:
543,624	DKK	0.730% due 6/2/25	82,750
2,460,264	SEK	1.070% due 6/2/25	256,637
1,479,244	NOK	3.230% due 6/2/25	144,941
28,463	ZAR	5.450% due 6/2/25	1,583
14,507	NZD	2.000% due 6/3/25	8,669
		Citibank - London:
3,651,031	EUR	1.080% due 6/2/25	4,145,746
724,908	GBP	3.170% due 6/2/25	976,778
534		Citibank - New York, 3.680% due 6/2/25	534
2,217,424	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.000% due 6/2/25	282,797
152,362	SGD	Hong Kong & Shanghai Bank - Singapore, 0.640% due 6/2/25	118,142
1,101,388		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	1,101,388
		Royal Bank of Canada - Toronto:
650,675	CAD	1.570% due 6/2/25	474,132
14,680,414		3.680% due 6/2/25	14,680,414
		Skandinaviska Enskilda Banken AB - Stockholm:
523,707	CHF	0.000% due 6/2/25	636,493
19,264,988		3.680% due 6/2/25	19,264,988

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - (continued)
TIME DEPOSITS - (continued)
		Sumitomo Mitsui Banking Corp. - Tokyo:
91,070,654	JPY	0.120% due 6/2/25	$632,897
201,777		3.680% due 6/2/25	201,777
		TOTAL TIME DEPOSITS (Cost - $43,150,404)	43,150,404
U.S. GOVERNMENT AGENCY - 0.2%
3,840,000		Federal Home Loan Bank Discount Notes, 4.121% due 6/2/25(f)
		(Cost - $3,840,000)	3,840,000
		TOTAL SHORT-TERM INVESTMENTS (Cost - $46,990,404)	46,990,404

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.6%
MONEY MARKET FUND - 0.6%
11,358,627	Federated Government Obligations Fund, Premier Class, 4.183%(g) (Cost - $11,358,627)	11,358,627
	TOTAL INVESTMENTS - 100.1% (Cost - $1,461,889,051)	1,890,374,449
	Liabilities in Excess of Other Assets - (0.1)%	(995,352)
	TOTAL NET ASSETS - 100.0%	$1,889,379,097

†	Face amount denominated in U.S. dollars, unless otherwise noted. * Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2025, amounts to $10,406,898 and represents 0.55% of net assets.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $44,457,199 and represents 2.35% of net assets.
(d)	Security trades on the Hong Kong exchange.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc., Private Placement	8/16/2021	$397,070	$822,387	0.04%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	44,570	0.00	%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,438	0.00	%*
Novatek PJSC, Class Registered Shares, GDR	3/19/2020	251,081	88	0.00	%*
Novatek PJSC, GDR	4/25/2022	52,881	24	0.00	%*
Sberbank of Russia PJSC	4/6/2017	557,253	731	0.00	%*
Tongcheng Travel Holdings Ltd.	3/28/2025	118,294	1,228,388	0.07%
YuLife Holdings Ltd., Private Placement, Class C Shares	10/11/2022	243,652	151,520	0.01%
			$2,249,146	0.12%

* Position represents less than 0.005%

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (continued)

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financial	22.5%
Industrial	17.1
Consumer Non-cyclical	15.7
Technology	9.9
Consumer Cyclical	8.9
Basic Materials	6.0
Communications	5.8
Energy	4.0
Utilities	3.1
Diversified	0.3
Exchange Traded Funds (ETFs)	3.6
Short-Term Investments	2.5
Money Market Fund	0.6
100.0%

^ As a percentage of total investments.

At May 31, 2025, Destinations International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index June Futures	39	6/25	$4,755,565	$5,078,775	$323,210

At May 31, 2025, Destinations International Equity Fund had deposited cash of $9,292 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
67	$123,682	KE Holdings Inc., Call	MSC	6/20/25	$27.00	$(2,010)
67	123,682	KE Holdings Inc., Call	MSC	6/20/25	28.00	(335)
14	433,510	Thales SA, Call	GSC	8/15/25	290.00	(13,242)
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $40,579)				$(15,587)

Schedules of Investments

May 31, 2025 (unaudited)

Destinations International Equity Fund (concluded)

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	3,295,847	3/20/2026	MSCS	3 Months	1-Month FED + 0.75%	Samsung Electronics Co., Ltd.	$(996,776)
USD	4,719,504	4/1/2026	MSCS	3 Months	1-Month FED + 0.75%	Samsung Electronics Co., Ltd.	(1,668,775)
USD	5,389,627	11/10/2025	MSCS	3 Months	1-Month FED + 0.40%	Investcorp Capital PLC	(1,465,463)
USD	351,289	6/8/2026	MSCS	3 Months	1-Month FED + 0.40%	Alef Education Holding PLC	(94,990)
							$(4,226,004)

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSC	—	Morgan Stanley
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - 26.8%
FHLMC - 6.5%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
$151,924	2.000% due 6/1/36	$138,146
79,216	2.000% due 12/1/40	67,150
509,631	2.000% due 5/1/41	430,556
601,118	2.000% due 12/1/41	505,406
255,807	2.000% due 9/1/50	201,602
453,419	2.000% due 10/1/50	355,739
6,750,096	2.000% due 3/1/51	5,281,794
1,118,658	2.000% due 4/1/51	874,759
436,182	2.000% due 5/1/51	344,896
171,763	2.000% due 8/1/51	134,718
172,760	2.000% due 11/1/51	135,992
682,750	2.000% due 4/1/52	538,725
259,493	2.500% due 5/1/50	214,932
298,209	2.500% due 6/1/50	247,061
1,690,488	2.500% due 7/1/50	1,398,705
453,606	2.500% due 9/1/50	376,037
65,058	2.500% due 10/1/50	54,203
520,004	2.500% due 11/1/50	428,527
158,571	2.500% due 2/1/51	131,885
402,474	2.500% due 3/1/51	329,885
188,758	2.500% due 5/1/51	155,587
258,551	2.500% due 7/1/51	213,024
287,712	2.500% due 10/1/51	236,838
5,411,485	2.500% due 12/1/51	4,427,163
6,973,403	2.500% due 1/1/52	5,759,531
812,489	2.500% due 4/1/52	666,444
520,156	3.000% due 2/1/33	500,208
280,166	3.000% due 5/1/33	270,616
226,655	3.000% due 3/1/35	215,010
398,913	3.000% due 5/1/35	377,922
3,578,597	3.000% due 3/1/42	3,202,950
104,313	3.000% due 1/1/47	91,072
209,805	3.000% due 2/1/47	183,174
4,871,669	3.000% due 4/1/50	4,038,699
181,087	3.000% due 7/1/50	155,701
692,744	3.000% due 8/1/51	595,330
446,637	3.000% due 9/1/51	384,498
539,088	3.000% due 10/1/51	465,058
6,726,043	3.000% due 1/1/52	5,806,548
7,197,865	3.000% due 5/1/52	6,209,211
6,188,869	3.000% due 6/1/52	5,279,737
3,607,223	3.030% due 1/1/50	2,844,646
701,768	3.500% due 8/1/43	646,857
305,391	3.500% due 1/1/48	276,982
324,648	3.500% due 4/1/50	292,961
2,745,260	3.500% due 8/1/52	2,462,314
564,877	4.000% due 10/1/44	529,497
36,900	4.000% due 4/1/47	34,878
716,695	4.000% due 12/1/47	668,769
5,164,372	4.000% due 3/1/49	4,817,627
627,542	4.000% due 4/1/49	583,647
136,206	4.000% due 5/1/49	127,509
454,379	4.000% due 7/1/49	426,604
6,492,113	4.000% due 2/1/51	6,056,972

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FHLMC - (continued)
$1,296,521	4.000% due 8/1/51	$1,208,339
259,753	4.500% due 5/1/48	248,207
157,925	5.000% due 8/1/52	153,467
746,172	5.000% due 10/1/52	723,962
758,652	5.000% due 1/1/53	736,429
278,111	5.000% due 4/1/53	271,115
3,197,790	5.000% due 6/1/53	3,135,662
3,860,700	5.000% due 3/1/54	3,771,741
839,142	5.500% due 12/1/37	851,914
574,733	5.500% due 2/1/53	571,652
6,245,354	5.500% due 5/1/53	6,192,713
3,233,864	5.500% due 9/1/53	3,236,209
325,917	6.000% due 11/1/52	330,044
378,533	6.000% due 12/1/52	383,915
156,547	6.000% due 3/1/53	159,518
3,352,098	6.000% due 8/1/53	3,405,537
3,002,407	6.000% due 4/1/54	3,066,287
1,297,729	6.000% due 6/1/54	1,314,801
1,237,847	6.000% due 8/1/54	1,252,711
	TOTAL FHLMC	102,208,525
FNMA - 17.8%
	Federal National Mortgage Association (FNMA):
982,666	1.500% due 9/1/51	725,787
231,220	1.500% due 10/1/51	170,489
141,242	1.500% due 11/1/51	104,142
797,740	1.500% due 4/1/52	588,210
209,134	2.000% due 5/1/36	189,016
436,826	2.000% due 8/1/36	395,258
281,142	2.000% due 9/1/36	256,498
304,709	2.000% due 9/1/40	268,081
752,316	2.000% due 12/1/40	640,985
346,017	2.000% due 4/1/41	292,474
104,414	2.000% due 5/1/41	88,258
435,956	2.000% due 10/1/41	367,222
13,402,067	2.000% due 6/1/50	10,527,001
10,104,008	2.000% due 8/1/50	7,916,792
1,139,708	2.000% due 9/1/50	898,206
753,338	2.000% due 12/1/50	592,306
3,475,710	2.000% due 2/1/51	2,734,343
5,358,579	2.000% due 3/1/51	4,188,553
2,720,085	2.000% due 4/1/51	2,125,924
12,602,336	2.000% due 5/1/51	9,888,821
131,385	2.000% due 7/1/51	102,881
225,065	2.250% due 4/1/33	192,052
57,340	2.500% due 6/1/30	55,393
5,404,234	2.500% due 2/1/47	4,539,762
281,598	2.500% due 4/1/50	232,512
275,112	2.500% due 6/1/50	227,130
280,162	2.500% due 7/1/50	231,639
471,498	2.500% due 9/1/50	388,292
4,628,598	2.500% due 10/1/50	3,838,692
8,973,428	2.500% due 11/1/50	7,360,779
272,045	2.500% due 1/1/51	224,856
976,424	2.500% due 2/1/51	802,172
4,635,211	2.500% due 5/1/51	3,827,878
387,524	2.500% due 7/1/51	319,426

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - (continued)
$9,705,698	2.500% due 8/1/51	$7,946,460
240,545	2.500% due 9/1/51	197,808
7,360,274	2.500% due 10/1/51	6,026,281
7,209,129	2.500% due 11/1/51	5,911,841
5,960,218	2.500% due 12/1/51	4,875,381
437,780	2.500% due 1/1/52	360,986
298,228	2.500% due 3/1/52	245,243
19,000	2.500% due 6/1/55(a)	15,472
599,082	2.500% due 1/1/57	488,313
220,023	3.000% due 2/1/30	214,618
137,871	3.000% due 10/1/30	134,096
322,400	3.000% due 1/1/31	313,532
820,421	3.000% due 11/1/36	770,071
3,069,059	3.000% due 3/1/43	2,730,552
5,542,940	3.000% due 6/1/43	4,928,117
102,034	3.000% due 11/1/48	88,500
3,597,560	3.000% due 11/1/49	3,095,513
47,677	3.000% due 12/1/49	41,024
192,792	3.000% due 2/1/50	167,582
778,239	3.000% due 8/1/50	667,593
330,940	3.000% due 10/1/50	282,660
2,138,672	3.000% due 11/1/50	1,866,517
457,841	3.000% due 12/1/50	391,120
366,954	3.000% due 5/1/51	320,610
83,873	3.000% due 6/1/51	72,079
688,553	3.000% due 7/1/51	590,667
905,491	3.000% due 8/1/51	777,439
707,602	3.000% due 9/1/51	610,062
1,115,257	3.000% due 10/1/51	957,439
1,069,527	3.000% due 11/1/51	915,765
550,165	3.000% due 12/1/51	472,387
267,521	3.000% due 1/1/52	229,224
5,948,126	3.000% due 2/1/52	5,070,273
293,351	3.000% due 4/1/52	251,995
407,433	3.000% due 5/1/52	349,974
3,579,402	3.000% due 4/1/53	3,077,109
157,266	3.500% due 7/1/32	154,313
490,956	3.500% due 3/1/33	480,887
332,882	3.500% due 7/1/37	319,492
574,466	3.500% due 8/1/43	525,279
560,914	3.500% due 3/1/46	509,816
573,903	3.500% due 5/1/47	524,745
708,280	3.500% due 11/1/47	640,863
719,480	3.500% due 2/1/48	654,391
359,351	3.500% due 7/1/50	322,087
147,956	3.500% due 9/1/50	133,652
553,200	3.500% due 1/1/51	496,164
1,216,532	3.500% due 2/1/51	1,091,105
6,280,511	3.500% due 7/1/51	5,615,472
606,609	3.500% due 4/1/52	543,946
886,741	3.500% due 10/1/56	784,291
175,342	3.500% due 2/1/57	155,083
225,404	4.000% due 8/1/38	222,594
381,285	4.000% due 11/1/38	374,079
78,585	4.000% due 3/1/46	73,988
498,174	4.000% due 3/1/47	465,138

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA - (continued)
$48,338	4.000% due 12/1/47	$45,219
68,737	4.000% due 2/1/48	64,129
732,352	4.000% due 6/1/48	681,870
971,972	4.000% due 10/1/48	907,146
100,751	4.000% due 1/1/49	95,045
2,008,042	4.000% due 3/1/49	1,872,330
805,462	4.000% due 4/1/49	744,124
131,412	4.000% due 5/1/49	122,726
33,933	4.000% due 8/1/49	31,948
1,626,070	4.000% due 11/1/49	1,516,806
550,940	4.000% due 4/1/50	514,597
8,246,179	4.000% due 5/1/51	7,692,354
350,198	4.000% due 8/1/51	327,853
409,571	4.000% due 6/1/52	377,726
793,797	4.390% due 4/1/29	796,386
293,334	4.500% due 12/1/37	290,229
186,956	4.500% due 5/1/48	179,302
192,072	4.500% due 6/1/48	183,828
3,168,540	4.500% due 10/1/50	3,037,190
1,082,037	4.500% due 6/1/52	1,022,652
3,496,667	4.500% due 7/1/52	3,304,758
748,210	4.500% due 3/1/53	706,357
2,545,000	4.500% due 6/1/55(a)	2,400,068
120,000	4.750% due 4/1/28	121,388
545,680	5.000% due 7/1/52	530,278
15,891,524	5.000% due 9/1/52	15,422,250
820,159	5.000% due 10/1/52	795,617
126,350	5.000% due 11/1/52	122,698
1,618,250	5.000% due 12/1/52	1,573,113
75,780	5.000% due 3/1/53	73,467
7,933,155	5.000% due 4/1/53	7,698,558
8,725,000	5.000% due 6/1/55(a)	8,444,545
585,000	5.065% due 12/1/28	598,823
270,789	5.500% due 4/1/38	274,902
373,550	5.500% due 10/1/52	371,988
1,103,262	5.500% due 11/1/52	1,097,816
1,261,874	5.500% due 12/1/52	1,253,497
5,440,502	5.500% due 1/1/53	5,402,296
5,204,688	5.500% due 2/1/53	5,166,147
676,205	5.500% due 6/1/53	671,194
6,799,892	5.500% due 7/1/53	6,817,693
6,169,295	5.500% due 11/1/54	6,175,718
3,526,000	5.500% due 6/1/55(a)	3,490,428
397,640	6.000% due 5/1/53	405,432
9,526,476	6.000% due 6/1/54	9,696,210
422,889	6.000% due 9/1/54	428,258
39,070,000	6.000% due 6/1/55(a)	39,451,380
1,025,000	7.000% due 6/1/55(a)	1,069,785
	TOTAL FNMA	278,911,642
GNMA - 2.5%
	Government National Mortgage Association (GNMA):
2,980,000	2.000% due 6/1/55(a)	2,393,153
3,170,000	2.500% due 6/1/55(a)	2,655,206
2,820,000	3.000% due 6/1/55(a)	2,456,371
3,670,000	4.500% due 6/1/55(a)	3,461,909
1,705,000	5.000% due 6/1/55(a)	1,653,842

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES - (continued)
GNMA - (continued)
$3,635,000	5.500% due 6/1/55(a)	$3,608,731
525,000	6.000% due 6/1/55(a)	530,005
	Government National Mortgage Association (GNMA) II:
585,236	2.000% due 10/20/50	470,253
1,303,802	2.000% due 12/20/50	1,047,639
558,488	2.500% due 11/20/49	470,790
437,501	2.500% due 3/20/51	366,699
3,524,598	2.500% due 10/20/51	2,934,976
165,430	3.000% due 4/20/31	160,905
431,949	3.000% due 6/20/50	375,847
80,423	3.000% due 12/20/50	70,215
728,464	3.000% due 9/20/51	635,041
419,646	3.000% due 12/20/52	365,902
98,987	3.500% due 8/20/42	90,715
371,789	3.500% due 10/20/43	340,217
66,423	3.500% due 12/20/43	60,577
297,529	3.500% due 3/20/44	271,928
13,311	3.500% due 7/20/44	12,146
329,306	3.500% due 6/20/46	297,601
277,497	3.500% due 2/20/49	250,151
201,667	3.500% due 6/20/49	180,115
492,152	3.500% due 11/20/49	438,962
430,505	3.500% due 6/20/50	385,248
554,200	3.500% due 9/20/50	494,726
461,958	3.500% due 2/20/51	412,350
2,612,305	3.500% due 10/20/51	2,334,638
3,897,534	3.500% due 2/20/52	3,481,106
749,426	3.500% due 1/20/53	668,473
414,572	4.000% due 10/20/44	388,069
274,302	4.000% due 2/20/45	256,771
188,864	4.000% due 10/20/45	177,723
235,406	4.000% due 2/20/47	218,529
490,849	4.000% due 10/20/48	454,252
402,304	4.000% due 3/20/49	372,153
1,117,945	4.000% due 2/20/52	1,029,718
532,895	4.500% due 2/20/40	521,479
180,346	4.500% due 7/20/49	172,234
184,957	4.500% due 8/20/49	175,963
262,631	4.500% due 8/20/52	249,369
244,720	4.500% due 9/20/52	232,363
1,097,515	4.500% due 10/20/52	1,042,096
238,969	5.000% due 5/20/40	238,889
189,612	5.000% due 6/20/40	190,127
74,308	5.000% due 7/20/40	74,327
	TOTAL GNMA	39,170,499
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $452,891,646)	420,290,666
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 25.5%
U.S. GOVERNMENT OBLIGATIONS - 25.5%
	U.S. Treasury Bonds:
3,565,000	2.000% due 11/15/41	2,402,615
1,555,000	3.250% due 5/15/42	1,261,372
5,735,000	3.375% due 8/15/42	4,720,846
33,950,000	3.875% due 2/15/43	29,820,301
6,715,000	3.625% due 2/15/44	5,634,567
12,905,000	3.375% due 5/15/44	10,396,087

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - (continued)
U.S. GOVERNMENT OBLIGATIONS - (continued)
$980,000	4.625% due 5/15/44	$943,480
6,380,000	4.125% due 8/15/44	5,733,277
3,155,000	4.625% due 11/15/44	3,030,279
2,470,000	2.500% due 2/15/45	1,699,476
4,065,000	2.250% due 8/15/46	2,601,124
8,500,000	3.000% due 2/15/48	6,173,457
9,545,000	3.125% due 5/15/48	7,079,705
5,110,000	3.375% due 11/15/48	3,951,667
47,114,000	1.250% due 5/15/50	22,009,232
38,550,000	1.375% due 8/15/50	18,491,953
8,000,000	1.625% due 11/15/50	4,107,500
29,315,000	2.375% due 5/15/51	18,137,511
12,330,000	1.875% due 11/15/51	6,680,355
7,170,000	3.000% due 8/15/52	5,055,690
2,801,600	4.000% due 11/15/52	2,397,666
5,797,000	3.625% due 5/15/53	4,624,693
9,490,000	4.125% due 8/15/53	8,297,448
10,480,000	4.250% due 8/15/54	9,371,412
1,565,000	4.500% due 11/15/54	1,460,830
6,190,000	4.625% due 2/15/55	5,903,712
	U.S. Treasury Inflation Indexed Bonds:
4,847,848	0.750% due 2/15/42	3,714,665
2,112,017	0.750% due 2/15/45	1,525,316
2,127,274	0.250% due 2/15/50	1,211,905
3,365,920	U.S. Treasury Inflation Indexed Notes, 1.750% due 1/15/34	3,307,589
	U.S. Treasury Notes:
28,800,000	0.750% due 3/31/26	28,000,800
4,650,000	0.750% due 5/31/26	4,496,368
6,800,000	0.875% due 9/30/26	6,523,484
18,255,000	4.250% due 12/31/26	18,324,169
615,000	3.750% due 4/30/27	613,102
6,123,000	0.625% due 11/30/27	5,653,969
12,000,000	0.750% due 1/31/28	11,058,750
2,355,000	3.750% due 4/15/28	2,347,457
27,090,000	2.375% due 3/31/29	25,616,981
13,840,000	4.250% due 6/30/29	14,007,053
6,015,000	4.125% due 11/30/29	6,060,347
8,890,000	4.375% due 12/31/29	9,045,575
4,465,000	3.875% due 4/30/30	4,447,210
18,000,000	0.875% due 11/15/30	15,247,266
18,915,000	4.500% due 12/31/31	19,301,428
27,135,000	4.250% due 11/15/34	26,867,890
	TOTAL U.S. GOVERNMENT OBLIGATIONS	399,357,579
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
	(Cost - $440,837,329)	399,357,579
CORPORATE BONDS & NOTES - 18.1%
Basic Materials - 0.3%
200,000	AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	189,121
86,000	ArcelorMittal SA, Senior Unsecured Notes, 6.000% due 6/17/34	88,740
200,000	Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(b)	203,052
40,000	Arsenal AIC Parent LLC, Senior Secured Notes, 8.000% due 10/1/30(b)	42,005
100,000	Avient Corp., Senior Unsecured Notes, 6.250% due 11/1/31(b)	100,140
	BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
110,000	5.125% due 2/21/32	111,226
245,000	4.900% due 2/28/33	242,937
25,000	5.250% due 9/8/33	25,209

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Basic Materials - (continued)
$400,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	$320,826
	Celanese US Holdings LLC, Company Guaranteed Notes:
45,000	6.500% due 4/15/30	45,356
45,000	6.750% due 4/15/33	43,796
65,000	Cleveland-Cliffs Inc., Company Guaranteed Notes, 6.875% due 11/1/29(b)	60,435
200,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 5.125% due 2/2/33	191,383
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	164,381
214,000	EIDP Inc., Senior Unsecured Notes, 5.125% due 5/15/32	215,989
	Glencore Funding LLC, Company Guaranteed Notes:
840,000	5.371% due 4/4/29(b)	855,452
50,000	6.375% due 10/6/30(b)	53,032
145,000	2.850% due 4/27/31(b)	128,519
80,000	6.500% due 10/6/33(b)	85,556
360,000	5.634% due 4/4/34(b)	362,077
150,000	5.673% due 4/1/35(b)	150,404
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	205,380
105,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(b)	105,346
25,000	Mativ Holdings Inc., Company Guaranteed Notes, 8.000% due 10/1/29(b)	21,328
156,000	Newmont Corp./Newcrest Finance Pty Ltd., Company Guaranteed Notes, 5.350% due 3/15/34	157,535
35,000	Novelis Corp., Company Guaranteed Notes, 6.875% due 1/30/30(b)	36,093
200,000	OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	201,778
35,000	Olin Corp., Senior Unsecured Notes, 6.625% due 4/1/33(b)	33,501
300,000	Rio Tinto Alcan Inc., Senior Unsecured Notes, 6.125% due 12/15/33	320,956
	Rio Tinto Finance USA PLC, Company Guaranteed Notes:
95,000	5.000% due 3/14/32	95,378
91,000	5.750% due 3/14/55	88,473
265,000	5.875% due 3/14/65	258,015
345,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.300% due 5/15/30	308,015
90,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.400% due 6/28/54	86,038
50,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(b)	44,056
	Total Basic Materials	5,641,528
Communications - 1.6%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(b)	190,327
	Alphabet Inc., Senior Unsecured Notes:
230,000	4.000% due 5/15/30	227,649
495,000	5.300% due 5/15/65	473,961
	AT&T Inc., Senior Unsecured Notes:
970,000	1.650% due 2/1/28	902,737
2,308,000	2.250% due 2/1/32	1,958,177
3,495,000	2.550% due 12/1/33	2,874,469
320,000	6.050% due 8/15/56	320,653
92,000	Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes, 6.875% (5-Year CMT Index + 2.390%) due 9/15/55(c)	92,595
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
115,000	5.125% due 5/1/27(b)	113,814
210,000	4.750% due 3/1/30(b)	200,464
95,000	4.750% due 2/1/32(b)	87,944
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
320,000	4.200% due 3/15/28	315,967
180,000	2.800% due 4/1/31	158,049
260,000	6.550% due 6/1/34	272,004
3,965,000	6.384% due 10/23/35	4,070,583
126,000	3.500% due 3/1/42	87,141
310,000	4.800% due 3/1/50	239,711

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - (continued)
$80,000	4.400% due 12/1/61	$53,892
	Cisco Systems Inc., Senior Unsecured Notes:
205,000	4.950% due 2/26/31	209,110
60,000	5.350% due 2/26/64	56,200
25,000	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(b)	22,101
40,000	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 7.875% due 4/1/30(b)	40,526
	Comcast Corp., Company Guaranteed Notes:
735,000	3.750% due 4/1/40	595,117
375,000	2.887% due 11/1/51	222,527
	CommScope LLC, Senior Secured Notes:
27,000	4.750% due 9/1/29(b)	25,853
40,000	9.500% due 12/15/31(b)	41,577
45,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(b)	43,487
90,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(b)	90,906
	Cox Communications Inc., Company Guaranteed Notes:
80,000	5.450% due 9/1/34(b)	77,841
205,000	5.950% due 9/1/54(b)	185,665
335,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(b)	289,317
200,000	CSC Holdings LLC, Company Guaranteed Notes, 6.500% due 2/1/29(b)	159,570
	Digicel Group Holdings Ltd., Senior Secured Notes:
28,105	zero coupon, due 12/31/30(b)	1,214
81,344	zero coupon, due 12/31/30(b)(d)	501
95,000	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(b)	93,509
435,000	Discovery Communications LLC, Company Guaranteed Notes, 3.625% due 5/15/30	384,694
75,000	DISH DBS Corp., Company Guaranteed Notes, 5.125% due 6/1/29	49,308
110,000	DISH DBS Corp., Senior Secured Notes, 5.750% due 12/1/28(b)	93,090
85,000	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29	85,417
60,000	Embarq LLC, Senior Unsecured Notes, 7.995% due 6/1/36	28,200
343,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	335,926
135,000	GCI LLC, Company Guaranteed Notes, 4.750% due 10/15/28(b)	126,969
50,000	Gray Media Inc., Senior Secured Notes, 10.500% due 7/15/29(b)	53,176
50,000	Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(b)	49,169
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(b)	32,827
65,000	Level 3 Financing Inc., Secured Notes, 4.500% due 4/1/30(b)	57,166
100,000	Level 3 Financing Inc., Senior Secured Notes, 10.500% due 4/15/29(b)	112,500
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(b)	148,609
	McGraw-Hill Education Inc., Senior Secured Notes:
60,000	5.750% due 8/1/28(b)	59,267
20,000	7.375% due 9/1/31(b)	20,578
265,000	Meta Platforms Inc., Senior Unsecured Notes, 5.600% due 5/15/53	259,201
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	179,507
	Netflix Inc., Senior Unsecured Notes:
119,000	5.375% due 11/15/29(b)	123,315
100,000	5.400% due 8/15/54	96,235
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes, 7.375% due 2/15/31(b)	58,083
18,000	Paramount Global, Senior Unsecured Notes: 4.950% due 1/15/31	17,428
160,000	6.875% due 4/30/36	162,641
220,000	4.375% due 3/15/43	160,412
230,000	5.850% due 9/1/43	197,048
20,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Secured Notes, 4.500% due 9/15/26(b)	17,152
125,000	Sirius XM Radio LLC, Company Guaranteed Notes, 5.500% due 7/1/29(b)	122,956
	T-Mobile USA Inc., Company Guaranteed Notes:
295,000	3.875% due 4/15/30	284,459
2,001,000	2.875% due 2/15/31	1,800,764
135,000	5.125% due 5/15/32	136,173

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Communications - (continued)
$90,000	5.050% due 7/15/33	$89,233
20,000	5.750% due 1/15/34	20,739
235,000	4.700% due 1/15/35	224,581
394,000	5.500% due 1/15/55	364,211
305,000	Uber Technologies Inc., Senior Unsecured Notes, 4.800% due 9/15/34	294,317
	Univision Communications Inc., Senior Secured Notes:
75,000	4.500% due 5/1/29(b)	66,575
25,000	8.500% due 7/31/31(b)	24,004
194,000	VeriSign Inc., Senior Unsecured Notes, 5.250% due 6/1/32	195,532
3,376,000	Verizon Communications Inc., Senior Unsecured Notes, 1.750% due 1/20/31	2,878,139
155,000	Videotron Ltd., Company Guaranteed Notes, 5.700% due 1/15/35(b)	152,867
50,000	Wayfair LLC, Senior Secured Notes, 7.250% due 10/31/29(b)	48,697
65,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(b)	67,648
	Total Communications	24,473,971
Consumer Cyclical - 0.7%
90,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(b)	90,211
65,000	Acushnet Co., Company Guaranteed Notes, 7.375% due 10/15/28(b)	67,353
30,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(b)	23,445
60,000	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(b)	62,167
60,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	54,545
60,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(b)	56,254
131,000	AutoNation Inc., Senior Unsecured Notes, 5.890% due 3/15/35	130,276
	AutoZone Inc., Senior Unsecured Notes:
156,000	5.125% due 6/15/30	158,465
150,000	6.550% due 11/1/33	163,029
40,000	5.400% due 7/15/34	40,307
155,000	Caesars Entertainment Inc., Company Guaranteed Notes, 6.000% due 10/15/32(b)	148,690
54,000	Carnival Corp., Company Guaranteed Notes, 6.125% due 2/15/33(b)	54,133
	Carvana Co., Senior Secured Notes:
38,411	9.000% due 12/1/28(b)(e)	39,467
55,000	9.000% due 6/1/30(b)(e)	57,999
140,000	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 5/15/28(b)	142,641
50,000	Cougar JV Subsidiary LLC, Senior Unsecured Notes, 8.000% due 5/15/32(b)	52,519
45,000	Dana Inc., Senior Unsecured Notes, 5.375% due 11/15/27	44,850
55,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(b)	53,749
45,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(b)	34,586
25,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(b)	22,704
40,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(b)	38,267
70,000	Gates Corp., Company Guaranteed Notes, 6.875% due 7/1/29(b)	71,733
145,000	Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	146,296
55,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	51,320
70,000	Group 1 Automotive Inc., Company Guaranteed Notes, 6.375% due 1/15/30(b)	71,287
259,000	Hyundai Capital America, Senior Unsecured Notes, 5.300% due 1/8/29(b)	261,068
80,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(b)	79,473
40,000	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(b)	39,567
90,000	Las Vegas Sands Corp., Senior Unsecured Notes, 6.000% due 6/14/30	90,975
105,000	Life Time Inc., Senior Secured Notes, 6.000% due 11/15/31(b)	105,235
65,000	Light & Wonder International Inc., Company Guaranteed Notes, 7.250% due 11/15/29(b)	66,875
80,000	Lowe's Cos., Inc., Senior Unsecured Notes, 5.625% due 4/15/53	75,018
290,000	Marriott International Inc., Senior Unsecured Notes, 5.350% due 3/15/35	286,076
80,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(b)	75,310
154,000	McDonald's Corp., Senior Unsecured Notes, 5.450% due 8/14/53	145,491
92,000	Meritage Homes Corp., Company Guaranteed Notes, 5.650% due 3/15/35	89,833

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Cyclical - (continued)
$200,000	Merlin Entertainments Group US Holdings Inc., Senior Secured Notes, 7.375% due 2/15/31(b)	$182,482
45,000	Michaels Cos., Inc., Senior Secured Notes, 5.250% due 5/1/28(b)	30,676
100,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(b)	95,820
13,000	NCL Corp., Ltd., Company Guaranteed Notes, 5.875% due 3/15/26(b)	13,008
	NCL Corp., Ltd., Senior Unsecured Notes:
15,000	6.250% due 3/1/30(b)	14,839
35,000	6.750% due 2/1/32(b)	35,007
130,000	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(b)	128,504
	O'Reilly Automotive Inc., Senior Unsecured Notes:
70,000	5.750% due 11/20/26	71,186
139,000	4.700% due 6/15/32	136,001
204,000	5.000% due 8/19/34	199,115
55,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(b)	49,126
250,000	PetSmart Inc./PetSmart Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/29(b)	243,369
30,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(b)	19,875
35,000	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(b)	35,887
145,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Senior Secured Notes, 6.625% due 2/1/33(b)	143,046
184,000	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.375% due 7/15/27(b)	184,167
	Sabre GLBL Inc., Senior Secured Notes:
28,000	8.625% due 6/1/27(b)	28,792
37,000	10.750% due 11/15/29(b)	37,740
45,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(b)	42,659
140,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 7.250% due 5/15/31(b)	143,054
60,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., Company Guaranteed Notes, 5.250% due 7/15/29	58,253
60,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(b)	57,314
60,000	Staples Inc., Senior Secured Notes, 10.750% due 9/1/29(b)	54,317
160,000	Starbucks Corp., Senior Unsecured Notes, 4.800% due 5/15/30	160,521
20,000	Starz Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(b)	16,160
55,000	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(b)	55,075
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(b)	60,546
20,000	SWF Holdings I Corp., Senior Unsecured Notes, 6.500% due 10/1/29(b)	7,803
	Tapestry Inc., Senior Unsecured Notes:
200,000	5.100% due 3/11/30	199,951
280,000	5.500% due 3/11/35	274,645
1,072,917	United Airlines 2016-2 Class B Pass-Through Trust, Pass Thru Certificates, 3.650% due 10/7/25	1,062,536
45,000	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(b)	46,098
85,000	Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes, 8.750% due 9/15/29(b)	86,792
145,000	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(b)	144,928
60,000	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(b)	61,987
15,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 4.800% due 11/18/44	13,852
	Warnermedia Holdings Inc., Company Guaranteed Notes:
1,845,000	4.279% due 3/15/32	1,565,610
450,000	5.050% due 3/15/42	323,697
745,000	5.141% due 3/15/52	482,952
770,000	5.391% due 3/15/62	495,674
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(b)	149,984
	Total Consumer Cyclical.	10,404,262

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - 1.7%
	AbbVie Inc., Senior Unsecured Notes:
$205,000	4.950% due 3/15/31	$208,327
50,000	5.200% due 3/15/35	50,222
160,000	5.500% due 3/15/64	151,763
240,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(b)	210,087
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.100% due 2/2/31	168,288
35,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(b)	32,344
165,000	Agilent Technologies Inc., Senior Unsecured Notes, 4.750% due 9/9/34	159,209
490,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(b)	477,006
140,000	Allied Universal Holdco LLC, Senior Secured Notes, 7.875% due 2/15/31(b)	145,092
230,000	Amgen Inc., Senior Unsecured Notes, 5.750% due 3/2/63	217,443
76,000	Avery Dennison Corp., Senior Unsecured Notes, 5.750% due 3/15/33	77,830
179,000	Bacardi Ltd./Bacardi-Martini BV, Senior Unsecured Notes, 5.400% due 6/15/33(b)	174,440
385,000	Bacardi-Martini BV, Senior Unsecured Notes, 6.000% due 2/1/35(b)	385,579
	BAT Capital Corp., Company Guaranteed Notes:
160,000	5.834% due 2/20/31	166,703
499,000	5.625% due 8/15/35	499,971
187,000	4.540% due 8/15/47	147,619
170,000	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(b)	175,756
20,000	Bausch Health Americas Inc., Company Guaranteed Notes, 8.500% due 1/31/27(b)	18,850
35,000	Bausch Health Cos., Inc., Company Guaranteed Notes, 5.250% due 1/30/30(b)	19,866
60,000	Bausch Health Cos., Inc., Senior Secured Notes, 4.875% due 6/1/28(b)	48,975
	Biogen Inc., Senior Unsecured Notes:
315,000	5.050% due 1/15/31	316,582
265,000	5.750% due 5/15/35	266,784
182,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.650% due 9/17/34	175,026
72,000	Campbell's Co., Senior Unsecured Notes, 5.400% due 3/21/34	71,811
	Cardinal Health Inc., Senior Unsecured Notes:
520,000	5.000% due 11/15/29	525,891
340,000	4.900% due 9/15/45	290,534
470,000	Cencora Inc., Senior Unsecured Notes, 4.850% due 12/15/29	473,616
300,000	Cencosud SA, Company Guaranteed Notes, 4.375% due 7/17/27	295,539
	Centene Corp., Senior Unsecured Notes:
340,000	3.000% due 10/15/30	299,090
105,000	2.500% due 3/1/31	89,153
850,000	2.625% due 8/1/31	719,964
35,000	CHS/Community Health Systems Inc., Secured Notes, 6.875% due 4/15/29(b)	29,253
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(b)	67,255
70,000	4.750% due 2/15/31(b)	59,917
55,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(b)	50,871
	Conagra Brands Inc., Senior Unsecured Notes:
460,000	5.300% due 10/1/26	463,435
370,000	4.850% due 11/1/28	371,591
320,000	Constellation Brands Inc., Senior Unsecured Notes, 4.800% due 5/1/30	319,702
185,000	CSL Finance PLC, Company Guaranteed Notes, 4.250% due 4/27/32(b)	177,918
	CVS Health Corp., Senior Unsecured Notes:
135,000	3.250% due 8/15/29	126,825
50,000	3.750% due 4/1/30	47,315
265,000	1.875% due 2/28/31	222,647
220,000	2.125% due 9/15/31	184,193
55,000	Dcli Bidco LLC, 2nd Mortgage Notes, 7.750% due 11/15/29(b)	55,422
160,000	Element Fleet Management Corp., Senior Unsecured Notes, 5.037% due 3/25/30(b)	159,261
298,000	Elevance Health Inc., Senior Unsecured Notes, 5.125% due 2/15/53	259,009
195,000	Eli Lilly & Co., Senior Unsecured Notes, 5.500% due 2/12/55	190,749
160,900	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	161,302
154,000	Flowers Foods Inc., Senior Unsecured Notes, 5.750% due 3/15/35	155,276

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - (continued)
$115,000	Garda World Security Corp., Senior Secured Notes, 4.625% due 2/15/27(b)	$113,518
85,000	Garda World Security Corp., Senior Unsecured Notes, 6.000% due 6/1/29(b)	80,843
225,000	GE HealthCare Technologies Inc., Senior Unsecured Notes, 5.905% due 11/22/32	236,217
	Gilead Sciences Inc., Senior Unsecured Notes:
395,000	4.800% due 11/15/29	400,495
115,000	5.250% due 10/15/33	117,098
305,000	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/27	299,905
50,000	Herc Holdings Escrow Inc., Senior Unsecured Notes, 7.000% due 6/15/30(b)	51,511
	Humana Inc., Senior Unsecured Notes:
30,000	5.375% due 4/15/31	30,192
345,000	5.550% due 5/1/35	338,848
200,000	Icon Investments Six DAC, Senior Secured Notes, 5.809% due 5/8/27	203,290
97,000	IQVIA Inc., Senior Secured Notes, 6.250% due 2/1/29	100,500
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Company Guaranteed Notes:
242,000	3.750% due 12/1/31	222,033
115,000	3.625% due 1/15/32	103,382
210,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, Company Guaranteed Notes, 5.950% due 4/20/35(b)	213,783
	Kaiser Foundation Hospitals, Unsecured Notes:
90,000	2.810% due 6/1/41	62,429
90,000	3.002% due 6/1/51	56,567
225,000	Kenvue Inc., Senior Unsecured Notes, 4.850% due 5/22/32	226,012
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
295,000	4.600% due 5/15/30	293,636
130,000	5.200% due 3/15/31	132,533
285,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 5.200% due 3/15/32	285,866
160,000	Kroger Co., Senior Unsecured Notes, 5.650% due 9/15/64	147,727
45,000	Kronos Acquisition Holdings Inc., Senior Secured Notes, 8.250% due 6/30/31(b)	39,360
	Laboratory Corp. of America Holdings, Company Guaranteed Notes:
305,000	4.550% due 4/1/32	297,781
356,000	4.800% due 10/1/34	341,820
65,000	LifePoint Health Inc., Senior Unsecured Notes, 10.000% due 6/1/32(b)	67,995
	Mars Inc., Senior Unsecured Notes:
260,000	4.600% due 3/1/28(b)	261,210
755,000	5.000% due 3/1/32(b)	757,539
2,550,000	5.200% due 3/1/35(b)	2,540,435
290,000	5.650% due 5/1/45(b)	284,499
305,000	5.700% due 5/1/55(b)	295,881
140,000	5.800% due 5/1/65(b)	135,828
35,000	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(b)	33,270
105,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(b)	102,612
200,000	Movida Europe SA, Company Guaranteed Notes, 7.850% due 4/11/29(b)	178,197
130,000	Pfizer Inc., Senior Unsecured Notes, 3.900% due 3/15/39	110,361
	Philip Morris International Inc., Senior Unsecured Notes:
480,000	4.375% due 11/1/27	480,131
370,000	5.125% due 2/15/30	377,958
200,000	5.125% due 2/13/31	203,422
180,000	4.750% due 11/1/31	179,550
530,000	5.375% due 2/15/33	540,433
144,000	5.250% due 2/13/34	144,903
85,000	Post Holdings Inc., Company Guaranteed Notes, 6.375% due 3/1/33(b)	84,379
60,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(b)	59,939
85,000	Primo Water Holdings Inc./Triton Water Holdings Inc., Company Guaranteed Notes, 6.250% due 4/1/29(b)	85,115
215,916	Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	218,737

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - (continued)
$310,000	Quanta Services Inc., Senior Unsecured Notes, 5.250% due 8/9/34	$307,177
148,000	Quest Diagnostics Inc., Senior Unsecured Notes, 5.000% due 12/15/34	145,268
28,781	Radiology Partners Inc., Secured Notes, 9.781% due 2/15/30(b)(e)	27,787
87,758	Radiology Partners Inc., Senior Secured Notes, 7.775% due 1/31/29(b)(e)	88,197
340,000	RELX Capital Inc., Company Guaranteed Notes, 4.750% due 3/27/30	342,780
66,000	Rollins Inc., Company Guaranteed Notes, 5.250% due 2/24/35(b)	65,487
164,000	Royalty Pharma PLC, Company Guaranteed Notes, 5.400% due 9/2/34	163,318
306,667	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	215,433
100,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(b)	99,105
275,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.032% due 10/14/30	238,607
648,000	Solventum Corp., Company Guaranteed Notes, 5.400% due 3/1/29	661,291
60,000	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(b)	62,323
90,000	Tenet Healthcare Corp., Company Guaranteed Notes, 6.125% due 10/1/28	90,131
100,000	Tenet Healthcare Corp., Secured Notes, 6.250% due 2/1/27	100,071
120,000	Tenet Healthcare Corp., Senior Secured Notes, 6.125% due 6/15/30	121,176
325,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	274,844
295,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(b)	293,044
	UnitedHealth Group Inc., Senior Unsecured Notes:
35,000	5.300% due 2/15/30	35,840
260,000	3.500% due 8/15/39	204,047
130,000	2.750% due 5/15/40	90,921
385,000	5.375% due 4/15/54	346,533
85,000	4.950% due 5/15/62	69,883
100,000	6.050% due 2/15/63	97,445
145,000	5.750% due 7/15/64	135,334
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(b)	43,057
145,000	US Foods Inc., Company Guaranteed Notes, 5.750% due 4/15/33(b)	142,448
154,000	Verisk Analytics Inc., Senior Unsecured Notes, 5.250% due 6/5/34	154,603
40,000	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(b)	42,544
2,880	Vortex Opco LLC, Senior Secured Notes, 10.538% (3-Month TSFR + 6.250%) due 4/30/30(b)(c)(d)	2,794
90,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(b)	95,423
80,000	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(b)	83,224
145,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 5.200% due 9/15/34	143,065
	Total Consumer Non-cyclical.	26,682,241
Energy - 2.4%
230,661	Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	231,958
167,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	133,205
105,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 7.500% due 10/1/29(b)	107,601
	Aker BP ASA, Senior Unsecured Notes:
150,000	6.000% due 6/13/33(b)	150,770
300,000	5.125% due 10/1/34(b)	281,369
370,000	5.800% due 10/1/54(b)	323,828
	AL Candelaria -spain- SA, Senior Secured Notes:
177,083	7.500% due 12/15/28	174,869
250,000	5.750% due 6/15/33(b)	209,548
117,000	APA Corp., Company Guaranteed Notes, 6.100% due 2/15/35(b)	110,274
105,000	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.625% due 9/1/32(b)	105,552
50,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(b)	51,839
	BP Capital Markets America Inc., Company Guaranteed Notes:
2,920,000	4.812% due 2/13/33	2,866,028
2,830,000	4.893% due 9/11/33	2,782,106
45,000	3.379% due 2/8/61	28,035

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
$200,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	$198,277
145,000	Buckeye Partners LP, Senior Unsecured Notes, 6.875% due 7/1/29(b)	149,087
200,000	Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	88,000
269,000	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	266,257
157,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 4.000% due 3/1/31	147,108
145,000	Chord Energy Corp., Company Guaranteed Notes, 6.750% due 3/15/33(b)	143,997
40,000	Civitas Resources Inc., Company Guaranteed Notes, 8.375% due 7/1/28(b)	40,300
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(b)	115,876
70,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(b)	69,491
	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes:
270,000	6.042% due 8/15/28(b)	278,262
120,000	5.097% due 10/1/31(b)	117,679
130,000	5.681% due 1/15/34(b)	128,552
	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
270,000	5.927% due 8/15/30(b)	280,529
85,000	6.036% due 11/15/33(b)	87,491
	ConocoPhillips Co., Company Guaranteed Notes:
115,000	4.700% due 1/15/30	115,526
261,000	3.800% due 3/15/52	182,688
85,000	5.300% due 5/15/53	75,847
50,000	5.550% due 3/15/54	46,418
245,000	4.025% due 3/15/62	169,998
150,000	5.700% due 9/15/63	138,125
135,000	5.650% due 1/15/65	124,342
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(f)	299,250
	Coterra Energy Inc., Senior Unsecured Notes:
69,000	5.600% due 3/15/34	68,421
491,000	5.400% due 2/15/35	476,121
76,000	Devon Energy Corp., Senior Unsecured Notes, 5.750% due 9/15/54	66,065
	Diamondback Energy Inc., Company Guaranteed Notes:
160,000	5.550% due 4/1/35	157,826
100,000	6.250% due 3/15/53	95,462
120,000	5.750% due 4/18/54	107,553
75,000	5.900% due 4/18/64	67,113
80,000	DT Midstream Inc., Company Guaranteed Notes, 4.125% due 6/15/29(b)	76,198
163,000	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 5.650% due 10/15/54	150,257
550,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 11/2/51	355,610
	Enbridge Inc., Company Guaranteed Notes:
35,000	6.000% due 11/15/28	36,570
220,000	3.125% due 11/15/29	205,372
85,000	5.625% due 4/5/34	85,818
	Energy Transfer LP, Senior Unsecured Notes:
201,000	3.750% due 5/15/30	190,176
390,000	6.400% due 12/1/30	414,620
3,354,000	4.900% due 3/15/35	3,138,788
315,000	5.700% due 4/1/35	314,153
1,683,000	5.950% due 10/1/43	1,570,011
	ENI SpA, Senior Unsecured Notes:
365,000	5.500% due 5/15/34(b)	361,974
200,000	5.750% due 5/19/35(b)	200,278
	Enterprise Products Operating LLC, Company Guaranteed Notes:
95,000	3.300% due 2/15/53	60,666
154,000	5.550% due 2/16/55	143,693
180,000	EOG Resources Inc., Senior Unsecured Notes, 5.650% due 12/1/54	170,367
210,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	153,017
	Expand Energy Corp., Company Guaranteed Notes:

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
$64,000	6.750% due 4/15/29(b)	$64,751
82,000	4.750% due 2/1/32	77,303
69,000	Florida Gas Transmission Co. LLC, Senior Unsecured Notes, 5.750% due 7/15/35(b)	69,431
105,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(b)	106,518
100,000	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(b)	102,743
	Hess Corp., Senior Unsecured Notes:
165,000	7.300% due 8/15/31	184,537
323,000	7.125% due 3/15/33	359,983
	Hess Midstream Operations LP, Company Guaranteed Notes:
81,000	5.875% due 3/1/28(b)	81,797
95,000	5.500% due 10/15/30(b)	93,927
60,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 7.250% due 2/15/35(b)	55,587
221,000	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	238,872
78,000	Kinetik Holdings LP, Company Guaranteed Notes, 5.875% due 6/15/30(b)	77,537
125,000	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(b)	128,102
90,000	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(b)	88,122
55,000	MPLX LP, Senior Unsecured Notes, 2.650% due 8/15/30	49,215
	Nabors Industries Inc., Company Guaranteed Notes:
85,000	9.125% due 1/31/30(b)	77,450
25,000	8.875% due 8/15/31(b)	17,109
45,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(b)	43,987
167,000	NGPL PipeCo LLC, Senior Unsecured Notes, 3.250% due 7/15/31(b)	146,015
135,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	135,670
4,720,000	Occidental Petroleum Corp., Senior Unsecured Notes, 7.150% due 5/15/28	4,899,218
	ONEOK Inc., Company Guaranteed Notes:
79,000	5.375% due 6/1/29	80,173
190,000	4.400% due 10/15/29	186,961
80,000	4.750% due 10/15/31	78,090
130,000	6.050% due 9/1/33	133,383
350,000	5.050% due 11/1/34	333,480
40,000	6.625% due 9/1/53	40,345
265,000	5.850% due 11/1/64	237,237
60,000	Parkland Corp., Company Guaranteed Notes, 4.625% due 5/1/30(b)	56,375
265,000	Patterson-UTI Energy Inc., Senior Unsecured Notes, 7.150% due 10/1/33	264,682
25,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	23,212
	Permian Resources Operating LLC, Company Guaranteed Notes:
140,000	7.000% due 1/15/32(b)	143,611
142,000	6.250% due 2/1/33(b)	140,104
150,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	101,407
315,000	Shell Finance US Inc., Company Guaranteed Notes, 3.250% due 4/6/50	208,596
20,000	Shell International Finance BV, Company Guaranteed Notes, 3.000% due 11/26/51	12,486
65,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Unsecured Notes, 7.875% due 11/1/28(b)	67,037
65,000	SM Energy Co., Senior Unsecured Notes, 7.000% due 8/1/32(b)	62,401
100,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(b)	91,903
55,000	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	54,971
65,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Unsecured Notes, 7.375% due 2/15/29(b)	66,112
	Targa Resources Corp., Company Guaranteed Notes:
130,000	6.500% due 3/30/34	136,694
61,000	5.500% due 2/15/35	59,678
340,000	5.550% due 8/15/35	333,387
455,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	416,060
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(b)	5,726,466

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
	TotalEnergies Capital SA, Company Guaranteed Notes:
$440,000	5.638% due 4/5/64	$411,179
290,000	5.425% due 9/10/64	263,069
155,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	144,426
30,000	Transocean Inc., Company Guaranteed Notes, 8.000% due 2/1/27(b)	29,329
60,375	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(b)	60,445
200,000	Var Energi ASA, Senior Unsecured Notes, 5.875% due 5/22/30(b)	202,256
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(b)	97,223
50,000	8.375% due 6/1/31(b)	50,757
30,000	9.875% due 2/1/32(b)	31,915
70,000	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(b)	56,779
50,000	Weatherford International Ltd., Company Guaranteed Notes, 8.625% due 4/30/30(b)	50,788
	Whistler Pipeline LLC, Senior Unsecured Notes:
10,000	5.400% due 9/30/29(b)	10,037
186,000	5.700% due 9/30/31(b)	186,864
115,000	5.950% due 9/30/34(b)	114,440
65,000	Williams Cos., Inc., Senior Unsecured Notes, 5.650% due 3/15/33	66,556
	Total Energy	37,414,999
Financial - 6.9%
35,000	Acrisure LLC/Acrisure Finance Inc., Senior Unsecured Notes, 6.000% due 8/1/29(b)	33,881
110,000	Agree LP, Company Guaranteed Notes, 5.625% due 6/15/34	110,926
65,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(b)	65,520
100,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(b)	99,964
78,000	Ally Financial Inc., Senior Unsecured Notes, 5.543% (SOFRRATE + 1.730%) due 1/17/31(c)	77,851
	American Express Co., Senior Unsecured Notes:
440,000	5.085% (SOFRRATE + 1.020%) due 1/30/31(c)	446,678
930,000	5.016% (SOFRRATE + 1.440%) due 4/25/31(c)	940,552
210,000	American Homes 4 Rent LP, Senior Unsecured Notes, 5.500% due 2/1/34	209,572
67,000	American International Group Inc., Senior Unsecured Notes, 5.450% due 5/7/35	67,368
75,000	American National Group Inc., Senior Unsecured Notes, 5.750% due 10/1/29	76,277
	American Tower Corp., Senior Unsecured Notes:
1,680,000	3.950% due 3/15/29	1,635,028
90,000	3.800% due 8/15/29	86,861
2,618,000	2.100% due 6/15/30	2,300,894
39,000	3.700% due 10/15/49	27,504
66,000	Americold Realty Operating Partnership LP, Company Guaranteed Notes, 5.600% due 5/15/32	65,494
575,000	Ameriprise Financial Inc., Senior Unsecured Notes, 5.200% due 4/15/35	569,934
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(b)	95,804
50,000	Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Secured Notes, 7.000% due 4/15/30(b)	45,676
20,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(b)	15,533
35,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, Senior Unsecured Notes, 7.875% due 11/1/29(b)	34,629
	Arthur J Gallagher & Co., Senior Unsecured Notes:
90,000	4.850% due 12/15/29	90,702
193,000	5.150% due 2/15/35	189,948
	Athene Global Funding, Secured Notes:
698,000	4.721% due 10/8/29(b)	688,832
455,000	2.646% due 10/4/31(b)	389,894
115,000	Athene Holding Ltd., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.607%) due 10/15/54(c)	113,084
101,000	Aviation Capital Group LLC, Senior Unsecured Notes, 5.375% due 7/15/29(b)	102,073

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
$262,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.750% due 3/1/29(b)	$266,759
55,000	Azorra Finance Ltd., Company Guaranteed Notes, 7.750% due 4/15/30(b)	55,158
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	200,357
450,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)	436,379
400,000	Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398%)(c)(f)	401,988
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(c)	294,000
	Banco Internacional del Peru SAA Interbank, Subordinated Notes:
300,000	4.000% (5-Year CMT Index + 3.711%) due 7/8/30(c)	299,289
150,000	6.397% (5-Year CMT Index + 2.067%) due 4/30/35(b)(c)	151,965
84,000	Bank of America Corp., Junior Subordinated Notes, 6.625% (5-Year CMT Index + 2.684%)(c)(f)	85,331
	Bank of America Corp., Senior Unsecured Notes:
245,000	3.974% (3-Month TSFR + 1.472%) due 2/7/30(c)	238,940
155,000	5.162% (SOFRRATE + 1.000%) due 1/24/31(c)	157,297
685,000	2.592% (SOFRRATE + 2.150%) due 4/29/31(c)	618,037
200,000	1.898% (SOFRRATE + 1.530%) due 7/23/31(c)	173,135
5,175,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(c)	4,454,558
2,615,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(c)	2,309,508
335,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(c)	295,268
114,000	5.468% (SOFRRATE + 1.650%) due 1/23/35(c)	115,192
	Bank of America Corp., Subordinated Notes:
390,000	5.518% (SOFRRATE + 1.738%) due 10/25/35(c)	382,815
132,000	5.744% (SOFRRATE + 1.697%) due 2/12/36(c)	131,248
335,000	2.482% (5-Year CMT Index + 1.200%) due 9/21/36(c)	280,036
133,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 6.300% (5-Year CMT Index + 2.297%)(c)(f)	135,691
	Bank of New York Mellon Corp., Senior Unsecured Notes:
360,000	5.060% (SOFRRATE + 1.230%) due 7/22/32(c)	363,902
150,000	5.188% (SOFRRATE + 1.418%) due 3/14/35(c)	149,904
	Barclays PLC, Senior Unsecured Notes:
5,000,000	4.972% (3-Month USD-SOFR + 1.902%) due 5/16/29(c)	5,022,508
205,000	4.942% (SOFRRATE + 1.560%) due 9/10/30(c)	204,643
396,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(b)	326,977
280,000	BNP Paribas SA, Senior Non-Preferred Notes, 5.283% (SOFRRATE + 1.280%) due 11/19/30(b)(c)	282,700
375,000	BNP Paribas SA, Subordinated Notes, 5.906% (SOFRRATE + 1.920%) due 11/19/35(b)(c)	372,844
	BPCE SA, Senior Non-Preferred Notes:
250,000	4.625% due 9/12/28(b)	247,979
550,000	5.876% (SOFRRATE + 1.680%) due 1/14/31(b)(c)	565,401
385,000	5.389% (SOFRRATE + 1.581%) due 5/28/31(b)(c)	388,261
470,000	BPCE SA, Subordinated Notes, 6.508% (SOFRRATE + 2.791%) due 1/18/35(b)(c)	481,427
160,000	Brookfield Finance Inc., Company Guaranteed Notes, 5.813% due 3/3/55	151,654
156,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.245% (SOFRRATE + 1.105%) due 1/13/31(c)	158,506
	Capital One Financial Corp., Senior Unsecured Notes:
800,000	7.624% (SOFRRATE + 3.070%) due 10/30/31(c)	892,194
125,000	6.051% (SOFRRATE + 2.260%) due 2/1/35(c)	128,279
110,000	Capital One Financial Corp., Subordinated Notes, 6.183% (SOFRRATE + 2.036%) due 1/30/36(c)	109,181
530,000	Citibank NA, Senior Unsecured Notes, 4.914% due 5/29/30	534,511
	Citigroup Inc., Senior Unsecured Notes:
135,000	5.174% (SOFRRATE + 1.364%) due 2/13/30(c)	136,735
565,000	4.952% (SOFRRATE + 1.463%) due 5/7/31(c)	564,614
6,930,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(c)	5,963,313

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
$76,000	Citigroup Inc., Subordinated Notes, 6.174% (SOFRRATE + 2.661%) due 5/25/34(c)	$77,878
	Citizens Financial Group Inc., Senior Unsecured Notes:
265,000	5.253% (SOFRRATE + 1.259%) due 3/5/31(c)	265,276
100,000	5.718% (SOFRRATE + 1.910%) due 7/23/32(c)	102,086
370,000	CNO Global Funding, Secured Notes, 4.875% due 12/10/27(b)	371,004
77,000	Comerica Inc., Senior Unsecured Notes, 5.982% (SOFRRATE + 2.155%) due 1/30/30(c)	78,260
665,000	Credit Agricole SA, Senior Non-Preferred Notes, 5.222% (SOFRRATE + 1.460%) due 5/27/31(b)(c)	670,838
	Crown Castle Inc., Senior Unsecured Notes:
45,000	3.800% due 2/15/28	43,962
110,000	4.800% due 9/1/28	109,976
185,000	3.100% due 11/15/29	172,185
115,000	2.100% due 4/1/31	97,149
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(c)	195,637
755,000	Deutsche Bank AG, Senior Non-Preferred Notes, 5.297% (SOFRRATE + 1.720%) due 5/9/31(c)	756,044
	Equinix Inc., Senior Unsecured Notes:
157,000	3.900% due 4/15/32	147,458
275,000	2.950% due 9/15/51	164,584
250,000	Equitable Financial Life Global Funding, Secured Notes, 5.000% due 3/27/30(b)	251,529
80,000	Equitable Holdings Inc., Senior Unsecured Notes, 4.350% due 4/20/28	79,459
144,000	Extra Space Storage LP, Company Guaranteed Notes, 5.400% due 2/1/34	143,161
207,000	First Industrial LP, Company Guaranteed Notes, 5.250% due 1/15/31	207,225
60,000	Freedom Mortgage Holdings LLC, Senior Unsecured Notes, 8.375% due 4/1/32(b)	59,260
105,000	GGAM Finance Ltd., Company Guaranteed Notes, 6.875% due 4/15/29(b)	106,962
285,000	Global Aircraft Leasing Co., Ltd., Senior Secured Notes, 8.750% due 9/1/27(b)	288,202
190,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	190,313
	Goldman Sachs Group Inc., Senior Unsecured Notes:
510,000	5.049% (SOFRRATE + 1.210%) due 7/23/30(c)	514,357
535,000	4.692% (SOFRRATE + 1.135%) due 10/23/30(c)	533,083
245,000	5.207% (SOFRRATE + 1.078%) due 1/28/31(c)	248,436
360,000	5.218% (SOFRRATE + 1.580%) due 4/23/31(c)	365,247
55,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(c)	48,232
155,000	5.330% (SOFRRATE + 1.550%) due 7/23/35(c)	153,686
45,000	5.016% (SOFRRATE + 1.420%) due 10/23/35(c)	43,549
141,000	Guardian Life Global Funding, Secured Notes, 4.798% due 4/28/30(b)	142,087
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(b)	64,098
	HSBC Holdings PLC, Senior Unsecured Notes:
360,000	5.286% (SOFRRATE + 1.290%) due 11/19/30(c)	363,576
430,000	5.130% (SOFRRATE + 1.290%) due 3/3/31(c)	431,093
600,000	5.240% (SOFRRATE + 1.570%) due 5/13/31(c)	602,706
200,000	2.848% (SOFRRATE + 2.387%) due 6/4/31(c)	180,311
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(b)	67,692
	Huntington Bancshares Inc., Senior Unsecured Notes:
88,000	5.272% (SOFRRATE + 1.276%) due 1/15/31(c)	88,953
76,000	5.709% (SOFRRATE + 1.870%) due 2/2/35(c)	76,463
200,000	InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	199,099
	Iron Mountain Inc., Company Guaranteed Notes:
80,000	7.000% due 2/15/29(b)	82,653
20,000	6.250% due 1/15/33(b)	20,188
	JPMorgan Chase & Co., Senior Unsecured Notes:
555,000	4.505% (SOFRRATE + 0.860%) due 10/22/28(c)	553,860
340,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(c)	346,893
485,000	5.581% (SOFRRATE + 1.160%) due 4/22/30(c)	500,643
565,000	4.995% (SOFRRATE + 1.125%) due 7/22/30(c)	570,275
318,000	5.140% (SOFRRATE + 1.010%) due 1/24/31(c)	322,936
531,000	5.103% (SOFRRATE + 1.435%) due 4/22/31(c)	538,704

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
$5,350,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(c)	$4,636,174
2,025,000	5.336% (SOFRRATE + 1.620%) due 1/23/35(c)	2,037,514
1,821,000	5.294% (SOFRRATE + 1.460%) due 7/22/35(c)	1,817,519
95,000	4.946% (SOFRRATE + 1.340%) due 10/22/35(c)	92,184
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(b)	89,176
180,000	Lincoln Financial Global Funding, Secured Notes, 4.625% due 5/28/28(b)	180,364
	Macquarie Airfinance Holdings Ltd., Senior Unsecured Notes:
80,000	5.200% due 3/27/28(b)	80,235
71,000	6.400% due 3/26/29(b)	73,411
18,000	5.150% due 3/17/30(b)	17,730
35,000	6.500% due 3/26/31(b)	36,376
105,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	97,737
324,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(b)	215,540
132,000	MetLife Inc., Subordinated Notes, 6.350% (5-Year CMT Index + 2.078%) due 3/15/55(c)	132,782
	Morgan Stanley, Senior Unsecured Notes:
35,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(c)	35,800
330,000	4.654% (SOFRRATE + 1.100%) due 10/18/30(c)	327,799
15,000	5.230% (SOFRRATE + 1.108%) due 1/15/31(c)	15,222
1,515,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(c)	1,382,058
65,000	2.511% (SOFRRATE + 1.200%) due 10/20/32(c)	55,968
3,485,000	5.831% (SOFRRATE + 1.580%) due 4/19/35(c)	3,593,318
3,055,000	5.320% (SOFRRATE + 1.555%) due 7/19/35(c)	3,035,083
	Morgan Stanley, Subordinated Notes:
77,000	5.948% (5-Year CMT Index + 2.430%) due 1/19/38(c)	77,681
151,000	5.942% (5-Year CMT Index + 1.800%) due 2/7/39(c)	152,404
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(b)	145,228
	Navient Corp., Senior Unsecured Notes:
30,000	5.000% due 3/15/27	29,695
30,000	7.875% due 6/15/32	30,256
	Omega Healthcare Investors Inc., Company Guaranteed Notes:
76,000	4.750% due 1/15/28	76,051
92,000	3.250% due 4/15/33	77,777
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	116,557
125,000	7.500% due 5/15/31	128,481
35,000	7.125% due 9/15/32	35,218
2,420,000	Ontario Teachers' Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(b)	2,094,664
200,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(c)	199,082
90,000	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(b)	93,105
155,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Company Guaranteed Notes, 7.000% due 2/1/30(b)	156,138
	PennyMac Financial Services Inc., Company Guaranteed Notes:
45,000	4.250% due 2/15/29(b)	42,719
80,000	7.875% due 12/15/29(b)	84,262
35,000	6.875% due 5/15/32(b)	35,165
159,000	Phillips Edison Grocery Center Operating Partnership I LP, Company Guaranteed Notes, 5.750% due 7/15/34	160,197
3,610,000	PNC Financial Services Group Inc., Senior Unsecured Notes, 5.068% (SOFRRATE + 1.933%) due 1/24/34(c)	3,566,993
150,000	Pricoa Global Funding I, Secured Notes, 4.700% due 5/28/30(b)	150,570
215,000	Protective Life Global Funding, Secured Notes, 4.803% due 6/5/30(b)	215,275
99,000	Prudential Financial Inc., Senior Unsecured Notes, 5.200% due 3/14/35	98,486
363,000	Realty Income Corp., Senior Unsecured Notes, 5.125% due 4/15/35	358,845
80,000	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 6.500% due 6/15/33(b)	81,361

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
	Royal Bank of Canada, Senior Unsecured Notes:
$475,000	5.153% (SOFRRATE + 1.030%) due 2/4/31(c)	$481,764
72,000	5.150% due 2/1/34	72,683
101,000	Santander Holdings USA Inc., Senior Unsecured Notes, 5.473% (SOFRRATE + 1.610%) due 3/20/29(c)	101,814
3,415,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(b)	3,245,948
	Service Properties Trust, Company Guaranteed Notes:
25,000	5.500% due 12/15/27	24,125
40,000	8.875% due 6/15/32	39,992
1,255,000	Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/31	1,098,338
360,000	Societe Generale SA, Senior Non-Preferred Notes, 5.249% (SOFRRATE + 1.420%) due 5/22/29(b)(c)	361,627
	Starwood Property Trust Inc., Senior Unsecured Notes:
70,000	7.250% due 4/1/29(b)	72,770
35,000	6.000% due 4/15/30(b)	34,899
142,000	State Street Corp., Senior Unsecured Notes, 4.543% (SOFRRATE + 0.950%) due 4/24/28(c)	142,317
170,000	Sun Communities Operating LP, Company Guaranteed Notes, 2.700% due 7/15/31	148,091
	Truist Financial Corp., Senior Unsecured Notes:
66,000	7.161% (SOFRRATE + 2.446%) due 10/30/29(c)	71,052
145,000	5.153% (SOFRRATE + 1.571%) due 8/5/32(c)	145,800
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(c)	3,230,392
	UBS Group AG, Senior Unsecured Notes:
3,400,000	3.091% (SOFRRATE + 1.730%) due 5/14/32(b)(c)	3,043,657
3,600,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(b)(c)	3,089,437
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,858,393
63,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Secured Notes, 10.500% due 2/15/28(b)	66,835
1,145,000	US Bancorp, Senior Unsecured Notes, 4.839% (SOFRRATE + 1.600%) due 2/1/34(c)	1,110,488
3,254,000	US Bancorp, Subordinated Notes, 2.491% (5-Year CMT Index + 0.950%) due 11/3/36(c)	2,708,765
316,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.625% due 12/1/29(b)	306,484
60,000	Walker & Dunlop Inc., Company Guaranteed Notes, 6.625% due 4/1/33(b)	60,755
	Wells Fargo & Co., Senior Unsecured Notes:
270,000	3.000% due 4/22/26	266,329
225,000	5.244% (SOFRRATE + 1.110%) due 1/24/31(c)	228,351
130,000	2.572% (3-Month TSFR + 1.262%) due 2/11/31(c)	117,446
592,000	5.150% (SOFRRATE + 1.500%) due 4/23/31(c)	599,087
900,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(c)	807,231
5,870,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(c)	5,895,092
205,000	6.491% (SOFRRATE + 2.060%) due 10/23/34(c)	219,871
195,000	5.013% (3-Month TSFR + 4.502%) due 4/4/51(c)	171,100
255,000	XHR LP, Company Guaranteed Notes, 6.625% due 5/15/30(b)	255,543
	Total Financial	107,980,907
Industrial - 1.2%
70,000	AAR Escrow Issuer LLC, Company Guaranteed Notes, 6.750% due 3/15/29(b)	71,726
110,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(b)	111,349
72,000	Amphenol Corp., Senior Unsecured Notes, 5.375% due 11/15/54	68,678
40,000	Arcosa Inc., Company Guaranteed Notes, 6.875% due 8/15/32(b)	41,020
170,000	Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	171,765
15,000	Artera Services LLC, Senior Secured Notes, 8.500% due 2/15/31(b)	12,747
297,000	Avnet Inc., Senior Unsecured Notes, 6.250% due 3/15/28	306,710
385,000	BAE Systems PLC, Senior Unsecured Notes, 5.125% due 3/26/29(b)	392,203
141,000	Berry Global Inc., Senior Secured Notes, 5.800% due 6/15/31	146,363
356,304	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	280,447
	Boeing Co., Senior Unsecured Notes:
125,000	3.200% due 3/1/29	118,262
126,000	2.950% due 2/1/30	115,586

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - (continued)
$150,000	5.150% due 5/1/30	$151,315
110,000	6.388% due 5/1/31	117,367
55,000	6.528% due 5/1/34	58,705
20,000	Brand Industrial Services Inc., Senior Secured Notes, 10.375% due 8/1/30(b)	17,939
	Builders FirstSource Inc., Company Guaranteed Notes:
65,000	6.375% due 3/1/34(b)	64,762
50,000	6.750% due 5/15/35(b)	50,285
142,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 5.500% due 3/15/55	137,415
470,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 4.700% due 11/15/29	476,281
171,000	CCL Industries Inc., Senior Unsecured Notes, 3.050% due 6/1/30(b)	155,897
200,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(c)(f)	197,849
95,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(b)	96,005
15,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(b)	10,888
55,000	Cornerstone Building Brands Inc., Senior Secured Notes, 9.500% due 8/15/29(b)	48,869
	CSX Corp., Senior Unsecured Notes:
47,000	5.050% due 6/15/35	46,406
362,000	3.350% due 9/15/49	245,769
115,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(b)	116,163
50,000	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 5.875% due 4/15/33(b)	48,269
90,000	GATX Corp., Senior Unsecured Notes, 5.500% due 6/15/35	89,282
200,000	GCC SAB de CV, Company Guaranteed Notes, 3.614% due 4/20/32	174,514
210,000	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(b)	213,276
55,000	Goat Holdco LLC, Senior Secured Notes, 6.750% due 2/1/32(b)	54,788
30,000	GrafTech Finance Inc., Secured Notes, 4.625% due 12/23/29(b)	18,720
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	114,307
90,000	Hexcel Corp., Senior Unsecured Notes, 5.875% due 2/26/35	89,844
68,000	Holcim Finance US LLC, Company Guaranteed Notes, 4.950% due 4/7/30(b)	68,437
155,000	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, Senior Secured Notes, 9.000% due 2/15/29(b)	158,411
271,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 5.900% due 3/1/33	278,052
	L3Harris Technologies Inc., Senior Unsecured Notes:
140,000	5.050% due 6/1/29	142,149
156,000	5.500% due 8/15/54	146,671
	Lima Metro Line 2 Finance Ltd., Senior Secured Notes:
238,596	5.875% due 7/5/34	239,786
158,638	4.350% due 4/5/36	147,255
145,000	Madison IAQ LLC, Senior Unsecured Notes, 5.875% due 6/30/29(b)	140,260
153,000	MasTec Inc., Senior Unsecured Notes, 5.900% due 6/15/29	156,991
105,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(b)	105,790
158,000	Molex Electronic Technologies LLC, Senior Unsecured Notes, 5.250% due 4/30/32(b)	157,907
300,840	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	288,602
90,000	Norfolk Southern Corp., Senior Unsecured Notes, 5.100% due 5/1/35	88,899
	Northrop Grumman Corp., Senior Unsecured Notes:
150,000	4.650% due 7/15/30	150,450
335,000	5.150% due 5/1/40	320,539
265,000	5.200% due 6/1/54	241,066
	Otis Worldwide Corp., Senior Unsecured Notes:
665,000	2.565% due 2/15/30	606,468
70,000	5.125% due 11/19/31	70,971
143,000	Owens Corning, Senior Unsecured Notes, 5.700% due 6/15/34	145,969
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
35,000	5.750% due 5/24/26(b)	35,296
170,000	6.050% due 8/1/28(b)	176,269
311,000	5.250% due 2/1/30(b)	315,918
85,000	Quikrete Holdings Inc., Senior Unsecured Notes, 6.750% due 3/1/33(b)	86,253

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Industrial - (continued)
$161,000	Regal Rexnord Corp., Company Guaranteed Notes, 6.050% due 4/15/28	$165,295
	Republic Services Inc., Senior Unsecured Notes:
190,000	4.875% due 4/1/29	193,082
80,000	1.450% due 2/15/31	67,358
385,000	5.200% due 11/15/34	387,961
315,000	5.150% due 3/15/35	316,437
	RTX Corp., Senior Unsecured Notes:
155,000	5.750% due 11/8/26	157,662
403,000	4.125% due 11/16/28	398,843
105,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 7.250% due 2/15/31(b)	109,718
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(b)	64,550
300,000	Siemens Funding BV, Company Guaranteed Notes, 4.600% due 5/28/30(b)	300,479
305,000	Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	239,446
75,000	Sonoco Products Co., Senior Unsecured Notes, 4.600% due 9/1/29	74,070
50,000	Standard Building Solutions Inc., Senior Unsecured Notes, 6.500% due 8/15/32(b)	50,779
55,000	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(b)	51,736
115,000	Trane Technologies Financing Ltd., Company Guaranteed Notes, 3.800% due 3/21/29	112,990
90,000	TransDigm Inc., Company Guaranteed Notes, 6.375% due 5/31/33(b)	88,920
135,000	TransDigm Inc., Senior Secured Notes, 6.875% due 12/15/30(b)	139,228
90,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(b)	94,109
	Veralto Corp., Company Guaranteed Notes:
130,000	5.500% due 9/18/26	131,438
143,000	5.350% due 9/18/28	146,783
132,000	Waste Connections Inc., Senior Unsecured Notes, 5.250% due 9/1/35	133,111
85,000	Waste Management Inc., Company Guaranteed Notes, 4.950% due 3/15/35	83,883
110,000	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 7.125% due 8/1/32(b)	113,213
35,000	WESCO Distribution Inc., Company Guaranteed Notes, 6.375% due 3/15/33(b)	35,650
365,000	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 4.900% due 5/29/30	367,000
5,245,000	WRKCo Inc., Company Guaranteed Notes, 3.900% due 6/1/28	5,136,918
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(b)	176,013
	Total Industrial	18,236,852
Technology - 0.5%
525,000	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	515,496
40,000	Amentum Holdings Inc., Company Guaranteed Notes, 7.250% due 8/1/32(b)	40,803
75,000	AppLovin Corp., Senior Unsecured Notes, 5.375% due 12/1/31	75,695
110,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(b)	105,988
99,000	Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	100,993
406,000	Broadcom Inc., Company Guaranteed Notes, 3.500% due 2/15/41(b)	314,701
	Broadcom Inc., Senior Unsecured Notes:
310,000	4.150% due 2/15/28	308,481
95,000	5.050% due 7/12/29	96,701
35,000	CACI International Inc., Senior Unsecured Notes, 6.375% due 6/15/33(b)	35,680
90,000	Cadence Design Systems Inc., Senior Unsecured Notes, 4.700% due 9/10/34	87,511
18,000	Castle US Holding Corp., Secured Notes, 10.000% due 6/30/31(b)	8,100
145,000	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 2.670% due 12/1/26	140,415
25,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(b)	22,394
40,000	Cloud Software Group Inc., Secured Notes, 9.000% due 9/30/29(b)	40,943
65,000	Cloud Software Group Inc., Senior Secured Notes, 6.500% due 3/31/29(b)	64,927
40,000	CoreWeave Inc., Company Guaranteed Notes, 9.250% due 6/1/30(b)	39,955
74,000	Dell Inc., Senior Unsecured Notes, 6.500% due 4/15/38	76,238
345,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.300% due 4/1/32	346,550
30,000	Diebold Nixdorf Inc., Senior Secured Notes, 7.750% due 3/31/30(b)	31,533
95,000	Ellucian Holdings Inc., Senior Secured Notes, 6.500% due 12/1/29(b)	95,944
129,000	Fiserv Inc., Senior Unsecured Notes, 5.450% due 3/15/34	129,317
360,000	Foundry JV Holdco LLC, Senior Secured Notes, 5.500% due 1/25/31	364,653

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Technology - (continued)
$356,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.000% due 10/15/34	$346,635
	Intel Corp., Senior Unsecured Notes:
405,000	3.734% due 12/8/47	275,238
235,000	3.250% due 11/15/49	143,284
240,000	4.750% due 3/25/50	189,354
125,000	5.050% due 8/5/62	97,754
445,000	International Business Machines Corp., Senior Unsecured Notes, 4.800% due 2/10/30	448,989
296,000	Kyndryl Holdings Inc., Senior Unsecured Notes, 4.100% due 10/15/41	227,927
289,000	Marvell Technology Inc., Senior Unsecured Notes, 5.950% due 9/15/33	298,463
25,000	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(b)	23,117
515,000	Micron Technology Inc., Senior Unsecured Notes, 5.650% due 11/1/32	523,332
201,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	200,657
	NVIDIA Corp., Senior Unsecured Notes:
100,000	2.850% due 4/1/30	94,072
410,000	3.500% due 4/1/40	337,876
	Oracle Corp., Senior Unsecured Notes:
165,000	2.950% due 4/1/30	152,799
55,000	5.250% due 2/3/32	55,834
345,000	3.800% due 11/15/37	287,752
549,000	3.600% due 4/1/50	373,030
165,000	5.375% due 9/27/54	146,340
110,000	5.500% due 9/27/64	96,891
313,000	Paychex Inc., Senior Unsecured Notes, 5.350% due 4/15/32	317,647
109,000	Qorvo Inc., Company Guaranteed Notes, 3.375% due 4/1/31(b)	95,911
	QUALCOMM Inc., Senior Unsecured Notes:
400,000	4.750% due 5/20/32	399,688
120,000	4.800% due 5/20/45	106,896
129,000	Synopsys Inc., Senior Unsecured Notes, 5.150% due 4/1/35	127,503
105,000	UKG Inc., Senior Secured Notes, 6.875% due 2/1/31(b)	108,191
79,000	Workday Inc., Senior Unsecured Notes, 3.800% due 4/1/32	73,283
	Total Technology	8,591,481
Utilities - 2.8%
200,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	176,164
278,000	Adani Transmission Step-One Ltd., Senior Secured Notes, 4.250% due 5/21/36	234,360
	AEP Texas Inc., Senior Unsecured Notes:
84,000	5.450% due 5/15/29	86,007
301,000	3.450% due 1/15/50	198,517
	Alabama Power Co., Senior Unsecured Notes:
30,000	5.100% due 4/2/35	29,786
355,000	3.450% due 10/1/49	244,610
141,000	Arizona Public Service Co., Senior Unsecured Notes, 5.700% due 8/15/34	142,893
140,000	Atmos Energy Corp., Senior Unsecured Notes, 5.900% due 11/15/33	147,882
	Baltimore Gas & Electric Co., Senior Unsecured Notes:
185,000	5.450% due 6/1/35	186,240
200,000	5.650% due 6/1/54	192,596
1,100,000	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 5.950% due 5/15/37	1,148,458
149,000	Black Hills Corp., Senior Unsecured Notes, 6.000% due 1/15/35	151,961
75,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(b)	67,870
345,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(b)	330,288
200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(b)	200,987
367,000	CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	377,262
200,000	Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes, 5.672% due 10/20/35(b)	199,330
186,000	Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	190,882
194,834	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(b)	169,895
100,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 3.375% due 9/15/29	92,352

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
$200,000	Comision Federal de Electricidad, Company Guaranteed Notes, 6.450% due 1/24/35(b)	$192,426
322,000	Commonwealth Edison Co., 1st Mortgage Notes, 5.950% due 6/1/55	322,476
	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
400,000	3.200% due 12/1/51	256,566
110,000	5.700% due 5/15/54	106,625
285,000	5.500% due 3/15/55	268,008
934,152	Consumers 2023 Securitization Funding LLC, Senior Secured Notes, 5.550% due 3/1/28	940,000
	Consumers Energy Co., 1st Mortgage Notes:
96,000	4.500% due 1/15/31	95,345
100,000	5.050% due 5/15/35	99,404
	Dominion Energy Inc., Senior Unsecured Notes:
160,000	4.600% due 5/15/28	160,402
3,100,000	3.375% due 4/1/30	2,909,057
435,000	5.000% due 6/15/30	439,175
209,000	DTE Energy Co., Senior Unsecured Notes, 5.850% due 6/1/34	215,412
655,000	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.300% due 2/15/40	641,841
	Duke Energy Corp., Senior Unsecured Notes:
705,000	2.550% due 6/15/31	618,628
85,000	5.450% due 6/15/34	85,780
52,000	5.000% due 8/15/52	43,912
328,000	5.800% due 6/15/54	310,442
255,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.550% due 3/15/54	238,945
	Duke Energy Progress LLC, 1st Mortgage Notes:
270,000	5.050% due 3/15/35	266,442
215,000	5.550% due 3/15/55	204,826
94,000	Edison International, Senior Unsecured Notes, 5.250% due 11/15/28	92,606
62,060	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	61,084
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	197,750
84,000	Entergy Arkansas LLC, 1st Mortgage Notes, 5.750% due 6/1/54	81,010
94,000	Entergy Corp., Junior Subordinated Notes, 7.125% (5-Year CMT Index + 2.670%) due 12/1/54(c)	96,104
115,000	Entergy Louisiana LLC, 1st Mortgage Notes, 4.750% due 9/15/52	96,397
235,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	218,911
164,000	Evergy Kansas Central Inc., 1st Mortgage Notes, 5.700% due 3/15/53	156,427
	Eversource Energy, Senior Unsecured Notes:
370,000	5.125% due 5/15/33	363,371
467,000	5.500% due 1/1/34	465,812
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes, 7.250% due 1/31/41(b)	196,215
85,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	83,783
1,945,000	Florida Power & Light Co., 1st Mortgage Notes, 5.300% due 6/15/34	1,975,878
	Georgia Power Co., Senior Unsecured Notes:
365,000	4.550% due 3/15/30	365,664
225,000	5.200% due 3/15/35	223,913
315,000	Interstate Power & Light Co., Senior Unsecured Notes, 5.600% due 6/29/35	316,855
220,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(b)	202,186
105,000	Jersey Central Power & Light Co., Senior Unsecured Notes, 5.100% due 1/15/35	102,755
284,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	255,599
65,000	Lightning Power LLC, Senior Secured Notes, 7.250% due 8/15/32(b)	68,150
247,074	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	241,379
169,400	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	165,106
30,000	Monongahela Power Co., 1st Mortgage Notes, 5.850% due 2/15/34(b)	30,710
65,000	National Fuel Gas Co., Senior Unsecured Notes, 5.950% due 3/15/35	65,150
5,910,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.000% due 8/15/34	5,822,739
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
860,000	2.250% due 6/1/30	764,804
154,000	5.300% due 3/15/32	156,600

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
$88,000	6.750% (5-Year CMT Index + 2.457%) due 6/15/54(c)	$89,976
76,000	NiSource Inc., Junior Subordinated Notes, 6.950% (5-Year CMT Index + 2.451%) due 11/30/54(c)	77,766
	NiSource Inc., Senior Unsecured Notes:
259,000	3.600% due 5/1/30	246,456
225,000	5.350% due 4/1/34	225,734
132,000	5.850% due 4/1/55	127,508
205,000	Northern States Power Co./MN, 1st Mortgage Notes, 5.650% due 5/15/55	198,765
60,000	NRG Energy Inc., Company Guaranteed Notes, 6.000% due 2/1/33(b)	59,457
	NSTAR Electric Co., Senior Unsecured Notes:
95,000	5.400% due 6/1/34	95,779
270,000	5.200% due 3/1/35	267,252
110,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	94,860
	Ohio Edison Co., Senior Unsecured Notes:
125,000	4.950% due 12/15/29(b)	126,000
70,000	5.500% due 1/15/33(b)	70,540
455,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	445,381
295,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.350% due 4/1/35(b)	295,512
200,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	196,300
	Pacific Gas & Electric Co., 1st Mortgage Notes:
312,000	5.450% due 6/15/27	315,093
885,000	2.500% due 2/1/31	760,842
231,000	6.150% due 1/15/33	234,905
280,000	Pacific Gas & Electric Co., Senior Secured Notes, 3.250% due 6/1/31	248,357
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	197,392
65,000	Pike Corp., Senior Unsecured Notes, 8.625% due 1/31/31(b)	70,010
	Pinnacle West Capital Corp., Senior Unsecured Notes:
182,000	4.900% due 5/15/28	183,395
261,000	5.150% due 5/15/30	263,981
113,000	PSEG Power LLC, Senior Unsecured Notes, 5.200% due 5/15/30(b)	114,084
315,000	Public Service Co. of Oklahoma, Senior Unsecured Notes, 5.200% due 1/15/35	307,846
	Public Service Enterprise Group Inc., Senior Unsecured Notes:
435,000	4.900% due 3/15/30	437,964
40,000	6.125% due 10/15/33	41,931
620,000	5.400% due 3/15/35	617,344
	Puget Energy Inc., Senior Secured Notes:
75,000	4.100% due 6/15/30	71,421
760,000	5.725% due 3/15/35(b)	752,486
200,000	Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(b)	204,600
295,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 5.400% due 4/15/35	295,873
	Southern California Edison Co., 1st Mortgage Notes:
255,000	5.200% due 6/1/34	244,213
130,000	4.650% due 10/1/43	103,118
465,000	4.125% due 3/1/48	328,780
	Southern California Gas Co., 1st Mortgage Notes:
5,855,000	5.750% due 6/1/53	5,570,200
105,000	5.600% due 4/1/54	98,363
480,000	6.000% due 6/15/55	474,830
54,000	Southern Co., Junior Subordinated Notes, 6.375% (5-Year CMT Index + 2.069%) due 3/15/55(c)	54,881
	Southern Co., Senior Unsecured Notes:
65,000	4.850% due 6/15/28	65,816
95,000	5.700% due 3/15/34	97,784
130,000	4.850% due 3/15/35	125,109
193,000	Southwest Gas Corp., Senior Unsecured Notes, 2.200% due 6/15/30	170,794
140,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	138,438

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
$173,454	Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	$160,879
407,000	Trans-Allegheny Interstate Line Co., Senior Unsecured Notes, 5.000% due 1/15/31(b)	410,138
15,000	Venture Global Plaquemines LNG LLC, Senior Secured Notes, 7.500% due 5/1/33(b)	15,667
	Virginia Electric & Power Co., Senior Unsecured Notes:
130,000	5.000% due 4/1/33	129,227
510,000	5.000% due 1/15/34	499,839
145,000	5.050% due 8/15/34	142,480
205,000	5.150% due 3/15/35	201,609
105,000	5.350% due 1/15/54	95,285
73,000	5.550% due 8/15/54	68,222
200,000	5.650% due 3/15/55	190,413
	Vistra Operations Co. LLC, Company Guaranteed Notes:
70,000	7.750% due 10/15/31(b)	74,224
65,000	6.875% due 4/15/32(b)	67,622
165,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 5.375% due 3/30/34	165,274
	Xcel Energy Inc., Senior Unsecured Notes:
180,000	4.600% due 6/1/32	172,742
440,000	5.600% due 4/15/35	439,954
	Total Utilities	43,891,721
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $291,576,196)	283,317,962
COLLATERALIZED MORTGAGE OBLIGATIONS - 17.8%
Asset Backed Securities - 0.5%
201,548	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(b)	183,069
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(b)(c)	3,746,782
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(b)(c)	3,215,531
	Total Asset Backed Securities	7,145,382
Mortgage Securities - 17.3%
130,000	1345T, Series 2025-AOA, Class A, 5.900% (1-Month TSFR + 1.600%) due 6/15/30(b)(c)	130,228
220,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.518% (1-Month TSFR + 1.180%) due 9/15/34(b)(c)	217,388
181,837	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 5.115% due 1/25/61(b)	181,760
	Alternative Loan Trust:
478,745	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	407,608
4,152,585	Series 2005-7CB, Class 2A2, 0.611% (1-Month TSFR + 4.936%) due 3/1/38(c)(g)	206,994
4,152,585	Series 2005-7CB, Class 2A5, 4.889% (1-Month TSFR + 0.564%) due 3/1/38(c)	3,076,952
3,499,114	Series 2006-OA2, Class A1, 4.859% (1-Month TSFR + 0.534%) due 5/20/46(c)	3,076,860
1,866,180	Series 2007-4CB, Class 1A1, 5.039% (1-Month TSFR + 0.714%) due 4/25/37(c)	1,429,451
6,452,768	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,746,001
177,830	Angel Oak Mortgage Trust: Series 2020-R1, Class A1, 0.990% due 4/25/53(b)(c)	168,634
288,925	Series 2021-1, Class A1, 0.909% due 1/25/66(b)(c)	245,313
267,473	Series 2021-2, Class A1, 0.985% due 4/25/66(b)(c)	227,113
523,098	Series 2021-3, Class A1, 1.068% due 5/25/66(b)(c)	449,426
430,774	Series 2021-4, Class A1, 1.035% due 1/20/65(b)(c)	360,438
628,095	Series 2021-5, Class A1, 0.951% due 7/25/66(b)(c)	536,558
1,020,632	Series 2021-6, Class A1, 1.458% due 9/25/66(b)(c)	855,318
1,165,747	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(b)	1,068,548
	AREIT Ltd.:
120,000	Series 2024-CRE9, Class A, 6.015% (1-Month TSFR + 1.686%) due 5/17/41(b)(c)	120,173
320,000	Series 2025-CRE10, Class A, 5.715% (1-Month TSFR + 1.388%) due 12/17/29(b)(c)	318,101
	BANK:
9,736,698	Series 2017-BNK4, Class XA, 1.328% due 5/15/50(c)(g)	192,882
15,024,021	Series 2018-BN10, Class XA, 0.685% due 2/15/61(c)(g)	230,870
6,410,431	Series 2022-BNK39, Class XA, 0.417% due 2/15/55(c)(g)	150,274

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$1,033,182	Series 2023-5YR4, Class XA, 1.005% due 12/15/56(c)(g)	$30,946
1,677,444	Series 2023-BNK45, Class XA, 0.996% due 2/15/56(c)(g)	93,263
3,455,755	Series 2024-BNK47, Class XA, 0.822% due 6/15/57(c)(g)	199,542
3,880,085	Series 2024-BNK48, Class XA, 1.147% due 10/15/57(c)(g)	322,517
	BANK5:
12,269,219	Series 2024-5YR8, Class XA, 0.900% due 8/15/57(c)(g)	400,855
360,000	Series 2024-5YR9, Class A3, 5.614% due 8/15/57	369,924
270,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.225% due 5/15/57	282,835
	BBCMS Mortgage Trust:
1,423,199	Series 2020-C7, Class XA, 1.593% due 4/15/53(c)(g)	69,987
305,000	Series 2022-C15, Class A5, 3.662% due 4/15/55(c)	276,521
362,000	Series 2024-5C29, Class A3, 5.208% due 9/15/57	366,515
2,494,532	Series 2024-C24, Class XA, 1.624% due 2/15/57(c)(g)	246,439
3,678,779	Series 2024-C26, Class XA, 1.013% due 5/15/57(c)(g)	270,275
2,425,158	Series 2024-C28, Class XA, 1.110% due 9/15/57(c)(g)	188,881
1,959,099	Series 2025-C32, Class XA, 1.129% due 2/15/62(c)(g)	167,202
360,000	BDS LLC, Series 2024-FL13, Class A, 5.903% (1-Month TSFR + 1.576%) due 9/19/39(b)(c)	360,253
1,760,028	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.572% due 2/25/36(c)	1,255,780
	Benchmark Mortgage Trust:
2,346,475	Series 2020-B22, Class XA, 1.502% due 1/15/54(c)(g)	155,923
4,415,000	Series 2022-B35, Class A5, 4.443% due 5/15/55(c)	4,201,054
6,203,447	Series 2023-B39, Class XA, 0.573% due 7/15/56(c)(g)	229,998
1,698,073	Series 2023-B40, Class XA, 1.173% due 12/15/56(c)(g)	99,859
358,000	Series 2024-V9, Class A3, 5.602% due 8/15/57	367,920
301,004	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(b)(c)	270,070
	BMO Mortgage Trust:
7,278,323	Series 2024-5C5, Class XA, 1.160% due 2/15/57(c)(g)	300,215
361,000	Series 2024-5C6, Class A3, 5.316% due 9/15/57	366,942
232,000	Series 2024-5C7, Class AS, 5.888% due 11/15/57(c)	238,703
3,407,352	Series 2024-C9, Class XA, 0.861% due 7/15/57(c)(g)	221,352
1,920,000	Series 2025-5C9, Class A3, 5.779% due 4/15/58(c)	1,991,692
2,910,000	BMP, Series 2024-MF23, Class B, 5.970% (1-Month TSFR + 1.642%) due 6/15/41(b)(c)	2,911,819
1,410,000	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.249% (1-Month TSFR + 1.921%) due 8/15/41(b)(c)	1,412,203
620,000	BPR Trust, Series 2024-PMDW, Class A, 5.358% due 11/5/41(b)(c)	625,392
	BRAVO Residential Funding Trust:
143,096	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(b)(c)	133,127
102,834	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(b)(c)	99,221
357,000	BRSP Ltd., Series 2024-FL2, Class A, 6.272% (1-Month TSFR + 1.945%) due 8/19/37(b)(c)	356,321
695,000	BWAY Trust, Series 2025-1535, Class A, 6.309% due 5/5/42(b)(c)	710,475
3,375,000	BX, Series 2024-PALM, Class B, 6.120% (1-Month TSFR + 1.791%) due 6/15/37(b)(c)	3,375,000
	BX Commercial Mortgage Trust:
118,422	Series 2021-21M, Class A, 5.173% (1-Month TSFR + 0.844%) due 10/15/36(b)(c)	117,978
1,380,000	Series 2021-VOLT, Class C, 5.543% (1-Month TSFR + 1.214%) due 9/15/36(b)(c)	1,371,390
100,000	Series 2021-VOLT, Class E, 6.443% (1-Month TSFR + 2.114%) due 9/15/36(b)(c)	99,250
174,958	Series 2021-XL2, Class A, 5.132% (1-Month TSFR + 0.803%) due 10/15/38(b)(c)	174,849
211,890	Series 2022-LP2, Class A, 5.342% (1-Month TSFR + 1.013%) due 2/15/39(b)(c)	211,493
232,973	Series 2024-AIRC, Class A, 6.020% (1-Month TSFR + 1.691%) due 8/15/39(b)(c)	233,701
206,297	Series 2024-GPA3, Class C, 6.221% (1-Month TSFR + 1.892%) due 12/15/39(b)(c)	206,297
2,397,947	Series 2024-MDHS, Class B, 6.170% (1-Month TSFR + 1.841%) due 5/15/41(b)(c)	2,397,947
	BX Trust:
290,000	Series 2019-OC11, Class E, 3.944% due 12/9/41(b)(c)	263,045
85,990	Series 2022-PSB, Class A, 6.780% (1-Month TSFR + 2.451%) due 8/15/39(b)(c)	85,937
280,000	Series 2024-PAT, Class A, 6.419% (1-Month TSFR + 2.090%) due 3/15/41(b)(c)	280,000
182,000	BXP Trust, Series 2017-GM, Class B, 3.425% due 6/13/39(b)(c)	174,126
15,318,343	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.216% due 5/10/50(c)(g)	256,780

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$240,000	CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, 5.317% (1-Month TSFR + 0.988%) due 2/15/39(b)(c)	$233,401
787,797	CIM Trust, Series 2021-R6, Class A1, 1.425% due 7/25/61(b)(c)	697,437
	Citigroup Commercial Mortgage Trust:
1,045,025	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,026,358
29,334,393	Series 2015-GC35, Class XA, 0.704% due 11/10/48(c)(g)	84,113
400,000	Series 2016-P4, Class B, 3.377% due 7/10/49	370,541
3,470,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	3,184,328
170,000	Series 2020-555, Class A, 2.647% due 12/10/41(b)	150,802
2,195,000	Series 2023-SMRT, Class B, 5.852% due 10/12/40(b)(c)	2,229,114
	COLT Mortgage Loan Trust:
420,753	Series 2021-1, Class A1, 0.910% due 6/25/66(b)(c)	359,779
438,273	Series 2021-2, Class A1, 0.924% due 8/25/66(b)(c)	365,487
126,780	Series 2021-2R, Class A1, 0.798% due 7/27/54(b)	115,219
782,254	Series 2021-3, Class A1, 0.956% due 9/27/66(b)(c)	647,008
1,114,316	Series 2021-HX1, Class A1, 1.110% due 10/25/66(b)(c)	950,208
1,101,948	Series 2022-1, Class A1, 2.284% due 12/27/66(b)(c)	985,742
	Commercial Mortgage Trust:
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(b)	191,207
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(b)	275,403
370,000	Series 2024-277P, Class A, 6.338% due 8/10/44(b)	385,115
255,000	Series 2024-CBM, Class A2, 5.867% due 12/10/41(b)(c)	257,671
230,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, 6.122% (SOFR30A + 1.800%) due 2/25/44(b)(c)	232,108
	Credit Suisse Commercial Mortgage Capital Trust:
1,003,212	Series 2018-RPL9, Class A, 3.850% due 9/25/57(b)(c)	966,509
336,818	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(b)(c)	270,314
411,820	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(b)(c)	346,115
2,525,502	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(b)(c)	2,209,329
296,090	Series 2021-RPL4, Class A1, 4.119% due 12/27/60(b)(c)	294,733
1,305,479	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	651,585
	CSMC:
917,549	Series 2010-8R, Class 5A11, 5.760% due 2/26/37(b)(c)	899,301
209,577	Series 2020-NET, Class A, 2.257% due 8/15/37(b)	207,187
169,380	Series 2021-B33, Class A1, 3.053% due 10/10/43(b)	159,997
119,972	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(b)(c)	108,670
554,981	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(b)(c)	495,984
659,084	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(b)(c)	568,121
511,889	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(b)(c)	455,231
	Csmc Trust:
1,081,346	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(b)(c)	898,272
1,289,101	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(b)(c)	1,157,511
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.241% due 6/10/50(c)(g)	128,406
2,034,789	Series 2020-C9, Class XA, 1.705% due 9/15/53(c)(g)	88,326
300,000	DC Trust, Series 2024-HLTN, Class A, 5.727% due 4/13/40(b)(c)	301,956
	Deephaven Residential Mortgage Trust:
69,573	Series 2021-1, Class A1, 0.715% due 5/25/65(b)(c)	66,011
171,477	Series 2021-2, Class A1, 0.899% due 4/25/66(b)(c)	150,718
180,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.636% due 6/5/35(b)(c)	172,162
3,617,297	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 4.961% (1-Month TSFR + 0.634%) due 8/19/45(c)	2,783,764
	Ellington Financial Mortgage Trust:
71,201	Series 2021-1, Class A1, 0.797% due 2/25/66(b)(c)	60,243
191,980	Series 2021-2, Class A1, 0.931% due 6/25/66(b)(c)	158,475

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$731,544	Series 2021-3, Class A1, 1.241% due 9/25/66(b)(c)	$603,646
584,605	Series 2022-1, Class A1, 2.206% due 1/25/67(b)(c)	505,361
308,782	Extended Stay America Trust, Series 2021-ESH, Class A, 5.523% (1-Month TSFR + 1.194%) due 7/15/38(b)(c)	308,782
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
7,052,639	Series 5524, Class FB, 5.522% (SOFR30A + 1.200%) due 4/25/55(c)	6,986,354
1,325,000	Series 5537, Class CS, 1.428% (SOFR30A + 5.750%) due 5/25/55(c)(g)	90,640
4,612,497	Series 5539, Class FC, 5.822% (SOFR30A + 1.500%) due 5/25/55(c)	4,619,656
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
529,173	Series 3835, Class FO, 0.000% due 4/15/41(h)	408,926
3,952,231	Series 4223, Class SB, 0.043% (SOFR30A + 5.293%) due 7/15/43(c)	2,579,207
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	909,194
559,574	Series 4447, Class IO, 5.000% due 3/15/45(g)	116,197
648,512	Series 4504, Class DZ, 3.500% due 8/15/45	608,721
139,784	Series 4518, Class CZ, 3.500% due 10/15/45	128,316
161,375	Series 4751, Class PL, 3.000% due 12/15/47	124,130
3,557,931	Series 4892, Class ES, 1.714% (SOFR30A + 6.036%) due 7/25/45(c)(g)	385,961
7,447,024	Series 4957, Class PB, 2.500% due 3/25/50	6,199,456
307,985	Series 5018, Class LW, 1.000% due 10/25/40	247,564
9,963,906	Series 5068, Class UZ, 2.500% due 1/25/51	6,064,795
644,860	Series 5083, Class AI, 2.500% due 3/25/51(g)	89,907
1,307,126	Series 5092, Class WI, 2.500% due 4/25/36(g)	118,158
5,701,801	Series 5131, Class IG, 3.500% due 8/25/51(g)	1,052,405
745,335	Series 5169, Class IO, 3.000% due 9/25/51(g)	120,374
621,477	Series 5178, Class IO, 4.000% due 3/25/45(g)	112,640
480,967	Series 5201, Class PA, 2.500% due 3/25/52	425,745
159,000	Series 5228, Class JL, 2.500% due 10/25/41	128,536
	Federal National Mortgage Association (FNMA), Aces:
32,293,351	Series 2020-M12, Class IO, 1.286% due 7/25/29(c)(g)	1,138,641
9,108,012	Series 2020-M15, Class X1, 1.453% due 9/25/31(c)(g)	580,526
20,603,982	Series 2020-M7, Class X2, 1.238% due 3/25/31(c)(g)	924,080
4,303,435	Series 2022-M4, Class A1X, 2.458% due 5/25/30(c)	4,023,596
6,678,399	Series 2022-M5, Class A1, 2.346% due 1/1/34(c)	6,216,780
	Federal National Mortgage Association (FNMA), Interest Strip:
1,093,377	Series 426, Class C38, 2.000% due 3/25/52(g)	140,019
890,490	Series 429, Class C3, 2.500% due 9/25/52(g)	140,255
910,597	Series 437, Class C8, 2.500% due 6/25/52(g)	143,988
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	438,439
99,295	Series 2011-51, Class TO, 0.000% due 6/25/41(h)	74,663
110,796	Series 2013-2, Class MA, 3.500% due 2/25/43	104,486
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	914,202
866,482	Series 2013-72, Class IW, 3.500% due 7/25/33(g)	62,397
563,601	Series 2014-95, Class ZC, 3.000% due 1/25/45	505,145
359,375	Series 2015-55, Class PD, 2.500% due 3/25/43	351,435
472,447	Series 2016-3, Class MI, 5.500% due 2/25/46(g)	65,748
538,669	Series 2016-43, Class GZ, 3.000% due 7/25/46	469,385
828,826	Series 2017-105, Class ZE, 3.000% due 1/25/48	639,293
736,644	Series 2017-22, Class BZ, 3.500% due 4/25/47	673,470
499,255	Series 2018-91, Class BE, 3.500% due 12/25/58	446,022
332,085	Series 2020-35, Class AI, 3.000% due 6/25/50(g)	53,605
602,263	Series 2020-37, Class IM, 4.000% due 6/25/50(g)	120,826
515,290	Series 2020-74, Class HI, 5.500% due 10/25/50(g)	91,693
645,027	Series 2020-77, Class HI, 4.000% due 11/25/50(g)	136,738
1,523,343	Series 2020-99, Class KI, 1.500% due 11/25/35(g)	73,866
861,582	Series 2021-3, Class NI, 2.500% due 2/25/51(g)	127,089

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$850,559	Series 2021-3, Class TI, 2.500% due 2/25/51(g)	$142,583
841,878	Series 2021-95, Class GI, 3.000% due 1/25/52(g)	122,540
10,261,255	Series 2021-95, Class ZV, 2.500% due 1/25/52	5,912,656
734,083	Series 2022-3, Class PI, 3.000% due 1/25/52(g)	105,936
8,203,944	Series 2023-36, Class IO, 2.500% due 10/25/52(g)	1,290,462
470,213	Series 2025-3, Class BA, 5.500% due 3/25/52	470,972
431,554	Series 2025-3, Class DA, 5.500% due 4/25/52	432,577
	Freddie Mac Multifamily Structured Pass-Through Certificates:
101,691,334	Series K064, Class X1, 0.589% due 3/25/27(c)(g)	891,569
26,501,777	Series K066, Class X1, 0.730% due 6/25/27(c)(g)	311,955
2,052,144	Series K118, Class X1, 0.952% due 9/25/30(c)(g)	83,737
5,039,336	Series K124, Class X1, 0.716% due 12/25/30(c)(g)	164,965
53,427,127	Series K125, Class X1, 0.577% due 1/25/31(c)(g)	1,398,605
30,468,993	Series K129, Class X1, 1.029% due 5/25/31(c)(g)	1,401,111
27,663,964	Series K130, Class X1, 1.035% due 6/25/31(c)(g)	1,390,399
31,279,444	Series K132, Class X1, 0.507% due 8/25/31(c)(g)	814,786
5,565,000	Series K-158, Class A2, 4.050% due 7/25/33	5,346,964
1,770,767	Series K-162, Class X1, 0.370% due 12/25/33(c)(g)	52,344
2,994,523	Series K-164, Class X1, 0.282% due 5/25/34(c)(g)	73,534
46,097,488	Series K-165, Class X1, 0.599% due 9/25/34(c)(g)	2,161,557
1,573,090	Series K-170, Class X1, 0.399% due 2/25/35(c)(g)	31,985
2,349,340	Series K753, Class X1, 0.229% due 10/25/30(c)(g)	31,707
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,443,107
	Freddie Mac Seasoned Credit Risk Transfer Trust:
258,192	Series 2019-1, Class MA, 3.500% due 7/25/58	247,084
453,925	Series 2019-1, Class MT, 3.500% due 7/25/58	401,763
557,678	Series 2020-1, Class MT, 2.500% due 8/25/59	449,974
5,423,837	Series 2020-2, Class MT, 2.000% due 11/25/59	4,304,073
5,057,318	Series 2020-3, Class M5TW, 3.000% due 5/25/60	4,495,428
	Freddie Mac STACR REMIC Trust:
550,000	Series 2022-DNA4, Class M1B, 7.672% (SOFR30A + 3.350%) due 5/25/42(b)(c)	571,629
245,000	Series 2022-DNA7, Class M1B, 9.322% (SOFR30A + 5.000%) due 3/25/52(b)(c)	264,955
570,000	Series 2022-HQA3, Class M1B, 7.872% (SOFR30A + 3.550%) due 8/25/42(b)(c)	597,579
	Freddie Mac Strips:
596,661	Series 303, Class C10, 3.500% due 1/15/33(g)	50,085
833,698	Series 375, Class C1, 2.500% due 1/25/51(g)	129,258
749,795	Series 386, Class C14, 2.500% due 3/15/52(g)	119,804
2,343,384	Series 389, Class C1, 1.500% due 5/15/37(g)	127,358
1,153,654	Series 389, Class C35, 2.000% due 6/15/52(g)	151,200
928,203	Series 405, Class C17, 2.500% due 8/25/52(g)	148,288
	GCAT Trust:
337,406	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(b)(c)	292,094
378,867	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(b)(c)	321,858
482,930	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(c)	414,424
705,873	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(b)(c)	586,164
1,034,544	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(b)(c)	863,859
326,066	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(b)(c)	300,751
	Government National Mortgage Association (GNMA):
604,720	Series 2012-116, Class IB, 4.000% due 9/16/42(g)	143,411
1,108,635	Series 2012-32, Class Z, 3.500% due 3/20/42	1,018,223
662,283	Series 2014-12, Class ZB, 3.000% due 1/16/44	602,555
519,026	Series 2014-46, Class IO, 5.000% due 3/16/44(g)	73,154
1,818,128	Series 2016-37, Class QF, 4.839% (1-Month TSFR + 0.514%) due 3/20/46(c)	1,779,622
393,996	Series 2019-5, Class JI, 5.000% due 7/16/44(g)	55,965
7,232,732	Series 2020-151, Class MI, 2.500% due 10/20/50(g)	1,056,560
21,498,173	Series 2020-173, Class JI, 2.000% due 11/20/50(g)	2,485,290

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$14,619,090	Series 2021-129, Class IO, 0.983% due 6/16/63(c)(g)	$1,028,554
9,451,413	Series 2021-137, Class IQ, 3.000% due 8/20/51(g)	1,530,964
20,838,519	Series 2021-184, Class IO, 0.885% due 12/16/61(c)(g)	1,404,906
741,385	Series 2021-215, Class KA, 2.500% due 10/20/49	653,559
12,216,963	Series 2021-30, Class IB, 2.500% due 2/20/51(g)	1,809,530
16,555,212	Series 2021-35, Class IO, 1.033% due 12/16/62(c)(g)	1,250,147
18,493,241	Series 2021-52, Class IO, 0.721% due 4/16/63(c)(g)	955,705
14,025,867	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636%) due 4/20/51(c)(g)	460,729
3,904,298	Series 2021-77, Class EA, 1.000% due 7/20/50	2,954,940
13,245,859	Series 2021-77, Class IT, 2.500% due 5/20/51(g)	1,754,974
18,999,034	Series 2021-79, Class IO, 0.884% due 8/16/63(c)(g)	1,236,799
6,531,703	Series 2022-213, Class DO, 0.000% due 1/20/52(h)	2,391,568
390,885	Series 2022-24, Class GA, 3.000% due 2/20/52	358,049
27,107,165	Series 2022-49, Class IO, 0.762% due 3/16/64(c)(g)	1,418,195
14,009,480	Series 2022-61, Class EI, 3.000% due 7/20/51(g)	2,073,159
7,415,376	Series 2022-64, Class IO, 2.500% due 2/20/50(g)	793,588
30,378,719	Series 2022-80, Class IO, 0.594% due 6/16/64(c)(g)	1,338,183
27,831,234	Series 2022-82, Class IO, 0.539% due 2/16/64(c)(g)	1,184,024
23,874,479	Series 2024-29, Class AI, 0.725% due 10/16/65(c)(g)	1,433,634
1,405,000	GS Mortgage Securities Corp. II, Series 2024-70P, Class A, 5.310% due 3/10/41(b)(c)	1,405,479
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 6.226% (1-Month TSFR + 1.897%) due 7/15/31(b)(c)	53,920
400,000	Series 2018-TWR, Class E, 6.726% (1-Month TSFR + 2.397%) due 7/15/31(b)(c)	39,960
400,000	Series 2018-TWR, Class F, 7.426% (1-Month TSFR + 3.097%) due 7/15/31(b)(c)	36,000
400,000	Series 2018-TWR, Class G, 8.551% (1-Month TSFR + 4.222%) due 7/15/31(b)(c)	32,040
200,000	Series 2021-IP, Class C, 5.993% (1-Month TSFR + 1.664%) due 10/15/36(b)(c)	198,500
	GS Mortgage Securities Trust:
9,817,377	Series 2017-GS7, Class XA, 1.073% due 8/10/50(c)(g)	165,329
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(c)	1,370,346
350,000	Series 2018-GS9, Class C, 4.345% due 3/10/51(c)	300,261
4,127,736	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 4.741% (1-Month TSFR + 0.414%) due 1/25/47(c)	3,908,732
344,839	HIH Trust, Series 2024-61P, Class A, 6.171% (1-Month TSFR + 1.842%) due 10/15/41(b)(c)	344,839
1,473,212	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 2/25/68(b)	1,476,927
320,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% due 5/10/39(b)(c)	322,340
	Imperial Fund Mortgage Trust:
376,063	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(b)(c)	316,614
739,983	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(b)(c)	639,814
1,200,715	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(b)	1,139,017
1,150,000	IRV Trust, Series 2025-200P, Class A, 5.295% due 3/14/47(b)(c)	1,141,436
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(b)	1,812,168
805,000	Series 2020-LOOP, Class E, 3.861% due 12/5/38(b)(c)	123,158
292,884	Series 2022-NLP, Class A, 5.175% (1-Month TSFR + 0.847%) due 4/15/37(b)(c)	287,758
	JP Morgan Mortgage Trust:
6,350,248	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,269,393
1,458,109	Series 2021-3, Class B1, 2.935% due 7/25/51(b)(c)	1,203,084
529,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.576% due 3/17/49	523,778
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,062,888
	Legacy Mortgage Asset Trust:
277,276	Series 2021-GS2, Class A1, step bond to yield, 5.750% due 4/25/61(b)	277,198
383,517	Series 2021-GS3, Class A1, step bond to yield, 5.750% due 7/25/61(b)	381,975
188,610	Series 2021-GS4, Class A1, step bond to yield, 4.650% due 11/25/60(b)	188,409
2,351,730	Lehman XS Trust, Series 2007-4N, Class 1A3, 4.919% (1-Month TSFR + 0.594%) due 3/25/47(c)	2,002,878

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$295,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874% due 10/13/33(b)(c)	$294,268
	Life Mortgage Trust:
756,000	Series 2021-BMR, Class D, 5.843% (1-Month TSFR + 1.514%) due 3/15/38(b)(c)	749,385
2,400,000	Series 2022-BMR2, Class D, 6.871% (1-Month TSFR + 2.542%) due 5/15/39(b)(c)	2,147,808
320,000	LoanCore 2025 Issuer LLC, Series 2025-CRE8, Class A, 5.712% (1-Month TSFR + 1.385%) due 8/17/42(b)(c)	318,814
5,994,881	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	2,578,597
360,000	MF1, Series 2024-FL15, Class A, 6.015% (1-Month TSFR + 1.688%) due 8/18/41(b)(c)	361,112
320,000	MF1 LLC, Series 2025-FL17, Class A, 5.647% (1-Month TSFR + 1.320%) due 2/18/40(b)(c)	318,600
	MFA Trust:
171,834	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(b)(c)	162,128
267,280	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(b)(c)	233,434
12,339	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.244% (1-Month TSFR + 0.915%) due 4/15/38(b)(c)	12,332
112,000	MHC Trust, Series 2021-MHC2, Class D, 5.943% (1-Month TSFR + 1.614%) due 5/15/38(b)(c)	111,790
1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.531% due 10/15/48	1,396,913
	Morgan Stanley Capital I Trust:
13,142,407	Series 2016-UB11, Class XA, 1.429% due 8/15/49(c)(g)	145,970
11,149,530	Series 2016-UB12, Class XA, 0.630% due 12/15/49(c)(g)	70,398
400,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	372,011
20,541,000	Series 2019-L3, Class XA, 0.605% due 11/15/52(c)(g)	472,392
400,000	Series 2020-L4, Class B, 3.082% due 2/15/53	356,762
355,766	Series 2024-NSTB, Class A, 3.900% due 9/24/57(b)(c)	342,880
798,167	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.907% due 12/15/56(c)(g)	47,176
	New Residential Mortgage Loan Trust:
241,174	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(b)(c)	218,414
120,182	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(b)(c)	114,151
815,305	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(b)(c)	704,564
1,132,000	NJ, Series 2025-WBRK, Class A, 5.867% due 3/5/35(b)(c)	1,161,732
790,837	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(b)(c)	683,414
2,650,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.312% due 11/5/41(b)(c)	2,585,627
195,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% due 2/10/47(b)(c)	199,006
590,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 5.542% (1-Month TSFR + 1.213%) due 2/15/42(b)(c)	588,265
	OBX Trust:
545,490	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(b)(c)	463,333
490,777	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(b)(c)	396,867
1,010,597	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(b)(c)	896,245
981,746	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 4.843% due 9/25/51(b)	977,230
	Rali Trust:
842,775	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	666,991
2,564,567	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,121,349
100,000	RCO VIII Mortgage LLC, Series 2025-3, Class A1, step bond to yield, 6.435% due 5/25/30(b)	99,877
3,273,095	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	1,698,600
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(b)(c)	3,000,614
102,504	Series 2021-1R, Class A1, 0.859% due 1/25/65(b)(c)	98,043
174,000	ROCK Trust, Series 2024-CNTR, Class A, 5.388% due 11/13/41(b)	176,196
	SG Residential Mortgage Trust:
753,406	Series 2021-1, Class A1, 1.160% due 7/25/61(b)(c)	618,072
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(b)(c)	3,906,418
1,455,000	SHR Trust, Series 2024-LXRY, Class A, 6.279% (1-Month TSFR + 1.950%) due 10/15/41(b)(c)	1,456,820

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
$1,760,000	SMRT, Series 2022-MINI, Class D, 6.279% (1-Month TSFR + 1.950%) due 1/15/39(b)(c)	$1,729,200
109,049	SREIT Trust, Series 2021-MFP, Class C, 5.772% (1-Month TSFR + 1.443%) due 11/15/38(b)(c)	108,640
326,856	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(b)(c)	304,550
	Starwood Mortgage Residential Trust:
109,203	Series 2021-2, Class A1, 0.943% due 5/25/65(b)(c)	101,864
559,321	Series 2021-3, Class A1, 1.127% due 6/25/56(b)(c)	471,136
757,363	Series 2021-4, Class A1, 1.162% due 8/25/56(b)(c)	658,930
763,106	Series 2021-6, Class A1, 1.920% due 11/25/66(b)(c)	670,430
220,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 6.321% (1-Month TSFR + 1.992%) due 12/15/39(b)(c)	215,998
985,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, 5.622% (1-Month TSFR + 1.293%) due 4/15/42(b)(c)	980,536
	Towd Point Mortgage Trust:
1,402,036	Series 2021-R1, Class A1, 2.918% due 11/30/60(b)(c)	1,204,018
2,394,713	Series 2022-4, Class A1, 3.750% due 9/25/62(b)	2,275,392
266,650	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(b)(c)	235,765
319,389	TRTX Issuer Ltd., Series 2022-FL5, Class A, 5.979% (1-Month TSFR + 1.650%) due 2/15/39(b)(c)	319,171
3,683,807	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.469% due 6/15/50(c)(g)	75,625
173,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(b)	174,562
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(b)(c)	2,870,919
197,011	Series 2021-2, Class A1, 1.031% due 2/25/66(b)(c)	173,679
352,072	Series 2021-4, Class A1, 0.938% due 7/25/66(b)(c)	289,924
864,381	Series 2021-5, Class A1, 1.013% due 9/25/66(b)(c)	737,665
895,217	Series 2021-6, Class A1, 1.630% due 10/25/66(b)(c)	775,824
1,099,938	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(b)	982,865
109,682	Series 2021-R1, Class A1, 0.820% due 10/25/63(b)(c)	105,437
232,249	Series 2021-R2, Class A1, 0.918% due 2/25/64(b)(c)	214,044
782,360	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(b)	720,790
139,123	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 5.992% due 5/25/51(b)	138,823
45,405	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 5.893% due 2/27/51(b)	45,354
346,695	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 6.240% due 4/25/51(b)	346,154
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,358,863
8,600,169	Series 2017-C38, Class XA, 0.909% due 7/15/50(c)(g)	116,379
484,787	Series 2018-C45, Class ASB, 4.147% due 6/15/51	482,080
361,000	Series 2019-JWDR, Class C, 3.038% due 9/15/31(b)(c)	353,487
4,339,304	Series 2024-C63, Class XA, 1.004% due 8/15/57(c)(g)	319,202
	Total Mortgage Securities	271,235,534
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $325,782,985)	278,380,916
ASSET-BACKED SECURITIES - 11.5%
Automobile ABS - 2.9%
1,470,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810% due 4/18/28	1,468,380
2,960,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330% due 8/20/26(b)	2,950,280
1,000,000	Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.150% due 3/25/30(b)	990,672
31,559	CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910% due 8/16/27(b)	31,575
47,271	DT Auto Owner Trust, Series 2023-1A, Class B, 5.190% due 10/16/28(b)	47,279
2,974,472	Enterprise Fleet Financing LLC, Series 2024-3, Class A2, 5.310% due 4/20/27(b)	2,984,004
	Exeter Automobile Receivables Trust:
38,918	Series 2021-1A, Class D, 1.080% due 11/16/26	38,823
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(b)	889,705
49,404	Series 2023-3A, Class B, 6.110% due 9/15/27	49,468

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Automobile ABS - (continued)
	Ford Credit Auto Lease Trust:
$5,640,000	Series 2023-B, Class B, 6.200% due 2/15/27	$5,690,544
5,800,000	Series 2024-B, Class A3, 4.990% due 12/15/27	5,833,643
	Ford Credit Auto Owner Trust:
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(b)	3,603,580
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,398,553
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,440,847
	GM Financial Consumer Automobile Receivables Trust:
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,465,363
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,512,840
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,584,590
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,337,370
152,088	Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.980% due 2/15/28	152,118
154,910	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% due 7/25/31(b)	155,601
5,950,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870% due 6/21/39(b)	5,966,928
	Total Automobile ABS	44,592,163
Commercial MBS - 0.2%
	BSPRT Issuer Ltd.:
18,200	Series 2021-FL6, Class A, 5.543% (1-Month TSFR + 1.214%) due 3/15/36(b)(c)	18,196
370,000	Series 2021-FL7, Class B, 6.493% (1-Month TSFR + 2.164%) due 12/15/38(b)(c)	369,780
264,972	FS RIALTO, Series 2021-FL2, Class A, 5.663% (1-Month TSFR + 1.334%) due 5/16/38(b)(c)	264,135
242,965	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 5.463% (1-Month TSFR + 1.134%) due 7/15/39(b)(c)	242,825
175,888	KREF Ltd., Series 2021-FL2, Class A, 5.513% (1-Month TSFR + 1.184%) due 2/15/39(b)(c)	175,346
334,251	MF1 LLC, Series 2022-FL9, Class A, 6.474% (1-Month TSFR + 2.150%) due 6/19/37(b)(c)	334,886
	MF1 Ltd.:
199,229	Series 2021-FL7, Class A, 5.521% (1-Month TSFR + 1.194%) due 10/16/36(b)(c)	198,991
102,006	Series 2022-FL8, Class A, 5.674% (1-Month TSFR + 1.350%) due 2/19/37(b)(c)	101,931
845,000	Series 2022-FL8, Class AS, 6.074% (1-Month TSFR + 1.750%) due 2/19/37(b)(c)	843,079
243,744	STWD Ltd., Series 2021-FL2, Class A, 5.643% (1-Month TSFR + 1.314%) due 4/18/38(b)(c)	241,570
243,947	TRTX Issuer Ltd., Series 2021-FL4, Class A, 5.643% (1-Month TSFR + 1.314%) due 3/15/38(b)(c)	243,014
	Total Commercial MBS	3,033,753
Credit Card ABS - 0.1%
1,430,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740% due 10/15/29	1,454,681
Home Equity ABS - 1.0%
1,276,075	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 4.669% (1-Month TSFR + 0.344%) due 5/25/37(c)	899,134
4,123,043	C-BASS Trust, Series 2006-CB9, Class A4, 4.899% (1-Month TSFR + 0.574%) due 11/25/36(c)	1,852,663
3,809,760	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.804% (1-Month TSFR + 0.594%) due 5/25/36(c)	2,548,792
7,212,249	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 3.846% (1-Month TSFR + 0.394%) due 11/25/37(c)	3,465,095
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 5.174% (1-Month TSFR + 0.849%) due 10/25/35(c)	3,446,444
8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 5.059% (1-Month TSFR + 0.734%) due 7/25/36(c)	3,087,847
	Total Home Equity ABS	15,299,975
Other ABS - 7.0%
405,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610% due 2/15/29(b)	406,351
690,000	Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.000% due 8/17/48(b)	695,698
	AMSR Trust:
2,392,000	Series 2024-SFR1, Class B, step bond to yield, 4.290% due 7/17/41(b)	2,310,393
415,000	Series 2024-SFR2, Class A, 4.150% due 11/17/41(b)	402,427

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Other ABS - (continued)
$500,000	APIDOS CLO XLI Ltd., Series 2022-41A, Class D1R, 7.269% (3-Month TSFR + 3.000%) due 10/20/37(b)(c)	$502,195
440,000	Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.490% due 7/15/31(b)	447,539
750,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(b)	755,169
1,045,000	Bain Capital Credit CLO Ltd., Series 2023-4A, Class B, 6.769% (3-Month TSFR + 2.500%) due 10/21/36(b)(c)	1,050,141
835,000	Barings CLO Ltd., Series 2024-1A, Class B, 6.369% (3-Month TSFR + 2.100%) due 1/20/37(b)(c)	838,093
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 5.687% (3-Month TSFR + 1.412%) due 4/24/34(b)(c)	1,000,764
500,000	Battalion CLO XXI Ltd., Series 2021-21A, Class B, 6.268% (3-Month TSFR + 2.012%) due 7/15/34(b)(c)	501,015
303,286	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.050% due 3/15/29(b)	303,526
500,000	Brant Point CLO Ltd., Series 2024-5A, Class D1, 7.369% (3-Month TSFR + 3.100%) due 10/20/37(b)(c)	498,330
500,000	Carlyle US CLO, Series 2024-4A, Class D, 7.469% (3-Month TSFR + 3.200%) due 7/20/37(b)(c)	498,377
500,000	CARLYLE US CLO Ltd., Series 2018-4A, Class D1R, 7.380% (3-Month TSFR + 3.100%) due 10/17/37(b)(c)	502,694
	CBAM Ltd.:
1,495,000	Series 2017-2A, Class BR, 6.391% (3-Month TSFR + 2.112%) due 7/17/34(b)(c)	1,495,489
750,000	Series 2019-10A, Class DR, 8.031% (3-Month TSFR + 3.762%) due 4/20/32(b)(c)	745,541
1,000,000	Cedar Funding XIX CLO Ltd., Series 2024-19A, Class D1, 7.241% (3-Month TSFR + 3.000%) due 1/23/38(b)(c)	999,672
	CF Hippolyta Issuer LLC:
285,227	Series 2020-1, Class A1, 1.690% due 7/15/60(b)	283,111
122,518	Series 2021-1A, Class A1, 1.530% due 3/15/61(b)	117,964
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(b)	103,873
183,701	Series 2022-1A, Class A1, 5.970% due 8/15/62(b)	183,760
500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, 7.319% (3-Month TSFR + 3.050%) due 10/20/37(b)(c)	498,747
	Clover CLO LLC:
500,000	Series 2018-1A, Class A1RR, 5.799% (3-Month TSFR + 1.530%) due 4/20/37(b)(c)	501,649
500,000	Series 2021-3A, Class DR, 6.832% (3-Month TSFR + 2.550%) due 1/25/35(b)(c)	488,833
	CNH Equipment Trust:
2,675,836	Series 2024-C, Class A2A, 4.300% due 2/18/28	2,671,340
2,670,000	Series 2024-C, Class A3, 4.030% due 1/15/30	2,656,684
1,000,000	Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.300% due 12/26/51(b)	961,208
341,431	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.970% due 7/16/29(b)	344,297
1,000,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500% due 5/20/49(b)	963,643
	DB Master Finance LLC:
1,569,263	Series 2019-1A, Class A23, 4.352% due 5/20/49(b)	1,528,565
322,310	Series 2021-1A, Class A23, 2.791% due 11/20/51(b)	278,170
	Domino's Pizza Master Issuer LLC:
848,663	Series 2015-1A, Class A2II, 4.474% due 10/25/45(b)	845,964
974,400	Series 2019-1A, Class A2, 3.668% due 10/25/49(b)	920,544
1,248,690	Series 2021-1A, Class A2I, 2.662% due 4/25/51(b)	1,158,540
655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class BR, 6.079% (3-Month TSFR + 1.750%) due 4/16/36(b)(c)	654,959
500,000	Elmwood CLO XII Ltd., Series 2021-5A, Class D1R, 7.356% (3-Month TSFR + 3.100%) due 10/15/37(b)(c)	491,306
500,000	ExteNet Issuer LLC, Series 2024-1A, Class B, 6.150% due 7/25/54(b)	503,352
800,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 7.418% (3-Month TSFR + 3.162%) due 7/15/30(b)(c)	801,180
1,339,706	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.250% due 7/17/39(b)	1,323,806
500,000	Goldentree Loan Management US CLO 12 Ltd., Series 2022-12A, Class DR, 7.272% (3-Month TSFR + 3.000%) due 7/20/37(b)(c)	501,632

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Other ABS - (continued)
$1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(b)	$752,103
	Home Partners of America Trust:
1,620,198	Series 2021-1, Class D, 2.477% due 9/17/41(b)	1,406,474
740,090	Series 2021-1, Class E, 2.577% due 9/17/41(b)	630,573
852,605	Series 2021-1, Class F, 3.325% due 9/17/41(b)	716,586
2,936,978	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(b)	2,788,350
483,350	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375% due 9/15/49(b)	472,096
	HPEFS Equipment Trust:
3,105,000	Series 2024-1A, Class A3, 5.180% due 5/20/31(b)	3,111,342
1,725,000	Series 2024-2A, Class B, 5.350% due 10/20/31(b)	1,740,033
	John Deere Owner Trust:
1,950,000	Series 2023-B, Class A4, 5.110% due 5/15/30	1,969,790
2,400,000	Series 2023-C, Class A4, 5.390% due 8/15/30	2,440,499
6,900,000	Series 2024-A, Class A4, 4.910% due 2/18/31	6,973,087
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class D, 9.519% (3-Month TSFR + 5.250%) due 10/20/36(b)(c)	1,011,626
3,350,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.190% due 7/17/28(b)	3,390,359
1,000,000	LCM XV LP, Series 15A, Class DR, 8.231% (3-Month TSFR + 3.962%) due 7/20/30(b)(c)	1,002,476
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 5.781% (3-Month TSFR + 1.502%) due 10/17/34(b)(c)	1,000,957
550,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910% due 10/20/61(b)	516,158
600,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class DR, 7.768% (3-Month TSFR + 3.512%) due 10/15/34(b)(c)	594,089
1,000,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class D1R2, 6.969% (3-Month TSFR + 2.700%) due 1/21/38(b)(c)	993,261
6,029	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.600% due 12/16/30(b)	6,035
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/15/28(b)	2,954,901
1,800,000	PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, 7.440% (1-Month TSFR + 3.115%) due 3/25/26(b)(c)	1,804,990
	Progress Residential Trust:
2,065,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(b)	1,901,139
321,295	Series 2022-SFR3, Class A, 3.200% due 4/17/39(b)	312,041
237,732	Series 2022-SFR5, Class A, 4.451% due 6/17/39(b)	236,438
1,058,950	Series 2022-SFR6, Class A, 4.451% due 7/20/39(b)	1,052,159
548,783	Series 2023-SFR1, Class A, 4.300% due 3/17/40(b)	541,034
466,692	Series 2024-SFR2, Class A, 3.300% due 4/17/41(b)	440,757
730,000	Series 2025-SFR1, Class A, step bond to yield, 3.400% due 2/17/42(b)	683,705
	Retained Vantage Data Centers Issuer LLC:
1,040,000	Series 2023-1A, Class A2A, 5.000% due 9/15/48(b)	1,028,079
500,000	Series 2023-1A, Class B, 5.750% due 9/15/48(b)	484,576
560,000	Series 2024-1A, Class A2, 4.992% due 9/15/49(b)	550,080
1,420,000	RR 23 Ltd., Series 2022-23A, Class A2R, 6.906% (3-Month TSFR + 2.650%) due 10/15/35(b)(c)	1,423,819
165,000	Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.000% due 4/20/49(b)	166,750
285,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520% due 1/20/32(b)	291,893
500,000	Shackleton CLO Ltd., Series 2013-3A, Class DR, 7.538% (3-Month TSFR + 3.282%) due 7/15/30(b)(c)	500,115
500,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class B, 6.331% (3-Month TSFR + 2.062%) due 10/20/31(b)(c)	500,288
	Stack Infrastructure Issuer LLC:
590,000	Series 2023-2A, Class A2, 5.900% due 7/25/48(b)	593,515
320,000	Series 2024-1A, Class A2, 5.900% due 3/25/49(b)	323,632
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 7.643% (1-Month TSFR + 3.314%) due 4/17/38(b)(c)	3,486,838
497,500	Subway Funding LLC, Series 2024-1A, Class A23, 6.505% due 7/30/54(b)	505,841
361,908	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(b)	275,292

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Other ABS - (continued)
$1,635,060	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(b)	$1,420,619
1,000,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.200% due 6/25/54(b)	1,004,049
1,473,750	Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.542% due 8/25/51(b)	1,258,526
	T-Mobile US Trust:
2,300,000	Series 2024-1A, Class A, 5.050% due 9/20/29(b)	2,315,085
6,000,000	Series 2024-2A, Class A, 4.250% due 5/21/29(b)	5,988,376
	Tricon Residential Trust:
379,330	Series 2023-SFR1, Class A, 5.100% due 7/17/40(b)	379,449
260,000	Series 2024-SFR1, Class A, 4.650% due 4/17/41(b)	257,972
618,331	Series 2024-SFR4, Class A, 4.300% due 11/17/41(b)	603,271
	Upstart Pass-Through Trust:
36,558	Series 2021-ST3, Class A, 2.000% due 5/20/27(b)	36,344
68,513	Series 2021-ST4, Class A, 2.000% due 7/20/27(b)	67,869
670,000	VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.590% due 5/15/54(b)	674,753
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 5.648% (3-Month TSFR + 1.392%) due 4/15/34(b)(c)	1,715,355
	Verizon Master Trust:
3,355,000	Series 2024-1, Class C, 5.490% due 12/20/28	3,365,466
2,695,000	Series 2024-8, Class B, 4.820% due 11/20/30	2,695,742
1,055,000	Series 2024-8, Class C, 4.990% due 11/20/30	1,055,854
500,000	Wellfleet CLO Ltd., Series 2019-1A, Class CR, 8.081% (3-Month TSFR + 3.812%) due 7/20/32(b)(c)	496,703
943,325	Wendy's Funding LLC, Series 2022-1A, Class A2I, 4.236% due 3/15/52(b)	917,146
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(b)	929,530
685,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648% due 3/20/55(b)	688,272
	Total Other ABS	110,180,698
Student Loan ABS - 0.1%
	Navient Private Education Refi Loan Trust:
298,579	Series 2021-EA, Class A, 0.970% due 12/16/69(b)	265,610
467,821	Series 2021-FA, Class A, 1.110% due 2/18/70(b)	411,682
588,317	Series 2023-A, Class A, 5.510% due 10/15/71(b)	592,678
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	955,326
	Total Student Loan ABS	2,225,296
WL Collateral CMO - 0.2%
4,855,917	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 4.719% (1-Month
388,184	TSFR + 0.394%) due 3/25/37(c) VOLT CII LLC, Series 2021-NP11, Class A1, step bond to yield, 4.868% due 8/25/51(b)	2,495,878 387,058
379,162	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 4.992% due 8/25/51(b)	378,962
107,215	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 6.116% due 4/25/51(b)	107,151
114,006	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 6.240% due 3/27/51(b)	113,864
	Total WL Collateral CMO	3,482,913
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $189,333,417)	180,269,479
SOVEREIGN BONDS - 0.5%
Bermuda - 0.1%
	Bermuda Government International Bond:
890,000	2.375% due 8/20/30	774,745
800,000	5.000% due 7/15/32	774,464
	Total Bermuda	1,549,209
Colombia - 0.0%
200,000	Colombia Government International Bond, 4.125% due 5/15/51	111,480
Guatemala - 0.0%
	Guatemala Government Bond:
200,000	4.500% due 5/3/26	197,770
200,000	4.375% due 6/5/27	196,066
	Total Guatemala	393,836

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS - (continued)
Hungary - 0.0%
$635,000	Hungary Government International Bond, 5.500% due 3/26/36(b)	$601,027
Israel - 0.1%
	Israel Government International Bond:
515,000	5.375% due 2/19/30	518,862
200,000	2.750% due 7/3/30	177,980
	Total Israel	696,842
Mexico - 0.2%
	Mexico Government International Bond:
210,000	3.500% due 2/12/34	172,116
1,575,000	6.000% due 5/7/36	1,507,039
420,000	6.875% due 5/13/37	424,011
500,000	6.338% due 5/4/53	437,925
200,000	6.400% due 5/7/54	176,044
	Total Mexico	2,717,135
Panama - 0.0%
250,000	Panama Government International Bond, 2.252% due 9/29/32	183,750
Peru - 0.0%
325,000	Peruvian Government International Bond, 5.375% due 2/8/35	319,475
Romania - 0.1%
	Romanian Government International Bond:
300,000	5.875% due 1/30/29(b)	298,420
1,130,000	3.625% due 3/27/32	944,530
60,000	5.750% due 3/24/35(b)	53,832
166,000	7.500% due 2/10/37(b)	166,520
	Total Romania	1,463,302
Uruguay - 0.0%
315,000	Uruguay Government International Bond, 4.375% due 1/23/31	310,810
	TOTAL SOVEREIGN BONDS
	(Cost - $8,639,210)	8,346,866
SENIOR LOANS(c) - 0.3%
Canada - 0.0%
10,000	1261229 BC Ltd., 10.587% (1-Month USD-SOFR + 0.625)% due 10/8/30	9,476
38,095	Garda World Security Corp, 7.333% (1-Month USD-SOFR + 0.300)% due 2/1/29	37,937
79,184	Husky Injection Molding Systems Ltd., 8.785% (6-Month USD-SOFR + 0.450)% due 2/15/29	78,850
21,544	Ontario Gaming GTA LP, 8.549% (3-Month USD-SOFR + 0.425)% due 8/1/30	21,178
38,539	WestJet Loyalty LP, 7.549% (3-Month USD-SOFR + 0.325)% due 2/14/31	38,174
	Total Canada	185,615
Cayman Islands - 0.0%
35,000	AAdvantage Loyality IP Ltd., due 5/7/32(i)	35,124
France - 0.0%
49,074	Altice France SA, 9.756% (3-Month USD-SOFR + 0.550)% due 8/15/28	45,079
Germany - 0.0%
25,000	MV Holding GmbH, 6.577% (1-Month USD-SOFR + 0.225)% due 3/17/32	25,000
Ireland - 0.0%
15,000	Flutter Entertainment PLC, due 5/22/32(i)	14,944
Netherlands - 0.0%
49,875	GBT Group Services BV, 6.783% (3-Month USD-SOFR + 0.250)% due 7/28/31	49,813
34,801	Hunter Douglas Holding BV, 7.549% (3-Month USD-SOFR + 0.325)% due 1/17/32	34,235
	Total Netherlands	84,048
United Kingdom - 0.0%
55,000	CFC Bidco 2022 Ltd.,due 5/30/32(i)	54,587
56,479	EG Group Ltd., 8.583% (3-Month USD-SOFR + 0.425)% due 2/7/28	56,603
	Ineos Quattro Holdings UK Ltd.:
4,090	8.677% (1-Month USD-SOFR + 0.425)% due 4/2/29	3,732

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) - (continued)
United Kingdom - (continued)
$60,000	8.577% (1-Month USD-SOFR + 0.425)% due 10/7/31	$53,400
	Total United Kingdom	168,322
United States - 0.3%
77,616	Acuris Finance US Inc., 8.049% (3-Month USD-SOFR + 0.375)% due 2/16/28	77,486
93,346	ADMI Corp., 8.191% (1-Month USD-SOFR + 0.375)% due 12/23/27	89,285
35,000	Alera Group Inc., due 5/21/32(i)	35,020
58,899	Allied Universal Holdco LLC, 8.177% (1-Month USD-SOFR + 0.375)% due 5/12/28	58,955
20,000	Applied Systems Inc., 8.799% (3-Month USD-SOFR + 0.450)% due 2/23/32	20,445
89,550	Apro LLC, 8.049% (3-Month USD-SOFR + 0.375)% due 7/9/31	89,028
74,921	Ascend Learning LLC, 7.327% (1-Month USD-SOFR + 0.300)% due 12/11/28	74,530
69,648	Aspire Bakeries Holdings LLC, 8.577% (1-Month USD-SOFR + 0.425)% due 12/23/30	69,706
	Asurion LLC:
20,000	9.691% (1-Month USD-SOFR + 0.525)% due 1/31/28	19,275
83,929	8.677% (1-Month USD-SOFR + 0.425)% due 8/19/28	83,615
134,039	BCPE Empire Holdings Inc., 7.577% (1-Month USD-SOFR + 0.325)% due 12/11/30	132,716
15,060	Boxer Parent Co., Inc., 10.083% (3-Month USD-SOFR + 0.575)% due 7/30/32	14,401
26,371	Brand Industrial Services Inc., 8.776% (3-Month USD-SOFR + 0.450)% due 8/1/30	21,921
64,513	Broadstreet Partners Inc., 7.327% (1-Month USD-SOFR + 0.300)% due 6/13/31	64,559
35,000	Camelot US Acquisition LLC,due 1/31/31(i)	34,912
44,663	Cengage Learning Inc., 7.828% (1-Month USD-SOFR + 0.350)% due 3/24/31	44,683
19,950	Central Parent LLC, 7.549% (3-Month USD-SOFR + 0.325)% due 7/6/29	17,723
15,000	Clearwater Analytics LLC, 6.519% (3-Month USD-SOFR + 0.225)% due 4/21/32	15,000
34,825	Cloud Software Group Inc., 8.049% (3-Month USD-SOFR + 0.375)% due 3/21/31	34,722
52,741	ClubCorp Holdings Inc., 9.561% (3-Month USD-SOFR + 0.500)% due 9/18/26	52,730
	Clydesdale Acquisition Holdings Inc.:
344	0.224% (3-Month USD-SOFR + 0.325)% due 4/1/32	341
19,656	7.548% (3-Month USD-SOFR + 0.325)% due 4/1/32	19,494
55,401	Commscope LLC, 9.577% (1-Month USD-SOFR + 0.525)% due 12/17/29	55,878
19,950	Corpay Technologies Operating Co. LLC, 6.077% (1-Month USD-SOFR + 0.175)% due 4/28/28	19,938
80,000	Cotiviti Inc., 7.074% (1-Month USD-SOFR + 0.275)% due 3/26/32	79,366
9,975	Creative Artists Agency LLC, 7.077% (1-Month USD-SOFR + 0.275)% due 10/1/31	9,969
34,913	Crown Finance US Inc., 9.579% (1-Month USD-SOFR + 0.525)% due 12/2/31	34,925
	CSC Holdings LLC:
18,329	9.000% (3-Month USD-SOFR + 0.150)% due 4/15/27	17,962
10,000	8.829% (1-Month USD-SOFR + 0.450)% due 1/18/28	9,862
28,638	Cyxtera DC Holdings, Inc, 0.000% (3-Month USD-SOFR + 3.000)% due 5/1/24(d)	157
26,143	DexKo Global Inc., 8.191% (1-Month USD-SOFR + 0.375)% due 10/4/28	24,925
10,633	DIRECTV Financing LLC, 9.541% (3-Month USD-SOFR + 0.500)% due 8/2/27	10,663
59,400	EAB Global Inc., 7.327% (1-Month USD-SOFR + 0.300)% due 8/16/30	58,093
64,109	Eagle Parent Corp., 8.549% (3-Month USD-SOFR + 0.425)% due 4/2/29	62,266
50,000	Edelman Financial Engines Center LLC, 9.577% (1-Month USD-SOFR + 0.525)% due 10/6/28	49,781
24,875	EMRLD Borrower LP, 6.799% (3-Month USD-SOFR + 0.250)% due 8/4/31	24,735
56,328	Fertitta Entertainment LLC, 7.827% (1-Month USD-SOFR + 0.350)% due 1/27/29	55,964
15,000	Focus Financial Partners LLC, due 9/15/31(i)	14,909
43,070	Freeport LNG investments LLLP, 7.522% (3-Month USD-SOFR + 0.325)% due 12/21/28	43,024
53,015	Gainwell Acquisition Corp., 8.399% (3-Month USD-SOFR + 0.400)% due 10/1/27	50,682
5,000	Golden State Foods LLC, 8.592% (1-Month USD-SOFR + 0.425)% due 12/4/31	5,023
35,000	Grant Thornton Advisors LLC, due 6/2/31(i)	34,971
13,661	Gray Television Inc., 7.439% (1-Month USD-SOFR + 0.300)% due 12/1/28	13,147
15,000	Herc Holdings Inc., due 5/20/32(i)	15,050
10,000	Herschend Entertainment Co. LLC, 7.575% (1-Month USD-SOFR + 0.325)% due 5/14/32	10,023
49,709	Hexion Inc., 8.325% (1-Month USD-SOFR + 0.400)% due 3/15/29	49,345
102,471	Ineos US Finance LLC, 7.327% (1-Month USD-SOFR + 0.300)% due 2/7/31	98,731
	Kaman Corp.:
11,638	1.000% (3-Month USD-SOFR + 0.100)% due 2/26/32	11,552
123,362	7.054% (3-Month USD-SOFR + 0.275)% due 2/26/32	122,457

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(c) - (continued)
United States - (continued)
$15,000	Kaseya Inc., 7.577% (1-Month USD-SOFR + 0.325)% due 3/20/32	$14,989
28,090	Kronos Acquisition Holdings Inc., 8.299% (3-Month USD-SOFR + 0.400)% due 7/8/31	23,897
136,269	LBM Acquisition LLC, 8.175% (1-Month USD-SOFR + 0.375)% due 6/6/31	122,010
64,837	LC Ahab US Bidco LLC, 7.327% (1-Month USD-SOFR + 0.300)% due 5/1/31	63,865
61,045	LifePoint Health Inc., 8.006% (3-Month USD-SOFR + 0.375)% due 5/17/31	60,187
10,489	Lumen Technologies Inc., 6.791% (1-Month USD-SOFR + 0.235)% due 4/16/29	10,377
50,000	Madison IAQ LLC, 7.510% (3-Month USD-SOFR + 0.325)% due 5/6/32	49,993
44,775	Madison Safety & Flow LLC, 7.077% (1-Month USD-SOFR + 0.275)% due 9/26/31	44,803
87,432	McAfee Corp., 7.329% (1-Month USD-SOFR + 0.300)% due 3/1/29	83,979
17,998	MH SUB I LLC, 8.577% (1-Month USD-SOFR + 0.425)% due 12/31/31	16,365
45,000	MI Windows & Doors LLC, 7.327% (1-Month USD-SOFR + 0.300)% due 3/28/31	44,866
	Mitchell International Inc.:
49,766	7.577% (1-Month USD-SOFR + 0.325)% due 6/17/31	49,569
55,000	9.577% (1-Month USD-SOFR + 0.525)% due 6/17/32	53,419
120,671	NEP Group Inc., 9.344% (3-Month USD-SOFR + 0.475)% due 8/19/26	109,140
21,807	Peraton Corp., 8.177% (1-Month USD-SOFR + 0.375)% due 2/1/28	18,855
49,602	PetSmart LLC, 8.177% (1-Month USD-SOFR + 0.375)% due 2/11/28	49,365
82,776	Polaris Newco LLC, 8.291% (3-Month USD-SOFR + 0.375)% due 6/2/28	80,105
73,764	Pregis TopCo LLC, 8.327% (1-Month USD-SOFR + 0.400)% due 2/1/29	73,787
49,741	Pretium PKG Holdings Inc., 8.010% (3-Month USD-SOFR + 0.375)% due 10/2/28	49,431
80,000	Quikrete Holdings Inc., 6.577% (1-Month USD-SOFR + 0.225)% due 2/10/32	79,600
9,444	QXO Building Products Inc., 7.280% (3-Month USD-SOFR + 0.300)% due 4/30/32	9,470
60,611	Radiology Partners Inc., 8.091% (3-Month USD-SOFR + 0.350)% due 1/31/29	60,038
35,000	RealPage Inc., 8.049% (3-Month USD-SOFR + 0.375)% due 4/24/28	34,967
	Sabre GLBL Inc.:
16,533	7.941% (1-Month USD-SOFR + 0.700)% due 12/17/27	16,058
48,278	10.427% (1-Month USD-SOFR + 1.200)% due 11/15/29	47,043
	Savor Acquisition Inc.:
6,034	0.000% (3-Month USD-SOFR + 0.000)% due 2/19/32	6,040
63,966	7.577% (1-Month USD-SOFR + 0.325)% due 2/19/32	64,026
73,327	Stubhub Holdco Sub LLC, 9.077% (1-Month USD-SOFR + 0.475)% due 3/15/30	71,402
8,631	SWF Holdings I Corp., 8.441% (1-Month USD-SOFR + 0.400)% due 10/6/28	6,867
26,145	Team Health Holdings Inc., 9.530% (3-Month USD-SOFR + 0.525)% due 3/2/27	25,988
80,000	Tecta America Corp., 7.327% (1-Month USD-SOFR + 0.300)% due 2/18/32	80,013
54,512	Trident TPI Holdings Inc., 8.049% (3-Month USD-SOFR + 0.375)% due 9/15/28	52,666
36,495	Upbound Group Inc., 7.030% (3-Month USD-SOFR + 0.275)% due 2/17/28	36,541
50,349	Vantage Specialty Chemicals Inc., 9.025% (3-Month USD-SOFR + 0.475)% due 10/26/26	47,831
29,925	Verde Purchaser LLC, 8.299% (3-Month USD-SOFR + 0.400)% due 11/30/30	29,921
58,188	Vestis Corp., 6.580% (3-Month USD-SOFR + 0.225)% due 2/22/31	54,793
49,375	Victra Holdings LLC, 8.549% (3-Month USD-SOFR + 0.425)% due 3/31/29	49,252
105,000	Voyager Parent LLC, due 5/9/32(i)	102,982
25,000	W. R. Grace Holdings LLC, 7.549% (3-Month USD-SOFR + 0.325)% due 9/22/28	24,900
29,850	WaterBridge Midstream Operating LLC, 9.053% (3-Month USD-SOFR + 0.475)% due 6/27/29	28,656
74,625	White Cap Supply Holdings LLC, 7.577% (1-Month USD-SOFR + 0.325)% due 10/19/29	73,791
10,000	WhiteWater Matterhorn Holdings LLC, due 5/12/32(i)	9,981
	Zayo Group Holdings Inc.:
19,949	due 3/9/27(i)	19,062
5,000	7.441% (1-Month USD-SOFR + 0.300)% due 3/9/27	4,765
84,788	Zelis Cost Management Buyer Inc., 7.577% (1-Month USD-SOFR + 0.325)% due 11/26/31	84,536
10,000	Ziggo Financing Partnership, 6.943% (1-Month USD-SOFR + 0.250)% due 4/30/28	9,717
	Total United States	4,203,853
	TOTAL SENIOR LOANS
	(Cost - $4,842,049)	4,761,985

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 0.1%
California - 0.0%
$20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	$21,035
245,000	AA-	State of California, GO, 7.300% due 10/1/39	278,796
		Total California	299,831
District of Columbia - 0.0%
80,000	A-	District of Columbia, Revenue Bonds, 5.751% due 4/1/35	81,673

Massachusetts - 0.0%
239,638	Aa1(j)	Commonwealth of Massachusetts, Revenue Bonds, 4.110% due 7/15/31	236,735
New York - 0.1%
435,000	A-	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	467,284
695,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	675,709
		Total New York	1,142,993
		TOTAL MUNICIPAL BONDS
		(Cost - $2,037,391)	1,761,232

Shares/Units

OPEN-END FUND - 0.8%
145,349	iShares 20+ Year Treasury Bond
	(Cost - $12,643,936)	12,540,712
EXCHANGE TRADED FUND (ETF) - 0.5%
79,819	iShares Core U.S. Aggregate Bond
	(Cost - $7,804,027)	7,830,244
COMMON STOCK - 0.0%
INDUSTRIAL - 0.0%
Metals & Mining - 0.0%
1,907	Flame Aggregator LLC*(d)	38,140
	TOTAL COMMON STOCK
	(Cost - $3,913)	38,140
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $1,736,392,099)	1,596,895,781

Face Amount†

SHORT-TERM INVESTMENTS - 2.7%
TIME DEPOSITS - 2.7%
32	EUR	Citibank - London, 1.080% due 6/2/25	36
25,946,977		Citibank - New York, 3.680% due 6/2/25	25,946,977
16,657,567		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	16,657,567
		TOTAL TIME DEPOSITS
		(Cost - $42,604,580)	42,604,580
		TOTAL INVESTMENTS - 104.6%
		(Cost - $1,778,996,679)	1,639,500,361
		Liabilities in Excess of Other Assets - (4.6)%	(72,503,877)
		TOTAL NET ASSETS - 100.0%	$1,566,996,484

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	This security is traded on a TBA basis.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $274,786,081 and represents 17.54% of net assets.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(d)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2025, amounts to $41,592 and represents 0.00% of net assets.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Interest only security.
(h)	Principal only security.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Rating by Moody's Investors Service. All ratings are unaudited.

Abbreviations used in this schedule:
CBT	—	Chicago Board of Trade
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
GO	—	General Obligation
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MFA	—	Mortgage Finance Authority
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principals
TSFR	—	CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	25.6%
U.S. Government Agencies & Obligations	24.4
Corporate Bonds & Notes	17.3
Collateralized Mortgage Obligations	17.0
Asset-Backed Securities	11.0
Open-End Fund	0.7
Sovereign Bonds	0.5
Exchange Traded Fund (ETF)	0.5
Senior Loans	0.3
Municipal Bonds	0.1
Common Stock	0.0 *
Short-Term Investments	2.6
100.0%

^	As a percentage of total investments.

*	Position represents less than 0.05%.

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (continued)

At May 31, 2025, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 2 Year Note (CBT)	119	9/25	$24,674,570	$24,685,062	$10,492
U.S. 5 Year Note (CBT)	143	9/25	15,393,985	15,470,813	76,828
					$87,320
Contracts to Sell:
U.S. 10 Year Note (CBT)	37	9/25	$(4,080,984)	$4,097,750	$(16,766)
U.S. 10 Year Ultra	59	9/25	(6,620,656)	6,640,265	(19,609)
U.S. Long Bond (CBT)	59	9/25	(6,569,742)	6,654,093	(84,351)
U.S. Long Bond (CBT)	26	9/25	(2,954,047)	3,017,625	(63,578)
					$(184,304)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(96,984)

At May 31, 2025, Destinations Core Fixed Income Fund had deposited cash of $118,463 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2025, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1D SOFTR	4.160%	3/19/45	USD	7,445,000	$(49,172)	$(14,325)	$(34,847)
Receive	1D SOFTR	3.590%	9/20/53	USD	1,175,000	101,291	5,065	96,226
Receive	1D SOFTR	3.250%	6/21/53	USD	960,000	145,202	(10,562)	155,764
Receive	1D SOFTR	2.970%	3/15/53	USD	3,065,000	569,184	9,928	559,256
						$766,505	$(9,894)	$776,399

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Core Fixed Income Fund (concluded)

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association:
$300,000	2.000% due 6/1/40(a) (Proceeds — $269,602)	$(270,853)
1,550,000	3.000% due 6/1/40(a) (Proceeds — $1,455,305)	(1,460,617)
675,000	3.500% due 6/1/40(a) (Proceeds — $642,278)	(644,513)
600,000	4.500% due 6/1/40(a) (Proceeds — $589,734)	(590,958)
1,795,000	2.500% due 6/1/55(a) (Proceeds — $1,453,653)	(1,461,710)
4,040,000	3.000% due 6/1/55(a) (Proceeds — $3,471,394)	(3,436,994)
3,111,000	3.500% due 6/1/55(a) (Proceeds — $2,776,287)	(2,757,193)
10,070,000	4.000% due 6/1/55(a) (Proceeds — $9,304,375)	(9,224,814)
1,000	4.500% due 6/1/55(a) (Proceeds — $954)	(943)
1,520,000	5.000% due 6/1/55(a) (Proceeds — $1,481,083)	(1,471,141)
450,000	6.500% due 6/1/55(a) (Proceeds — $462,242)	(462,045)
1,420,000	2.000% due 7/1/55(a) (Proceeds — $1,101,880)	(1,103,697)
	Government National Mortgage Association:
40,000	4.000% due 6/1/42(a) (Proceeds — $36,555)	(36,624)
1,313,000	3.500% due 6/1/55(a) (Proceeds — $1,164,527)	(1,167,984)
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds — $24,209,869)	$(24,090,086)

(a) This security is traded on a TBA basis.

Currency Abbreviations used in this schedule:

EUR        —    Euro

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 37.8%
Basic Materials - 0.5%
200,000		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.150% due 1/14/30	$183,265
200,000		Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(a)	198,475
200,000		Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	196,692
		Glencore Funding LLC, Company Guaranteed Notes:
169,000		5.408% (SOFRRATE + 1.060%) due 4/4/27(a)(b)	169,539
33,000		4.907% due 4/1/28(a)	33,157
200,000		Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	205,380
113,000		Rio Tinto Finance USA PLC, Company Guaranteed Notes, 4.875% due 3/14/30	114,231
35,000		Sherwin-Williams Co., Senior Unsecured Notes, 4.550% due 3/1/28	35,168
200,000		Suzano Austria GmbH, Company Guaranteed Notes, 5.000% due 1/15/30	194,430
		Total Basic Materials	1,330,337
Communications - 5.9%
1,250,000		BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(a)	1,162,500
2,045,000		Consolidated Communications Inc., Senior Secured Notes, 6.500% due 10/1/28(a)	2,086,546
1,940,000		Discovery Communications LLC, Company Guaranteed Notes, 3.950% due 6/15/25	1,938,953
1,351,000		Gen Digital Inc., Company Guaranteed Notes, 6.750% due 9/30/27(a)	1,374,334
2,126,000		Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(a)	2,085,908
2,169,000		Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(a)	2,152,733
120,352		Go North Group AB, zero coupon, due 12/31/49(c)(d)	–
2,374,465		Go North Group AB, Senior Secured Notes, 10.106% (SOFRRATE + 5.762%) due 2/9/26(b)	1,258,466
1,835,971	SEK	Go North Group AB, Senior Unsecured Notes, 15.000% due 2/2/28(d)	–
1,966,000		GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	1,813,634
180,000		Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	176,818
200,000		Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	198,700
		Uber Technologies Inc., Company Guaranteed Notes:
1,207,000		7.500% due 9/15/27(a)	1,218,652
1,655,000		6.250% due 1/15/28(a)	1,663,292
217,000		Videotron Ltd., Company Guaranteed Notes, 5.125% due 4/15/27(a)	216,810
		Total Communications	17,347,346
Consumer Cyclical - 2.5%
400,000		CCM Merger Inc., Senior Unsecured Notes, 6.375% due 5/1/26(a)	400,149
263,000		CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	258,725
48,000		Darden Restaurants Inc., Senior Unsecured Notes, 4.350% due 10/15/27	47,847
333,000		Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.687% due 6/9/25	332,965
194,000		Genuine Parts Co., Senior Unsecured Notes, 4.950% due 8/15/29	195,734
114,000		Hyundai Capital America, Senior Unsecured Notes, 4.550% due 9/26/29(a)	111,762
111,000		Marriott International Inc., Senior Unsecured Notes, 4.800% due 3/15/30	111,208
		Meritage Homes Corp., Company Guaranteed Notes:
82,000		5.125% due 6/6/27	82,754
10,000		3.875% due 4/15/29(a)	9,553
310,500		Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	311,213
791,000		Papa John's International Inc., Company Guaranteed Notes, 3.875% due 9/15/29(a)	734,582
659,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 10.755% (3-Month EURIBOR + 8.400%) due 12/29/26(b)	761,395
4,150,000		Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	4,153,735
		Total Consumer Cyclical	7,511,622
Consumer Non-cyclical - 9.8%
		AbbVie Inc., Senior Unsecured Notes:
890,000		2.950% due 11/21/26	872,485
64,000		4.875% due 3/15/30	65,033
200,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.000% due 7/30/27	191,674
9,000		Agilent Technologies Inc., Senior Unsecured Notes, 4.200% due 9/9/27	8,950

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Consumer Non-cyclical - (continued)
28,000		Altria Group Inc., Company Guaranteed Notes, 6.200% due 11/1/28	$29,427
17,000		Avery Dennison Corp., Senior Unsecured Notes, 4.875% due 12/6/28	17,157
7,000		BAT Capital Corp., Company Guaranteed Notes, 4.906% due 4/2/30	7,038
80,000		BAT International Finance PLC, Company Guaranteed Notes, 5.931% due 2/2/29	83,556
161,000		Biogen Inc., Senior Unsecured Notes, 5.050% due 1/15/31	161,809
200,000		BRF GmbH, Company Guaranteed Notes, 4.350% due 9/29/26	197,370
85,000		Bunge Ltd. Finance Corp., Company Guaranteed Notes, 4.200% due 9/17/29	83,880
13,681,000		Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	9,099,486
78,000		Cardinal Health Inc., Senior Unsecured Notes, 5.125% due 2/15/29	79,466
91,000		Edwards Lifesciences Corp., Senior Unsecured Notes, 4.300% due 6/15/28	90,696
245,000		Element Fleet Management Corp., Senior Unsecured Notes, 5.037% due 3/25/30(a)	243,868
113,000		Elevance Health Inc., Senior Unsecured Notes, 5.150% due 6/15/29	115,164
112,000		Equifax Inc., Senior Unsecured Notes, 4.800% due 9/15/29	111,779
219,000		GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 8/14/29	220,179
40,000		Global Payments Inc., Senior Unsecured Notes, 5.300% due 8/15/29	40,347
70,000		Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	69,914
200,000		JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	192,950
114,000		Laboratory Corp. of America Holdings, Company Guaranteed Notes, 4.350% due 4/1/30	111,958
7,436,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(c)(d)	6,320,600
189,000		Mars Inc., Senior Unsecured Notes, 4.800% due 3/1/30(a)	190,166
103,000		Merck Sharp & Dohme Corp., Company Guaranteed Notes, 5.950% due 12/1/28	108,660
200,000		NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	200,210
2,300,000	EUR	OP Holdco GmbH, Senior Secured Notes, 8.964% (3-Month EURIBOR + 6.500%) due 6/5/29(a)(b)	2,517,142
55,000		PayPal Holdings Inc., Senior Unsecured Notes, 4.450% due 3/6/28	55,244
2,354,000		Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	2,344,236
818,000		Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	820,038
143,944		Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	145,825
105,000		Quanta Services Inc., Senior Unsecured Notes, 4.750% due 8/9/27	105,431
93,000		Quest Diagnostics Inc., Senior Unsecured Notes, 4.200% due 6/30/29	91,878
81,000		Sysco Corp., Company Guaranteed Notes, 5.100% due 9/23/30	82,146
2,284,000		WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	2,278,567
1,370,000		Williams Scotsman Inc., Senior Secured Notes, 4.625% due 8/15/28(a)	1,336,474
		Zimmer Biomet Holdings Inc., Senior Unsecured Notes:
31,000		4.700% due 2/19/27	31,056
95,000		5.050% due 2/19/30	96,405
		Total Consumer Non-cyclical	28,818,264
Energy - 3.7%
177,083		AI Candelaria -spain- SA, Senior Secured Notes, 7.500% due 12/15/28	174,869
92,000		APA Corp., Senior Unsecured Notes, 4.250% due 1/15/30(a)	86,121
55,000		Boardwalk Pipelines LP, Company Guaranteed Notes, 4.450% due 7/15/27	54,851
128,000		Cheniere Energy Partners LP, Company Guaranteed Notes, 4.500% due 10/1/29	125,314
		Coterra Energy Inc., Senior Unsecured Notes:
10,000		3.900% due 5/15/27	9,849
7,000		4.375% due 3/15/29	6,891
24,000		DCP Midstream Operating LP, Company Guaranteed Notes, 5.125% due 5/15/29	24,212
27,000		Devon Energy Corp., Senior Unsecured Notes, 5.250% due 10/15/27	27,011
44,000		Enbridge Inc., Company Guaranteed Notes, 6.000% due 11/15/28	45,974
193,000		Energy Transfer LP, Senior Unsecured Notes, 6.050% due 12/1/26	196,698
		EQT Corp., Senior Unsecured Notes:
11,000		3.900% due 10/1/27	10,818
17,000		7.000% due 2/1/30	18,198
2,400,000		Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	2,424,000
105,920		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	104,929
1,013,000		Golar LNG Ltd., Senior Unsecured Notes, 7.000% due 10/20/25(a)	1,014,271
2,800,000		HMH Holding BV, Senior Secured Notes, 9.875% due 11/16/26	2,877,000
81,000		Kinder Morgan Inc., Company Guaranteed Notes, 5.000% due 2/1/29	81,904

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
Energy - (continued)
200,000	Medco Oak Tree Pte Ltd., Senior Secured Notes, 7.375% due 5/14/26	$203,227
162,000	MPLX LP, Senior Unsecured Notes, 4.800% due 2/15/29	162,538
123,000	NGPL PipeCo LLC, Senior Unsecured Notes, 4.875% due 8/15/27(a)	121,763
	ONEOK Inc., Company Guaranteed Notes:
160,000	5.375% due 6/1/29	162,375
84,000	4.400% due 10/15/29	82,656
	Petrobras Global Finance BV, Company Guaranteed Notes:
100,000	7.375% due 1/17/27	103,358
50,000	5.999% due 1/27/28	50,809
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
51,000	6.500% due 7/15/27	51,096
123,000	6.875% due 1/15/29	125,361
119,000	5.500% due 3/1/30	119,924
2,197,000	Welltec International ApS, Senior Secured Notes, 8.250% due 10/15/26(a)	2,199,860
	Western Midstream Operating LP, Senior Unsecured Notes:
16,000	6.350% due 1/15/29	16,612
100,000	4.050% due 2/1/30	95,063
117,000	Williams Cos., Inc., Senior Unsecured Notes, 4.800% due 11/15/29	117,652
	Total Energy	10,895,204
Financial - 6.1%
258,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 5.750% due 6/6/28	265,120
	Ally Financial Inc., Senior Unsecured Notes:
16,000	6.992% (SOFRRATE + 3.260%) due 6/13/29(b)	16,716
12,000	6.848% (SOFRRATE + 2.820%) due 1/3/30(b)	12,528
263,000	American Express Co., Senior Unsecured Notes, 4.731% (SOFRRATE + 1.260%) due 4/25/29(b)	264,467
57,000	American Homes 4 Rent LP, Senior Unsecured Notes, 4.250% due 2/15/28	56,301
88,000	American International Group Inc., Senior Unsecured Notes, 4.850% due 5/7/30	88,338
50,000	American National Group Inc., Senior Unsecured Notes, 5.750% due 10/1/29	50,851
283,000	American Tower Corp., Senior Unsecured Notes, 4.900% due 3/15/30	284,639
255,000	Athene Global Funding, Secured Notes, 4.721% due 10/8/29(a)	251,651
14,000	Aviation Capital Group LLC, Senior Unsecured Notes, 6.250% due 4/15/28(a)	14,469
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
75,000	6.375% due 5/4/28(a)	77,639
174,000	5.375% due 5/30/30(a)	174,579
	Banco Continental SAECA, Senior Unsecured Notes:
150,000	2.750% due 12/10/25	148,507
150,000	2.750% due 12/10/25(a)	148,507
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	200,357
100,000	Banco de Credito del Peru SA, Subordinated Notes, 3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	96,973
300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	294,000
300,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(b)	299,289
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(b)	209,930
200,000	Bank Negara Indonesia Persero Tbk PT, Subordinated Notes, 3.750% due 3/30/26	196,276
	Bank of America Corp., Senior Unsecured Notes:
15,000	4.827% (SOFRRATE + 1.750%) due 7/22/26(b)	14,998
58,000	3.559% (3-Month TSFR + 1.322%) due 4/23/27(b)	57,406
161,000	4.979% (SOFRRATE + 0.830%) due 1/24/29(b)	162,577
2,104,000	BGC Group Inc., Senior Unsecured Notes, 4.375% due 12/15/25	2,096,016
26,000	Brown & Brown Inc., Senior Unsecured Notes, 4.500% due 3/15/29	25,788
78,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 5.245% (SOFRRATE + 1.105%) due 1/13/31(b)	79,253

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
227,000		Capital One Financial Corp., Senior Unsecured Notes, 4.985% (SOFRRATE + 2.160%) due 7/24/26(b)	$226,998
1,613,000		Charles Schwab Corp., Junior Subordinated Notes, 5.375% (5-Year CMT Index + 4.971%)(b)(e)	1,613,000
		Citigroup Inc., Senior Unsecured Notes:
95,000		4.786% (SOFRRATE + 0.870%) due 3/4/29(b)	95,129
206,000		4.542% (SOFRRATE + 1.338%) due 9/19/30(b)	203,464
28,000		CNA Financial Corp., Senior Unsecured Notes, 3.900% due 5/1/29	27,206
106,000		Corebridge Global Funding, Senior Secured Notes, 5.750% due 7/2/26(a)	107,340
55,000		CubeSmart LP, Company Guaranteed Notes, 4.375% due 2/15/29	54,170
200,000		DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	195,637
14,000		DOC DR LLC, Company Guaranteed Notes, 4.300% due 3/15/27	13,921
323,000		Extra Space Storage LP, Company Guaranteed Notes, 5.500% due 7/1/30	330,984
1,470,955		Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield, 10.500% due 1/15/28(a)	1,498,138
135,000		Goldman Sachs Bank USA, Senior Unsecured Notes, 5.118% (SOFRRATE + 0.770%) due 3/18/27(b)	135,085
33,000		Huntington Bancshares Inc., Senior Unsecured Notes, 5.272% (SOFRRATE + 1.276%) due 1/15/31(b)	33,357
2,734,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	2,601,628
50,000		InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	49,775
260,000		Intercorp Financial Services Inc., Senior Unsecured Notes, 4.125% due 10/19/27	252,026
1,902		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	1,843
		JPMorgan Chase & Co., Senior Unsecured Notes:
182,000		5.264% (SOFRRATE + 0.920%) due 4/22/28(b)	182,666
127,000		4.915% (SOFRRATE + 0.800%) due 1/24/29(b)	128,110
114,000		LPL Holdings Inc., Company Guaranteed Notes, 4.625% due 11/15/27(a)	113,097
53,000		M&T Bank Corp., Senior Unsecured Notes, 4.833% (SOFRRATE + 0.930%) due 1/16/29(b)	53,105
		New York Life Global Funding, Secured Notes:
10,000		4.827% (SOFRRATE + 0.480%) due 6/9/26(a)(b)	10,017
13,000		4.700% due 1/29/29(a)	13,100
2,500,000	SEK	Novedo Holding AB, Senior Secured Notes, 9.361% (3-Month SEK-STIBOR + 7.000%) due 9/23/27(b)	258,174
75,000		Omega Healthcare Investors Inc., Company Guaranteed Notes, 4.750% due 1/15/28	75,050
9,000		Pacific Life Global Funding II, Senior Secured Notes, 4.970% (SOFRRATE + 0.620%) due 6/4/26(a)(b)	9,017
119,000		PNC Financial Services Group Inc., Senior Unsecured Notes, 5.812% (SOFRRATE + 1.322%) due 6/12/26(b)	119,024
160,000		Royal Bank of Canada, Senior Unsecured Notes, 5.203% (SOFRRATE + 0.860%) due 10/18/28(b)	159,777
101,000		Santander Holdings USA Inc., Senior Unsecured Notes, 5.473% (SOFRRATE + 1.610%) due 3/20/29(b)	101,814
59,000		State Street Corp., Senior Unsecured Notes, 4.543% (SOFRRATE + 0.950%) due 4/24/28(b)	59,132
25,000,000	SEK	Stockwik Forvaltning AB, Senior Secured Notes, 10.317% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(b)	2,627,379
		Truist Financial Corp., Senior Unsecured Notes:
204,000		4.260% (SOFRRATE + 1.456%) due 7/28/26(b)	203,767
275,000		7.161% (SOFRRATE + 2.446%) due 10/30/29(b)	296,048
234,000		VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 4.250% due 12/1/26(a)	231,405
		Wells Fargo & Co., Senior Unsecured Notes:
164,000		5.414% (SOFRRATE + 1.070%) due 4/22/28(b)	164,570
76,000		6.303% (SOFRRATE + 1.790%) due 10/23/29(b)	79,754

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Financial - (continued)
199,000		Welltower OP LLC, Company Guaranteed Notes, 4.000% due 6/1/25	$199,000
		Total Financial	18,110,882
Healthcare - 1.5%
5,949,970		ProSomnus Inc., Senior Secured Notes, 8.000% due 12/31/26@(c)(d)	4,477,353
Industrial - 3.2%
128,000		Arrow Electronics Inc., Senior Unsecured Notes, 5.150% due 8/21/29	129,329
237,536		Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	186,965
189,000		Canadian Pacific Railway Co., Company Guaranteed Notes, 4.800% due 3/30/30	190,336
200,000		Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(b)(e)	197,849
		GATX Corp., Senior Unsecured Notes:
81,000		4.700% due 4/1/29	80,944
5,000		4.000% due 6/30/30	4,789
90,000		Holcim Finance US LLC, Company Guaranteed Notes, 4.700% due 4/7/28(a)	90,460
252,000		Jacobs Engineering Group Inc., Company Guaranteed Notes, 6.350% due 8/18/28	263,258
119,298		Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	119,893
167,000		MasTec Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	163,956
80,000		Molex Electronic Technologies LLC, Senior Unsecured Notes, 4.750% due 4/30/28(a)	80,099
150,420		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	144,301
175,000		Northrop Grumman Corp., Senior Unsecured Notes, 4.650% due 7/15/30	175,525
164,000		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.250% due 2/1/30(a)	166,593
162,000		Republic Services Inc., Senior Unsecured Notes, 4.750% due 7/15/30	163,617
		Ryder System Inc., Senior Unsecured Notes:
6,000		5.250% due 6/1/28	6,115
25,000		4.950% due 9/1/29	25,056
67,000		Sonoco Products Co., Senior Unsecured Notes, 4.450% due 9/1/26	66,663
283,000		TK Elevator Holdco GmbH, Company Guaranteed Notes, 7.625% due 7/15/28(a)	283,394
4,136,000		TransDigm Inc., Company Guaranteed Notes, 5.500% due 11/15/27	4,132,765
446,000		Triumph Group Inc., Senior Secured Notes, 9.000% due 3/15/28(a)	467,051
170,000		Veralto Corp., Company Guaranteed Notes, 5.500% due 9/18/26	171,881
2,077,000		XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(a)	2,097,751
		Total Industrial	9,408,590
Technology - 3.5%
105,000		AppLovin Corp., Senior Unsecured Notes, 5.125% due 12/1/29	105,697
81,000		Atlassian Corp., Senior Unsecured Notes, 5.250% due 5/15/29	82,630
2,846,000	EUR	Azerion Group NV, Senior Secured Notes, 9.086% (3-Month EURIBOR + 6.750%) due 10/2/26(b)	3,215,438
95,000		Broadcom Inc., Company Guaranteed Notes, 3.150% due 11/15/25	94,381
74,000		Broadcom Inc., Senior Unsecured Notes, 4.350% due 2/15/30	73,147
15,590,000	SEK	Cabonline Group Holding AB, Senior Secured Notes, 10.000% due 3/19/28	1,544,925
167,000		Dell International LLC/EMC Corp., Company Guaranteed Notes, 4.350% due 2/1/30	164,102
990,000		Fair Isaac Corp., Senior Unsecured Notes, 5.250% due 5/15/26	988,364
253,000		Fiserv Inc., Senior Unsecured Notes, 4.750% due 3/15/30	252,290
221,000		Hewlett Packard Enterprise Co., Senior Unsecured Notes, 4.550% due 10/15/29	219,141
16,489,481	SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(c)(f)	1,032,039
74,000		Kyndryl Holdings Inc., Senior Unsecured Notes, 2.050% due 10/15/26	71,365
69,000		Marvell Technology Inc., Senior Unsecured Notes, 5.750% due 2/15/29	71,362
79,000		Microchip Technology Inc., Company Guaranteed Notes, 4.250% due 9/1/25	78,880
95,000		Oracle Corp., Senior Unsecured Notes, 5.800% due 11/10/25	95,499
46,000		Paychex Inc., Senior Unsecured Notes, 5.100% due 4/15/30	46,596
1,512,000		SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	1,510,314
612,000		Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	609,971
		Total Technology	10,256,141
Utilities - 1.1%
212,000		American Electric Power Co., Inc., Senior Unsecured Notes, 5.200% due 1/15/29	216,058
57,000		CenterPoint Energy Inc., Senior Unsecured Notes, 5.400% due 6/1/29	58,594
186,000		Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	190,882
292,250		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28	254,842

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
Utilities - (continued)
151,600	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	$153,014
200,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.750% due 2/23/27	199,238
92,000	Dominion Energy Inc., Senior Unsecured Notes, 5.000% due 6/15/30	92,883
95,000	DTE Energy Co., Senior Unsecured Notes, 5.200% due 4/1/30	96,629
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	197,750
	Essential Utilities Inc., Senior Unsecured Notes:
63,000	4.800% due 8/15/27	63,356
4,000	3.566% due 5/1/29	3,835
162,000	Evergy Kansas Central Inc., Senior Unsecured Notes, 4.700% due 3/13/28	162,969
107,000	Exelon Corp., Senior Unsecured Notes, 5.150% due 3/15/29	109,000
4,000	FirstEnergy Transmission LLC, Senior Unsecured Notes, 4.550% due 1/15/30	3,963
335,000	Interstate Power & Light Co., Senior Unsecured Notes, 3.600% due 4/1/29	322,822
142,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	127,800
231,024	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	225,699
78,000	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	79,518
124,000	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.750% due 2/7/28	125,245
240,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 5.050% due 3/15/30	243,206
174,000	NiSource Inc., Senior Unsecured Notes, 5.200% due 7/1/29	177,278
44,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 4.900% due 5/15/28	44,337
154,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 5.875% due 10/15/28	160,178
23,000	Xcel Energy Inc., Senior Unsecured Notes, 4.000% due 6/15/28	22,651
	Total Utilities	3,331,747
	TOTAL CORPORATE BONDS & NOTES (Cost - $119,388,593)	111,487,486
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.4%
Mortgage Securities - 13.4%
200,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.518% (1-Month TSFR + 1.180%) due 9/15/34(a)(b)	197,625
152,059	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	136,785
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	176,948
213,098	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 5.793% (1-Month TSFR + 1.464%) due 11/15/36(a)(b)	213,022
	BANK:
1,220,553	Series 2017-BNK4, Class XA, 1.328% due 5/15/50(b)(g)	24,179
1,423,155	Series 2017-BNK6, Class XA, 0.780% due 7/15/60(b)(g)	18,304
279,126	BANK5, Series 2024-5YR8, Class A1, 5.188% due 8/15/57	281,890
	BBCMS Mortgage Trust:
231,600	Series 2024-C24, Class A1, 5.229% due 2/15/57	233,089
273,550	Series 2025-5C33, Class A1, 4.971% due 3/15/58	272,809
	Benchmark Mortgage Trust:
9,348,973	Series 2018-B4, Class XA, 0.468% due 7/15/51(b)(g)	102,888
3,547,292	Series 2020-B16, Class XA, 1.030% due 2/15/53(b)(g)	115,244
276,200	Series 2024-V8, Class A1, 5.514% due 7/15/57	280,116
150,000	BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.219% (1-Month TSFR + 1.890%) due 7/15/41(a)(b)	150,469
303,625	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.671% (1-Month TSFR + 1.342%) due 3/15/41(a)(b)	303,815
	BMO Mortgage Trust:
155,647	Series 2023-C5, Class A1, 5.740% due 6/15/56	157,062
270,079	Series 2024-5C4, Class A1, 6.017% due 5/15/57	275,990
282,897	Series 2024-C9, Class A1, 5.478% due 7/15/57	286,179
208,000	BPR Trust, Series 2021-TY, Class A, 5.493% (1-Month TSFR + 1.164%) due 9/15/38(a)(b)	207,545
	BRAVO Residential Funding Trust:
731,664	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(b)	666,954
397,014	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(a)	399,211

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
277,000	BRSP Ltd., Series 2024-FL2, Class A, 6.272% (1-Month TSFR + 1.945%) due 8/19/37(a)(b)	$276,473
329,832	BSPRT Issuer Ltd., Series 2023-FL10, Class A, 6.588% (1-Month TSFR + 2.259%) due 9/15/35(a)(b)	330,271
	BX Commercial Mortgage Trust:
91,668	Series 2021-21M, Class A, 5.173% (1-Month TSFR + 0.844%) due 10/15/36(a)(b)	91,324
74,799	Series 2021-VINO, Class A, 5.096% (1-Month TSFR + 0.767%) due 5/15/38(a)(b)	74,752
143,466	Series 2021-XL2, Class A, 5.132% (1-Month TSFR + 0.803%) due 10/15/38(a)(b)	143,376
105,945	Series 2022-LP2, Class A, 5.342% (1-Month TSFR + 1.013%) due 2/15/39(a)(b)	105,746
222,130	BX Mortgage Trust, Series 2022-MVRK, Class A, 5.796% (1-Month TSFR + 1.467%) due 3/15/39(a)(b)	221,734
	BX Trust:
182,000	Series 2022-PSB, Class B, 7.278% (1-Month TSFR + 2.949%) due 8/15/39(a)(b)	181,886
2,200,000	Series 2025-LUNR, Class A, 5.812% (1-Month TSFR + 1.500%) due 6/15/40(b)	2,200,000
156,585	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A2, 3.623% due 5/15/52	149,012
1,281,282	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.216% due 5/10/50(b)(g)	21,478
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 0.890% due 6/15/50(b)(g)	4,481
	Citigroup Commercial Mortgage Trust:
144,084	Series 2015-P1, Class A5, 3.717% due 9/15/48	143,611
199,452	Series 2016-P3, Class A3, 3.063% due 4/15/49	196,964
400,000	Series 2016-P3, Class A4, 3.329% due 4/15/49	392,938
200,000	Series 2016-P4, Class A4, 2.902% due 7/10/49	195,004
250,513	Series 2017-P7, Class A3, 3.442% due 4/14/50	245,803
92,849	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	83,261
567,969	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	516,225
227,000	Commercial Mortgage Trust, Series 2018-HCLV, Class A, 5.625% (1-Month TSFR + 1.296%) due 9/15/33(a)(b)	206,484
616,306	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.372% (SOFR30A + 1.050%) due 1/25/44(a)(b)	616,497
	Cross Mortgage Trust:
637,487	Series 2024-H1, Class A1, step bond to yield, 6.085% due 12/25/68(a)	640,309
692,907	Series 2024-H5, Class A1, step bond to yield, 5.854% due 8/26/69(a)	695,261
	CSAIL Commercial Mortgage Trust:
555,349	Series 2017-C8, Class XA, 1.057% due 6/15/50(b)(g)	8,642
3,460,123	Series 2017-CX10, Class XA, 0.840% due 11/15/50(b)(g)	48,599
2,953,128	Series 2018-CX12, Class XA, 0.542% due 8/15/51(b)(g)	42,251
	DBJPM Mortgage Trust:
200,000	Series 2016-C3, Class A5, 2.890% due 8/10/49	195,437
189,082	Series 2020-C9, Class A2, 1.900% due 8/15/53	185,819
170,000	Del Amo Fashion Center Trust, Series 2017-AMO, Class A, 3.636% due 6/5/35(a)(b)	162,597
1,001,924	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(a)	997,502
149,826	ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, 5.144% (1-Month TSFR + 0.815%) due 11/15/38(a)(b)	149,451
208,988	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 5.348% (1-Month TSFR + 1.019%) due 10/15/38(a)(b)	208,727
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
322,546	Series 4631, Class FA, 4.947% (SOFR30A + 0.614%) due 11/15/46(b)	316,024
1,104,900	Series 4987, Class BF, 4.836% (SOFR30A + 0.514%) due 6/25/50(b)	1,079,837
621,216	Series 4990, Class FN, 4.786% (SOFR30A + 0.464%) due 5/25/50(b)	593,987
460,445	Series 5475, Class FG, 5.472% (SOFR30A + 1.150%) due 11/25/54(b)	455,423
521,764	Series 5480, Class FD, 5.672% (SOFR30A + 1.350%) due 3/25/54(b)	520,480
251,287	Series 5524, Class AF, 5.522% (SOFR30A + 1.200%) due 4/25/55(b)	249,760
	Federal National Mortgage Association (FNMA), Aces:
974,548	Series 2020-M49, Class 1A1, 1.255% due 11/25/30(b)	900,418
160,262	Series 2021-M7, Class A1, 1.725% due 3/25/31(b)	151,352

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
	Federal National Mortgage Association (FNMA), REMICS:
392,012	Series 2024-82, Class FH, 5.472% (SOFR30A + 1.150%) due 11/25/54(b)	$388,457
590,612	Series 2024-89, Class FD, 5.722% (SOFR30A + 1.400%) due 9/25/53(b)	590,907
412,824	Series 2024-93, Class FL, 5.772% (SOFR30A + 1.450%) due 12/25/54(b)	413,080
413,588	Series 2025-28, Class FM, 5.572% (SOFR30A + 1.250%) due 4/25/55(b)	410,139
765,922	GCAT Trust, Series 2022-NQM4, Class A1, step bond to yield, 5.269% due 8/25/67(a)	762,017
117,015	GPMT Ltd., Series 2021-FL3, Class A, 5.941% (1-Month TSFR + 1.614%) due 7/16/35(a)(b)	114,700
320,000	Great Wolf Trust, Series 2024-WOLF, Class A, 5.871% (1-Month TSFR + 1.542%) due 3/15/39(a)(b)	319,800
	GS Mortgage Securities Corp. Trust:
208,000	Series 2021-IP, Class A, 5.393% (1-Month TSFR + 1.064%) due 10/15/36(a)(b)	206,700
250,000	Series 2023-SHIP, Class A, 4.322% due 9/10/38(a)(b)	247,996
	GS Mortgage Securities Trust:
237,000	Series 2015-GC34, Class A4, 3.506% due 10/10/48	235,201
3,527,081	Series 2016-GS4, Class XA, 0.556% due 11/10/49(b)(g)	18,404
1,645,745	Series 2017-GS6, Class XA, 0.996% due 5/10/50(b)(g)	23,228
3,122,529	Series 2017-GS8, Class XA, 0.928% due 11/10/50(b)(g)	52,670
250,000	INCREF LLC, Series 2025-FL1, Class A, 6.055% (1-Month TSFR + 1.728%) due 10/19/42(a)(b)	250,349
285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822% due 8/15/49	278,829
	JPMBB Commercial Mortgage Securities Trust:
111,244	Series 2015-C31, Class A3, 3.801% due 8/15/48	110,737
717,399	Series 2015-C32, Class XA, 1.084% due 11/15/48(b)(g)	23
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	198,026
220,000	KREF Ltd., Series 2021-FL2, Class B, 6.093% (1-Month TSFR + 1.764%) due 2/15/39(a)(b)	214,494
299,381	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, step bond to yield, 4.650% due 11/25/60(a)	299,062
91,388	LFT CRE Ltd., Series 2021-FL1, Class A, 5.613% (1-Month TSFR + 1.284%) due 6/15/39(a)(b)	91,073
250,000	MF1, Series 2024-FL15, Class A, 6.015% (1-Month TSFR + 1.688%) due 8/18/41(a)(b)	250,772
330,000	MF1 Ltd., Series 2021-FL7, Class AS, 5.891% (1-Month TSFR + 1.564%) due 10/16/36(a)(b)	326,537
463,283	MFA Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.617% due 7/25/68(a)	466,386
41,954	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.244% (1-Month TSFR + 0.915%) due 4/15/38(a)(b)	41,927
106,041	MHP, Series 2022-MHIL, Class A, 5.143% (1-Month TSFR + 0.815%) due 1/15/39(a)(b)	105,644
253,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class AS, 4.004% due 7/15/50(b)	252,425
	Morgan Stanley Capital I Trust:
1,099,973	Series 2016-UB11, Class XA, 1.429% due 8/15/49(b)(g)	12,217
3,222,386	Series 2016-UB12, Class XA, 0.630% due 12/15/49(b)(g)	20,346
237,000	Series 2016-UBS9, Class A4, 3.594% due 3/15/49	233,910
776,008	Series 2017-H1, Class XA, 1.293% due 6/15/50(b)(g)	12,961
174,132	Series 2021-L6, Class A2, 2.126% due 6/15/54(b)	163,705
158,335	Series 2024-NSTB, Class A, 3.900% due 9/24/57(a)(b)	152,601
209,308	MSC Trust, Series 2021-ILP, Class A, 5.221% (1-Month TSFR + 0.892%) due 11/15/36(a)(b)	208,654
	New Residential Mortgage Loan Trust:
792,326	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	757,325
116,529	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	109,643
1,304,266	Series 2024-NQM1, Class A1, step bond to yield, 6.129% due 3/25/64(a)	1,307,949
	OBX Trust:
535,771	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	475,147
679,562	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(b)	678,629
695,002	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	697,886

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Mortgage Securities - (continued)
733,662	Series 2024-NQM7, Class A1, step bond to yield, 6.243% due 3/25/64(a)	$739,276
985,644	Series 2025-NQM7, Class A1, step bond to yield, 5.560% due 5/25/55(a)	988,930
355,163	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 5.867% due 4/25/26(a)	355,272
840,000	PRPM Trust, Series 2025-NQM2, Class A1, step bond to yield, 5.688% due 4/25/70(a)	840,440
330,000	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.720% (1-Month TSFR + 1.392%) due 5/15/39(a)(b)	327,628
	SREIT Trust:
200,000	Series 2021-IND, Class B, 5.540% (1-Month TSFR + 1.211%) due 10/15/38(a)(b)	199,125
176,157	Series 2021-MFP, Class A, 5.174% (1-Month TSFR + 0.845%) due 11/15/38(a)(b)	175,937
160,000	STWD Trust, Series 2021-FLWR, Class B, 5.369% (1-Month TSFR + 1.040%) due 7/15/36(a)(b)	159,400
283,901	TRTX Issuer Ltd., Series 2022-FL5, Class A, 5.979% (1-Month TSFR + 1.650%) due 2/15/39(a)(b)	283,707
713,757	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.469% due 6/15/50(b)(g)	14,653
159,000	VEGAS Trust, Series 2024-TI, Class A, 5.518% due 11/10/39(a)	160,436
	Velocity Commercial Capital Loan Trust:
759,329	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	639,391
297,146	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	236,881
897,187	Series 2024-5, Class A, 5.490% due 10/25/54(a)(b)	889,248
	Verus Securitization Trust:
450,267	Series 2021-7, Class A1, step bond to yield, 1.829% due 10/25/66(a)	402,342
100,328	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	96,558
401,148	Series 2023-1, Class A1, step bond to yield, 5.850% due 12/25/67(a)	400,507
475,986	Series 2023-INV2, Class A1, step bond to yield, 6.443% due 8/25/68(a)	478,753
467,328	Series 2024-1, Class A1, step bond to yield, 5.712% due 1/25/69(a)	467,825
1,040,082	Series 2024-2, Class A1, step bond to yield, 6.095% due 2/25/69(a)	1,045,019
56,164	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	53,798
	Wells Fargo Commercial Mortgage Trust:
129,519	Series 2015-C30, Class A4, 3.664% due 9/15/58	129,098
1,316,100	Series 2015-LC22, Class XA, 0.638% due 9/15/58(b)(g)	25
1,105,397	Series 2015-NXS2, Class XA, 0.315% due 7/15/58(b)(g)	636
325,000	Series 2016-C33, Class A4, 3.426% due 3/15/59	320,664
177,149	Series 2021-C60, Class A2, 2.042% due 8/15/54	170,676
26,171	Series 2021-SAVE, Class A, 5.693% (1-Month TSFR + 1.364%) due 2/15/40(a)(b)	26,155
	Total Mortgage Securities	39,602,256
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $42,231,337)	39,602,256
ASSET-BACKED SECURITIES - 10.4%
Automobile ABS - 1.0%
	American Credit Acceptance Receivables Trust:
84,090	Series 2024-2, Class A, 5.900% due 2/12/27(a)	84,163
85,220	Series 2024-3, Class A, 5.760% due 11/12/27(a)	85,404
74,051	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.540% due 2/16/27	74,110
	Carvana Auto Receivables Trust:
39,333	Series 2023-P5, Class A2, 5.770% due 4/12/27(a)	39,360
89,272	Series 2024-N1, Class A2, 5.760% due 4/12/27(a)	89,351
300,000	Series 2024-P3, Class A4, 4.310% due 9/10/30	297,920
4,956	Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.090% due 10/15/26(a)	4,959
36,239	CPS Auto Receivables Trust, Series 2024-A, Class A, 5.710% due 9/15/27(a)	36,288
405,697	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310% due 5/17/27(a)	398,646
399,652	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590% due 10/15/29(a)	403,742
	Lendbuzz Securitization Trust:
216,570	Series 2023-2A, Class A2, 7.090% due 10/16/28(a)	220,021
356,307	Series 2024-2A, Class A2, 5.990% due 5/15/29(a)	358,885
445,038	Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044% due 6/27/33(a)	445,112

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
Automobile ABS - (continued)
250,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.780% due 1/15/31	$249,315
	Westlake Automobile Receivables Trust:
60,719	Series 2023-4A, Class A2, 6.230% due 1/15/27(a)	60,838
157,070	Series 2024-1A, Class A2A, 5.620% due 3/15/27(a)	157,201
	Total Automobile ABS	3,005,315
Commercial MBS - 0.9%
	ACREC Ltd.:
86,370	Series 2021-FL1, Class A, 5.593% (1-Month TSFR + 1.264%) due 10/16/36(a)(b)	86,125
350,000	Series 2021-FL1, Class AS, 5.943% (1-Month TSFR + 1.614%) due 10/16/36(a)(b)	348,822
128,638	BDS Ltd., Series 2021-FL10, Class A, 5.791% (1-Month TSFR + 1.464%) due 12/16/36(a)(b)	128,651
153,418	BRSP Ltd., Series 2021-FL1, Class A, 5.591% (1-Month TSFR + 1.264%) due 8/19/38(a)(b)	152,734
4,532	BSPRT Issuer Ltd.: Series 2021-FL6, Class A, 5.543% (1-Month TSFR + 1.214%) due 3/15/36(a)(b)	4,531
131,902	Series 2021-FL7, Class A, 5.763% (1-Month TSFR + 1.434%) due 12/15/38(a)(b)	131,903
118,973	FS Rialto, Series 2021-FL3, Class A, 5.693% (1-Month TSFR + 1.364%) due 11/16/36(a)(b)	118,751
208,192	FS RIALTO, Series 2021-FL2, Class A, 5.663% (1-Month TSFR + 1.334%) due 5/16/38(a)(b)	207,535
200,600	GPMT Ltd., Series 2021-FL4, Class A, 5.792% (1-Month TSFR + 1.464%) due 12/15/36(a)(b)	195,662
306,136	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 5.463% (1-Month TSFR + 1.134%) due 7/15/39(a)(b)	305,960
28,146	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 5.493% (1-Month TSFR + 1.164%) due 6/16/36(a)(b)	28,050
161,231	KREF Ltd., Series 2021-FL2, Class A, 5.513% (1-Month TSFR + 1.184%) due 2/15/39(a)(b)	160,734
23,085	LCCM Trust, Series 2021-FL3, Class A, 5.893% (1-Month TSFR + 1.564%) due 11/15/38(a)(b)	22,963
	LoanCore Issuer Ltd.:
181,554	Series 2021-CRE5, Class A, 5.743% (1-Month TSFR + 1.414%) due 7/15/36(a)(b)	181,494
222,813	Series 2021-CRE6, Class A, 5.743% (1-Month TSFR + 1.414%) due 11/15/38(a)(b)	222,471
	MF1 Ltd.:
40,004	Series 2021-FL6, Class A, 5.543% (1-Month TSFR + 1.214%) due 7/16/36(a)(b)	39,932
72,862	Series 2022-FL8, Class A, 5.674% (1-Month TSFR + 1.350%) due 2/19/37(a)(b)	72,808
110,793	STWD Ltd., Series 2021-FL2, Class A, 5.643% (1-Month TSFR + 1.314%) due 4/18/38(a)(b)	109,805
88,708	TRTX Issuer Ltd., Series 2021-FL4, Class A, 5.643% (1-Month TSFR + 1.314%) due 3/15/38(a)(b)	88,369
	Total Commercial MBS	2,607,300
Other ABS - 8.1%
	ACHV ABS Trust:
62,557	Series 2023-3PL, Class C, 7.350% due 8/19/30(a)	62,676
167,794	Series 2023-4CP, Class C, 7.710% due 11/25/30(a)	168,036
275,000	Affirm Asset Securitization Trust: Series 2024-A, Class A, 5.610% due 2/15/29(a)	275,917
300,000	Series 2025-X1, Class A, 5.080% due 4/15/30(a)	299,942
86,417	APL Finance DAC, Series 2023-1A, Class A, 7.000% due 7/21/31(a)	87,206
13,652	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	12,719
500,000	Avant Loans Funding Trust, Series 2024-REV1, Class A, 5.920% due 10/15/33(a)	503,446
500,000	Bain Capital Credit CLO Ltd., Series 2022-6A, Class A1R, 5.642% (3-Month TSFR + 1.370%) due 1/22/38(a)(b)	501,067
300,833	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	281,674
1,000,000	Carlyle US CLO Ltd., Series 2019-4A, Class A11R, 5.576% (3-Month TSFR + 1.320%) due 4/15/35(a)(b)	999,339
500,000	CarVal CLO IX-C Ltd., Series 2024-1A, Class A, 5.949% (3-Month TSFR + 1.680%) due 4/20/37(a)(b)	502,532

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
Other ABS - (continued)
	DataBank Issuer:
500,000	Series 2021-1A, Class A2, 2.060% due 2/27/51(a)	$487,330
500,000	Series 2023-1A, Class A2, 5.116% due 2/25/53(a)	493,891
470,000	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118% due 7/25/47(a)	461,567
500,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class AR, 5.492% (3-Month TSFR + 1.250%) due 4/14/38(a)(b)(c)	499,976
66,060	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 5.607% (3-Month TSFR + 1.282%) due 5/16/31(a)(b)	66,147
354,378	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 5.709% (3-Month TSFR + 1.440%) due 10/20/31(a)(b)	354,686
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 5.751% (3-Month TSFR + 1.472%) due 1/30/35(a)(b)	500,314
97,183	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	94,404
1,939,100	HTS Fund I LLC, Series 2021-1, Class A, 1.411% due 8/25/36(a)	1,732,387
1,000,000	Katayma CLO I Ltd., Series 2023-1A, Class A1, 6.269% (3-Month TSFR + 2.000%) due 10/20/36(a)(b)	1,001,856
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, 5.919% (3-Month TSFR + 1.650%) due 4/20/37(a)(b)	1,003,292
1,000,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class A1R, 0.000% (3-Month TSFR + 1.400%) due 7/21/38(a)(b)(c)	1,000,549
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 5.781% (3-Month TSFR + 1.502%) due 10/17/34(a)(b)	1,000,957
250,000	Mariner Finance Issuance Trust, Series 2025-AA, Class A, 4.980% due 5/20/38(a)	251,094
124,966	Marlette Funding Trust, Series 2024-1A, Class A, 5.950% due 7/17/34(a)	125,164
355,865	Ocean Trails CLO V, Series 2014-5A, Class ARR, 5.783% (3-Month TSFR + 1.542%) due 10/13/31(a)(b)	356,325
23,941	OCP CLO Ltd., Series 2014-5A, Class A1R, 5.624% (3-Month TSFR + 1.342%) due 4/26/31(a)(b)	23,957
	Pagaya AI Debt Grantor Trust:
250,000	Series 2025-2, Class B, 5.329% due 10/15/32(a)	247,923
500,000	Series 2025-3, Class A2, 5.365% due 12/15/32(a)	499,718
2,010	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.600% due 12/16/30(a)	2,012
124,842	Prosper Marketplace Issuance Trust, Series 2024-1A, Class A, 6.120% due 8/15/29(a)	125,024
1,000,000	Rockford Tower CLO Ltd., Series 2024-1A, Class A1, 5.879% (3-Month TSFR + 1.610%) due 4/20/37(a)(b)	1,003,293
335,187	Slam Ltd., Series 2024-1A, Class A, 5.335% due 9/15/49(a)	328,493
425,152	SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.800% due 2/27/34(a)	425,083
2,000,000	Sound Point CLO Ltd., Series 2024-3A, Class A1, 5.922% (3-Month TSFR + 1.600%) due 2/20/37(a)(b)	2,003,558
531,100	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 5.781% (3-Month TSFR + 1.512%) due 10/20/31(a)(b)	531,316
90,924	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 5.651% (3-Month TSFR + 1.382%) due 1/21/31(a)(b)	90,974
245,759	Steele Creek CLO Ltd., Series 2018-2A, Class A, 5.786% (3-Month TSFR + 1.462%) due 8/18/31(a)(b)	245,889
571,204	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.080% due 6/21/50(a)	571,389
45,936	Theorem Funding Trust, Series 2023-1A, Class A, 7.580% due 4/15/29(a)	46,116
2,000,000	THL Credit Wind River CLO Ltd., Series 2017-1A, Class ARR, 5.591% (3-Month TSFR + 1.322%) due 4/18/36(a)(b)	2,002,849
195,371	Upstart Securitization Trust, Series 2024-1, Class A, 5.330% due 11/20/34(a)	195,532
205,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165% due 10/15/46(a)	196,619
51,302	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1A, 5.671% (3-Month TSFR + 1.402%) due 1/20/31(a)(b)	51,320
1,000,000	Warwick Capital CLO 4 Ltd., Series 2024-4A, Class A1, 5.669% (3-Month TSFR + 1.400%) due 7/20/37(a)(b)	1,003,288
1,000,000	Wellfleet CLO Ltd., Series 2020-2A, Class AR, 5.738% (3-Month TSFR + 1.482%) due 7/15/34(a)(b)	1,000,868
	Total Other ABS	23,719,714

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - (continued)
Student Loan ABS - 0.1%
112,069	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	$99,062
1,889	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	1,879
	Navient Private Education Refi Loan Trust:
43,481	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	40,119
248,744	Series 2022-A, Class A, 2.230% due 7/15/70(a)	222,523
	Total Student Loan ABS	363,583
WL Collateral CMO - 0.3%
719,193	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 6.239% (1-Month TSFR + 1.914%) due 7/25/33(b)	710,443
36,505	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 6.240% due 2/27/51(a)	36,472
89,831	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 6.116% due 4/25/51(a)	89,777
	Total WL Collateral CMO	836,692
	TOTAL ASSET-BACKED SECURITIES (Cost - $30,410,512)	30,532,604
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 9.4%
U.S. GOVERNMENT OBLIGATIONS - 9.4%
	U.S. Treasury Notes:
8,500,000	0.375% due 1/31/26	8,284,263
1,550,000	0.750% due 5/31/26	1,498,789
2,450,000	0.625% due 7/31/26	2,353,914
5,500,000	0.500% due 6/30/27	5,130,254
11,300,000	0.750% due 1/31/28	10,413,656
	TOTAL U.S. GOVERNMENT OBLIGATIONS	27,680,876
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $27,762,707)	27,680,876
SENIOR LOANS(b) - 3.7%
United States - 3.7%
1,240,000	Bally's Corp., 0.000% due 10/2/28(h)	1,089,824
1,432,196	Cengage Learning Inc., 7.828% (1-Month USD-SOFR + 3.500)% due 3/24/31	1,432,840
1,453,330	Dun & Bradstreet Corp., 6.575% (1-Month USD-SOFR + 2.250)% due 1/18/29	1,452,109
	K&N Parent Inc.:
2,873,228	12.441% (1-Month USD-SOFR + 8.000)% due 2/3/27(c)(d)	2,858,862
3,456,363	7.691% (1-Month USD-SOFR + 3.250)% due 8/16/27(d)	2,177,509
1,927,170	Magnite Inc., 7.327% (1-Month USD-SOFR + 3.000)% due 2/6/31	1,917,534
	Total United States	10,928,678
	TOTAL SENIOR LOANS (Cost - $13,934,749)	10,928,678
MORTGAGE-BACKED SECURITIES - 0.8%
FHLMC - 0.3%
	Freddie Mac Pool:
422,301	5.500% due 2/1/55	420,486
470,227	6.000% due 4/1/54	478,324
	TOTAL FHLMC	898,810
FNMA - 0.5%
	Federal National Mortgage Association (FNMA) Pool:
412,112	5.000% due 8/1/43	408,099
422,158	5.500% due 2/1/55	420,896
342,284	5.500% due 4/1/55	339,288
313,941	6.000% due 10/1/53	319,348
	TOTAL FNMA	1,487,631
	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,384,321)	2,386,441

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BOND - 0.1%
Guatemala - 0.1%
200,000	Guatemala Government Bond, 4.500% due 5/3/26
	(Cost - $197,336)	$197,770

Shares/Units

EXCHANGE TRADED FUND (ETF) - 12.6%
765,515	iShares Core 1-5 Year USD Bond
	(Cost - $35,184,527)	37,050,926
COMMON STOCKS - 1.6% CONSUMER NON-CYCLICAL - 0.4%
Healthcare-Products - 0.4%
833,981	Prosomnus Sleep Technologies Inc.*@(c)(d)	1,004,614
Healthcare-Services - 0.0%
161,689	UpHealth Inc.*@(c)(d)	–
Household Products/Wares - 0.0%
157,761	Verano Holdings Corp.*(c)	73,237
	TOTAL CONSUMER NON-CYCLICAL	1,077,851
DIVERSIFIED - 1.1%
Holding Companies-Diversified - 1.1%
80,000	CO2 Energy Transition Corp.*	799,200
9,000	Copley Acquisition Corp.*	90,270
72,169	Dynamix Corp.*(c)	725,298
82,800	Mercer Park Opportunities Corp.*	828,000
39,300	Range Capital Acquisition Corp.*	399,681
51,284	Translational Development Acquisition Corp.*	524,123
	Total Holding Companies-Diversified	3,366,572
	TOTAL DIVERSIFIED	3,366,572
FINANCIAL - 0.1%
Financial Services - 0.1%
16,305	Alpha Partners Technology*(c)(d)	579
273,338	K&N Holdco LLC*(c)(d)	341,672
	Total Financial Services	342,251
	TOTAL FINANCIAL	342,251
	TOTAL COMMON STOCKS
	(Cost - $4,408,481)	4,786,674
PREFERRED STOCKS - 0.9% FINANCIAL - 0.9%
Diversified Financial Services - 0.5%
56,213	SWK Holdings Corp., 9.000%	1,437,928
Equity Real Estate Investment Trusts (REITs) - 0.4%
45,017	Gladstone Land Corp., 5.000%	1,113,721
	TOTAL FINANCIAL	2,551,649
	TOTAL PREFERRED STOCKS
	(Cost - $2,469,592)	2,551,649
RIGHT - 0.0%
80,000	CO2 Energy Transition Corp.*(c)
	(Cost - $12,636)	12,400
WARRANT - 0.0%
DIVERSIFIED - 0.0%
Holding Companies-Diversified - 0.0%
43,327	Leafly Holdings Inc.*@ (Cost - $0)	264
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $278,384,791)	267,218,024

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 10.9%
COMMERCIAL PAPERS - 5.6%
$2,432,000	Arrow Electronics Inc., 4.814% due 6/4/25(i)	$2,430,386
1,843,000	Bacardi-Martini BV, 4.978% due 6/18/25(i)	1,838,296
2,660,000	Crown Castle Inc., 5.043% due 6/10/25(i)	2,655,988
1,532,000	FMC Corp., 5.273% due 6/20/25(i)	1,527,315
2,304,000	Genuine Parts Co., 4.717% due 6/3/25(i)	2,302,824
2,959,000	TELUS Corp., 5.074% due 8/11/25(i)	2,931,433
	Whirlpool Corp.:
1,957,000	5.577% due 6/2/25(i)	1,956,177
997,000	5.627% due 6/6/25(i)	996,019
	TOTAL COMMERCIAL PAPERS
	(Cost - $16,642,560)	16,638,438
CORPORATE NOTE - 0.1%
1,468,461	Tacora Resources Inc., 13.000% due 11/3/23(a)(c)(d)
	(Cost - $1,468,631)	293,692
TIME DEPOSITS - 4.9%
3,136,965	Citibank - New York, 3.680% due 6/2/25	3,136,965
11,172,254	JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	11,172,254
	TOTAL TIME DEPOSITS
	(Cost - $14,309,219)	14,309,219
U.S. GOVERNMENT OBLIGATION - 0.3%
1,000,000	U.S. Treasury Bill, 4.225% due 7/31/25(i)
	(Cost - $993,172)	993,072
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $33,413,582)	32,234,421
	TOTAL INVESTMENTS - 101.6%
	(Cost - $311,798,373)	299,452,445
	Liabilities in Excess of Other Assets - (1.6)%	(4,677,533)
	TOTAL NET ASSETS - 100.0%	$294,774,912

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $95,517,059 and represents 32.40% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2025, amounts to $18,640,871 and represents 6.32% of net assets.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is currently in default.
(g)	Interest only security.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rate shown represents yield-to-maturity.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Leafly Holdings Inc.	2/7/2022	$-	$264	0.00%*
Leafly Holdings Inc., Senior Unsecured Notes,
8.000% due 7/1/25	2/4/2022	8,497,00	6,320,600	2.14%
ProSomnus Inc., Senior Secured Notes, 8.000%
due 12/31/26	8/6/2024	4,810,432	4,477,353	1.52%
Prosomnus Sleep Technologies Inc.	8/6/2024	728,853	1,004,614	0.34%
UpHealth Inc.	11/22/2023	85,141	-	0.00%
			$11,802,831	4.00%

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MFA	—	Mortgage Finance Authority
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Low Duration Fixed Income Fund (concluded)

Summary of Investments by Security Type^
Corporate Bonds & Notes	37.2%
Collateralized Mortgage Obligations	13.2
Exchange Traded Fund (ETF)	12.4
Asset-Backed Securities	10.2
U.S. Government Agencies & Obligations	9.2
Senior Loans	3.6
Common Stocks	1.6
Preferred Stocks	0.9
Mortgage-Backed Securities	0.8
Sovereign Bonds	0.1
Right	0.0	*
Warrant	0.0	*
Short-Term Investments	10.8
	100.0%

^ As a percentage of total investments.

* Position represents less than 0.05%.

At May 31, 2025, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	5,500,000	BBH	$6,262,646	7/15/25	$–	$(117,331)	$(117,331)
Swedish Krona	51,050,000	BBH	5,339,165	7/15/25	–	(96,229)	(96,229)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$–	$(213,560)	$(213,560)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
EUR	—	Euro
SEK	—	Swedish Krona

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 75.0%
Austria - 0.5%
3,000,000	EUR	Lenzing AG, Junior Subordinated Notes, 5.750% (5-Year EUR Swap Rate + 11.208%)(a)(b)	$3,382,498
Bermuda - 0.4%
125,000	EUR	Aegon Ltd., Subordinated Notes, 0.496% (10-Year Netherlands Government Bond Yield + 0.850%)(a)(b)(c)	106,166
		Digicel Group Holdings Ltd., Senior Secured Notes:
61,871		zero coupon, due 12/31/30(c)(d)	381
193,149		zero coupon, due 12/31/30(d)	8,346
200,000		Geopark Ltd., Company Guaranteed Notes, 8.750% due 1/31/30(d)	158,720
584,000		Lancashire Holdings Ltd., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 5.080%) due 9/18/41(a)	547,218
875,000		SP Cruises Intermediate Ltd., Senior Secured Notes, 11.500% due 3/14/30(d)	818,655
1,150,000		Viking Cruises Ltd., Company Guaranteed Notes, 9.125% due 7/15/31(d)	1,234,725
		Total Bermuda	2,874,211
Brazil - 1.1%
4,000,000		Banco do Brasil SA, Junior Subordinated Notes, 8.748% (5-Year CMT Index + 4.398%)(a)(b)	4,019,884
400,000		Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(a)	395,648
3,238,734		Prumo Participacoes e Investimentos S/A, Senior Secured Notes, 7.500% due 12/31/31	3,281,054
		Total Brazil	7,696,586
British Virgin Islands - 0.2%
1,400,000		Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 6.125% due 5/15/29	1,437,657
Canada - 3.1%
350,000		AltaGas Ltd., Junior Subordinated Notes, 7.200% (5-Year CMT Index + 3.573%) due 10/15/54(a)(d)	342,313
2,100,000		Aris Mining Corp., Company Guaranteed Notes, 8.000% due 10/31/29(d)	2,132,050
1,693,000		Brookfield Residential Properties Inc./Brookfield Residential US LLC, Company Guaranteed Notes, 4.875% due 2/15/30(d)	1,472,910
3,800,000		Canacol Energy Ltd., Company Guaranteed Notes, 5.750% due 11/24/28	1,672,000
10,024,000		Cannabist Co. Holdings Inc., Senior Secured Notes, 9.500% due 2/3/26	6,667,147
764,000		Enerflex Ltd., Senior Secured Notes, 9.000% due 10/15/27(d)	784,960
50,000		Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27(d)	49,575
2,500,000		Polaris Renewable Energy Inc., Senior Secured Notes, 9.500% due 12/3/29	2,561,250
858,000		Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(d)	815,674
629,000		Taseko Mines Ltd., Senior Secured Notes, 8.250% due 5/1/30(d)	646,253
3,595,000		Trulieve Cannabis Corp., Senior Secured Notes, 8.000% due 10/6/26	3,523,100
		Total Canada	20,667,232
Cayman Islands - 2.2%
5,265,388		Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	4,144,387
848,000		C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(d)	841,365
1,900,000		Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(b)	1,895,250
200,000		Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27	197,750
19,023		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	18,428
3,181,276		Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	3,197,151
2,014,800		Rutas 2& 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	1,415,397
2,507,000		Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(d)	2,460,263
400,000		Seagate HDD Cayman, Company Guaranteed Notes, 9.625% due 12/1/32(d)	454,010
		Total Cayman Islands	14,624,001

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Chile - 1.8%
5,000,000		CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	$4,010,327
400,000		Cencosud SA, Company Guaranteed Notes, 4.375% due 7/17/27	394,052
3,312,172		Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(d)	2,888,214
1,300,000		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 5.125% due 2/2/33	1,243,991
243,250		Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	218,320
1,055,020		Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,038,433
1,959,520		GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	1,941,184
300,000		Sociedad de Transmision Austral SA, Senior Unsecured Notes, 4.000% due 1/27/32	274,327
		Total Chile	12,008,848
Colombia - 0.5%
600,000		Bancolombia SA, Subordinated Notes, 8.625% (5-Year CMT Index + 4.320%) due 12/24/34(a)	629,080
643,600		Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	645,209
2,090,000		Grupo Nutresa SA, Company Guaranteed Notes, 8.000% due 5/12/30(d)	2,150,466
		Total Colombia	3,424,755
Czech Republic - 0.3%
		Energo-Pro AS, Company Guaranteed Notes:
800,000		11.000% due 11/2/28	847,761
1,039,000	EUR	8.000% due 5/27/30(d)	1,199,591
		Total Czech Republic	2,047,352
France - 0.4%
500,000	EUR	Altice France SA, Senior Secured Notes, 4.000% due 7/15/29	482,587
201,000	EUR	Emeria SASU, Senior Secured Notes, 7.750% due 3/31/28	212,875
200,000		Iliad Holding SASU, Senior Secured Notes, 8.500% due 4/15/31(d)	211,070
		Viridien, Senior Secured Notes:
1,491,000	EUR	8.500% due 10/15/30(d)	1,617,297
426,000		10.000% due 10/15/30(d)	402,004
		Total France	2,925,833
Germany - 2.7%
1,600,000		Aareal Bank AG, Junior Subordinated Notes, 9.875% (5-Year CMT Index + 5.068%)(a)(b)	1,618,000
1,600,000		Cerdia Finanz GmbH, Senior Secured Notes, 9.375% due 10/3/31(d)	1,644,038
3,315,000	EUR	Cheplapharm Arzneimittel GmbH, Senior Secured Notes, 7.500% due 5/15/30	3,801,824
200,000		IHO Verwaltungs GmbH, Senior Secured Notes, 8.000% due 11/15/32(d)(e)	200,265
1,000,000	EUR	Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, Senior Secured Notes, 9.124% (3-Month EURIBOR + 7.000%) due 2/13/29(a)(d)	1,152,532
1,305,000	EUR	LifeFit Group MidCo GmbH, Senior Secured Notes, 9.021% (3-Month EURIBOR + 7.000%) due 8/29/29(a)	1,519,583
4,914,000	EUR	Platform Group AG, Company Guaranteed Notes, 8.875% due 7/11/28	5,791,420
1,487,000	EUR	Secop Group Holding GmbH, Senior Secured Notes, 10.755% (3-Month EURIBOR + 8.400%) due 12/29/26(a)	1,718,049
443,000	EUR	smava GmbH, Senior Secured Notes, 9.060% (3-Month EURIBOR + 7.000%) due 5/22/29(a)	508,057
		Total Germany	17,953,768
Gibraltar - 0.4%
		888 Acquisitions Ltd., Senior Secured Notes:
300,000	EUR	7.779% (3-Month EURIBOR + 5.500%) due 7/15/28(a)	337,669
1,600,000	GBP	10.750% due 5/15/30	2,177,479
		Total Gibraltar	2,515,148

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Guatemala - 0.3%
2,267,000		Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(a)	$2,221,660
India - 2.1%
		Adani Electricity Mumbai Ltd., Senior Secured Notes:
2,703,000		3.949% due 2/12/30	2,380,853
600,000		3.867% due 7/22/31	506,790
1,880,000		Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,645,683
		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
2,100,000		4.000% due 7/30/27	2,012,576
400,000		4.375% due 7/3/29	372,051
200,000		3.100% due 2/2/31	168,288
751,500		Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, Senior Secured Notes, 4.625% due 10/15/39	599,424
		Adani Transmission Step-One Ltd., Senior Secured Notes:
1,000,000		4.000% due 8/3/26	978,966
1,807,000		4.250% due 5/21/36	1,523,338
2,769,000		JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	2,492,091
900,000		JSW Infrastructure Ltd., Senior Secured Notes, 4.950% due 1/21/29	868,277
750,000		Reliance Industries Ltd., Senior Unsecured Notes, 3.667% due 11/30/27	732,784
		Total India	14,281,121
Indonesia - 0.2%
500,000		Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	487,643
700,000		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	690,871
		Total Indonesia	1,178,514
Ireland - 0.7%
		Flutter Treasury DAC, Senior Secured Notes:
1,528,000		5.875% due 6/4/31(d)	1,535,640
1,020,000	GBP	6.125% due 6/4/31	1,382,422
2,125,000		Priority 1 Issuer Logistics DAC, Senior Secured Notes, 12.625% due 11/19/27	2,050,695
		Total Ireland	4,968,757
Isle of Man - 0.4%
2,500,000		AngloGold Ashanti Holdings PLC, Company Guaranteed Notes, 3.375% due 11/1/28	2,364,007
Italy - 0.7%
1,590,000	EUR	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30	1,852,973
1,600,000	EUR	EVOCA SpA, Senior Secured Notes, 7.612% (3-Month EURIBOR + 5.250%) due 4/9/29(a)	1,784,552
900,000	EUR	Fiber Midco SpA, Senior Unsecured Notes, 10.750% due 6/15/29(e)	968,382
400,000		Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(d)	360,389
		Total Italy	4,966,296
Japan - 0.4%
702,000		Nippon Life Insurance Co., Subordinated Notes, 6.500% (5-Year CMT Index + 3.189%) due 4/30/55(a)(d)	712,449
		Rakuten Group Inc., Senior Unsecured Notes:
1,150,000		11.250% due 2/15/27(d)	1,239,992
650,000		9.750% due 4/15/29(d)	695,929
		Total Japan	2,648,370

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Jersey, Channel Islands - 0.4%
700,000		Aptiv Swiss Holdings Ltd., Company Guaranteed Notes, 6.875% (5-Year CMT Index + 3.385%) due 12/15/54(a)(d)	$685,595
1,059,888		Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.940% due 9/30/40	851,158
1,108,000	GBP	Wheel Bidco Ltd., Senior Secured Notes, 9.875% due 9/15/29	1,379,508
		Total Jersey, Channel Islands	2,916,261
Liberia - 0.0%
50,000		Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 5.500% due 8/31/26(d)	50,007
Luxembourg - 5.8%
1,430,097		Acu Petroleo Luxembourg SARL, Senior Secured Notes, 7.500% due 1/13/32	1,438,141
950,000	EUR	Advanzia Bank SA, Subordinated Notes, 8.789% (3-Month EURIBOR + 6.750%) due 2/28/34(a)	1,143,451
3,151,000		Auna SA, Senior Secured Notes, 10.000% due 12/18/29	3,362,779
1,000,000		Chile Electricity Lux Mpc II SARL, Government Guaranteed Notes, 5.672% due 10/20/35(d)	996,650
297,600		Chile Electricity Lux MPC SARL, Government Guaranteed Notes, 6.010% due 1/20/33	305,412
711,000	EUR	ContourGlobal Power Holdings SA, Senior Secured Notes, 5.000% due 2/28/30(d)	813,178
3,000,000		CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	2,465,714
1,230,000	EUR	Cullinan Holdco Scsp, Senior Secured Notes, 4.625% due 10/15/26	1,191,076
1,637,000	EUR	Flamingo Lux II SCA, Senior Unsecured Notes, 5.000% due 3/31/29	1,131,085
2,359,000	EUR	GTC Aurora Luxembourg SA, Company Guaranteed Notes, 2.250% due 6/23/26	2,468,371
1,597,300		Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	1,494,779
114,000	EUR	Herens Midco SARL, Company Guaranteed Notes, 5.250% due 5/15/29	97,797
2,000,000		Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(d)	1,966,777
		Mangrove Luxco III SARL, Senior Secured Notes:
5,237,000	EUR	7.279% (3-Month EURIBOR + 5.000%) due 7/15/29(a)(d)	6,009,613
1,998,000	EUR	7.279% (3-Month EURIBOR + 5.000%) due 7/15/29(a)	2,292,764
		Millicom International Cellular SA, Senior Unsecured Notes:
1,350,000		5.125% due 1/15/28	1,326,137
270,000		6.250% due 3/25/29	269,260
		Movida Europe SA, Company Guaranteed Notes:
1,400,000		7.850% due 4/11/29	1,247,380
200,000		7.850% due 4/11/29(d)	178,197
1,500,000	EUR	Odyssey Europe Holdco SARL, Senior Secured Notes, 10.000% due 12/31/25(e)	1,656,411
1,438,000		OHI Group SA, Senior Secured Notes, 13.000% due 7/22/29	1,453,530
500,000		Raizen Fuels Finance SA, Company Guaranteed Notes, 5.700% due 1/17/35	463,037
600,000		Saavi Energia SARL, Senior Unsecured Notes, 8.875% due 2/10/35(d)	613,800
200,000		Simpar Europe SA, Company Guaranteed Notes, 5.200% due 1/26/31	157,014
		Telecom Italia Capital SA, Company Guaranteed Notes:
50,000		6.375% due 11/15/33(d)	50,403
150,000		6.000% due 9/30/34(d)	146,895
1,700,000		7.200% due 7/18/36(d)	1,767,458
1,040,724		Tierra Mojada Luxembourg II SARL, Senior Secured Notes, 5.750% due 12/1/40	965,272
1,229,000		Tyco Electronics Group SA, Company Guaranteed Notes, 4.500% due 2/9/31	1,212,209
		Total Luxembourg	38,684,590
Mexico - 4.2%
900,000		Banco Mercantil del Norte SA, Junior Subordinated Notes, 8.375% (5-Year CMT Index + 4.072%)(a)(b)(d)	893,043
		BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes:
1,300,000		5.875% (5-Year CMT Index + 4.308%) due 9/13/34(a)	1,249,433

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Mexico - (continued)
1,742,000		7.625% (5-Year CMT Index + 3.375%) due 2/11/35(a)(d)	$1,763,600
306,000		7.625% (5-Year CMT Index + 3.375%) due 2/11/35(a)	309,794
900,000		Braskem Idesa SAPI, Senior Secured Notes, 6.990% due 2/20/32	661,744
2,300,000		Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, Senior Secured Notes, 7.875% due 2/15/39(d)	2,311,346
1,100,000		Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%)(a)(b)	1,088,168
2,122,400		Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	2,142,202
		Comision Federal de Electricidad, Company Guaranteed Notes:
600,000		3.348% due 2/9/31	517,702
1,200,000		6.450% due 1/24/35(d)	1,154,559
1,743,368		Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.375% due 3/30/38	1,663,348
		FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes:
2,684,476		7.250% due 1/31/41(d)	2,648,907
695,975		7.250% due 1/31/41	686,754
		Grupo Aeromexico SAB de CV, Senior Secured Notes:
1,820,000		8.250% due 11/15/29	1,717,170
1,717,000		8.625% due 11/15/31	1,569,032
3,407,604		Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	3,329,059
2,000,000		Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	1,352,092
		Total Play Telecomunicaciones SA de CV, Senior Secured Notes:
1,800,000		10.500% due 12/31/28	1,691,416
1,300,000		11.125% due 12/31/32(d)	1,220,050
		Total Mexico	27,969,419
Morocco - 0.3%
1,900,000		OCP SA, Senior Unsecured Notes, 6.750% due 5/2/34	1,916,891
Multinational - 0.8%
4,637,000	EUR	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 3.000% due 9/1/29	4,582,297
500,000		Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(d)	492,533
200,000		Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(d)	190,622
		Total Multinational	5,265,452
Netherlands - 2.6%
5,259,000	EUR	Azerion Group NV, Senior Secured Notes, 9.086% (3-Month EURIBOR + 6.750%) due 10/2/26(a)	5,941,669
800,000		Braskem Netherlands Finance BV, Company Guaranteed Notes, 4.500% due 1/31/30	656,015
		Centrient Holding BV, Senior Secured Notes:
765,000	EUR	6.627% (3-Month EURIBOR + 4.500%) due 5/30/30(a)(d)	871,863
608,000	EUR	6.750% due 5/30/30(d)	699,186
993,000	EUR	Eastern European Electric Co. BV, Senior Secured Notes, 6.500% due 5/15/30(d)	1,147,611
1,863,402		Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	1,816,165
3,760,500		MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	3,607,523
200,000		Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(d)	185,740
385,000		Trivium Packaging Finance BV, Secured Notes, 12.250% due 1/15/31(d)	404,861
296,000		Trivium Packaging Finance BV, Senior Secured Notes, 8.250% due 7/15/30(d)	307,113
200,000		VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(d)	172,888
1,850,000		Ziggo Bond Co. BV, Company Guaranteed Notes, 5.125% due 2/28/30(d)	1,568,106
		Total Netherlands	17,378,740
Norway - 1.3%
1,000,000		Archer Norge AS, Senior Secured Notes, 9.500% due 2/25/30	1,001,875

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Norway - (continued)
1,100,000		BLUENORD ASA, Senior Unsecured Notes, 9.500% due 7/2/29(d)	$1,135,904
17,500,000	NOK	Bonheur ASA, Senior Unsecured Notes, 6.920% (3-Month NIBOR + 2.350%) due 10/9/29(a)(d)	1,706,138
1,254,000		DNO ASA, Senior Unsecured Notes, 8.500% due 3/27/30(d)	1,248,859
2,100,000	NOK	Hawk Infinity Software AS, Senior Secured Notes, 11.070% (3-Month NIBOR + 6.500%) due 10/3/28(a)	207,823
2,125,000		NES Fircroft Bondco AS, Senior Secured Notes, 8.000% due 9/30/29(d)	2,115,866
11,700,000	NOK	Norske Skog ASA, Senior Unsecured Notes, 9.030% (3-Month NIBOR + 4.500%) due 6/25/29(a)	1,106,282
		Total Norway	8,522,747
Paraguay - 0.2%
400,000		Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25	396,020
800,000		Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	559,447
200,000		Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	198,700
		Total Paraguay	1,154,167
Peru - 2.5%
		Banco de Credito del Peru SA, Subordinated Notes:
1,900,000		3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)	1,890,341
3,200,000		3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)	3,103,139
		Banco Internacional del Peru SAA Interbank, Subordinated Notes:
4,000,000		4.000% (5-Year CMT Index + 3.711%) due 7/8/30(a)	3,990,514
900,000		6.397% (5-Year CMT Index + 2.067%) due 4/30/35(a)(d)	911,790
800,000		Compania de Minas Buenaventura SAA, Company Guaranteed Notes, 5.500% due 7/23/26	793,856
1,500,000		InRetail Consumer, Senior Secured Notes, 3.250% due 3/22/28	1,409,782
3,500,000		InRetail Shopping Malls, Company Guaranteed Notes, 5.750% due 4/3/28	3,484,235
1,300,000		Minsur SA, Senior Unsecured Notes, 4.500% due 10/28/31	1,195,377
		Total Peru	16,779,034
Portugal - 0.0%
70,068		Invepar, zero coupon, due 12/30/28(c)	–
Romania - 0.3%
		Banca Transilvania SA, Senior Non-Preferred Notes:
158,000	EUR	8.875% (1-Year EURIBOR ICE Swap Rate + 5.580%) due 4/27/27(a)	186,488
1,571,000	EUR	5.125% (1-Year EURIBOR ICE Swap Rate + 2.950%) due 9/30/30(a)	1,788,671
		Total Romania	1,975,159
Serbia - 0.2%
1,600,000		Telecommunications co Telekom Srbija AD Belgrade, Senior Unsecured Notes, 7.000% due 10/28/29	1,585,464
Singapore - 1.9%
1,800,000		BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	1,784,491
2,400,000		DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(a)	2,347,645
800,000		Medco Laurel Tree Pte Ltd., Company Guaranteed Notes, 6.950% due 11/12/28	788,097
1,400,000		Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 4.602% (5-Year CMT Index + 1.575%) due 6/15/32(a)	1,393,577
		Oversea-Chinese Banking Corp.,Ltd., Subordinated Notes:
1,700,000		1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	1,685,304
300,000		1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(d)	297,407

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
Singapore - (continued)
		United Overseas Bank Ltd., Subordinated Notes:
800,000		1.750% (5-Year CMT Index + 1.520%) due 3/16/31(a)	$780,729
1,400,000		2.000% (5-Year CMT Index + 1.230%) due 10/14/31(a)	1,347,180
2,000,000		Yinson Production Financial Services Pte Ltd., Senior Secured Notes, 9.625% due 5/3/29(d)	2,075,746
		Total Singapore	12,500,176
Spain - 0.6%
		AI Candelaria -spain- SA, Senior Secured Notes:
1,629,163		7.500% due 12/15/28	1,608,798
3,050,000		5.750% due 6/15/33	2,556,480
200,000		Termocandelaria Power SA, Company Guaranteed Notes, 7.750% due 9/17/31(d)	199,396
		Total Spain	4,364,674
Sweden - 1.4%
522,000	EUR	Geveko AB, Senior Secured Notes, 6.867% (3-Month EURIBOR + 4.500%) due 12/26/28(a)	598,658
206,358		Go North Group AB, zero coupon, due 12/31/49(c)(f)	–
4,071,308		Go North Group AB, Senior Secured Notes, 10.106% (SOFRRATE + 5.762%) due 2/9/26(a)	2,157,793
3,147,394	SEK	Go North Group AB, Senior Unsecured Notes, 15.000% due 2/2/28(f)	–
7,500,000	SEK	Goldcup 100865 AB, Senior Secured Notes, 7.828% (3-Month SEK-STIBOR + 5.500%) due 7/11/28(a)	782,346
1,200,000	EUR	Inteno Group AB, Senior Secured Notes, 9.991% (3-Month EURIBOR + 7.500%) due 9/6/26(a)	967,444
7,500,000	SEK	Novedo Holding AB, Senior Secured Notes, 12.000% due 9/18/28	782,346
37,500,000	SEK	Stockwik Forvaltning AB, Senior Secured Notes, 10.317% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(a)	3,941,069
3,750,000	SEK	Storskogen Group AB, Senior Unsecured Notes, 6.073% (3-Month SEK-STIBOR + 3.750%) due 12/7/27(a)	401,449
		Total Sweden	9,631,105
United Kingdom - 5.7%
1,500,000		3t Global Bidco PLC, Senior Secured Notes, 11.250% due 5/22/28	1,509,175
2,029,000		Azule Energy Finance PLC, Company Guaranteed Notes, 8.125% due 1/23/30(d)	1,975,921
3,986,000	GBP	Bellis Acquisition Co. PLC, Senior Secured Notes, 8.125% due 5/14/30	5,008,397
1,500,000	GBP	Bellis Finco PLC, Company Guaranteed Notes, 4.000% due 2/16/27	1,965,593
1,750,000	GBP	Bracken MidCo1 PLC, Senior Unsecured Notes, 6.750% due 11/1/27(e)	2,320,652
1,200,000	GBP	Close Brothers Group PLC, Junior Subordinated Notes, 11.125% (5-Year UK Government Note Generic Bid Yield + 7.039%)(a)(b)	1,615,050
411,000		Endeavour Mining PLC, Company Guaranteed Notes, 7.000% due 5/28/30(d)	408,698
1,360,000		EnQuest PLC, Company Guaranteed Notes, 11.625% due 11/1/27	1,348,229
1,900,000		Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Unsecured Notes, 11.500% due 8/15/29(d)	1,762,250
14,990,437	SEK	Impala BondCo PLC, Senior Secured Notes, 12.000% due 10/30/27(c)(g)	938,217
800,000		Ithaca Energy North Sea PLC, Senior Unsecured Notes, 8.125% due 10/15/29(d)	802,120
		Jerrold Finco PLC, Senior Secured Notes:
2,600,000	GBP	7.875% due 4/15/30	3,573,756
1,095,000	GBP	7.500% due 6/15/31(d)	1,480,120
187,000	GBP	Liverpool Victoria Friendly Society Ltd., Subordinated Notes, 9.440% (5-Year UK Government Note Generic Bid Yield + 5.630%) due 5/22/43(a)	259,276
590,000		Marex Group PLC, Senior Unsecured Notes, 6.404% due 11/4/29	601,248
850,000		Marks & Spencer PLC, Senior Unsecured Notes, 7.125% due 12/1/37(d)	889,244

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
United Kingdom - (continued)
800,000	GBP	Oaknorth Bank PLC, Subordinated Notes, 10.000% (5-Year UK Government Note Generic Bid Yield + 6.199%) due 1/9/35(a)	$1,110,129
2,272,000	EUR	OEG Finance PLC, Senior Secured Notes, 7.250% due 9/27/29	2,642,027
1,011,000	EUR	Project Grand UK PLC, Senior Secured Notes, 9.000% due 6/1/29	1,215,816
1,515,000	GBP	Punch Finance PLC, Senior Secured Notes, 7.875% due 12/30/30(d)	2,061,502
2,700,000	GBP	RAC Bond Co. PLC, Senior Secured Notes, 5.250% due 11/4/27	3,553,454
1,000,000		Trident Energy Finance PLC, Company Guaranteed Notes, 12.500% due 11/30/29	970,059
350,000		Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(d)	317,295
		Total United Kingdom	38,328,228
United States - 28.4%
1,150,000		Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(d)	1,140,926
1,050,000		AECOM, Company Guaranteed Notes, 5.125% due 3/15/27(d)	1,049,079
		Albertsons Cos.,Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
100,000		4.625% due 1/15/27(d)	99,016
200,000		3.500% due 3/15/29(d)	187,906
1,450,000		Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Company Guaranteed Notes, 8.625% due 6/15/29(d)	1,515,598
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
750,000		5.750% due 5/20/27(d)	733,966
1,250,000		9.375% due 6/1/28(d)	1,262,352
215,000		ANGI Group LLC, Company Guaranteed Notes, 3.875% due 8/15/28(d)	199,181
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
150,000		8.250% due 1/15/30(d)	152,566
150,000		8.000% due 2/15/31(d)	151,806
229,000		BGC Group Inc., Senior Unsecured Notes, 6.150% due 4/2/30(d)	229,297
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
650,000		7.000% due 7/15/29(d)	671,565
350,000		7.250% due 7/15/32(d)	362,876
1,650,000		Brand Industrial Services Inc., Senior Secured Notes, 10.375% due 8/1/30(d)	1,479,929
750,000		Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.875% due 4/12/29(d)	798,658
1,800,000		Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(d)	1,919,135
50,000		Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(d)	52,910
400,000		Brink's Co., Company Guaranteed Notes, 6.500% due 6/15/29(d)	408,134
495,000		Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, Senior Secured Notes, 4.500% due 4/1/27(d)	480,749
596,000		Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes, 7.500% due 2/1/32(d)	594,957
1,423,000		BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(d)	1,323,390
200,000		BWX Technologies Inc., Company Guaranteed Notes, 4.125% due 4/15/29(d)	191,603
1,081,000		C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(d)	919,919
150,000		Carpenter Technology Corp., Senior Unsecured Notes, 7.625% due 3/15/30(d)	154,701
450,000		Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(d)	421,091
850,000		Cars.com Inc., Company Guaranteed Notes, 6.375% due 11/1/28(d)	849,208
1,500,000		Carvana Co., Senior Secured Notes, 9.000% due 6/1/31(d)(e)	1,739,874
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
50,000		5.125% due 5/1/27(d)	49,484
350,000		5.000% due 2/1/28(d)	343,289

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
2,889,000	Charles River Laboratories International Inc., Company Guaranteed Notes, 4.000% due 3/15/31(d)	$2,590,693
191,000	CHS/Community Health Systems Inc., Secured Notes, 6.125% due 4/1/30(d)	147,549
500,000	Ciena Corp., Company Guaranteed Notes, 4.000% due 1/31/30(d)	465,363
300,000	Civitas Resources Inc., Company Guaranteed Notes, 8.750% due 7/1/31(d)	293,312
250,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(d)	244,285
50,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(d)	46,350
500,000	CommScope LLC, Senior Secured Notes, 9.500% due 12/15/31(d)	519,709
1,519,000	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(d)	1,314,329
861,000	Compass Group Diversified Holdings LLC, Senior Unsecured Notes, 5.000% due 1/15/32(d)	703,882
250,000	Comstock Resources Inc., Company Guaranteed Notes, 5.875% due 1/15/30(d)	236,396
350,000	Consolidated Communications Inc., Senior Secured Notes, 6.500% due 10/1/28(d)	357,111
1,300,000	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/29(d)	1,374,014
200,000	CPI CG Inc., Senior Secured Notes, 10.000% due 7/15/29(d)	211,000
6,101,000	Crocs Inc., Company Guaranteed Notes, 4.125% due 8/15/31(d)	5,415,307
50,000	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26(d)	49,460
	DaVita Inc., Company Guaranteed Notes:
1,100,000	4.625% due 6/1/30(d)	1,027,885
150,000	6.875% due 9/1/32(d)	152,376
800,000	Deluxe Corp., Senior Secured Notes, 8.125% due 9/15/29(d)	808,755
450,000	Directv Financing LLC, Senior Secured Notes, 8.875% due 2/1/30(d)	443,279
	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes:
1,900,000	5.875% due 8/15/27(d)	1,870,186
100,000	10.000% due 2/15/31(d)	97,335
1,125,000	Diversified Gas & Oil Corp., Senior Secured Notes, 9.750% due 4/9/29	1,082,334
300,000	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(d)	280,165
100,000	Dycom Industries Inc., Company Guaranteed Notes, 4.500% due 4/15/29(d)	96,213
	Enova International Inc., Company Guaranteed Notes:
1,500,000	11.250% due 12/15/28(d)	1,609,137
300,000	9.125% due 8/1/29(d)	308,194
200,000	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(d)	203,370
618,000	EZCORP Inc., Company Guaranteed Notes, 7.375% due 4/1/32(d)	641,330
2,382,746	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, step bond to yield, 10.500% due 1/15/28(d)	2,426,779
10,650,000	Forum Energy Technologies Inc., Senior Secured Notes, 10.500% due 11/7/29	10,756,500
1,400,000	Garrett Motion Holdings Inc./Garrett LX I SARL, Company Guaranteed Notes, 7.750% due 5/31/32(d)	1,428,615
1,117,000	GE HealthCare Technologies Inc., Senior Unsecured Notes, 4.800% due 8/14/29	1,123,014
	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
50,000	7.750% due 2/1/28(d)	50,435
1,000,000	8.000% due 5/15/33(d)	1,014,656
1,080,000	Genworth Holdings Inc., Company Guaranteed Notes, 6.590% (3-Month TSFR + 2.264%) due 11/15/36(a)	893,343
1,600,000	GEO Group Inc., Company Guaranteed Notes, 10.250% due 4/15/31(d)	1,753,835
150,000	GEO Group Inc., Senior Secured Notes, 8.625% due 4/15/29(d)	158,336
3,753,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(d)	3,682,225
4,148,000	Getty Images Inc., Senior Secured Notes, 11.250% due 2/21/30(d)	4,116,890

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
350,000		Global Atlantic Finance Co., Company Guaranteed Notes, 7.950% (5-Year CMT Index + 3.608%) due 10/15/54(a)(d)	$359,058
400,000		Gran Tierra Energy Inc., Senior Secured Notes, 9.500% due 10/15/29(d)	280,051
5,214,000		GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(d)	4,809,912
2,055,000		Hawaii Electric Light Co.,Inc., 3.280% due 12/30/40(c)(f)	1,156,965
100,000		HealthEquity Inc., Company Guaranteed Notes, 4.500% due 10/1/29(d)	95,506
250,000		Hecla Mining Co., Company Guaranteed Notes, 7.250% due 2/15/28(d)	251,747
150,000		Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., Company Guaranteed Notes, 4.875% due 7/1/31(d)	134,502
		Howard Hughes Corp., Company Guaranteed Notes:
600,000		4.125% due 2/1/29(d)	564,054
1,250,000		4.375% due 2/1/31(d)	1,135,120
2,569,000		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 6.250% due 5/15/26	2,544,930
950,000		Iron Mountain Inc., Company Guaranteed Notes, 4.500% due 2/15/31(d)	890,150
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
3,297,000		6.125% due 11/1/32(d)	3,302,457
354,000		6.750% due 5/1/33(d)	363,038
1,900,000		Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Unsecured Notes, 5.000% due 8/15/28(d)	1,799,981
		Jefferson Capital Holdings LLC, Senior Unsecured Notes:
23,000		9.500% due 2/15/29(d)	24,396
403,000		8.250% due 5/15/30(d)	412,499
150,000		K Hovnanian Enterprises Inc., Senior Secured Notes, 11.750% due 9/30/29(d)	161,558
900,000		Karoon USA Finance Inc., Senior Secured Notes, 10.500% due 5/14/29(d)	899,409
1,750,000		Kinetik Holdings LP, Senior Unsecured Notes, 6.625% due 12/15/28(d)	1,784,742
150,000		Knife River Corp., Senior Unsecured Notes, 7.750% due 5/1/31(d)	157,007
1,350,000		Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(d)	1,383,498
100,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 4.250% due 2/1/27(d)	97,834
6,220,000		Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25@(c)(f)	5,287,000
		Light & Wonder International Inc., Company Guaranteed Notes:
50,000		7.250% due 11/15/29(d)	51,442
300,000		7.500% due 9/1/31(d)	310,016
800,000		Lumen Technologies Inc., Senior Secured Notes, 10.000% due 10/15/32(d)	820,480
350,000		M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28(d)	345,288
150,000		Manitowoc Co.,Inc., Secured Notes, 9.250% due 10/1/31(d)	156,297
3,572,000		Match Group Financeco 2 Inc., Company Guaranteed Notes, 0.875% due 6/15/26(d)	3,415,904
400,000		Match Group Holdings II LLC, Senior Unsecured Notes, 5.625% due 2/15/29(d)	396,645
50,000		Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 4/15/27(d)	50,474
1,750,000		Merlin Entertainments Group US Holdings Inc., Senior Secured Notes, 7.375% due 2/15/31(d)	1,596,721
400,000		Midcap Financial Issuer Trust, Senior Unsecured Notes, 6.500% due 5/1/28(d)	388,894
50,000		Molina Healthcare Inc., Senior Unsecured Notes, 6.250% due 1/15/33(d)	49,919
850,000		Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(d)	823,334
1,300,000		Moss Creek Resources Holdings Inc., Senior Unsecured Notes, 8.250% due 9/1/31(d)	1,253,467
3,623,000	GBP	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.692% due 6/5/28	3,783,404
1,622,000	EUR	MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes, 7.000% due 2/15/32(d)	1,869,408
1,500,000		NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(d)	1,638,480

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
616,000	New Flyer Holdings Inc., Secured Notes, 9.250% due 7/1/30(d)	$632,170
550,000	Nexstar Media Inc., Company Guaranteed Notes, 4.750% due 11/1/28(d)	529,149
	Nordstrom Inc., Senior Unsecured Notes:
152,000	4.375% due 4/1/30(d)	137,140
2,100,000	5.000% due 1/15/44(d)	1,468,783
500,000	Novelis Corp., Company Guaranteed Notes, 4.750% due 1/30/30(d)	475,317
100,000	NuStar Logistics LP, Company Guaranteed Notes, 5.625% due 4/28/27(d)	100,249
300,000	Oceaneering International Inc., Senior Unsecured Notes, 6.000% due 2/1/28(d)	295,958
	OneMain Finance Corp., Company Guaranteed Notes:
100,000	5.375% due 11/15/29(d)	96,888
50,000	7.875% due 3/15/30(d)	52,250
50,000	6.750% due 3/15/32(d)	49,698
350,000	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(d)	333,666
600,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Company Guaranteed Notes, 7.875% due 5/15/34(d)	517,471
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Secured Notes, 4.125% due 4/30/28(d)	187,865
1,200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(d)	1,008,337
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Unsecured Notes, 4.250% due 1/15/29(d)	47,288
50,000	Patrick Industries Inc., Company Guaranteed Notes, 6.375% due 11/1/32(d)	49,283
200,000	PennyMac Financial Services Inc., Company Guaranteed Notes, 7.125% due 11/15/30(d)	204,417
1,950,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(d)	1,881,889
200,000	Phinia Inc., Senior Secured Notes, 6.750% due 4/15/29(d)	204,422
1,650,000	Pitney Bowes Inc., Company Guaranteed Notes, 7.250% due 3/15/29(d)	1,649,286
847,000	Porch Group Inc., Senior Secured Notes, 6.750% due 10/1/28(d)	806,633
1,536,000	PRA Group Inc., Company Guaranteed Notes, 8.875% due 1/31/30(d)	1,574,456
4,534,000	Prime Healthcare Services Inc., Senior Secured Notes, 9.375% due 9/1/29(d)	4,606,494
250,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(d)	249,744
450,000	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(d)	427,472
	Prospect Capital Corp., Senior Unsecured Notes:
100,000	3.364% due 11/15/26(d)	94,292
1,850,000	3.437% due 10/15/28(d)	1,630,027
1,300,000	Rain Carbon Inc., Senior Secured Notes, 12.250% due 9/1/29(d)	1,354,467
650,000	Rand Parent LLC, Senior Secured Notes, 8.500% due 2/15/30(d)	640,500
	Resorts World Las Vegas LLC/RWLV Capital Inc., Company Guaranteed Notes:
400,000	4.625% due 4/16/29(d)	350,679
1,200,000	8.450% due 7/27/30(d)	1,180,959
50,000	RingCentral Inc., Senior Unsecured Notes, 8.500% due 8/15/30(d)	52,811
1,400,000	Rithm Capital Corp., Senior Unsecured Notes, 8.000% due 4/1/29(d)	1,403,728
800,000	Rocket Software Inc., Senior Secured Notes, 9.000% due 11/28/28(d)	825,398
1,750,000	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.875% due 4/15/40(d)	1,675,724
637,000	RR Donnelley & Sons Co., Secured Notes, 10.875% due 8/1/29(d)	619,120
974,000	RR Donnelley & Sons Co., Senior Secured Notes, 9.500% due 8/1/29(d)	976,447
1,694,000	Sabre GLBL Inc., Senior Secured Notes, 11.125% due 7/15/30(d)	1,738,044
200,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(d)	194,950
100,000	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 6.125% due 2/1/28(d)	101,119

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES - (continued)
United States - (continued)
50,000	Spirit AeroSystems Inc., Senior Secured Notes, 9.375% due 11/30/29(d)	$53,240
4,747,000	Sprint LLC, Company Guaranteed Notes, 7.625% due 3/1/26	4,799,183
208,000	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(d)	195,658
300,000	Starz Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(d)	242,406
500,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29(d)	485,285
279,000	Stonepeak Nile Parent LLC, Senior Secured Notes, 7.250% due 3/15/32(d)	288,960
3,940,000	StoneX Group Inc., Senior Secured Notes, 7.875% due 3/1/31(d)	4,150,136
4,130,000	Summit Midstream Holdings LLC, Senior Secured Notes, 8.625% due 10/31/29(d)	4,139,268
1,050,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(d)	964,979
600,000	Synchrony Financial, Subordinated Notes, 7.250% due 2/2/33(d)	613,211
350,000	Taylor Morrison Communities Inc., Company Guaranteed Notes, 5.750% due 1/15/28(d)	352,070
	TEGNA Inc., Company Guaranteed Notes:
550,000	4.625% due 3/15/28(d)	533,194
350,000	5.000% due 9/15/29(d)	333,381
100,000	TransDigm Inc., Company Guaranteed Notes, 5.500% due 11/15/27(d)	99,922
50,000	TransDigm Inc., Senior Secured Notes, 6.375% due 3/1/29(d)	50,815
500,000	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27(d)	503,596
1,700,000	Turning Point Brands Inc., Senior Secured Notes, 7.625% due 3/15/32(d)	1,787,577
50,000	United Rentals North America Inc., Company Guaranteed Notes, 4.875% due 1/15/28(d)	49,469
250,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Secured Notes, 10.500% due 2/15/28(d)	265,220
300,000	Univision Communications Inc., Senior Secured Notes, 8.500% due 7/31/31(d)	288,049
950,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(d)	908,983
	VF Corp., Senior Unsecured Notes:
150,000	2.800% due 4/23/27(d)	141,013
500,000	2.950% due 4/23/30(d)	417,222
100,000	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(d)	104,259
50,000	Viavi Solutions Inc., Company Guaranteed Notes, 3.750% due 10/1/29(d)	46,001
3,576,000	Viking Baked Goods Acquisition Corp., Senior Secured Notes, 8.625% due 11/1/31(d)	3,371,453
1,500,000	Vornado Realty LP, Senior Unsecured Notes, 3.400% due 6/1/31(d)	1,289,218
1,737,000	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(d)	1,794,519
150,000	Wayfair LLC, Senior Secured Notes, 7.750% due 9/15/30(d)	146,963
2,133,000	Western Digital Corp., Senior Secured Notes, 3.100% due 2/1/32	1,841,356
1,019,000	Windstream Services LLC/Windstream Escrow Finance Corp., Senior Secured Notes, 8.250% due 10/1/31(d)	1,060,520
1,000,000	Wipro IT Services LLC, Company Guaranteed Notes, 1.500% due 6/23/26	966,360
700,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(d)	677,349
	XPLR Infrastructure Operating Partners LP, Company Guaranteed Notes:
1,100,000	4.500% due 9/15/27(d)	1,064,087
50,000	8.375% due 1/15/31(d)	52,215
100,000	8.625% due 3/15/33(d)	104,900
850,000	XPLR Infrastructure Operating Partners LP, Senior Unsecured Notes, 7.250% due 1/15/29(d)	854,171
5,394,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(d)	5,447,891
500,000	ZF North America Capital Inc., Company Guaranteed Notes, 6.875% due 4/14/28(d)	495,535
5,959,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(d)	5,401,163
	Total United States	191,128,086
	TOTAL CORPORATE BONDS& NOTES
	(Cost - $505,346,950)	504,336,814

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
SENIOR LOANS(a) - 8.7%
United States - 8.7%
4,572,051		Audacy Capital LLC, 10.441% (1-Month USD-SOFR + 0.600)% due 10/1/29	$3,721,649
2,289,000		Bally's Corp., due 10/2/28(h)	2,011,779
3,280,778		Charter Communications Operating LLC, 6.548% (3-Month USD-SOFR + 0.225)% due 12/15/31	3,277,923
6,388,774		CMG Media Corp., 7.899% (3-Month USD-SOFR + 0.350)% due 6/18/29	6,053,363
1,641,133		Container Store Inc., 5.259% (6-Month USD-SOFR + 0.100)% due 7/30/29(f)	1,148,793
331,625		Elevate Textiles Inc., 12.948% (3-Month USD-SOFR + 0.850)% due 9/30/27	331,625
5,734,842		Fiserv Investment Solutions Inc., 8.322% (3-Month USD-SOFR + 0.400)% due 2/18/27	5,624,905
994,453		GemmaCert Ltd., 0.000% (6-Month USD-SOFR + 0.000)% due 5/19/24(c)(f)	–
8,109,696		Inotiv Inc., 10.943% (1-Month USD-SOFR + 0.650)% due 11/5/26@	6,487,757
6,049,613		Magnite Inc., 7.327% (1-Month USD-SOFR + 0.300)% due 2/6/31	6,019,365
4,538,670		Mountaineer Merger Corp., 11.549% (3-Month USD-SOFR + 0.700)% due 10/26/28	2,830,996
6,198,491		Outerstuff LLC, 11.061% (3-Month USD-SOFR + 0.650)% due 12/31/27	6,074,522
3,224,000		Solaris Energy Infrastructure LLC, 10.299% (3-Month USD-SOFR + 0.600)% due 9/11/29(c)	3,280,420
6,569,000		TPC Group Inc., 9.952% (6-Month USD-SOFR + 0.575)% due 12/16/31	6,295,270
1,990,000		TripAdvisor Inc., 7.049% (3-Month USD-SOFR + 0.275)% due 7/8/31	1,965,125
1,677,466		Trulite Holding Corp., 10.288% (3-Month USD-SOFR + 0.600)% due 3/1/30	1,601,980
1,601,600		United Natural Foods Inc., 9.077% (1-Month USD-SOFR + 0.475)% due 5/1/31	1,606,277
		Total United States	58,331,749
		TOTAL SENIOR LOANS
		(Cost - $62,568,319)	58,331,749
SOVEREIGN BONDS - 1.3%
Dominican Republic - 0.2%
1,200,000		Dominican Republic International Bond, 5.500% due 2/22/29	1,184,040
Guatemala - 0.3%
		Guatemala Government Bond:
300,000		4.500% due 5/3/26	296,655
200,000		4.375% due 6/5/27	196,066
1,800,000		5.250% due 8/10/29	1,777,500
		Total Guatemala	2,270,221
Morocco - 0.2%
		Morocco Government International Bond:
800,000		2.375% due 12/15/27	747,923
500,000		3.000% due 12/15/32	413,176
		Total Morocco	1,161,099
Paraguay - 0.2%
1,400,000		Paraguay Government International Bond, 4.700% due 3/27/27	1,388,212
Romania - 0.4%
2,513,000	EUR	Romanian Government International Bond, 6.250% due 9/10/34(d)	2,840,980
		TOTAL SOVEREIGN BONDS
		(Cost - $8,543,308)	8,844,552
U.S. GOVERNMENT AGENCY & OBLIGATION - 1.2%
U.S. GOVERNMENT OBLIGATION - 1.2%
8,191,000		U.S. Treasury Note, 4.375% due 7/31/26
		(Cost - $8,226,081)	8,214,037

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†		Security	Value
ASSET-BACKED SECURITIES - 0.9%
Real Estate - 0.9%
		Vivion Investments SARL:
4,965,980	EUR	6.500% due 8/31/28(e)	$5,526,093
483,600	EUR	6.500% due 2/28/29(e)	531,281
		Total Real Estate	6,057,374
		TOTAL ASSET-BACKED SECURITIES
		(Cost - $5,650,270)	6,057,374
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Mortgage Securities - 0.5%
		CAMB Commercial Mortgage Trust:
1,350,000		Series 2019-LIFE, Class A, 5.696% (1-Month TSFR + 1.367%) due 12/15/37(a)(d)	1,349,156
2,410,564		Series 2019-LIFE, Class B, 5.876% (1-Month TSFR + 1.547%) due 12/15/37(a)(d)	2,409,058
		Total Mortgage Securities	3,758,214
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $3,760,564)	3,758,214

Shares/Units

COMMON STOCKS - 2.0%
United Kingdom - 0.5%
349,999	Tavia Acquisition Corp.*(c)	3,545,490
United States - 1.5%
15,560	Alpha Partners Technology*(c)(f)	552
26,518	Forum Energy Technologies Inc.*	390,875
224,700	K&F Growth Acquisition Corp. II, Class A Shares*	2,258,235
2,835,078	Prosomnus Sleep Technologies Inc.*@(c)(f)	3,415,135
57	Real Alloy Holding Inc.*(c)(f)	3,707,600
238,311	UpHealth Inc.*@(c)(f)	–
115,591	Verano Holdings Corp.*(c)	53,661
26,200	Warner Bros Discovery Inc.*	261,214
	Total United States	10,087,272
	TOTAL COMMON STOCKS
	(Cost - $13,619,633)	13,632,762
EXCHANGE TRADED FUND (ETF) - 1.3%
United States - 1.3%
235,384	Xtrackers USD High Yield Corporate Bond
	(Cost - $8,341,668)	8,582,101
PREFERRED STOCKS - 1.1%
United States - 1.1%
71,733	CTO Realty Growth Inc., 6.375%(b)	1,559,475
196,289	NGL Energy Partners LP, 11.804% (3-Month TSFR + 7.475%)(a)(b)	4,475,389
43,599	Saratoga Investment Corp., 6.000%	1,065,124
	Total United States	7,099,988
	TOTAL PREFERRED STOCKS
	(Cost - $7,548,843)	7,099,988
WARRANTS - 0.0%
Bermuda - 0.0%
558,670	McDermott International Ltd.*(c)(f)	–
502,803	WT PUR COM*(c)(f)	–
	Total Bermuda	–

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
WARRANTS - (continued)
Israel - 0.0%
41,956	GemmaCert Ltd.*(c)(f)	$–
United States - 0.0%
14,538	Audacy Capital Corp.*(c)(f)	145,380
36,249	Leafly Holdings Inc.*@	221
	Total United States	145,601
	TOTAL WARRANTS
	(Cost - $868,011)	145,601
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $624,473,647)	619,003,192

Face Amount†

SHORT-TERM INVESTMENTS - 7.5%
COMMERCIAL PAPERS - 2.2%
4,408,000		Arrow Electronics Inc., 4.814% due 6/4/25(i)	4,405,075
5,216,000		Crown Castle Inc., 5.045% due 6/3/25(i)	5,213,183
		Whirlpool Corp.:
3,547,000		5.577% due 6/2/25(i)	3,545,508
1,808,000		5.627% due 6/6/25(i)	1,806,221
		TOTAL COMMERCIAL PAPERS
		(Cost - $14,975,970)	14,969,987
CORPORATE NOTE - 0.1%
2,165,123		Tacora Resources Inc., 13.000% due 11/3/23(c)(d)(f)
		(Cost - $2,165,713)	433,025
TIME DEPOSITS - 5.2%
1,805,997		ANZ National Bank - London, 3.680% due 6/2/25	1,805,997
		Brown Brothers Harriman - Grand Cayman:
204,738	SEK	1.070% due 6/2/25	21,357
60,831	NOK	3.230% due 6/2/25	5,960
		Citibank - London:
3,135,049	EUR	1.080% due 6/2/25	3,559,849
3,287,750	GBP	3.170% due 6/2/25	4,430,078
13,618,870		Citibank - New York, 3.680% due 6/2/25	13,618,870
901,734		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	901,734
7,252,086		Royal Bank of Canada - Toronto, 3.680% due 6/2/25	7,252,086
3,271,250		Skandinaviska Enskilda Banken AB - Stockholm, 3.680% due 6/2/25	3,271,250
		TOTAL TIME DEPOSITS
		(Cost - $34,867,181)	34,867,181
		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $52,008,864)	50,270,193
		TOTAL INVESTMENTS - 99.5%
		(Cost - $676,482,511)	669,273,385
		Other Assets in Excess of Liabilities - 0.5%	3,497,165
		TOTAL NET ASSETS - 100.0%	$672,770,550

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2025, amounts to $22,069,992 and represents 3.28% of net assets.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $240,854,849 and represents 35.80% of net assets.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.
(g)	Security is currently in default.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rate shown represents yield-to-maturity.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Inotiv Inc., 10.943% (1-Month USD-SOFR + 0.650)% due 11/5/26	9/21/2021	$4,204,200	$6,487,757	0.96%
Leafly Holdings Inc.	2/7/2022	-	221	0.00%*
Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 7/1/25	2/4/2022	7,109,000	5,287,000	0.79%
Prosomnus Sleep Technologies Inc.	8/6/2024	4,003,437	3,415,135	0.51%
UpHealth Inc.	11/22/2023	125,488	-	0.00%
			$15,190,113	2.26%

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SARL	—	Société à Responsabilité Limitée
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (continued)

Summary of Investments by Security Type^
Corporate Bonds & Notes	75.4%
Senior Loans	8.7
Common Stocks	2.0
Sovereign Bonds	1.3
Exchange Traded Fund (ETF)	1.3
U.S. Government Agency & Obligation	1.2
Preferred Stocks	1.1
Asset-Backed Securities	0.9
Collateralized Mortgage Obligations	0.6
Warrants	0.0 *
Short-Term Investments	7.5
100.0%

^ As a percentage of total investments.

*  Position represents less than 0.05%.

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
155	$1,233,335	iShares iBoxx HighYield, Put	RJA	7/18/25	$77.00	$(4,030)
455	3,620,435	iShares iBoxx HighYield, Call	RJA	7/18/25	79.00	(36,400)
460	3,660,220	iShares iBoxx HighYield, Put	RJA	7/18/25	105.00	(32,200)
200	199,400	Warner Bros. Discovery Inc., Call	RJA	7/18/25	10.00	(13,800)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $100,934)				$(86,430)

At May 31, 2025, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	1,293,576	BBH	$1,743,101	6/12/25	$33,513	$–	$33,513
Euro	3,949,929	BBH	4,487,576	6/12/25	92,092	–	92,092
Euro	1,191,978	BBH	1,354,224	6/12/25	27,791	–	27,791
Norwegian Krone	10,400,000	BBH	1,018,977	7/15/25	8,759	–	8,759
					$162,155	$–	$162,155

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Global Fixed Income Opportunities Fund (concluded)

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
British Pound	22,607,944	BBH	$30,464,329	6/12/25	$–	$(594,329)	$(594,329)
British Pound	1,190,885	BBH	1,604,723	6/12/25	–	(27,427)	(27,427)
British Pound	928,000	BBH	1,250,485	6/12/25	–	(2,636)	(2,636)
Euro	52,451,792	BBH	59,591,308	6/12/25	–	(1,195,573)	(1,195,573)
Euro	2,697,558	BBH	3,064,738	6/12/25	–	(56,664)	(56,664)
Euro	276,742	BBH	314,411	6/12/25	–	(4,115)	(4,115)
Euro	1,204,000	BBH	1,367,883	6/12/25	–	(12,174)	(12,174)
Euro	19,000,000	BBH	21,634,596	7/15/25	–	(405,326)	(405,326)
Norwegian Krone	37,000,000	BBH	3,625,207	7/15/25	–	(73,740)	(73,740)
Swedish Krona	11,642,000	BBH	1,215,056	6/12/25	14,029	–	14,029
Swedish Krona	52,630,000	BBH	5,504,413	7/15/25	–	(99,207)	(99,207)
					$14,029	$(2,471,191)	$(2,457,162)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$176,184	$(2,471,191)	$(2,295,007)

Currency Abbreviations used in this schedule:
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
RJA	—	Raymond James &Associates

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 24.2%
Mortgage Securities - 24.2%
$1,188,795	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 5.419% (1-Month TSFR + 1.094%) due 6/25/35(a)	$1,183,399
5,400,000	BBCMS Mortgage Trust, Series 2023-C19, Class A2A, 5.756% due 4/15/56	5,485,538
365,540	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 4.759% (1-Month TSFR + 0.434%) due 2/25/34(a)	343,275
2,000,000	Benchmark Mortgage Trust, Series 2023-B38, Class A2, 5.626% due 4/15/56	2,038,693
5,890,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class AS, 4.072% due 11/10/48(a)	5,617,412
976,000	Commercial Mortgage Trust, Series 2015-LC23, Class A4, 3.774% due 10/10/48	970,449
8,200,000	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 13.686% (SOFR30A + 9.364%) due 11/25/39(a)(b)	8,889,722
3,092,993	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 4.839% (1-Month TSFR + 0.514%) due 8/25/47(a)	2,891,818
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
3,379,105	Series 2016-C02, Class 1B, 16.686% (SOFR30A + 12.364%) due 9/25/28@(a)	3,642,669
1,329,657	Series 2016-C03, Class 2M2, 10.336% (SOFR30A + 6.014%) due 10/25/28@(a)	1,367,291
1,254,974	Series 2016-C04, Class 1B, 14.686% (SOFR30A + 10.364%) due 1/25/29@(a)	1,362,960
4,622,082	Series 2016-C06, Class 1B, 13.686% (SOFR30A + 9.364%) due 4/25/29@(a)	5,030,419
2,091,443	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 6.091% (1-Month TSFR + 1.764%) due 8/19/34(a)	2,254,611
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 9.686% (SOFR30A + 5.364%) due 1/25/50(a)(b)	5,964,004
3,780,000	Series 2020-DNA5, Class B2, 15.822% (SOFR30A + 11.500%) due 10/25/50(a)(b)	5,269,205
1,500,000	Series 2020-DNA6, Class B2, 9.972% (SOFR30A + 5.650%) due 12/25/50(a)(b)	1,698,746
1,280,000	Series 2020-HQA3, Class B2, 14.436% (SOFR30A + 10.114%) due 7/25/50(a)(b)	1,681,846
1,260,000	Series 2020-HQA4, Class B2, 13.836% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,625,514
	Freddie Mac STACR Trust:
5,000,000	Series 2019-DNA2, Class B2, 14.936% (SOFR30A + 10.614%) due 3/25/49(a)(b)	5,932,794
4,870,000	Series 2019-DNA3, Class B2, 12.586% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,554,445
4,130,753	Series 2019-DNA4, Class B2, 10.686% (SOFR30A + 6.364%) due 10/25/49(a)(b)	4,601,996
5,800,000	Series 2019-FTR1, Class B2, 12.786% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,917,377
4,030,000	Series 2019-HQA1, Class B2, 16.686% (SOFR30A + 12.364%) due 2/25/49(a)(b)	4,992,337
3,100,000	Series 2019-HRP1, Class B1, 8.486% (SOFR30A + 4.164%) due 2/25/49(a)(b)	3,375,750
	Freddie Mac Structured Agency Credit Risk Debt Notes:
4,422,485	Series 2015-DNA2, Class B, 11.986% (SOFR30A + 7.664%) due 12/25/27(a)	4,437,184
1,905,208	Series 2016-DNA1, Class B, 14.436% (SOFR30A + 10.114%) due 7/25/28(a)	2,003,691
4,290,000	Series 2017-HQA3, Class B1, 8.886% (SOFR30A + 4.564%) due 4/25/30@(a)	4,633,844
2,839,593	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 4.859% (1-Month TSFR + 0.534%) due 11/25/36(a)	2,678,439
7,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% due 11/15/48	6,849,715
	STACR Trust:
3,459,233	Series 2018-HRP1, Class B1, 8.186% (SOFR30A + 3.864%) due 4/25/43(a)(b)	3,566,964
4,690,416	Series 2018-HRP1, Class B2, 16.186% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,687,249
7,249,580	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% due 9/15/48	7,223,555
2,456,415	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% due 9/15/57(a)	2,327,183
	Total Mortgage Securities	128,100,094
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $121,544,901)	128,100,094

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 17.9%
Automobile ABS - 6.7%
$5,000,000	BMW Vehicle Owner Trust, Series 2025-A, Class A2A, 4.430% due 10/25/27	$4,994,871
3,320,000	Carmax Auto Owner Trust, Series 2025-1, Class A2A, 4.630% due 3/15/28	3,319,037
1,728,609	CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.300% due 3/15/27	1,730,747
2,378,484	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.580% due 4/17/28	2,392,846
2,483,896	Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.230% due 5/15/28	2,496,051
	GM Financial Consumer Automobile Receivables Trust:
3,488,079	Series 2023-1, Class A3, 4.660% due 2/16/28	3,488,528
2,890,000	Series 2025-1, Class A2A, 4.440% due 1/18/28	2,887,223
4,224,590	Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.480% due 4/17/28	4,250,974
	Santander Drive Auto Receivables Trust:
1,331,466	Series 2022-2, Class B, 3.440% due 9/15/27	1,329,655
662,396	Series 2024-2, Class A2, 5.800% due 9/15/27	663,052
5,410,000	Toyota Auto Receivables Owner Trust, Series 2022-A, Class A4, 1.540% due 5/17/27	5,335,889
2,380,000	World Omni Auto Receivables Trust, Series 2025-A, Class A2A, 4.490% due 4/17/28	2,379,494
	Total Automobile ABS	35,268,367
Home Equity ABS - 6.0%
857,005	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 5.219% (1-Month TSFR + 0.894%) due 10/25/35(a)	849,019
3,370,213	ABFC Trust, Series 2003-OPT1, Class A3, 5.119% (1-Month TSFR + 0.794%) due 4/25/33(a)	3,264,105
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 4.709% (1-Month TSFR + 0.384%) due 9/25/36(a)	2,306,515
700,612	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.562% (1-Month TSFR + 0.394%) due 12/25/36(a)	688,168
1,534,855	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 4.739% (1-Month TSFR + 0.414%) due 8/25/36(a)	1,476,224
1,580,959	CHEC Loan Trust, Series 2004-1, Class A3, 5.439% (1-Month TSFR + 1.114%) due 7/25/34(a)(b)	1,549,296
1,209,796	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.539% (1-Month TSFR + 1.214%) due 5/25/37(a)(b)	1,180,468
2,239,720	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 5.568% (1-Month TSFR + 1.239%) due 9/25/33(a)	2,226,477
3,546,311	Fremont Home Loan Trust, Series 2003-A, Class M1, 5.414% (1-Month TSFR + 1.089%) due 8/25/33(a)	3,788,443
1,330,432	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 5.219% (1-Month TSFR + 0.894%) due 2/25/34(a)	1,453,710
	Merrill Lynch Mortgage Investors Trust:
91,535	Series 2005-FM1, Class M1, 5.159% (1-Month TSFR + 0.834%) due 5/25/36(a)	91,144
1,151,202	Series 2006-OPT1, Class A2C, 4.739% (1-Month TSFR + 0.414%) due 8/25/37(a)	1,093,045
152,240	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 4.759% (1-Month TSFR + 0.434%) due 5/25/36(a)	151,656
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 5.759% (1-Month TSFR + 1.434%) due 1/25/36(a)	3,436,911
57,400	Series 2005-WCW2, Class M2, 5.234% (1-Month TSFR + 0.909%) due 7/25/35(a)	57,332
2,430,493	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 5.144% (1-Month TSFR + 0.819%) due 3/25/34(a)	2,506,654
	Structured Asset Securities Corp. Mortgage Loan Trust:
2,600,000	Series 2005-WF4, Class M8, 7.064% (1-Month TSFR + 2.739%) due 11/25/35(a)	2,546,483
79,829	Series 2006-BC6, Class A4, 4.609% (1-Month TSFR + 0.284%) due 1/25/37(a)	79,616
134,045	Series 2006-GEL1, Class M2, 5.639% (1-Month TSFR + 1.314%) due 11/25/35(a)(b)	133,710
490,095	Series 2007-BC3, Class 2A3, 4.619% (1-Month TSFR + 0.294%) due 5/25/47(a)	478,255

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - (continued)
Home Equity ABS - (continued)
$2,465,000	Terwin Mortgage Trust, Series 2006-7, Class 1A2C, 4.979% (1-Month TSFR + 0.654%) due 7/25/37(a)(b)	$2,183,954
	Total Home Equity ABS	31,541,185
Other ABS - 4.4%
5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 5.668% (3-Month TSFR + 1.412%) due 4/15/34(a)(b)	5,010,215
13,505,000	Barings CLO Ltd., Series 2021-1A, Class B, 5.943% (3-Month TSFR + 1.662%) due 4/25/34(a)(b)	13,457,781
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 10.311% (3-Month TSFR + 6.012%) due 6/15/31(a)(b)	324,328
1,032,682	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 11.108% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	593,878
1,291,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B, 5.781% (3-Month TSFR + 1.512%) due 1/20/31(a)(b)	1,291,062
2,850,000	Wellfleet CLO Ltd., Series 2019-1A, Class A2R, 6.331% (3-Month TSFR + 2.062%) due 7/20/32(a)(b)	2,851,787
	Total Other ABS	23,529,051
WL Collateral CMO - 0.8%
1,933,289	Ramp Trust, Series 2004-RS8, Class MII2, 5.242% (1-Month TSFR + 1.264%) due 8/25/34(a)	1,940,078
2,071,722	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 5.204% (1-Month TSFR + 0.879%) due 2/25/35(a)	2,132,484
	Total WL Collateral CMO	4,072,562
	TOTAL ASSET-BACKED SECURITIES
	(Cost - $93,974,974)	94,411,165
CORPORATE BONDS & NOTES - 9.4%
Consumer Cyclical - 0.4%
2,388,000	Six Flags Entertainment Corp., Senior Secured Notes, 7.000% due 7/1/25(b)	2,390,331
Financial - 2.6%
8,018,000	Genworth Holdings Inc., Company Guaranteed Notes, 6.590% (3-Month TSFR + 2.264%) due 11/15/36(a)	6,632,244
1,310,000	Huntington Capital Trust II, Limited Guaranteed Notes, 5.186% (3-Month TSFR + 0.887%) due 6/15/28(a)	1,243,112
5,710,000	Service Properties Trust, Senior Secured Notes, 8.625% due 11/15/31(b)	6,081,384
	Total Financial	13,956,740
Industrial - 1.7%
8,665,000	Danaos Corp., Senior Unsecured Notes, 8.500% due 3/1/28(b)(c)	8,874,858
Technology - 1.1%
4,818,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.600% due 10/15/54	4,496,635
1,153,000	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(b)	1,259,445
	Total Technology	5,756,080
Utilities - 3.6%
6,965,420	NRG Energy Inc., Junior Subordinated Notes, 10.250% (5-Year CMT Index + 5.920%)(a)(b)(d)	7,669,373
11,154,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740%)(a)(b)(c)(d)	11,314,339
	Total Utilities	18,983,712
	TOTAL CORPORATE BONDS & NOTES
	(Cost - $47,872,573)	49,961,721

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(a) - 2.2%
United States - 2.2%
$3,546,600	Crown Finance US Inc., 9.579% (1-Month USD-SOFR + 0.525)% due 12/2/31	$3,547,877
3,987,865	Crown Subsea Communications Holding Inc., 8.324% (1-Month USD-SOFR + 0.400)% due 1/30/31	4,001,583
3,975,915	Recess Holdings Inc., 8.025% (3-Month USD-SOFR + 0.375)% due 2/20/30	3,972,933
	Total United States	11,522,393
	TOTAL SENIOR LOANS
	(Cost - $11,521,863)	11,522,393

Shares/Units

COMMON STOCKS - 18.6%
COMMUNICATIONS - 0.2%
Telecommunications - 0.2%
24,083	Juniper Networks Inc.	865,302
CONSUMER CYCLICAL - 2.4%
Entertainment - 1.3%
144,905	Golden Entertainment Inc.	4,134,139
161,554	Penn Entertainment Inc.*	2,395,846
	Total Entertainment	6,529,985
Leisure Time - 0.5%
320,268	Lucky Strike Entertainment Corp.(e)	2,763,913
Retail - 0.6%
185,162	QXO Inc.@	3,147,754
	TOTAL CONSUMER CYCLICAL	12,441,652
CONSUMER NON-CYCLICAL - 5.6%
Biotechnology - 3.8%
37,200	Apogee Therapeutics Inc.*	1,363,008
207,221	Crinetics Pharmaceuticals Inc.*	6,322,313
204,085	Septerna Inc.*(e)	1,887,786
228,407	Viridian Therapeutics Inc.*	3,179,425
249,562	Xenon Pharmaceuticals Inc.*	7,199,864
	Total Biotechnology	19,952,396
Commercial Services - 1.7%
72,946	GXO Logistics Inc.*	3,000,999
227,395	WillScot Holdings Corp.	6,128,295
	Total Commercial Services	9,129,294
Healthcare-Products - 0.1%
17,331	Beta Bionics Inc.*	298,786
	TOTAL CONSUMER NON-CYCLICAL	29,380,476
DIVERSIFIED - 6.8%
SPACs - 6.8%
406,488	Archimedes Tech SPAC Partners II Co.*	4,109,594
91,525	Armada Acquisition Corp. II*	917,538
267,238	Berto Acquisition Corp.*	2,739,189
584,753	Bold Eagle Acquisition Corp., Class A Shares*	6,063,888
59,292	Churchill Capital Corp. X*	612,783
118,609	Columbus Circle Capital Corp. I*	1,197,951
482,000	Dynamix Corp.*(f)	4,844,100
213,051	Gesher Acquisition Corp. II, Class A Shares*	2,134,771
558,402	K&F Growth Acquisition Corp. II, Class A Shares*	5,611,940

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
DIVERSIFIED - (continued)
SPACs - (continued)
265,063	NewHold Investment Corp. III, Class A Shares*	$2,658,582
479,838	Oaktree Acquisition Corp. III Life Sciences, Class A Shares*	5,009,509
	Total SPACs	35,899,845
	TOTAL DIVERSIFIED	35,899,845
FINANCIAL - 2.7%
Banks - 1.4%
801,954	Blue Foundry Bancorp*	7,265,703
Investment Companies - 1.3%
384,038	Cannae Holdings Inc.	7,162,309
	TOTAL FINANCIAL	14,428,012
INDUSTRIAL - 0.9%
Metal Fabricate/Hardware - 0.9%
658,377	Hillman Solutions Corp.*	4,766,650
TECHNOLOGY - 0.0%
Software - 0.0%
15,831	QXO Inc.*(f)	269,127
	TOTAL COMMON STOCKS
	(Cost - $102,073,192)	98,051,064
OPEN-END FUND - 9.9%
4,563,494	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares
	(Cost - $51,926,187)	52,297,636
PREFERRED STOCK - 1.4%
CONSUMER CYCLICAL - 1.4%
Distribution/Wholesale - 1.4%
292,290	WESCO International Inc., 10.625% (5-Year CMT Index + 10.325%)(a)(d)
	(Cost - $7,856,063)	7,459,241
CONVERTIBLE PREFERRED STOCK - 0.3%
CONSUMER CYCLICAL - 0.3%
Retail - 0.3%
30,565	QXO Inc., 5.500%*
	(Cost - $1,528,250)	1,575,626
WARRANTS - 0.1%
DIVERSIFIED - 0.1%
SPACs - 0.1%
203,244	Archimedes Tech SPAC Partners II Co.*(f)	52,843
468,723	Bridger Aerospace Group Holdings Inc.*(f)	30,420
556,875	Calidi Biotherapeutics Inc.*(f)	3,063
6,864	Churchill Capital Corp. IX*(f)	6,933
241,000	Dynamix Corp.*(f)	83,868
106,525	Gesher Acquisition Corp. II*(f)	24,511
146,171	Haymaker Acquisition Corp. 4*(f)	38,005
131,807	Inspirato Inc.*(f)	1,331
132,531	NewHold Investment Corp. III*(f)	31,808
100,093	Oaktree Acquisition Corp. III Life Sciences*(f)	90,965
358,816	Pagaya Technologies Ltd.*(f)	58,092
88,320	Revolution Medicines Inc.*(f)	9,335

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS - (continued)
DIVERSIFIED - (continued)
SPACs - (continued)
77,310	SomaLogic Inc.*(f)	$7,808
	Total SPACs	438,982
	TOTAL DIVERSIFIED	438,982
	TOTAL WARRANTS
	(Cost - $1,603,438)	438,982
RIGHTS - 0.0%
667,287	Bold Eagle Acquisition Corp.*(f)	189,509
611,174	K&F Growth Acquisition Corp. II*(f)	77,436
	TOTAL RIGHTS
	(Cost - $232,028)	266,945
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $440,133,469)	444,084,867

Face Amount

SHORT-TERM INVESTMENTS - 12.9%
TIME DEPOSITS - 12.9%
$30,956,320	Citibank - New York, 3.680% due 6/2/25	30,956,320
37,163,607	JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	37,163,607
2	Skandinaviska Enskilda Banken AB - Stockholm, 3.680% due 6/2/25	2
	TOTAL TIME DEPOSITS
	(Cost - $68,119,929)	68,119,929

Shares/Units

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
MONEY MARKET FUND - 0.9%
4,805,861	Federated Government Obligations Fund, Premier Class, 4.183%(g)
	(Cost - $4,805,861)	4,805,861
	TOTAL INVESTMENTS - 97.8%
	(Cost - $513,059,259)	517,010,657
	Other Assets in Excess of Liabilities - 2.2%	11,534,816
	TOTAL NET ASSETS - 100.0%	$528,545,473

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $131,924,158 and represents 24.96% of net assets.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is on loan.
(f)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2025, amounts to $5,819,154 and represents 1.10% of net assets.
(g)	Represents investment of collateral received from securities lending transactions.
@	Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C02, Class 1B, 16.686% (SOFR30A + 12.364%) due 9/25/28	8/10/2021	$537,977	$3,642,669	0.69%
Series 2016-C03, Class 2M2, 10.336% (SOFR30A + 6.014%) due 10/25/28	3/17/2020	2,941,204	1,367,291	0.26%
Series 2016-C04, Class 1B, 14.686% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	1,355,446	1,362,960	0.26%
Series 2016-C06, Class 1B, 13.686% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	2,850,909	5,030,419	0.95%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA3, Class B1, 8.886% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	4,504,500	4,633,844	0.88%
QXO Inc.	5/22/2025	3,055,173	3,147,754	0.60%
			$19,184,937	3.64%

Abbreviations used in this schedule:
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPACs	—	Special Purpose Acquisition Companies
TSFR	—	CME Term SOFR Reference Rate

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

Summary of Investments by Security Type^
Collateralized Mortgage Obligations	24.8%
Common Stocks	19.0
Asset-Backed Securities	18.2
Open-End Fund	10.1
Corporate Bonds & Notes	9.7
Senior Loans	2.2
Preferred Stock	1.4
Convertible Preferred Stock	0.3
Warrants	0.1
Rights	0.1
Short-Term Investments	13.2
Money Market Fund	0.9
100.0%

^ As a percentage of total investments.

OTC Total Return Swaps

Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	13,686,938	8/5/2025	GSC	3-month	USD-Federal Funds-H.15	GSUCDHY1 Basket*	$(119,232)
USD	2,018,964	5/14/2025	MSCS	1-Month	USD-Federal Funds-H.15	KRE U.S. Equity	87,604
USD	2,334,900	2/11/2026	GSC	1-Month	USD-Federal Funds-H.15	GSCBDNYB Basket**	107,692
							$76,064

* GSUCDHY1 Basket consists of a portfolio of:

Security	Shares	Value as of May 31, 2025	% of the Basket
Absury Automotive Group Inc.	463,218	$3,975	4%
Ardagh Metal Packaging Finance USA LLC	463,218	3,975	4%
Aramark Services Inc.	463,218	3,975	4%
Ball Corporation	463,218	3,975	4%
Bath & BodyWorks Inc.	463,218	3,975	4%
1011778 B.C. Unlimited Liability Company	463,218	3,975	4%
Builders FirstSource Inc.	463,218	3,975	4%
Standard Building Solutions Inc.	463,218	3,975	4%
Mauser Packaging Solutions Holding Company	463,218	3,975	4%
Carnival Corp.	463,218	3,975	4%
Emerald Debt Merger Sub LLC	463,218	3,975	3%
Fertitta Entertainment LLC	463,218	3,975	3%
GFL Environment Inc.	463,218	3,974	3%
Chart Industries Inc.	463,218	3,974	3%
Hilton Domestic Operating Company Inc.	463,218	3,974	3%
Imola Merger Corp.	463,218	3,974	3%
Las Vegas Sands Corp.	463,218	3,974	3%
MGM Resorts International	463,218	3,974	3%
NCL Corporation Ltd.	463,218	3,974	3%

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

Security	Shares	Value as of May 31, 2025	% of the Basket
PetSmart LLC	463,218	$3,974	3%
Transocean Inc.	463,218	3,974	3%
Rolls-Royce PLC	463,218	3,974	3%
Spirit Aerosystems, Inc.	463,218	3,974	3%
Sensata Technologies BV	463,218	3,974	3%
Transdigm Inc.	463,218	3,974	3%
Viking Cruises Ltd.	463,218	3,974	3%
Wesco Distribution Inc.	463,218	3,974	3%
Weatherford International Ltd.	463,218	3,974	3%
Wynn LasVegas, LLC	463,218	3,974	3%
Yum! Brands, Inc.	463,218	3,974	3%
			100%

** GSCBDNYB Basket consists of a portfolio of:

Valley National Bancorp	45%
Metropolitan Bank Holding Corp.	15%
Dime Community Bancshares Inc.	14%
Amalgamated Financial Corp.	8%
Northfield Bancorp Inc.	5%
First of Long Island Corp.	4%
Flushing Financial Corp.	4%
Peapack-Gladstone Financial Corp.	4%
Bankwell Financial Group Inc.	1%
100%

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (continued)

At May 31, 2025, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency(2)	Counter party	Implied Credit Spread at 5/31/25(3)	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35	5.000%	12/20/25	3-month	MSCS	0.210%	USD	10,000,000	$366,309	$405,000	$(38,691)
CDX.NA.HY.35	5.000%	12/20/25	3-month	MSCS	0.210%	USD	10,000,000	369,087	246,500	122,587
CDX.NA.HY.37	5.000%	12/20/26	3-month	GSC	0.630%	USD	15,000,000	1,150,740	1,228,500	(77,760)
CDX.NA.HY.39	5.000%	12/20/27	3-month	GSC	1.907%	USD	20,000,000	1,707,718	1,725,000	(17,282)
CDX.NA.HY.41	5.000%	12/20/28	3-month	GSC	1.106%	USD	15,000,000	2,101,483	1,945,500	155,983
CDX.NA.HY.41	5.000%	12/20/28	3-month	MSCS	1.106%	USD	30,000,000	4,202,966	1,366,800	2,836,166
CDX.NA.IG.43	1.000%	12/20/29	3-month	GSC	2.020%	USD	60,000,000	(2,398,842)	(3,560,000)	1,161,158
CDX.NA.IG.43	1.000%	12/20/29	3-month	MSCS	2.020%	USD	20,000,000	(799,614)	(1,176,000)	376,386
								$6,699,847	$2,181,300	$4,518,547

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Multi Strategy Alternatives Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT - 0.9%
CORPORATE BOND & NOTE - 0.2%
Financial - 0.2%
$1,086,000	Service Properties Trust, Senior Unsecured Notes, 4.750% due 10/1/26
	(Proceeds - $1,008,368)	$1,068,861
U.S. GOVERNMENT AGENCY & OBLIGATION - 0.7%
U.S. GOVERNMENT OBLIGATION - 0.7%
	U.S. Treasury Bonds:
3,980,000	4.500% due 11/15/54	3,715,081
	TOTAL U.S. GOVERNMENT OBLIGATION	3,715,081
	TOTAL U.S. GOVERNMENT AGENCY & OBLIGATION
	(Proceeds - $3,799,345)	3,715,081
	TOTAL SECURITIES SOLD SHORT - 0.9%
	(Proceeds - $4,807,713)	$4,783,942

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - 94.1%
Alabama - 1.5%
$1,500,000	AA+	County of Jefferson AL, Revenue Bonds, 5.000% due 9/15/35	$1,513,629
1,500,000	BB-	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(a)	1,504,444
2,540,000	A2(b)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(c)	2,534,302
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	263,548
175,000	A	5.000% due 3/1/29	177,192
180,000	A	5.000% due 3/1/30	181,970
185,000	A	5.000% due 3/1/31	186,885
145,000	A	5.000% due 3/1/32	146,402
215,000	A	5.000% due 3/1/33	216,935
		Mobile County Industrial Development Authority, Revenue Bonds:
1,500,000	BBB-	Series A, 5.000% due 6/1/54(a)	1,407,214
1,000,000	BBB-	Series B, 4.750% due 12/1/54(a)	901,718
1,000,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(d)	983,261
		Total Alabama	10,017,500
Alaska - 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,033,793
Arizona - 2.4%
2,500,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	2,549,703
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(d)	1,496,590
105,000	AA+	City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM-Insured,
		Series Prerefunded 7/1/25 @ 100, 5.000% due 7/1/26(e)	105,150
		City of Glendale AZ, Revenue Bonds:
235,000	AA+	Series A, 5.000% due 7/1/29	235,287
230,000	AA+	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 7/1/27(e)	230,339
215,000	AA+	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 7/1/28(e)	215,317
6,365,000	AAA	City of Phoenix Civic Improvement Corp., Revenue Bonds, Series B, 4.000% due 7/1/29	6,344,032
		Maricopa County Industrial Development Authority, Revenue Bonds:
250,000	BB+	4.000% due 10/15/47(a)(d)	206,789
1,000,000	NR	Series A, 6.250% due 7/1/44(d)	1,011,204
800,000	AA-	Series D, 5.000% due 1/1/46(c)	811,335
1,350,000	Aa3(b)	Maricopa County Special Health Care District, GO, Series D, 4.000% due 7/1/35	1,357,204
1,000,000	NR	Sierra Vista Industrial Development Authority, Revenue Bonds, 5.750% due 6/15/58(d)	997,944
		Total Arizona	15,560,894
Arkansas - 0.6%
		Arkansas Development Finance Authority, Revenue Bonds:
1,000,000	BB-	4.500% due 9/1/49(a)(d)	980,048
1,150,000	BB-	5.700% due 5/1/53(a)	1,162,257
1,000,000	NR	City of Osceola AR, Revenue Bonds, 5.500% due 4/1/36(a)(c)	999,858
500,000	NR	Clarksville Public Educational Facilities Board, Revenue Bonds, Series B, 6.250% due 8/1/49	510,078
		Total Arkansas	3,652,241
California - 3.3%
1,000,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 2/1/50(d)	741,705
1,300,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 9.500% due 1/1/65(a)(d)	1,259,280
300,000	BB	California Municipal Finance Authority, Revenue Bonds, 6.375% due 6/15/64(d)	312,945
990,000	NR	California Public Finance Authority, Revenue Bonds, Series A1, 6.750% due 7/1/65(d)	1,027,861
		California Statewide Communities Development Authority, Revenue Bonds:
2,525,000	BB	5.500% due 12/1/54	2,458,010
1,000,000	BB	Series A, 5.000% due 12/1/46(d)	946,521
650,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, 4.000% due 5/15/38(a)	621,505
1,105,000	NR	CMFA Special Finance Agency VII, Revenue Bonds, Series A1, 3.000% due 8/1/56(d)	718,694

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
California - (continued)
$1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(d)	$759,621
		CSCDA Community Improvement Authority, Revenue Bonds:
1,500,000	NR	3.000% due 6/1/47(d)	1,004,663
1,000,000	NR	3.000% due 12/1/56(d)	648,974
1,000,000	NR	4.000% due 8/1/56(d)	840,730
1,000,000	NR	Fairfield Community Facilities District, Special Tax, Series A, 5.000% due 9/1/54	978,363
115,000	NR	Golden State Tobacco Securitization Corp., Revenue Bonds, Series A1, 5.000% due 6/1/25	115,000
1,260,000	A	Los Angeles Department of Water& Power, Revenue Bonds, Series B, 5.000% due 7/1/34	1,298,670
1,250,000	AA-	Peralta Community College District, GO, 5.000% due 8/1/34	1,432,678
2,000,000	WD(f)	Silicon Valley Tobacco Securitization Authority, Revenue Bonds, Series A, zero coupon, due 6/1/41	712,178

		State of California, GO:
760,000	AA-	4.000% due 3/1/26	766,998
2,250,000	AA-	5.000% due 9/1/26	2,312,374
435,000	AA-	Series B, 5.000% due 8/1/26	446,234
205,000	AA-	Series C, 5.000% due 8/1/29	209,501
2,000,000	AA	University of California, Revenue Bonds, Series CA, 5.000% due 5/15/39	2,187,208
		Total California	21,799,713
Colorado - 3.1%
1,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series A, 5.000% due 3/1/43	1,051,358
		Boulder Larimer& Weld Counties St Vrain Valley School District Re1J, GO:
650,000	AA+	5.000% due 12/15/29	706,806
650,000	AA+	5.000% due 12/15/38	712,940
		City& County of Denver CO Airport System Revenue, Revenue Bonds:
315,000	A+	Series A, 5.000% due 12/1/26(a)	321,587
195,000	AA-	Series A, 5.000% due 11/15/28(a)	201,110
455,000	AA-	Series A, 5.000% due 11/15/29(a)	468,587
115,000	AA-	Series A, 5.000% due 11/15/30(a)	118,280
1,000,000	A+	Series A, 5.000% due 12/1/37(a)	1,008,636
3,400,000	AA-	Series D, 5.500% due 11/15/30(a)	3,729,410
2,660,000	AAA	City& County of Denver CO, GO, Series A, 5.000% due 8/1/38	2,923,564
		Colorado Bridge& Tunnel Enterprise, Revenue Bonds:
500,000	AA	Series A, AGM-Insured, 5.000% due 12/1/41	524,511
1,200,000	AA	Series A, AGM-Insured 5.250% due 12/1/54	1,222,963
1,000,000	AA	Series A, AGM-Insured, 5.500% due 12/1/54	1,045,604
600,000	BB	Colorado Educational& Cultural Facilities Authority, Revenue Bonds, 5.800% due 4/1/54(d)	598,226
60,000	NR	Colorado Health Facilities Authority, Revenue Bonds, Series Prerefunded 11/19/26 @ 100, 5.000% due 11/15/49(c)(e)	61,693
40,000	AA	Colorado Housing& Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	40,301
500,000	NR	Independence Metropolitan District No 3, GO, Series A, 5.375% due 12/1/54	479,827
1,330,000	AAA	Regional Transportation District Sales Tax Revenue, Revenue Bonds, Series A, 4.250% due 11/1/36	1,386,594
1,325,000	AA-	State of Colorado, COP, 6.000% due 12/15/39	1,503,971
		Vauxmont Metropolitan District, GO, AGM-Insured:
125,000	AA	5.000% due 12/15/27	128,838
120,000	AA	5.000% due 12/15/29	123,682
135,000	AA	5.000% due 12/15/31	139,139
1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	1,656,049
		Total Colorado	20,153,676
Connecticut - 1.2%
1,500,000	AAA	Connecticut State Health& Educational Facilities Authority, Revenue Bonds, Series B2, 5.000% due 7/1/64(c)	1,651,897
		State of Connecticut, GO:
375,000	AA-	Series A, 5.000% due 4/15/26	381,433

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Connecticut - (continued)
$150,000	AA-	Series A, 5.000% due 4/15/30	$160,934
170,000	AA-	Series A, 5.000% due 4/15/34	179,389
175,000	AA-	Series B, 5.000% due 1/15/26	177,083
2,100,000	AA-	Series D, 5.000% due 7/15/25	2,104,771
100,000	AA-	Series E, 5.000% due 10/15/26	102,755
150,000	AA-	Series E, 5.000% due 10/15/29	153,686
1,260,000	AA-	Series E, 5.000% due 11/15/35	1,380,944
1,000,000	AA-	Series H, 5.000% due 11/15/27	1,051,682
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	346,649
		Total Connecticut	7,691,223
District of Columbia - 0.6%
1,820,000	AA-	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, 5.000% due 10/1/36(a)	1,837,187
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
1,000,000	AA	5.000% due 7/15/37	1,083,573
1,000,000	AA	5.000% due 7/15/38	1,073,040
		Total District of Columbia	3,993,800
Florida - 7.4%
1,000,000	NR	Cabot Citrus Farms Community Development District, Special Assessment, 5.250% due 3/1/29	1,005,945
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(d)	503,392
350,000	NR	Series A1, 4.000% due 6/15/29(d)	337,569
2,000,000	NR	Series A1, 5.000% due 7/1/56(d)	1,726,200
1,200,000	BB	Capital Trust Authority, Revenue Bonds, Series A, 5.250% due 7/1/55(d)	1,122,281
1,000,000	AA-	Central Florida Expressway Authority, Revenue Bonds, Series B, 4.000% due 7/1/36	1,000,821
2,500,000	AA-	City Of South Miami Health Facilities Authority Inc., Revenue Bonds, 5.000% due 8/15/42	2,509,590
		County of Broward FL Airport System Revenue, Revenue Bonds:
120,000	A+	Series A, 5.000% due 10/1/29(a)	120,352
85,000	A+	Series A, 5.000% due 10/1/31(a)	85,203
115,000	A+	Series A, 5.000% due 10/1/32(a)	115,242
1,000,000	A+	Series B, 5.000% due 10/1/29(a)	1,056,603
		County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds:
4,335,000	AA	Series B, 4.000% due 10/1/38	4,188,080
10,000,000	AA	Series B, 5.000% due 10/1/44	10,104,568
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	125,179
30,000	A+	Series B, 5.000% due 7/1/28	30,043
190,000	A+	Series B, 5.000% due 7/1/30	190,272
		Florida Development Finance Corp., Revenue Bonds:
1,125,000	NR	6.125% due 7/1/32(a)(c)(d)	1,139,492
600,000	NR	Series A, 6.750% due 6/15/53(d)	626,350
1,600,000	NR	Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.000% due 6/1/48(d)	1,353,308
2,000,000	A	Florida Insurance Assistance Interlocal Agency Inc., Revenue Bonds, Series A1, 5.000% due 9/1/25	2,007,546
45,000	A2(b)	Florida Municipal Power Agency, Revenue Bonds, 5.000% due 10/1/27	45,218
		Greater Orlando Aviation Authority, Revenue Bonds:
1,000,000	NR	5.000% due 11/15/36(a)	1,000,084
100,000	AA-	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/28(a)(e)	103,948
		Hillsborough County Port District, Revenue Bonds:
850,000	A+(f)	Series B, 5.000% due 6/1/33(a)	877,628
185,000	A+(f)	Series B, 5.000% due 6/1/38(a)	187,736
750,000	NR	Hobe-St Lucie Conservancy District, Special Assessment, 5.875% due 5/1/55	741,755
500,000	NR	Lakewood Ranch Stewardship District, Special Assessment, 6.300% due 5/1/54	514,302
		Lee County Industrial Development Authority, Revenue Bonds:
580,000	A+	Series 2019A1, 5.000% due 4/1/33	603,681

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Florida - (continued)
$515,000	A+	Series 2019A1, 5.000% due 4/1/35	$531,128
2,130,000	A+	Series 2019A1, 5.000% due 4/1/44	2,097,322
755,000	A+	Series 2019A2, 5.000% due 4/1/33(c)	758,544
		Marion County School Board, COP, AGM-Insured:
1,950,000	AA	5.000% due 6/1/31	2,126,892
2,000,000	AA	5.000% due 6/1/37	2,158,508
		Miami-Dade County Expressway Authority, Revenue Bonds:
235,000	A	Series A, 5.000% due 7/1/40	234,987
85,000	A	Series A, 5.000% due 7/1/44	83,245
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	198,990
200,000	Aa2(b)	Orange County School Board, COP, Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(e)	200,626
		School Board of Miami-Dade County, COP:
570,000	A+	Series A, 5.000% due 5/1/31	577,159
220,000	A+	Series B, 5.000% due 8/1/27	224,140
115,000	A+	Series D, 5.000% due 2/1/29	116,157
190,000	A+	Series D, 5.000% due 2/1/30	191,836
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	116,331
4,080,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, 5.000% due 10/1/49	4,193,748
990,000	NR	Village Community Development District No 12, Special Assessment, 4.250% due 5/1/43	894,180
		Total Florida	48,126,181
Georgia - 2.2%
2,240,000	Aa1(b)	Atlanta Urban Redevelopment Agency, Revenue Bonds, Series B, 5.000% due 7/1/28.	2,385,114
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	30,095
70,000	AA-	5.000% due 11/1/29	70,221
2,000,000	AA-	5.000% due 11/1/40	2,006,089
335,000	BBB(f)	Fayette County Development Authority, Revenue Bonds, 5.000% due 10/1/30	356,621
1,500,000	Aa1(b)	Main Street Natural Gas Inc., Revenue Bonds, Series C, 5.000% due 9/1/53(c)	1,567,074
4,000,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/33	4,518,655
3,000,000	Aa1(b)	Upper Oconee Basin Water Authority, Revenue Bonds, 5.000% due 7/1/49	3,102,345
		Total Georgia	14,036,214
Hawaii - 0.9%
5,000,000	Aa2(b)	City & County of Honolulu HI, GO, Series C, 4.000% due 10/1/32	5,031,241
1,000,000	AA-	State of Hawaii Department of Budget & Finance, Revenue Bonds, Series A, 5.000% due 7/1/36(g)	1,090,968
		Total Hawaii	6,122,209
Idaho - 0.6%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(d)	1,390,201
1,000,000	NR	Idaho Health Facilities Authority, Revenue Bonds, 7.125% due 11/1/57	1,049,000
		Idaho Housing & Finance Association, Revenue Bonds:
1,000,000	Aaa(b)	5.000% due 8/15/41	1,052,510
25,000	Aa1(b)	Series A, 4.000% due 1/1/50	25,049
250,000	Aa3(b)	Series A, 5.000% due 7/15/30	271,538
250,000	Aa3(b)	Series A, 5.000% due 7/15/31	274,590
		Total Idaho	4,062,888
Illinois - 4.6%
1,040,000	BB+	Chicago Board of Education, GO, Series A, 5.000% due 12/1/47	961,506
		Chicago O'Hare International Airport, Revenue Bonds:
1,635,000	A+	Series B, 5.000% due 1/1/41	1,637,035
1,000,000	A+	Series D, 5.250% due 1/1/42	1,007,730
		County of Cook IL Sales Tax Revenue, Revenue Bonds:
980,000	AA-	5.000% due 11/15/41	1,009,024
980,000	AA-	5.000% due 11/15/42	1,003,883

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Illinois - (continued)
$5,000	NR	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, Series Prerefunded 2/1/27 @ 100, 5.000% due 2/1/29(e)	$5,166
		Illinois Finance Authority, Revenue Bonds:
2,000,000	A+	Series A, 5.000% due 11/15/38	1,977,709
255,000	Aa3(b)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(e)	260,402
95,000	WD(f)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(e)	97,129
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(e)	175,602
870,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(e)	919,062
1,300,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(e)	1,373,310
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(e)	20,347
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	290,542
105,000	A	Series A, 5.000% due 2/1/31	105,146
1,000,000	A	Series A, 5.000% due 2/1/32	1,000,478
		Illinois State Toll Highway Authority, Revenue Bonds:
1,535,000	AA-	Series A, 5.000% due 1/1/42	1,542,798
1,500,000	AA-	Series A, 5.000% due 1/1/45	1,514,615
2,000,000	AA-	Series B, 5.000% due 1/1/40	2,004,115
1,045,000	Aa1(b)	Maine Township High School District No 207, GO, Series 2022, 4.000% due 12/1/25	1,048,999
2,880,000	A	State of Illinois Sales Tax Revenue, Revenue Bonds, Series A, 5.000% due 6/15/28	3,023,200
		State of Illinois, GO:
225,000	A-	5.000% due 6/1/25	225,000
195,000	A-	5.000% due 2/1/27	200,314
180,000	A-	5.000% due 2/1/28	184,403
2,980,000	A-	Series B, 5.000% due 5/1/32	3,207,994
405,000	A-	Series D, 5.000% due 11/1/25	407,994
390,000	A-	Series D, 5.000% due 11/1/26	399,470
1,500,000	A-	Series D, 5.000% due 7/1/32	1,615,851
		Will County Community Unit School District No 365-U Valley View, GO:
2,420,000	Aa1(b)	Series A, 5.000% due 11/1/25	2,435,681
165,000	AA	Series B, AGM-Insured, zero coupon, due 11/1/26	157,597
		Total Illinois	29,812,102
Indiana - 1.5%
3,750,000	AA	Carmel Redevelopment Authority, Revenue Bonds, Series B, 5.000% due 7/15/35	4,057,220
120,000	Aaa(b)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	119,461
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
550,000	A1(b)	5.000% due 1/1/35(a)	571,729
550,000	A1(b)	5.250% due 1/1/36(a)	581,555
600,000	A1(b)	5.250% due 1/1/37(a)	630,438
1,250,000	A1(b)	5.250% due 1/1/38(a)	1,303,429
1,895,000	Aa1(b)	Series 202, 6.000% due 1/15/41	2,109,733
580,000	AA	Warrick County Industrial Building Corp., Revenue Bonds, 5.000% due 8/1/32	630,045
		Total Indiana	10,003,610
Iowa - 1.9%
1,155,000	Aa1(b)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,155,000
1,785,000	Aaa(b)	City of West Des Moines IA, GO, Series A, 5.000% due 6/1/32	1,988,736
1,000,000	AAA	County of Polk IA, GO, Series A, 5.000% due 6/1/38(a)(g)	1,038,116
2,000,000	BBB	Iowa Finance Authority, Revenue Bonds, 4.750% due 8/1/42	1,908,717
6,440,000	A3(b)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(c)	6,510,463
		Total Iowa	12,601,032
Kansas - 0.2%
1,000,000	NR	City of Colby KS, Revenue Bonds, 5.500% due 7/1/26	1,001,605

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Kansas - (continued)
$25,000	SP-1+	City of Maize KS, GO, Series B, 4.000% due 10/1/26	$25,000
		Total Kansas	1,026,605
Kentucky - 1.0%
2,200,000	AA-	Fayette County School District Finance Corp., Revenue Bonds, 5.000% due 6/1/43	2,243,297
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	165,438
145,000	A	5.000% due 5/1/28	153,263
165,000	A	Series A, 5.000% due 2/1/29	166,845
170,000	A	Series A, 5.000% due 2/1/30	171,845
1,795,000	A	Series B, 5.000% due 11/1/26	1,841,608
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,461,061
		Total Kentucky	6,203,357
Louisiana - 2.8%
2,505,000	AA	City of Lafayette LA Utilities Revenue, Revenue Bonds, 5.000% due 11/1/42	2,601,348
265,000	AA+	Lafayette Parish School Board Sale Tax Revenue, Revenue Bonds, 5.000% due 4/1/37	286,659
		Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds:
1,500,000	AA	5.000% due 10/1/26	1,538,456
2,800,000	A1(b)	5.000% due 8/15/37	2,835,510
1,000,000	BB+	Parish of St James LA, Revenue Bonds, Series 2, 6.350% due 10/1/40(d)	1,071,565
1,000,000	A2(b)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,047,776
		State of Louisiana, GO:
3,350,000	AA	Series E, 5.000% due 9/1/31	3,703,463
4,835,000	AA	Series E, 5.000% due 9/1/33	5,452,740
		Total Louisiana	18,537,517
Maine - 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,075,247
Maryland - 2.0%
5,805,000	AAA	County of Prince George's MD, GO, Series A, 5.000% due 7/15/29	6,179,648
		Maryland Community Development Administration, Revenue Bonds:
145,000	Aa1(b)	Series B, 4.000% due 9/1/49	145,211
130,000	Aa1(b)	Series C, 3.500% due 3/1/50	129,401
320,000	Aa1(b)	Series C, 5.000% due 9/1/28	337,628
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,604,902
1,405,000	Baa3(b)	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.500% due 1/1/46	1,407,006
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	2,946,535
		Total Maryland	12,750,331
Massachusetts - 1.1%
1,500,000	AA+	Commonwealth of Massachusetts, GO, Series E, 5.000% due 11/1/45	1,544,428
		Massachusetts Development Finance Agency, Revenue Bonds:
1,500,000	AA-	4.000% due 4/1/41	1,396,817
1,000,000	AA-	5.000% due 7/1/35	1,011,939
1,290,000	AAA	Series A, 4.000% due 7/15/36	1,253,626
800,000	BB	Series A, 5.000% due 7/1/44(d)	761,787
500,000	AA+	Series A, 5.000% due 11/1/55(c)	563,142
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(a)	538,934
		Total Massachusetts	7,070,673
Michigan - 1.0%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, AGM-Insured, Series D, 3.655% due 7/1/32(c)	157,935
495,000	AA-	Michigan State Building Authority, Revenue Bonds, Series I, 5.000% due 10/15/34	503,663
4,870,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series A, 3.700% due 4/1/30	4,834,310

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Michigan - (continued)
$1,295,000	Aa1(b)	Thornapple Kellogg School District, GO, 5.000% due 5/1/43	$1,311,746
		Total Michigan	6,807,654
Minnesota - 2.0%
		Metropolitan Council, GO:
2,000,000	AAA	Series C, 5.000% due 12/1/27	2,105,651
2,500,000	AAA	Series I, 3.000% due 3/1/27	2,479,280
5,000,000	AAA	State of Minnesota, GO, Series A, 5.000% due 8/1/37	5,199,161
2,850,000	Aa1(b)	Willmar Independent School District No 347, GO, Series A, 5.000% due 2/1/28	3,003,856
		Total Minnesota	12,787,948
Mississippi - 0.7%
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	166,624
4,000,000	AA	Series C, 5.000% due 10/1/35	4,179,005
		Total Mississippi	4,345,629
Missouri - 1.2%
2,550,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	2,649,626
350,000	NR	Kansas City Industrial Development Authority, Revenue Bonds, Series A1, 5.000% due 6/1/54(d)	312,620
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,547,174
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,206,019
40,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	40,095
		Total Missouri	7,755,534
Montana - 0.2%
		Montana Board of Housing, Revenue Bonds:
5,000	AA+	Series A1, 4.000% due 12/1/47(a)	5,000
20,000	AA+	Series B, 4.000% due 6/1/50	20,062
1,390,000	AA	Yellowstone& Carbon Counties School District No 7-70 Laurel, GO, 5.000% due 7/1/42	1,446,056
		Total Montana	1,471,118
Nebraska - 0.8%
		Nebraska Investment Finance Authority, Revenue Bonds:
75,000	AAA	Series B, 4.000% due 9/1/49(a)	74,832
60,000	AAA	Series E, 3.750% due 9/1/49(a)	59,737
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	116,055
125,000	A+	Series B, 5.000% due 1/1/34	125,988
155,000	A+	Series B, 5.000% due 1/1/36	155,968
		Public Power Generation Agency, Revenue Bonds:
1,815,000	A2(b)	5.000% due 1/1/41	1,829,367
1,885,000	A2(b)	Series A, 5.000% due 1/1/27	1,945,802
1,000,000	Aa3(b)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,032,321
		Total Nebraska	5,340,070
Nevada - 1.2%
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,513,923
		County of Clark NV, GO:
1,340,000	AAA	Series A, 5.000% due 6/1/34	1,393,229
2,750,000	AAA	Series B, 4.000% due 11/1/34	2,754,178
2,000,000	AAA	Series B, 4.000% due 12/1/39	1,902,769
40,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	40,088
		Total Nevada	7,604,187
New Hampshire - 0.1%
1,000,000	B+	New Hampshire Business Finance Authority, Revenue Bonds, 2.950% due 4/1/29(a)(d)	953,371

New Jersey - 2.7%
		New Jersey Economic Development Authority, Revenue Bonds:
1,000,000	A-	Series EEE, 5.000% due 6/15/30	1,053,198
580,000	A-	Series XX, Prerefunded 6/15/25 @ 100, 5.000% due 6/15/26(e)	580,406

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New Jersey - (continued)
		New Jersey Educational Facilities Authority, Revenue Bonds:
$1,000,000	AAA	Series A, 5.000% due 7/1/64(c)	$1,089,534
1,315,000	AAA	Series C, 5.000% due 3/1/28	1,389,537
1,000,000	A-	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 5.000% due 9/15/32	1,093,198
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,320,000	A-	5.000% due 12/15/28	1,403,027
870,000	A-	Series A, zero coupon, due 12/15/27	799,289
195,000	A-	Series A, zero coupon, due 12/15/28	172,640
895,000	A-	Series A, 4.000% due 6/15/39	840,088
220,000	A-	Series A, 5.000% due 12/15/33	228,363
5,580,000	A-	Series A, 5.000% due 6/15/36	6,018,483
1,050,000	A-	Series AA, 5.000% due 6/15/40	1,074,551
1,770,000	A-	Series BB, 5.000% due 6/15/44	1,763,558
		Total New Jersey	17,505,872
New Mexico - 0.0%
95,000	Aa1(b)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	94,789
New York - 10.0%
1,430,000	Ba1(b)	Brooklyn Arena Local Development Corp., Revenue Bonds, zero coupon, due 7/15/46	460,813
1,650,000	(P)BBB+	Build NYC Resource Corp., Revenue Bonds, 5.500% due 7/1/55(a)(g)	1,666,011
		City of New York NY, GO:
1,000,000	AA	Series A, 5.000% due 8/1/40	1,055,588
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,061,132
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,521,257
500,000	AA	Series B1, 5.250% due 10/1/41	530,436
3,000,000	AA	Series C1, 5.000% due 8/1/31	3,259,452
3,425,000	AA	Series D1, 5.000% due 12/1/34	3,565,829
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,010,045
		Empire State Development Corp., Revenue Bonds:
1,000,000	AA+	Series A, 3.000% due 3/15/50	699,022
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,543,910
1,780,000	AA	Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds, Series A, 5.250% due 11/15/27	1,831,057
		Metropolitan Transportation Authority, Revenue Bonds:
245,000	A-	Series A2, 5.000% due 11/15/29	252,042
270,000	A-	Series B, 5.000% due 11/15/30	275,989
290,000	A-	Series C1, 5.000% due 11/15/27	297,422
685,000	A-	Series C1, 5.000% due 11/15/28	688,348
300,000	A-	Series C1, 5.000% due 11/15/31	310,274
370,000	A3(b)	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds, Series A, 5.000% due 11/15/51	363,745
250,000	CCC+	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	224,681
		New York City Municipal Water Finance Authority, Revenue Bonds:
1,000,000	AA+	5.000% due 6/15/41	1,036,556
2,430,000	AA+	Series DD, 5.000% due 6/15/28	2,590,818
1,945,000	AA+	Series EE, 5.000% due 6/15/45	1,959,313
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,326,923
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,245,099
275,000	AAA	Series C2, 5.000% due 5/1/32	287,444
1,000,000	AAA	Series C3, 5.000% due 5/1/41	1,016,370
1,600,000	AAA	Series F1, 5.000% due 2/1/41	1,670,595
		New York Liberty Development Corp., Revenue Bonds:
1,000,000	NR	5.000% due 11/15/44(d)	970,843
1,750,000	AA-	Series 1WTC, 2.750% due 2/15/44	1,217,314

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
New York - (continued)
		New York State Dormitory Authority, Revenue Bonds:
$1,000,000	B-	4.000% due 7/1/45	$812,353
605,000	Aa3(b)	Series A, 5.000% due 10/1/34	620,263
3,725,000	Aa1(b)	Series A, 5.000% due 3/15/41	3,916,219
1,000,000	BBB-	Series A, 5.000% due 7/15/42	994,195
3,000,000	Aa1(b)	Series A, 5.250% due 3/15/38	3,105,126
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa1(b)	5.000% due 12/1/36(a)	2,057,499
2,500,000	Baa1(b)	5.000% due 12/1/37(a)	2,550,504
1,500,000	BBB-	5.625% due 4/1/40(a)	1,537,651
1,500,000	BBB-	6.000% due 4/1/35(a)	1,628,553
1,500,000	B	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(a)(d)	1,359,127
2,500,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 205, 5.000% due 11/15/33	2,595,157
40,000	Aa1(b)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, Series 221, 3.500% due 10/1/32(a)	39,685
2,000,000	AA-	Triborough Bridge& Tunnel Authority, Revenue Bonds, 5.000% due 11/15/25	2,017,304
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,308,996
		Total New York	65,480,960
North Carolina - 0.6%
615,000	Aa3(b)	City of Charlotte NC Airport Revenue, Revenue Bonds, Series B, 5.000% due 7/1/34(a)(g)	660,297
1,210,000	AA+	County of Wake NC, Revenue Bonds, Series A, 5.000% due 5/1/28	1,284,559
1,725,000	Aa1(b)	North Carolina Turnpike Authority, Revenue Bonds, 5.000% due 1/1/34	1,948,803
105,000	Aa3(b)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(a)	110,514
		Total North Carolina	4,004,173
Ohio - 1.3%
2,945,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	2,548,144
2,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	2,005,027
5,000	NR	Columbus City School District, GO, Series Prerefunded 6/1/26 @ 100, 5.000% due 12/1/32(e)	5,095
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	131,945
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	1,061,305
		Jefferson County Port Authority, Revenue Bonds:
1,000,000	Ba1(b)	3.500% due 12/1/51(a)(d)	718,506
1,000,000	Ba1(b)	5.000% due 12/1/53(a)(c)(d)	1,000,746
1,250,000	CCC+	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(a)(d)	1,094,175
30,000	Aa1(b)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	30,284
		Total Ohio	8,595,227
Oklahoma - 2.1%
		Creek County Educational Facilities Authority, Revenue Bonds:
850,000	AA	5.000% due 9/1/38	907,519
800,000	AA	5.000% due 9/1/39	846,527
1,150,000	AA	5.000% due 9/1/40	1,205,426
1,000,000	Aa3(b)	Oklahoma County Independent School District No 52 Midwest City-Del City, GO, 4.000% due 7/1/28(g)	1,016,660
2,500,000	AA	Oklahoma County Independent School District No 89 Oklahoma City, GO, Series A, 1.250% due 7/1/26	2,458,109
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB	Series B, 5.500% due 8/15/52	1,968,465
825,000	BB	Series B, 5.500% due 8/15/57	804,536
2,000,000	AA-	Oklahoma Industries Authority, Revenue Bonds, 5.000% due 4/1/31	2,172,151
60,000	A	Oklahoma Municipal Power Authority, Revenue Bonds, Series B, 5.000% due 1/1/27	60,066
1,850,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, 5.000% due 4/1/41	1,968,699
		Total Oklahoma	13,408,158
Oregon - 0.1%
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(a)	313,035

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Oregon - (continued)
$165,000	AA-	5.000% due 7/1/29	$172,436
205,000	AA-	Series 24B, 5.000% due 7/1/32(a)	207,811
		Total Oregon	693,282
Pennsylvania - 2.7%
1,000,000	B+	Bucks County Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/51	773,928
		City of Philadelphia PA, GO:
85,000	A+	Series B, 5.000% due 8/1/27	85,204
300,000	A+	Series B, 5.000% due 8/1/29	300,656
320,000	A+	Series B, 5.000% due 8/1/30	320,784
335,000	A+	Series B, 5.000% due 8/1/31	335,804
500,000	AA-	City of Pittsburgh PA, GO, 5.000% due 9/1/40	529,324
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,066,424
500,000	A	Series B, 5.000% due 6/1/25	500,000
		Commonwealth of Pennsylvania, GO:
3,000,000	A+	4.000% due 3/15/34	3,000,078
2,950,000	A+	4.000% due 9/15/34	2,956,064
810,000	A+	5.000% due 9/15/29	828,589
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
625,000	B3(b)	5.450% due 1/1/51(a)(c)(d)	620,872
1,000,000	Baa2(b)	5.500% due 6/30/37(a)	1,060,696
1,185,000	Baa2(b)	5.500% due 6/30/38(a)	1,244,701
600,000	B	Series B, 5.250% due 12/1/38(c)	600,310
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	Series B, 4.000% due 8/15/38	748,176
1,000,000	AA	Series C, 4.000% due 8/15/41	940,103
1,500,000	Aa2(b)	West Shore School District, GO, 5.000% due 11/15/43	1,506,945
		Total Pennsylvania	17,418,658
Puerto Rico - 0.7%
		Commonwealth of Puerto Rico, GO:
1,000,000	NR	Series A1, 4.000% due 7/1/41	856,445
1,000,000	NR	Series A1, 4.000% due 7/1/46	821,393
		Puerto Rico Commonwealth Aqueduct& Sewer Authority, Revenue Bonds:
1,000,000	NR	Series A, 5.000% due 7/1/47(d)	947,546
1,000,000	NR	Series B, 4.000% due 7/1/47(d)	810,695
1,000,000	NR	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/58	937,947
		Total Puerto Rico	4,374,026
Rhode Island - 0.5%
		Providence Public Building Authority, Revenue Bonds:
400,000	AA	Series A, 5.250% due 9/15/41	424,485
410,000	AA	Series A, 5.250% due 9/15/43	429,407
1,000,000	AA-	Rhode Island Health& Educational Building Corp., Revenue Bonds, Series A, 5.000% due 5/15/42	1,027,153
55,000	AA+	Rhode Island Housing& Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	55,083
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(a)	51,685
1,125,000	AA	Series A, 5.000% due 12/1/26(a)	1,147,736
		Total Rhode Island	3,135,549
South Carolina - 0.9%
1,000,000	A1(b)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A1, 5.250% due 10/1/54(c)	1,052,671
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
1,000,000	NR	7.500% due 11/15/53	1,036,290

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
South Carolina - (continued)
$1,000,000	NR	7.750% due 11/15/58	$1,048,983
1,600,000	A+	Series A, 5.250% due 11/1/41	1,679,309
140,000	A+	South Carolina Ports Authority, Revenue Bonds, 5.000% due 7/1/30(a)	144,859
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A-	Series B, 5.000% due 12/1/35	185,442
275,000	A-	Series B, 5.000% due 12/1/36	275,528
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
85,000	Aaa(b)	Series A, 4.000% due 1/1/50	85,248
80,000	Aaa(b)	Series A, 4.000% due 7/1/50	80,244
		Total South Carolina	5,588,574
Tennessee - 0.7%
1,000,000	A	Chattanooga Health Educational & Housing Facility Board, Revenue Bonds, 5.000% due 12/1/34	1,077,975
1,000,000	AA+	County of Shelby TN, GO, Series A, 4.000% due 4/1/37	991,167
25,000	A	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds, 5.000% due 7/1/31	26,957
1,000,000	AA	Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds, AGM-Insured, Series B, 5.250% due 7/1/48	1,026,089
1,125,000	A1(b)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(a)	1,222,696
		Total Tennessee	4,344,884
Texas - 15.0%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,831,874
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	1,947,389
2,500,000	AAA	Aldine Independent School District, GO, PSF-GTD-Insured, Series B, 5.000% due 2/15/33	2,800,726
1,000,000	AAA	Arlington Higher Education Finance Corp., Revenue Bonds, PSF-GTD-Insured, 5.000% due 8/15/48	1,020,301
1,500,000	Aaa(b)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,508,164
		Central Texas Regional Mobility Authority, Revenue Bonds:
160,000	A+	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/40(e)	160,249
600,000	A+	Series B, 4.000% due 1/1/41	556,989
375,000	A+	Series B, 5.000% due 1/1/29	398,071
1,800,000	A+	Series E, 5.000% due 1/1/38	1,869,261
		City of Austin TX Airport System Revenue, Revenue Bonds:
80,000	A+	5.000% due 11/15/29(a)	80,021
1,700,000	A+	Series B, 5.000% due 11/15/32(a)	1,766,679
980,000	AA-	City of Corpus Christi TX Utility System Revenue, Revenue Bonds, 5.000% due 7/15/40	1,037,306
1,830,000	Aa3(b)	City of Fort Worth TX, Revenue Bonds, Series A, 3.500% due 3/1/35	1,734,295
		City of Houston TX Airport System Revenue, Revenue Bonds:
360,000	A1(b)	Series B, 5.000% due 7/1/29	377,234
800,000	Ba3(b)	Series B, 5.500% due 7/15/37(a)	822,996
1,500,000	A1(b)	Series D, 5.000% due 7/1/25	1,501,847
2,330,000	A1(b)	Series D, 5.000% due 7/1/26	2,374,481
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
1,000,000	Aa2(b)	Series A, 5.000% due 11/15/41	1,054,209
3,000,000	Aa2(b)	Series B, 4.000% due 11/15/31	3,027,463
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(a)	514,259
480,000	A+	Series A, 5.000% due 7/1/28(a)	500,856
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(c)	989,496
500,000	A+	4.000% due 2/1/43	452,782
2,000,000	Baa3(b)	Clifton Higher Education Finance Corp., Revenue Bonds, Series D, 6.125% due 8/15/48	2,002,072
2,345,000	AAA	Community Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,465,049
700,000	NR	County of Denton TX, Special Assessment, 6.125% due 12/31/55(d)	677,591
1,795,000	Aaa(b)	County of Harris TX, GO, Series A, 5.000% due 9/15/32	2,003,927

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - (continued)
$1,490,000	AAA	County of Travis TX, GO, Series A, 5.000% due 3/1/38	$1,544,680
		Cypress-Fairbanks Independent School District, GO, PSF-GTD-Insured:
1,975,000	AAA	4.000% due 2/15/32	1,978,820
105,000	AAA	5.000% due 2/15/27	106,495
1,000,000	AAA	Series A, 3.400% due 2/15/31	997,407
1,925,000	AAA	Series A, 5.000% due 2/15/26	1,954,079
1,415,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, 5.000% due 11/1/40	1,503,558
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD-Insured:
1,270,000	Aaa(b)	5.000% due 8/15/29	1,374,794
1,000,000	Aaa(b)	5.000% due 8/15/30	1,097,180
		Georgetown Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	3.750% due 8/15/41	910,413
1,000,000	AAA	3.875% due 8/15/44	890,616
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	156,836
125,000	AA+	Series A, 5.000% due 10/1/32	130,238
190,000	AA+	Series A, 5.000% due 10/1/33	197,317
145,000	AA+	Series A, 5.000% due 10/1/34	149,911
1,500,000	AA-	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, 5.000% due 7/1/39	1,507,518
		Lamar Consolidated Independent School District, GO, PSF-GTD-Insured:
7,280,000	AAA	5.000% due 2/15/31	7,493,943
5,050,000	AAA	5.000% due 2/15/34	5,171,315
2,000,000	AAA	Leander Independent School District, GO, PSF-GTD-Insured, Series A, 5.000% due 8/15/27	2,007,138
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(a)	40,067
90,000	A	5.000% due 11/1/31(a)	90,139
2,000,000	BB-	Mission Economic Development Corp., Revenue Bonds, 4.625% due 10/1/31(a)(d)	1,995,804
1,200,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 6.500% due 7/1/56(d)	1,075,531
1,000,000	Aaa(b)	North East Independent School District, GO, PSF-GTD-Insured, Series A, 4.000% due 8/1/41	956,334
1,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(d)	914,066
		North Texas Tollway Authority, Revenue Bonds:
1,750,000	AA-	Series A, 5.000% due 1/1/28	1,768,754
200,000	AA-	Series A, 5.000% due 1/1/39	200,741
1,000,000	Aaa(b)	Northside Independent School District, GO, PSF-GTD-Insured, Series B, 3.450% due 8/1/54(c)	999,577
1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	1,006,280
		Permanent University Fund - University of Texas System, Revenue Bonds:
5,335,000	AAA	Series A, 5.000% due 7/1/39	5,957,939
3,025,000	AAA	Series B, 5.000% due 7/1/36	3,412,928
1,000,000	NR	Port of Beaumont Navigation District, Revenue Bonds, Series A, 5.250% due 1/1/54(a)(d)	929,978
		State of Texas, GO:
150,000	AAA	5.000% due 8/1/26(a)	150,225
200,000	AAA	5.500% due 8/1/26(a)	205,260
350,000	AAA	Series B, 5.000% due 8/1/25(a)	350,478
2,750,000	A1(b)	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 7/1/32	2,957,885
		Texas Department of Housing & Community Affairs, Revenue Bonds:
384,743	Aa1(b)	2.950% due 7/1/36	328,935
215,000	AA+	Series A, 4.000% due 3/1/50	215,661
2,640,000	A1(b)	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds, 5.000% due 1/1/33	2,821,734
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	632,075
135,000	Aa2(b)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	139,462

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Texas - (continued)
		Texas Water Development Board, Revenue Bonds:
$2,000,000	AAA	4.650% due 10/15/40	$2,037,880
125,000	AAA	Series A, 5.000% due 4/15/26	127,328
190,000	AAA	Series A, 5.000% due 4/15/29	198,635
505,000	AAA	Series A, 5.000% due 4/15/30	526,518
		Tomball Independent School District, GO, PSF-GTD-Insured:
1,500,000	AAA	4.000% due 2/15/50	1,329,936
2,000,000	AAA	5.000% due 2/15/26	2,028,530
		Total Texas	98,046,525
Utah - 1.3%
600,000	NR	Black Desert Public Infrastructure District, Special Assessment, 5.625% due 12/1/53(d)	588,207
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
115,000	A+	Series A, 5.000% due 7/1/28(a)	117,874
155,000	A+	Series A, 5.000% due 7/1/30(a)	159,843
1,000,000	A+	Series A, 5.000% due 7/1/32(a)	1,056,613
625,000	A+	Series A, 5.250% due 7/1/36(a)	671,932
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, 5.000% due 5/1/43	1,289,649
1,400,000	A2(b)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,441,871
1,000,000	NR	Grapevine Wash Local District, Special Assessment, Series A2, 5.250% due 12/1/44(d)	924,459
1,270,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(d)	1,037,802
500,000	NR	Mida Mountain Village Public Infrastructure District, Special Tax, Series 2, 6.000% due 6/15/54(d)	502,014
700,000	NR	Wolf Creek Infrastructure Financing District No 1, Special Assessment, 5.750% due 12/1/44	687,327
		Total Utah	8,477,591
Vermont - 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(a)	768,196
675,000	A	Series A, 5.000% due 6/15/30(a)	691,879
		Total Vermont	1,460,075
Virginia - 1.2%
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(e)	3,350,383
1,800,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(d)	1,560,155
2,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	1,726,666
		Virginia College Building Authority, Revenue Bonds:
165,000	AA+	Series D, 5.000% due 2/1/26	167,295
265,000	AA+	Series E, 5.000% due 2/1/30	278,659
305,000	AA+	Series E, 5.000% due 2/1/31	320,295
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	543,984
		Total Virginia	7,947,437
Washington - 5.7%
1,435,000	AAA	County of King WA, GO, 5.000% due 12/1/40	1,545,089
1,690,000	Baa2(b)	Grant County Public Hospital District No 1, GO, 5.500% due 12/1/43	1,727,631
1,000,000	BB+	Grays Harbor County Public Hospital District No 1, Revenue Bonds, 6.875% due 12/1/53	1,083,898
		Port of Seattle WA, Revenue Bonds:
1,245,000	AA-	Series A, 5.000% due 5/1/36(a)	1,255,936
1,000,000	AA	Series B, 5.000% due 10/1/26(a)	1,012,938
980,000	AA	Series B, 5.000% due 10/1/27(a)	991,745
135,000	AA	Series B, 5.000% due 10/1/29(a)	136,408
575,000	Baa3(b)	Skagit County Public Hospital District No 1, Revenue Bonds, 5.500% due 12/1/54 State of Washington, GO:	583,909
430,000	AA+	Series A, 5.000% due 8/1/32	444,345
7,500,000	AA+	Series A3, 5.000% due 8/1/45	7,723,630
2,500,000	AA+	Series B, 5.000% due 6/1/44	2,587,648
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,285,370

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS - (continued)
Washington - (continued)
$355,000	AA+	Series R2018C, 5.000% due 8/1/30	$367,820
640,000	AA+	Series R2018D, 5.000% due 8/1/33	660,134
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,138,359
1,375,000	AA+	Series R2024C, 5.000% due 8/1/37	1,506,031
1,800,000	AA+	Series R2025B, 5.000% due 7/1/29	1,950,254
1,000,000	BBB-	Washington State Convention Center Public Facilities District, Revenue Bonds, Series B, 3.000% due 7/1/48	684,930
		Washington State Housing Finance Commission, Revenue Bonds:
1,000,000	BBB-	5.500% due 7/1/59	1,011,819
500,000	BBB	6.250% due 7/1/59(d)	531,187
1,000,000	AA	Series A, 5.250% due 7/1/55(d)	986,051
		Total Washington	37,215,132
Wisconsin - 1.8%
3,385,000	AAA	County of Dane WI, GO, Series A, 3.000% due 6/1/25	3,385,000
		Public Finance Authority, Revenue Bonds:
1,000,000	NR	4.250% due 7/1/54(a)	789,010
1,000,000	NR	5.750% due 12/1/54(d)	976,855
2,500,000	Aa2(b)	Series A, 4.000% due 8/1/59	2,495,989
500,000	NR	Series A, 5.000% due 6/1/36(d)	500,161
190,000	BB	Series A, 5.000% due 12/15/44(d)	178,689
1,000,000	BBB-	Series A, 5.750% due 7/1/53(d)	980,781
250,000	NR	Series A, 6.250% due 9/1/46(a)(d)	253,019
1,000,000	NR	Public Finance Authority, Special Tax, Series A, 5.000% due 6/1/41(d)	983,149
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,000,000	AA	4.000% due 4/1/39	926,401
30,000	A2(b)	5.000% due 6/1/32	30,054
70,000	A2(b)	5.000% due 6/1/39	70,054
260,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	258,350
		Total Wisconsin	11,827,512
		TOTAL MUNICIPAL BONDS
		(Cost - $625,245,505)	613,014,741

Shares/Units

EXCHANGE TRADED FUND (ETF) - 0.8%
106,806	Vanguard Tax-Exempt Bond Index(h) (Cost - $5,224,062)	5,212,132
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $630,469,567)	618,226,873

Face Amount

SHORT-TERM INVESTMENTS - 4.4%
MUNICIPAL BOND - 0.8%
$5,300,000	City of Los Angeles CA, Revenue Notes, 5.000% due 6/26/25
	(Cost - $5,305,327)	5,305,327
TIME DEPOSITS - 3.6%
7,458,579	Citibank - New York, 3.680% due 6/2/25	7,458,579
9,120,901	JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	9,120,901
6,984,786	Royal Bank of Canada - Toronto, 3.680% due 6/2/25	6,984,786
	TOTAL TIME DEPOSITS
	(Cost - $23,564,266)	23,564,266
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $28,869,593)	28,869,593

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (continued)

Shares/Units	Security	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.2%
MONEY MARKET FUND - 0.2%
1,367,260	Federated Government Obligations Fund, Premier Class, 4.183%(i)
	(Cost - $1,367,260)	$1,367,260
	TOTAL INVESTMENTS - 99.5%
	(Cost - $660,706,420)	648,463,726
	Other Assets in Excess of Liabilities - 0.5%	3,015,720
	TOTAL NET ASSETS - 100.0%	$651,479,446

††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(b)	Rating by Moody's Investors Service. All ratings are unaudited.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2025.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $48,951,201 and represents 7.51% of net assets.
(e)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	When-Issued or delayed delivery security.
(h)	All or a portion of this security is on loan.
(i)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation
COP	—	Certificate of Participation
ETF	—	Exchange Traded Fund
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
PSF-GTD	—	Permanent School Fund Guaranteed

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Industry^
General Obligation	39.1%
Education	15.5
Water and Sewer	8.2
Development	6.6
Health Care Providers & Services	6.2
Airport	5.9
Transportation	4.8
Multifamily Housing	1.5
Power	1.2
Tobacco Settlement	1.0
Bond Bank	0.8
Utilities	0.8
Single Family Housing	0.8
Housing	0.7
Nursing Homes	0.6
Student Loan	0.4
Mello-Roos	0.2
Pollution	0.1
Facilities	0.1
Exchange Traded Funds (ETF)	0.8
Short-Term Investments	4.5
Money Market Fund.	0.2
100.0%

^ As a percentage of total investments.

Schedules of Investments
May 31, 2025 (unaudited)

Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS - 99.3%
BASIC MATERIALS - 1.3%
Chemicals - 1.0%
1,139	Linde PLC	$532,574
1,433	LyondellBasell Industries NV, Class A Shares	80,950
2,160	Nutrien Ltd.	127,505
1,472	RPM International Inc.	167,572
	Total Chemicals	908,601
Iron/Steel - 0.0%
3,511	Vale SA, Class B Shares, ADR	32,055
Mining - 0.3%
1,743	Barrick Mining Corp.	33,396
4,479	Freeport-McMoRan Inc.	172,352
376	Rio Tinto PLC, ADR	22,346
410	Southern Copper Corp.	37,273
	Total Mining	265,367
	TOTAL BASIC MATERIALS	1,206,023
COMMUNICATIONS - 16.1%
Internet - 13.8%
801	Alphabet Inc., Class A Shares(a)	137,564
23,660	Alphabet Inc., Class C Shares(a)	4,089,631
18,181	Amazon.com Inc.*(a)	3,727,287
104	Booking Holdings Inc.	573,969
22	MercadoLibre Inc.*	56,392
4,097	Meta Platforms Inc., Class A Shares(a)	2,652,767
967	Netflix Inc.*(a)	1,167,391
1,111	Roku Inc., Class A Shares*	80,503
779	Shopify Inc., Class A Shares*	83,524
4,832	Uber Technologies Inc.*	406,661
	Total Internet	12,975,689
Media - 1.0%
11,134	Comcast Corp., Class A Shares	384,903
273	FactSet Research Systems Inc.	125,105
253	New York Times Co., Class A Shares	14,451
3,548	Walt Disney Co.(a)	401,066
	Total Media	925,525
Telecommunications - 1.3%
505	Ciena Corp.*	40,430
9,325	Cisco Systems Inc.(a)	587,848
13,618	Telefonaktiebolaget LM Ericsson, ADR	115,208
10,541	Verizon Communications Inc.(a)	463,383
	Total Telecommunications	1,206,869
	TOTAL COMMUNICATIONS	15,108,083
CONSUMER CYCLICAL - 8.5%
Airlines - 0.3%
4,966	Delta Air Lines Inc.	240,305
Apparel - 0.2%
2,474	Skechers USA Inc., Class A Shares*	153,487
Auto Manufacturers - 2.0%
5,459	Tesla Inc.*(a)	1,891,325
Auto Parts & Equipment - 0.2%
630	Autoliv Inc.	64,776

Schedules of Investments
May 31, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER CYCLICAL - (continued)
Auto Parts & Equipment - (continued)
2,785	Goodyear Tire & Rubber Co.*	$31,777
1,368	Magna International Inc.	49,631
	Total Auto Parts & Equipment	146,184
Distribution/Wholesale - 0.3%
307	WW Grainger Inc.	333,881
Entertainment - 0.0%
318	DraftKings Inc., Class A Shares*	11,410
198	Light & Wonder Inc.*	17,844
	Total Entertainment	29,254
Food Service - 0.0%
1,163	Aramark	47,102
Home Builders - 0.3%
2,377	Toll Brothers Inc.	247,802
Leisure Time - 0.1%
1,057	Brunswick Corp.	53,505
1,589	Harley-Davidson Inc.	38,470
223	Planet Fitness Inc., Class A Shares*	22,931
	Total Leisure Time	114,906
Lodging - 0.1%
1,943	Las Vegas Sands Corp.	79,974
Retail - 5.0%
211	Burlington Stores Inc.*	48,165
1,119	Costco Wholesale Corp.	1,163,961
248	Dick's Sporting Goods Inc.	44,476
1,712	Home Depot Inc.(a)	630,513
1,802	Lowe's Cos., Inc.	406,765
1,807	McDonald's Corp.	567,127
831	Restaurant Brands International Inc.	59,342
4,005	TJX Cos., Inc.	508,235
11,892	Walmart Inc.(a)	1,173,978
482	Williams-Sonoma Inc.	77,968
	Total Retail	4,680,530
	TOTAL CONSUMER CYCLICAL	7,964,750
CONSUMER NON-CYCLICAL - 13.7%
Agriculture - 1.2%
2,467	British American Tobacco PLC, ADR	111,508
5,541	Philip Morris International Inc.	1,000,649
	Total Agriculture	1,112,157
Beverages - 1.4%
7,937	Coca-Cola Co.	572,258
1,074	Constellation Brands Inc., Class A Shares	191,484
4,184	Keurig Dr Pepper Inc.	140,875
2,726	Molson Coors Beverage Co., Class B Shares	146,086
3,491	Monster Beverage Corp.*	223,249
	Total Beverages	1,273,952
Biotechnology - 0.8%
185	Alnylam Pharmaceuticals Inc.*	56,344
1,564	Amgen Inc.	450,714
261	Biogen Inc.*	33,875

Schedules of Investments
May 31, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Biotechnology - (continued)
193	BioMarin Pharmaceutical Inc.*	$11,207
326	Regeneron Pharmaceuticals Inc.	159,831
182	United Therapeutics Corp.*	58,031
	Total Biotechnology	770,002
Commercial Services - 1.3%
1,769	Automatic Data Processing Inc.	575,863
1,470	Block Inc., Class A Shares*	90,773
509	Booz Allen Hamilton Holding Corp., Class A Shares	54,081
99	Herc Holdings Inc.	12,276
913	S&P Global Inc.	468,241
394	TransUnion	33,738
	Total Commercial Services	1,234,972
Cosmetics/Personal Care - 0.1%
2,012	Estee Lauder Cos., Inc., Class A Shares	134,683
232	Perrigo Co. PLC	6,211
	Total Cosmetics/Personal Care	140,894
Food - 0.6%
3,024	Campbell's Co.	102,937
713	JM Smucker Co.	80,291
2,996	Kellanova	247,559
1,696	US Foods Holding Corp.*	134,188
	Total Food	564,975
Healthcare-Products - 2.1%
3,801	Abbott Laboratories	507,738
1,138	Alcon AG	97,800
1,346	Danaher Corp.	255,605
1,670	Enovis Corp.*	52,271
546	Exact Sciences Corp.*	30,729
1,694	GE HealthCare Technologies Inc.	119,495
948	Intuitive Surgical Inc.*	523,618
542	Solventum Corp.*	39,615
538	Waters Corp.*	187,891
1,278	Zimmer Biomet Holdings Inc.	117,793
	Total Healthcare-Products	1,932,555
Healthcare-Services - 1.5%
1,135	Cigna Group	359,386
827	Elevance Health Inc.	317,436
230	ICON PLC, ADR*	29,964
374	Molina Healthcare Inc.*	114,085
2,070	UnitedHealth Group Inc.(a)	624,954
	Total Healthcare-Services	1,445,825
Household Products/Wares - 0.7%
1,006	Clorox Co.	132,671
3,421	Kimberly-Clark Corp.	491,803
388	Spectrum Brands Holdings Inc.	22,415
	Total Household Products/Wares	646,889
Pharmaceuticals - 4.0%
3,952	AbbVie Inc.	735,507
1,291	AstraZeneca PLC, ADR	94,023
1,333	DexCom Inc.*	114,371

Schedules of Investments
May 31, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
1,719	Eli Lilly & Co.	$1,268,055
238	Jazz Pharmaceuticals PLC*	25,721
3,985	Johnson & Johnson(a)	618,512
6,076	Merck & Co., Inc.	466,880
183	Novartis AG, ADR	21,184
16,231	Pfizer Inc.	381,266
2,538	Teva Pharmaceutical Industries Ltd., ADR*	42,588
	Total Pharmaceuticals	3,768,107
	TOTAL CONSUMER NON-CYCLICAL	12,890,328
ENERGY - 3.0%
Oil & Gas - 2.5%
3,338	Canadian Natural Resources Ltd.	101,375
1,579	Cenovus Energy Inc.	20,811
4,381	Chevron Corp.	598,883
10,298	Exxon Mobil Corp.(a)	1,053,485
982	HF Sinclair Corp.	35,480
3,501	Occidental Petroleum Corp.	142,771
1,205	Ovintiv Inc.	43,163
1,598	Phillips 66	181,341
629	Range Resources Corp.	23,927
2,703	Suncor Energy Inc.	96,092
	Total Oil & Gas	2,297,328
Oil & Gas Services - 0.2%
1,770	NOV Inc.	21,240
5,640	Schlumberger NV	186,402
	Total Oil & Gas Services	207,642
Pipelines - 0.3%
451	Enbridge Inc.	20,962
51	South Bow Corp.	1,326
1,562	Targa Resources Corp.	246,687
257	TC Energy Corp.	13,014
	Total Pipelines	281,989
	TOTAL ENERGY	2,786,959
FINANCIAL - 16.7%
Banks - 4.7%
2,682	Banco Bradesco SA, ADR	7,724
7,616	Bank of America Corp.(a)	336,094
60	Bank of Montreal	6,441
255	Cullen/Frost Bankers Inc.	32,380
1,227	East West Bancorp Inc.	111,902
2,100	First Horizon Corp.	41,748
1,246	Goldman Sachs Group Inc.	748,161
554	ICICI Bank Ltd., ADR	18,969
4,796	Itau Unibanco Holding SA, ADR	31,606
6,735	JPMorgan Chase & Co.(a)	1,778,040
872	M&T Bank Corp.	159,262
3,567	Morgan Stanley	456,683
9,852	Wells Fargo & Co.	736,732
	Total Banks	4,465,742

Schedules of Investments
May 31, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
FINANCIAL - (continued)
Diversified Financial Services - 4.8%
2,097	American Express Co.	$616,623
940	Ameriprise Financial Inc.	478,686
470	Brookfield Asset Management Ltd., Class A Shares	26,367
28	Credit Acceptance Corp.*	13,364
684	Evercore Inc., Class A Shares	158,339
1,682	Jefferies Financial Group Inc.	81,745
2,305	Mastercard Inc., Class A Shares(a)	1,349,808
2,501	Nasdaq Inc.	208,934
4,380	Visa Inc., Class A Shares(a)	1,599,532
249	Voya Financial Inc.	16,563
	Total Diversified Financial Services	4,549,961
Equity Real Estate Investment Trusts (REITs) - 2.2%
2,139	American Homes 4 Rent, Class A Shares	80,961
5,707	CubeSmart	244,031
4,397	Equity Residential	308,406
9,042	Realty Income Corp.	511,958
1,269	SBA Communications Corp., Class A Shares	294,269
15,232	VICI Properties Inc., Class A Shares	483,007
2,986	WP Carey Inc.	187,401
	Total Equity Real Estate Investment Trusts (REITs)	2,110,033
Insurance - 4.5%
3,161	Aflac Inc.	327,290
756	Aon PLC, Class A Shares	281,292
1,800	Arthur J Gallagher & Co.	625,392
3,624	Berkshire Hathaway Inc., Class B Shares*	1,826,351
2,817	Brown & Brown Inc.	318,039
2,124	Fidelity National Financial Inc.	116,331
5,545	Manulife Financial Corp.	176,553
104	Markel Group Inc.*	201,937
187	RenaissanceRe Holdings Ltd.	46,642
1,618	Unum Group	132,207
2,545	WR Berkley Corp.	190,086
	Total Insurance	4,242,120
Private Equity - 0.3%
4,187	Brookfield Corp.	241,674
Real Estate - 0.2%
665	Jones Lang LaSalle Inc.*	148,096
	TOTAL FINANCIAL	15,757,626
INDUSTRIAL - 8.2%
Aerospace/Defense - 1.9%
1,578	Boeing Co.*	327,151
1,276	General Dynamics Corp.	355,353
3,238	General Electric Co.	796,257
893	HEICO Corp.	267,578
	Total Aerospace/Defense	1,746,339
Building Materials - 0.3%
315	Lennox International Inc.	177,802
1,075	Louisiana-Pacific Corp.	96,825
	Total Building Materials	274,627

Schedules of Investments
May 31, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
INDUSTRIAL - (continued)
Electrical Components & Equipment - 0.4%
359	Acuity Inc.	$93,300
1,651	AMETEK Inc.	295,100
	Total Electrical Components & Equipment	388,400
Electronics - 0.7%
7,600	Amphenol Corp., Class A Shares	683,468
Engineering & Construction - 0.1%
694	AECOM	76,236
Environmental Control - 0.6%
1,466	Republic Services Inc., Class A Shares	377,187
806	Waste Connections Inc.	158,855
	Total Environmental Control	536,042
Hand/Machine Tools - 0.2%
1,037	Lincoln Electric Holdings Inc.	200,753
Machinery-Construction & Mining - 1.2%
1,347	BWX Technologies Inc.	169,183
1,605	Caterpillar Inc.	558,588
777	GE Vernova Inc.	367,506
	Total Machinery-Construction & Mining	1,095,277
Machinery-Diversified - 1.2%
216	Cognex Corp.	6,474
911	Deere & Co.	461,203
1,956	Graco Inc.	165,595
710	IDEX Corp.	128,446
564	Rockwell Automation Inc.	177,970
1,686	Xylem Inc.	212,503
	Total Machinery-Diversified	1,152,191
Miscellaneous Manufacturers - 0.6%
2,170	3M Co.	321,920
330	Carlisle Cos., Inc.	125,459
1,974	Textron Inc.	146,135
	Total Miscellaneous Manufacturers	593,514
Packaging & Containers - 0.3%
617	Crown Holdings Inc.	60,775
906	Packaging Corp. of America	175,012
1,417	Sonoco Products Co.	64,530
	Total Packaging & Containers	300,317
Transportation - 0.7%
937	Canadian National Railway Co.	98,329
1,121	Canadian Pacific Kansas City Ltd.	91,529
4,579	United Parcel Service Inc., Class B Shares	446,636
441	XPO Inc.*	50,199
	Total Transportation	686,693
	TOTAL INDUSTRIAL	7,733,857
TECHNOLOGY - 29.4%
Computers - 7.2%
928	Accenture PLC, Class A Shares	294,009
28,555	Apple Inc.(a)	5,735,272
484	Check Point Software Technologies Ltd.*	110,778
1,294	Dell Technologies Inc., Class C Shares	143,983

Schedules of Investments
May 31, 2025 (unaudited)

Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
TECHNOLOGY - (continued)
Computers - (continued)
1,944	International Business Machines Corp.	$503,612
1,289	Super Micro Computer Inc.*	51,586
	Total Computers	6,839,240
Semiconductors - 11.7%
3,089	Advanced Micro Devices Inc.*	342,045
2,132	Applied Materials Inc.	334,191
85	ASML Holding NV, Class NY Registered Shares, ADR	62,625
9,604	Broadcom Inc.(a)	2,324,840
285	Cirrus Logic Inc.*	28,033
682	Entegris Inc.	46,881
7,879	Intel Corp.	154,034
4,910	Lam Research Corp.	396,679
1,117	Marvell Technology Inc.	67,232
2,601	Micron Technology Inc.	245,691
47,808	NVIDIA Corp.(a)	6,460,295
852	NXP Semiconductors NV	162,843
781	ON Semiconductor Corp.*	32,818
1,674	QUALCOMM Inc.	243,065
544	Silicon Laboratories Inc.*	65,568
176	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,024
	Total Semiconductors	11,000,864
Software - 10.5%
786	Adobe Inc.*(a)	326,261
631	Intuit Inc.	475,440
14,080	Microsoft Corp.(a)	6,481,869
4,076	Oracle Corp.	674,700
3,993	Palantir Technologies Inc., Class A Shares*	526,198
2,247	Salesforce Inc.(a)	596,286
470	SAP SE, ADR	142,344
551	ServiceNow Inc.*	557,111
107	Veeva Systems Inc., Class A Shares*	29,928
546	Zoom Communications Inc., Class A Shares*	44,362
	Total Software	9,854,499
	TOTAL TECHNOLOGY	27,694,603
UTILITIES - 2.4%
Electric - 2.1%
4,555	Ameren Corp.	441,288
3,696	American Electric Power Co., Inc.	382,499
3,809	Consolidated Edison Inc.	398,002
11,604	PPL Corp.	403,239
5,435	Xcel Energy Inc.	380,994
	Total Electric	2,006,022
Water - 0.3%
5,724	Essential Utilities Inc.	220,546
	TOTAL UTILITIES	2,226,568
	TOTAL COMMON STOCKS
	(Cost - $61,970,246)	93,368,797

Schedules of Investments
May 31, 2025 (unaudited)

Destinations Shelter Fund (continued)

Number of Contracts	Notional Amounts	Security	Value
PURCHASED OPTIONS - 0.8%
Index Option - 0.8%
52	$30,740,788	S&P 500 Index Options, Put, @ $5,330.00, expires 06/30/2025, Counterparty: MSC	$68,380
52	30,740,788	S&P 500 Index Options, Put, @ $5,275.00, expires 07/31/2025, Counterparty: MSC	174,460
52	30,740,788	S&P 500 Index Options, Put, @ $5,625.00, expires 08/29/2025, Counterparty: MSC	544,440
		TOTAL PURCHASED OPTIONS (Cost - $1,734,749)	787,280
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $63,704,995)	94,156,077

Face Amount

SHORT-TERM INVESTMENT - 1.7%
TIME DEPOSIT - 1.7%
$1,588,735	Citibank - New York, 3.680% due 6/2/25
	(Cost - $1,588,735)	1,588,735
	TOTAL INVESTMENTS - 101.8%
	(Cost - $65,293,730)	95,744,812
	Liabilities in Excess of Other Assets - (1.8)%	(1,675,484)
	TOTAL NET ASSETS - 100.0%	$94,069,328

*   Non-income producing security.

(a) All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	28.9%
Financial	16.4
Communications	15.8
Consumer Non-cyclical	13.5
Consumer Cyclical	8.3
Industrial	8.1
Energy	2.9
Utilities	2.3
Basic Materials	1.3
Purchased Options	0.8
Short-Term Investments	1.7
100.0%

^ As a percentage of total investments.

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Shelter Fund (concluded)

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
52	$30,740,788	S&P 500 Index Options, Put	MSC	6/30/25	$4,500.00	$(10,790)
26	15,370,394	S&P 500 Index Options, Call	MSC	6/30/25	5,890.00	(328,640)
52	30,740,788	S&P 500 Index Options, Put	MSC	7/31/25	4,450.00	(39,260)
27	15,961,563	S&P 500 Index Options, Call	MSC	7/31/25	5,875.00	(542,295)
52	30,740,788	S&P 500 Index Options, Put	MSC	8/29/25	4,750.00	(116,480)
26	15,370,394	S&P 500 Index Options, Call	MSC	8/29/25	6,200.00	(196,040)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received — $1,061,858)				$(1,233,505)

Counterparty Abbreviations used in this schedule:
MSC	—	Morgan Stanley

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.0%
Australia - 3.9%
379,238	Atlas Arteria Ltd.	$1,297,957
29,093	Charter Hall Group	340,672
18,795	Charter Hall Long Wale REIT	50,031
15,652	Charter Hall Retail REIT	39,788
133,208	Cleanaway Waste Management Ltd.	241,372
14,704	Dexus	66,338
131,620	Goodman Group	2,791,793
64,498	HMC Capital Ltd., REIT	210,879
72,815	Ingenia Communities Group	268,738
10,222	Lifestyle Communities Ltd.	45,187
138,608	NEXTDC Ltd.*	1,170,882
146,900	Qube Holdings Ltd.	401,420
252,520	Scentre Group	597,312
245,067	Stockland	862,429
318,224	Transurban Group	2,911,093
181,435	Vicinity Ltd.	288,532
	Total Australia	11,584,423
Belgium - 0.6%
2,969	Aedifica SA	224,245
4,601	Montea NV	340,565
35,278	Titan America SA*	504,475
8,673	Titan SA	394,260
1,492	VGP NV	142,882
10,328	Warehouses De Pauw CVA	252,112
	Total Belgium	1,858,539
Bermuda - 0.1%
37,485	DHT Holdings Inc.	434,076
Canada - 10.0%
16,424	AltaGas Ltd.	458,845
47,570	ARC Resources Ltd.	994,140
2,826	Boardwalk Real Estate Investment Trust	144,291
8,703	Cameco Corp.	509,387
5,027	Canadian National Railway Co.	528,433
50,730	Canadian Natural Resources Ltd.	1,540,364
2,389	Canadian Pacific Kansas City Ltd.	195,062
32,992	Canfor Corp.*	312,527
256,012	Capstone Copper Corp.*	1,387,933
5,256	Chartwell Retirement Residences	71,275
11,743	CT Real Estate Investment Trust	136,139
39,387	Dream Industrial Real Estate Investment Trust(a)	320,870
33,177	Enbridge Inc.	1,542,067
76,621	Enbridge Inc.	3,565,988
70,692	ERO Copper Corp.*	998,296
8,336	GFL Environmental Inc.	420,384
61,830	Gibson Energy Inc.	1,020,926
151,332	Hudbay Minerals Inc.	1,349,881
28,104	InterRent Real Estate Investment Trust(a)	279,535
18,736	Ivanhoe Mines Ltd., Class A Shares*	145,126
21,327	Killam Apartment Real Estate Investment Trust	302,418
50,742	Methanex Corp.	1,656,219
11,625	Nexus Industrial REIT(a)	62,261

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Canada - (continued)
29,189	Nutrien Ltd.	$1,723,027
16,745	Pan American Silver Corp.	408,410
39,038	Parex Resources Inc.	386,013
23,235	Pembina Pipeline Corp.	870,752
28,449	Primaris Real Estate Investment Trust	318,000
13,363	RioCan Real Estate Investment Trust(a)	168,845
25,126	Sienna Senior Living Inc.(a)	340,909
41,052	Suncor Energy Inc.	1,459,399
7,724	TC Energy Corp.	391,392
23,886	Teck Resources Ltd., Class B Shares	884,976
17,128	Tourmaline Oil Corp.	772,311
7,089	Waste Connections Inc.	1,397,171
10,846	West Fraser Timber Co., Ltd.	799,017
15,910	Wheaton Precious Metals Corp.	1,380,192
	Total Canada	29,242,781
China - 0.2%
404,500	China Tower Corp., Ltd, Class H Shares(b)	598,645
France - 1.7%
19,313	Aeroports de Paris SA	2,590,881
14,171	Engie SA	306,541
3,562	Gecina SA	392,036
34,657	Getlink SE	663,275
5,855	Unibail-Rodamco-Westfield	555,130
14,169	Veolia Environnement SA	487,383
	Total France	4,995,246
Germany - 1.5%
42,315	E.ON SE	741,720
24,808	Fraport AG Frankfurt Airport Services Worldwide*	1,721,123
7,661	LEG Immobilien SE	649,899
6,799	RWE AG	256,249
317,094	Sirius Real Estate Ltd., REIT	408,692
27,350	TAG Immobilien AG	462,219
7,280	Vonovia SE	238,365
	Total Germany	4,478,267
Greece - 0.2%
53,223	Athens International Airport SA	604,625
Hong Kong - 1.5%
662,400	China Gas Holdings Ltd.	602,791
131,500	CLP Holdings Ltd.	1,114,908
482,500	HK Electric Investments & HK Electric Investments Ltd.	348,490
121,728	Hongkong Land Holdings Ltd.	629,449
123,642	Link REIT	653,634
204,000	Sino Land Co., Ltd.	206,145
64,697	Sun Hung Kai Properties Ltd.	695,725
72,810	Swire Properties Ltd.	159,110
	Total Hong Kong	4,410,252
Ireland - 0.3%
21,506	Smurfit WestRock PLC	931,855
Italy - 2.5%
439,088	Enav SpA*	2,104,914
224,328	Enel SpA	2,060,755

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Italy - (continued)
44,385	ERG SpA	$938,089
35,064	Infrastrutture Wireless Italiane SpA(c)	411,372
44,315	Snam SpA	265,303
162,529	Terna - Rete Elettrica Nazionale	1,659,119
	Total Italy	7,439,552
Japan - 3.5%
228	Advance Residence Investment Corp.	234,670
62	Daiwa Office Investment Corp., Class A Shares	129,871
42	Hulic Reit Inc.	44,090
1,676	Invincible Investment Corp.	714,194
400	KDX Realty Investment Corp., Class A Shares	421,143
145	LaSalle Logiport REIT	135,322
42,700	Mitsubishi Estate Co., Ltd.	778,629
222,300	Mitsui Fudosan Co., Ltd.	2,135,624
544	Nippon Accommodations Fund Inc., Class A Shares	434,467
874	Nippon Building Fund Inc.	799,276
1,920	Nippon Prologis REIT Inc.	1,028,366
156	Nomura Real Estate Master Fund Inc.	156,895
456	Orix JREIT Inc.	567,296
531	Star Asia Investment Corp.	207,753
30,145	Sumitomo Realty & Development Co., Ltd.	1,157,600
34,900	Tokyo Metro Co., Ltd.	441,155
47,500	Tokyu Fudosan Holdings Corp.	349,657
386	United Urban Investment Corp.	405,651
	Total Japan	10,141,659
Luxembourg - 0.5%
47,225	ArcelorMittal SA	1,444,140
Mexico - 1.5%
18,512	Corp. Inmobiliaria Vesta SAB de CV, ADR	533,886
4,343	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	431,087
3,907	Grupo Aeroportuario del Pacifico SAB de CV, ADR	897,555
7,957	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,562,313
	Total Mexico	4,424,841
Netherlands - 0.7%
19,852	CTP NV(c)	377,954
7,032	Ferrovial SE	358,744
23,773	Koninklijke Vopak NV	1,089,764
9,407	Wereldhave NV	185,680
	Total Netherlands	2,012,142
New Zealand - 0.9%
572,388	Auckland International Airport Ltd.	2,582,469
30,461	Infratil Ltd.	192,711
	Total New Zealand	2,775,180
Norway - 0.1%
11,884	Frontline PLC	217,240
Philippines - 0.1%
37,850	International Container Terminal Services Inc.	279,188
Singapore - 1.1%
302,700	CapitaLand Ascendas REIT	622,101
139,608	Capitaland India Trust, REIT	106,650
139,200	CapitaLand Integrated Commercial Trust	225,612

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
Singapore - (continued)
383,932	Frasers Centrepoint Trust	$654,991
509,463	Keppel DC REIT	865,282
66,932	Mapletree Industrial Trust	100,180
20,900	Mapletree Logistics Trust	17,993
101,836	Parkway Life Real Estate Investment Trust	321,573
72,200	Sembcorp Industries Ltd.	370,697
	Total Singapore	3,285,079
South Africa - 0.2%
64,377	Impala Platinum Holdings Ltd., ADR*(a)(d)	469,952
Spain - 4.2%
13,172	Aena SME SA	3,549,510
84,473	Cellnex Telecom SA(c)	3,241,449
127,708	EDP Renovaveis SA	1,283,638
56,575	Iberdrola SA	1,034,951
46,384	Inmobiliaria Colonial Socimi SA	323,326
38,983	Merlin Properties Socimi SA	482,688
42,258	Redeia Corp. SA	874,767
365,680	Sacyr SA	1,483,177
	Total Spain	12,273,506
Sweden - 0.5%
4,897	Catena AB	240,964
4,928	Cibus Nordic Real Estate AB publ	92,577
35,841	Dios Fastigheter AB	249,334
111,606	Fastighets AB Balder, Class B Shares*	783,105
6,090	Sagax AB, Class B Shares	133,492
10,903	Wihlborgs Fastigheter AB	109,710
	Total Sweden	1,609,182
Switzerland - 0.4%
57,955	Amcor PLC	527,970
1,880	Flughafen Zurich AG, Class Registered Shares	521,187
	Total Switzerland	1,049,157
United Kingdom - 6.5%
86,821	Anglo American PLC	2,591,026
15,640	Big Yellow Group PLC	210,556
100,518	British Land Co. PLC	530,565
14,433	Derwent London PLC	384,868
23,998	Endeavour Mining PLC	729,876
102,234	Hammerson PLC	391,378
98,012	Helios Towers PLC*	158,770
30,094	Land Securities Group PLC	257,460
88,819	LondonMetric Property PLC	241,428
261,865	National Grid PLC(a)	3,705,939
2,742	National Grid PLC, ADR(a)	195,751
148,257	Pennon Group PLC	1,019,886
19,566	Rio Tinto PLC	1,165,189
11,289	Safestore Holdings PLC	100,306
11,981	Segro PLC	112,895
21,823	Severn Trent PLC	796,739
199,040	Shaftesbury Capital PLC	395,862
66,319	Shell PLC	2,184,533
44,916	SSE PLC	1,067,908

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United Kingdom - (continued)
312,968	Tritax Big Box REIT PLC	$621,409
14,590	UNITE Group PLC	169,381
133,329	United Utilities Group PLC	2,108,715
8,112	Urban Logistics REIT PLC	17,532
	Total United Kingdom	19,157,972
United States - 50.3%
20,309	Acadia Realty Trust	391,151
5,134	AGCO Corp.	503,029
28,831	Agree Realty Corp.	2,170,974
26,246	Alcoa Corp.	702,605
344	Alexandria Real Estate Equities Inc.	24,145
7,369	Alliant Energy Corp.	458,573
12,403	Ameren Corp.	1,201,603
15,368	American Electric Power Co., Inc.	1,590,434
23,345	American Healthcare REIT Inc.	815,674
9,815	American Homes 4 Rent, Class A Shares	371,498
9,767	American Tower Corp.	2,096,487
8,104	Antero Resources Corp.*	303,495
8,265	Arcosa Inc.	713,022
8,965	AvalonBay Communities Inc.	1,853,693
9,635	Brixmor Property Group Inc.	244,825
150	Broadstone Net Lease Inc., Class A Shares	2,387
9,159	Bunge Global SA	715,776
4,629	Camden Property Trust	543,861
24,516	CareTrust REIT Inc.	705,080
2,714	Casella Waste Systems Inc., Class A Shares*	318,108
2,054	CBRE Group Inc., Class A Shares*	256,791
27,090	CenterPoint Energy Inc.	1,008,832
172	Centerspace	10,965
23,786	CF Industries Holdings Inc.	2,157,628
11,549	Cheniere Energy Inc.	2,736,998
3,649	Chord Energy Corp.	328,410
23,835	CMS Energy Corp.	1,673,932
59,875	Coeur Mining Inc.*	483,790
11,829	ConocoPhillips	1,009,605
1,210	Consolidated Edison Inc.	126,433
1,220	Constellation Energy Corp.	373,503
15,116	COPT Defense Properties	414,934
29,324	Corteva Inc.	2,076,139
2,977	Cousins Properties Inc.	83,564
112,670	Crescent Energy Co., Class A Shares	945,301
13,521	CRH PLC	1,220,540
15,514	Crown Castle Inc.	1,556,830
7,458	Crown Holdings Inc.	734,613
4,772	CSX Corp.	150,747
5,583	CubeSmart	238,729
14,027	Curbline Properties Corp.	318,273
55,827	Darling Ingredients Inc.*	1,739,569
727	Deere & Co.	368,051
13,629	Diamondback Energy Inc.	1,833,782
30,896	DiamondRock Hospitality Co.	236,045
15,070	Digital Realty Trust Inc.	2,584,806

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
38,975	DigitalBridge Group Inc.	$431,063
19,094	Dominion Energy Inc.	1,082,057
2,823	DT Midstream Inc.	295,681
1,934	DTE Energy Co.	264,281
4,646	EastGroup Properties Inc.	787,729
34,233	Empire State Realty Trust Inc., Class A Shares	262,225
23,481	Entergy Corp.	1,955,498
12,075	EQT Corp.	665,695
7,846	Equinix Inc.	6,973,682
2,842	Equity LifeStyle Properties Inc.	180,666
25,462	Equity Residential	1,785,905
12,002	Essential Properties Realty Trust Inc.	390,065
45,213	Essential Utilities Inc.	1,742,057
3,475	Essex Property Trust Inc.	986,552
9,959	Evergy Inc.	661,377
15,888	Eversource Energy	1,029,701
50,527	Exelon Corp.	2,214,093
22,920	Expand Energy Corp.	2,661,700
8,999	Extra Space Storage Inc.	1,360,199
14,186	Exxon Mobil Corp.	1,451,228
3,335	Federal Realty Investment Trust	318,426
19,235	First Industrial Realty Trust Inc.	950,786
3,822	First Solar Inc.*	604,182
734	Four Corners Property Trust Inc.	20,266
46,043	Freeport-McMoRan Inc.	1,771,735
17,729	Gaming & Leisure Properties Inc.	827,944
1,521	GE Vernova Inc.	719,403
43,898	Healthpeak Properties Inc.	764,264
16,699	Helmerich & Payne Inc.	254,660
16,712	HF Sinclair Corp.	603,805
655	Highwoods Properties Inc.	19,453
9,435	Host Hotels & Resorts Inc.	146,148
3,052	Hyatt Hotels Corp., Class A Shares	402,956
491	IDACORP Inc.	58,404
59,885	International Paper Co.	2,863,102
2,861	InvenTrust Properties Corp.	80,365
61,351	Invitation Homes Inc.	2,067,529
7,672	Iron Mountain Inc.	757,303
1,768	Jones Lang LaSalle Inc.*	393,734
9,976	Kilroy Realty Corp.	321,227
69,253	Kimbell Royalty Partners LP	907,214
39,158	Kimco Realty Corp.	832,499
67,188	Kinder Morgan Inc.	1,883,952
16,810	Kite Realty Group Trust	371,837
1,498	Lamar Advertising Co., Class A Shares	180,569
13,200	Lineage Inc.	563,508
4,818	Louisiana-Pacific Corp.	433,957
5,327	Macerich Co.	86,191
8,015	Marathon Petroleum Corp.	1,288,331
738	Marriott International Inc., Class A Shares	194,707
37,682	Metallus Inc.*	475,924
20,554	Mosaic Co.	742,822

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
19,972	MP Materials Corp.*	$435,190
24,515	NETSTREIT Corp.(a)	394,691
24,898	Newmont Corp.	1,312,623
65,316	NextEra Energy Inc.	4,613,922
30,387	NiSource Inc.	1,201,502
4,139	NNN REIT Inc.	172,845
1,082	Norfolk Southern Corp.	267,384
2,409	NRG Energy Inc.	375,563
4,284	Nucor Corp.	468,498
5,703	Omega Healthcare Investors Inc.	211,011
18,313	ONEOK Inc.	1,480,423
2,502	Packaging Corp. of America	483,311
120,538	Permian Resources Corp., Class A Shares	1,519,984
129,290	PG&E Corp.	2,182,415
14,981	Phillips 66	1,700,044
3,586	Pinnacle West Capital Corp.	327,151
10,428	PPL Corp.	362,373
38,904	Prologis Inc.	4,224,974
7,801	Public Storage	2,405,906
11,461	Rayonier Inc.	271,626
9,111	Realty Income Corp.	515,865
7,713	Regency Centers Corp.	556,493
4,173	Republic Services Inc., Class A Shares	1,073,671
2,548	Rexford Industrial Realty Inc.	89,792
5,733	Ryman Hospitality Properties Inc.	556,732
40,202	Sempra	3,159,475
13,922	Simon Property Group Inc.	2,270,261
7,295	SITE Centers Corp.	86,956
4,181	SL Green Realty Corp.	237,355
2,392	Smartstop Self Storage REIT Inc.	87,404
11,398	Southern Co.	1,025,820
47,209	SSR Mining Inc.*	559,002
304	STAG Industrial Inc.	10,816
10,140	Steel Dynamics Inc.	1,247,930
7,617	Sun Communities Inc.	940,242
7,056	Sunstone Hotel Investors Inc.	63,222
13,672	Tanger Inc.	407,426
2,809	Targa Resources Corp.	443,625
2,636	Terreno Realty Corp.	148,723
15,001	UDR Inc.	621,491
1,488	Union Pacific Corp.	329,830
20,468	Unit Corp.(d)	526,028
12,586	Urban Edge Properties	228,562
11,922	Valero Energy Corp.	1,537,580
40,550	Ventas Inc.	2,606,554
20,745	Venture Global Inc., Class A Shares(a)	240,020
13,737	Veris Residential Inc.	208,802
67,740	VICI Properties Inc., Class A Shares	2,148,035
4,598	Vistra Corp.	738,301
663	Waste Management Inc.	159,763
2,699	WEC Energy Group Inc.	289,981
38,392	Welltower Inc.	5,923,118

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS - (continued)
United States - (continued)
22,667	Williams Cos., Inc.	$1,371,580
48,443	Xcel Energy Inc.	3,395,854
	Total United States	147,701,632
	TOTAL COMMON STOCKS
	(Cost - $268,051,810)	273,419,131
EXCHANGE TRADED FUNDS (ETFs) - 4.7%
United States - 4.7%
307,850	Pimco Commodity Strategy Active Exchange-Traded Fund	7,800,919
91,946	SPDR Gold MiniShares Trust*	5,998,557
	Total United States	13,799,476
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost - $12,633,491)	13,799,476
LIMITED PARTNERSHIPS - 0.3%
United States - 0.3%
39,031	Energy Transfer LP	682,262
4,380	Plains All American Pipeline LP	72,445
	Total United States	754,707
	TOTAL LIMITED PARTNERSHIPS
	(Cost - $782,155)	754,707
CLOSED-END FUND - 0.1%
Jersey, Channel Islands - 0.1%
35,284	3i Infrastructure PLC
	(Cost - $147,410)	159,260
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $281,614,866)	288,132,574

Face Amount†

SHORT-TERM INVESTMENTS - 1.5%
TIME DEPOSITS - 1.5%
387	AUD	ANZ National Bank - Hong Kong, 2.570% due 6/2/25	250
417,727		ANZ National Bank - London, 3.680% due 6/2/25	417,727
		Brown Brothers Harriman - Grand Cayman:
52	SEK	1.070% due 6/2/25	5
8	NZD	2.000% due 6/3/25	5
		Citibank - London:
40	EUR	1.080% due 6/2/25	46
21,036	GBP	3.170% due 6/2/25	28,345
2,036,849		Citibank - New York, 3.680% due 6/2/25	2,036,849
123	HKD	Hong Kong & Shanghai Bank - Hong Kong, 0.000% due 6/2/25	16
16,246	SGD	Hong Kong & Shanghai Bank - Singapore, 0.640% due 6/2/25	12,597
1,362,354		JPMorgan Chase & Co. - New York, 3.680% due 6/2/25	1,362,354
		Royal Bank of Canada - Toronto:
101,120	CAD	1.570% due 6/2/25	73,684
586,095		3.680% due 6/2/25	586,095
		TOTAL TIME DEPOSITS
		(Cost - $4,517,973)	4,517,973

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Real Assets Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.6%
MONEY MARKET FUND - 1.6%
4,676,209	Federated Government Obligations Fund, Premier Class, 4.183%(e)
	(Cost - $4,676,209)	$4,676,209
	TOTAL INVESTMENTS - 101.2%
	(Cost - $290,809,048)	297,326,756
	Liabilities in Excess of Other Assets - (1.2)%	(3,426,143)
	TOTAL NET ASSETS - 100.0%	$293,900,613

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security trades on the Hong Kong exchange.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2025, amounts to $4,030,775 and represents 1.37% of net assets.
(d)	Illiquid security. The aggregate value of illiquid holdings at May 31, 2025, amounts to $995,980 and represents 0.34% of net assets.
(e)	Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
LP	—	Limited Partnership
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor's Depository Receipts

Schedules of Investments

May 31, 2025 (unaudited)

Destinations Real Assets Fund (concluded)

Summary of Investments by Security Sector^
Financial	31.9%
Utilities	18.1
Energy	14.8
Industrial	13.4
Basic Materials	10.1
Consumer Non-cyclical	3.2
Communications	0.5
Consumer Cyclical	0.2
Exchange Traded Funds (ETFs)	4.6
Closed-End Fund	0.1
Short-Term Investments	1.5
Money Market Fund	1.6
100.0%

^ As a percentage of total investments.

At May 31, 2025, Destinations Real Assets Fund had open forward foreign currency contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Singapore Dollar	450,974	BBH	$349,751	6/6/25	$–	$(144)	$(144)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$–	$(144)	$(144)

Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Ratings (unaudited) (concluded)

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Financial Statements

May 31, 2025 (unaudited)

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund, Destinations Shelter Fund and Destinations Real Assets Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.

Orion Portfolio Solutions LLC serves as the investment adviser to the Funds and conducts business as Brinker Capital Investments ("Brinker Capital" or the "Adviser"). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the last posted settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at the last reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. Pursuant to the requirements of the 1940 Act and Rule 2a-5, the Board designated a committee of persons at the investment adviser as the “Valuation Designee” to perform fair value determinations and approved revised policies and procedures for the Trust. The Valuation Designee is subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Valuation Designee’s fair value determinations. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities.

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$55,479,850	$55,479,850	$–	$–
Communications	440,425,009	440,425,009	–	–
Consumer Cyclical	396,783,020	396,783,020	–	–
Consumer Non-cyclical	479,619,391	479,619,391	–	–
Energy	94,752,201	94,752,201	–	–
Financial	566,693,108	566,693,108	–	–
Industrial	331,048,134	331,048,134	–	–
Technology	892,522,641	891,794,858	–	727,783
Utilities	30,398,683	30,398,683	–	–
Exchange Traded Funds (ETFs)	210,056,566	210,056,566	–	–
Preferred Stocks	1,686,080	–	–	1,686,080
Short-Term Investments:
Time Deposits	45,561,994	–	45,561,994	–
Money Market Fund	2,044,000	2,044,000	–	–
Total Investments, at value	$3,547,070,677	$3,499,094,820	$45,561,994	$2,413,863
Other Financial Instruments - Assets
Futures Contracts	$89,696	$89,696	$–	$–
Total Other Financial Instruments - Assets	$89,696	$89,696	$–	$–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$28,513,680	$28,513,680	$–	$–
Communications	21,091,877	21,091,877	–	–
Consumer Cyclical	66,457,315	66,457,315	–	–
Consumer Non-cyclical	128,845,452	128,845,270	–	182
Energy	29,226,596	29,226,596	–	–
Financial	121,748,430	121,748,430	–	–
Government	28,550	28,550	–	–
Industrial	117,478,623	117,478,623	–	–
Technology	80,310,765	80,310,765	–	–
Utilities	19,755,417	19,755,417	–	–
Exchange Traded Funds (ETFs)	15,534,233	15,534,233	–	–
Limited Partnership	11,686	11,686	–	–
Closed-End Fund	2,629	2,629	–	–
Warrants	189	189	–	–
Short-Term Investments:
Time Deposits	12,132,758	–	12,132,758	–
Money Market Fund	5,839,727	5,839,727	–	–
Total Investments, at value	$646,977,927	$634,844,987	$12,132,758	$182
Other Financial Instruments - Assets
Futures Contracts	$35,880	$35,880	$–	$–
Total Other Financial Instruments - Assets	$35,880	$35,880	$–	$–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$35,346,176	$–	$35,346,176	$–
Austria	2,690,668	–	2,690,668	–
Belgium	3,672,291	–	3,672,291	–
Bermuda	3,281,910	–	3,281,910	–
Brazil	31,720,893	5,538,787	26,182,106	–
Cambodia	19,931	–	19,931	–
Canada	112,692,417	25,934,081	86,758,336	–
Chile	140,362	–	140,362	–
China	62,495,590	19,969,429	42,526,161	–
Denmark	23,890,281	3,896,964	19,993,317	–
Finland	25,799,705	–	25,799,705	–
France	144,729,992	–	144,729,992	–
Germany	126,130,649	–	126,130,649	–
Greece	3,100,104	–	3,100,104	–
Hong Kong	28,474,707	20,087	28,454,620	–
India	112,450,803	3,720,429	108,730,374	–
Indonesia	12,110,575	–	12,110,575	–
Ireland	26,388,366	4,123,660	22,264,706	–
Israel	6,624,939	3,515,205	3,109,734	–
Italy	58,451,294	–	58,451,294	–
Japan	260,632,298	17,963	260,614,335	–
Luxembourg	5,302,366	1,113,518	4,188,848	–
Macau	117,940	–	117,940	–
Mexico	7,993,243	–	7,993,243	–
Netherlands	69,550,043	2,524,064	67,025,979	–
New Zealand	1,144,986	–	1,144,986	–
Norway	18,125,020	–	18,125,020	–
Peru	2,536,637	2,536,637	–	–
Philippines	3,845,724	–	3,845,724	–
Poland	4,972,663	–	4,972,663	–
Portugal	6,920,534	–	6,920,534	–
Russia	843	–	–	843
Saudi Arabia	2,685,599	–	2,685,599	–
Singapore	15,232,307	6,042,050	9,190,257	–
South Africa	2,792,365	535,601	2,256,764	–
South Korea	67,498,547	5,500,480	61,998,067	–
Spain	29,499,530	–	29,499,530	–
Sweden	38,300,971	1,965,489	36,335,482	–
Switzerland	82,170,016	2,685,632	79,484,384	–
Taiwan	69,315,585	8,657,643	60,657,942	–
Thailand	1,792,939	–	1,792,939	–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Turkey	$1,296,488	$–	$1,296,488	$–
United Arab Emirates	796,010	–	796,010	–
United Kingdom	201,252,468	8,182,091	192,914,685	155,692
United States	31,405,965	30,140,315	443,263	822,387
Uruguay	9,919,932	9,919,932	–	–
Vietnam	1,545,705	–	1,545,705	–
Exchange Traded Funds (ETFs)	67,911,577	67,911,577	–	–
Preferred Stocks:
Germany	7,205,524	–	7,205,524	–
United States	46,008	–	–	46,008
Right	3,401	–	3,401	–
Warrants:
Canada	– *	–	–	–	*
United States	531	531	–	–
Short-Term Investments:
Time Deposits	43,150,404	–	43,150,404	–
U.S. Government Agency	3,840,000	–	3,840,000	–
Money Market Fund	11,358,627	11,358,627	–	–
Total Investments, at value	$1,890,374,449	$225,810,792	$1,663,538,727	$1,024,930
Other Financial Instruments - Assets
Futures Contracts	$323,210	$323,210	$–	$–
Total Other Financial Instruments - Assets	$323,210	$323,210	$–	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(15,587)	$(13,242)	$(2,345)	$–
OTC Total Return Swaps	(4,226,004)	–	(4,226,004)	–
Total Other Financial Instruments - Liabilities	$(4,241,591)	$(13,242)	$(4,228,349)	$–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$11,091,216	$4,658,502	$6,432,714	$–
Communications	25,743,175	18,539,063	7,204,112	–
Consumer Cyclical	30,200,364	24,585,171	5,615,193	–
Consumer Non-cyclical	85,761,148	52,580,189	33,180,959	–
Energy	41,917,762	23,140,226	18,777,536	–
Financial	96,412,324	61,835,797	34,576,527	–
Industrial	39,875,928	18,262,244	21,613,684	–
Technology	20,317,372	17,309,026	3,008,346	–
Utilities	50,241,975	39,379,811	10,862,164	–
Exchange Traded Funds (ETFs)	52,500,379	52,500,379	–	–
Convertible Preferred Stock	2,672,604	2,672,604	–	–
Short-Term Investments:
Corporate Note	1,582,420	–	1,582,420	–
Time Deposits	7,384,530	–	7,384,530	–
Money Market Fund	8,322,000	8,322,000	–	–
Total Investments, at value	$474,023,197	$323,785,012	$150,238,185	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(92,012)	$(92,012)	$–	$–
Total Other Financial Instruments - Liabilities	$(92,012)	$(92,012)	$–	$–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
Mortgage-Backed Securities	$420,290,666	$–	$420,290,666	$–
U.S. Government Agencies & Obligations	399,357,579	–	399,357,579	–
Corporate Bonds & Notes	283,317,962	–	283,317,962	–
Collateralized Mortgage Obligations	278,380,916	–	278,380,916	–
Asset-Backed Securities	180,269,479	–	180,269,479	–
Sovereign Bonds	8,346,866	–	8,346,866	–
Senior Loans	4,761,985	–	4,761,985	–
Municipal Bonds	1,761,232	–	1,761,232	–
Open-End Fund	12,540,712	12,540,712	–	–
Exchange Traded Fund (ETF)	7,830,244	7,830,244	–	–
Common Stock	38,140	38,140	–	–
Short-Term Investments:
Time Deposits	42,604,580	–	42,604,580	–
Total Investments, at value	$1,639,500,361	$20,409,096	$1,619,091,265	$–
Other Financial Instruments - Assets
Futures Contracts	$87,320	$87,320	$–	$–
Centrally Cleared Interest Rate Swaps	811,246	–	811,246	–
Total Other Financial Instruments - Assets	$898,566	$87,320	$811,246	$–
Other Financial Instruments - Liabilities
Futures Contracts	$(184,304)	$(184,304)	$–	$–
Centrally Cleared Interest Rate Swap	(34,847)	–	(34,847)	–
Forward Sale Commitments	(24,090,086)	–	(24,090,086)	–
Total Other Financial Instruments - Liabilities	$(24,309,237)	$(184,304)	$(24,124,933)	$–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$1,330,337	$–	$1,330,337	$–
Communications	17,347,346	–	17,347,346	–	*
Consumer Cyclical	7,511,622	–	7,511,622	–
Consumer Non-cyclical	28,818,264	–	22,497,664	6,320,600
Energy	10,895,204	–	10,895,204	–
Financial	18,110,882	–	18,110,882	–
Healthcare	4,477,353	–	–	4,477,353
Industrial	9,408,590	–	9,408,590	–
Technology	10,256,141	–	10,256,141	–
Utilities	3,331,747	–	3,331,747	–
Collateralized Mortgage Obligations	39,602,256	–	39,602,256	–
Asset-Backed Securities	30,532,604	–	30,532,604	–
U.S. Government Agencies & Obligations	27,680,876	–	27,680,876	–
Senior Loans:
United States	10,928,678	–	5,892,307	5,036,371
Mortgage-Backed Securities	2,386,441	–	2,386,441	–
Sovereign Bond	197,770	–	197,770	–
Exchange Traded Fund (ETF)	37,050,926	37,050,926	–	–
Common Stocks:
Consumer Non-cyclical	1,077,851	73,237	–	1,004,614
Diversified	3,366,572	3,366,572	–	–
Financial	342,251	–	–	342,251
Preferred Stocks	2,551,649	2,551,649	–	–
Right	12,400	12,400	–	–
Warrant	264	264	–	–
Short-Term Investments:
Commercial Papers	16,638,438	–	16,638,438	–
Corporate Note	293,692	–	–	293,692
Time Deposits	14,309,219	–	14,309,219	–
U.S. Government Obligation	993,072	–	993,072	–
Total Investments, at value	$299,452,445	$43,055,048	$238,922,516	$17,474,881
Other Financial Instruments - Liabilities
Forward Foreign Currency Contracts	$(213,560)	$–	$(213,560)	$–
Total Other Financial Instruments - Liabilities	$(213,560)	$–	$(213,560)	$–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes:
Austria	$3,382,498		$–	$3,382,498		$–
Bermuda	2,874,211		–	2,874,211		–
Brazil	7,696,586		–	7,696,586		–
British Virgin Islands	1,437,657		–	1,437,657		–
Canada	20,667,232		–	20,667,232		–
Cayman Islands	14,624,001		–	14,624,001		–
Chile	12,008,848		–	12,008,848		–
Colombia	3,424,755		–	3,424,755		–
Czech Republic	2,047,352		–	2,047,352		–
France	2,925,833		–	2,925,833		–
Germany	17,953,768		–	17,953,768		–
Gibraltar	2,515,148		–	2,515,148		–
Guatemala	2,221,660		–	2,221,660		–
India	14,281,121		–	14,281,121		–
Indonesia	1,178,514		–	1,178,514		–
Ireland	4,968,757		–	4,968,757		–
Isle of Man	2,364,007		–	2,364,007		–
Italy	4,966,296		–	4,966,296		–
Japan	2,648,370		–	2,648,370		–
Jersey, Channel Islands	2,916,261		–	2,916,261		–
Liberia	50,007		–	50,007		–
Luxembourg	38,684,590		–	38,684,590		–
Mexico	27,969,419		–	27,969,419		–
Morocco	1,916,891		–	1,916,891		–
Multinational	5,265,452		–	5,265,452		–
Netherlands	17,378,740		–	17,378,740		–
Norway	8,522,747		–	8,522,747		–
Paraguay	1,154,167		–	1,154,167		–
Peru	16,779,034		–	16,779,034		–
Portugal	–	*	–	–	*	–
Romania	1,975,159		–	1,975,159		–
Serbia	1,585,464		–	1,585,464		–
Singapore	12,500,176		–	12,500,176		–
Spain	4,364,674		–	4,364,674		–
Sweden	9,631,105		–	9,631,105		–
United Kingdom	38,328,228		–	38,328,228		–
United States	191,128,086		–	184,684,121		6,443,965
Senior Loans:
United States	58,331,749		–	57,182,956		1,148,793
Sovereign Bonds	8,844,552		–	8,844,552		–
U.S. Government Agency & Obligation	8,214,037		–	8,214,037		–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Asset-Backed Securities	$6,057,374	$–	$6,057,374	$–
Collateralized Mortgage Obligations	3,758,214	–	3,758,214	–
Common Stocks:
United Kingdom	3,545,490	3,545,490	–	–
United States	10,087,272	2,963,985	–	7,123,287
Exchange Traded Fund (ETF)	8,582,101	8,582,101	–	–
Preferred Stocks	7,099,988	7,099,988	–	–
Warrants:
Bermuda	– *	–	–	–	*
Israel	– *	–	–	–	*
United States	145,601	221	–	145,380
Short-Term Investments:
Commercial Papers	14,969,987	–	14,969,987	–
Corporate Note	433,025	–	–	433,025
Time Deposits	34,867,181	–	34,867,181	–
Total Investments, at value	$669,273,385	$22,191,785	$631,787,150	$15,294,450
Other Financial Instruments - Assets
Forward Foreign Currency Contracts	$176,184	$–	$176,184	$–
Total Other Financial Instruments - Assets	$176,184	$–	$176,184	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(86,430)	$(86,430)	$–	$–
Forward Foreign Currency Contracts	(2,471,191)	–	(2,471,191)	–
Total Other Financial Instruments - Liabilities	$(2,557,621)	$(86,430)	$(2,471,191)	$–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$613,014,741	$–	$613,014,741	$–
Exchange Traded Fund (ETF)	5,212,132	5,212,132	–	–
Short-Term Investments:
Municipal Bond	5,305,327	–	5,305,327	–
Time Deposits	23,564,266	–	23,564,266	–
Money Market Fund	1,367,260	1,367,260	–	–
Total Investments, at value	$648,463,726	$6,579,392	$641,884,334	$–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$128,100,094	$–	$128,100,094	$–
Asset-Backed Securities	94,411,165	–	94,411,165	–
Corporate Bonds & Notes	49,961,721	–	49,961,721	–
Senior Loans	11,522,393	–	11,522,393	–
Common Stocks	98,051,064	98,051,064	–	–
Open-End Fund	52,297,636	52,297,636	–	–
Preferred Stock	7,459,241	7,459,241	–	–
Convertible Preferred Stock	1,575,626	1,575,626	–	–
Warrants	438,982	438,982	–	–
Rights	266,945	266,945	–	–
Short-Term Investments:
Time Deposits	68,119,929	–	68,119,929	–
Money Market Fund	4,805,861	4,805,861	–	–
Total Investments, at value	$517,010,657	$164,895,355	$352,115,302	$–
Other Financial Instruments - Assets
OTC Total Return Swaps	$195,296	$–	$195,296	$–
OTC Credit Default Swaps	4,652,280	–	4,652,280	–
Total Other Financial Instruments - Assets	$4,847,576	$–	$4,847,576	$–
Other Financial Instruments - Liabilities
OTC Total Return Swaps	$(119,232)	$–	$(119,232)	$–
OTC Credit Default Swaps	(133,733)	–	(133,733)	–
Securities Sold Short	(4,783,942)	–	(4,783,942)	–
Total Other Financial Instruments - Liabilities	$(5,036,907)	$–	$(5,036,907)	$–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$93,368,797	$93,368,797	$–	$–
Purchased Options	787,280	787,280	–	–
Short-Term Investments:
Time Deposit	1,588,735	–	1,588,735	–
Total Investments, at value	$95,744,812	$94,156,077	$1,588,735	$–
Other Financial Instruments - Liabilities
Options Contracts Written	$(1,233,505)	$(1,233,505)	$–	$–
Total Other Financial Instruments - Liabilities	$(1,233,505)	$(1,233,505)	$–	$–

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Total Fair Value at May 31, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks:
Australia	$11,584,423	$–	$11,584,423	$–
Belgium	1,858,539	504,475	1,354,064	–
Bermuda	434,076	434,076	–	–
Canada	29,242,781	12,926,175	16,316,606	–
China	598,645	–	598,645	–
France	4,995,246	–	4,995,246	–
Germany	4,478,267	–	4,478,267	–
Greece	604,625	–	604,625	–
Hong Kong	4,410,252	–	4,410,252	–
Ireland	931,855	931,855	–	–
Italy	7,439,552	–	7,439,552	–
Japan	10,141,659	–	10,141,659	–
Luxembourg	1,444,140	1,444,140	–	–
Mexico	4,424,841	4,424,841	–	–
Netherlands	2,012,142	–	2,012,142	–
New Zealand	2,775,180	–	2,775,180	–
Norway	217,240	217,240	–	–
Philippines	279,188	–	279,188	–
Singapore	3,285,079	–	3,285,079	–
South Africa	469,952	469,952	–	–
Spain	12,273,506	–	12,273,506	–
Sweden	1,609,182	–	1,609,182	–
Switzerland	1,049,157	527,970	521,187	–
United Kingdom	19,157,972	195,751	18,962,221	–
United States	147,701,632	145,922,090	1,779,542	–
Exchange Traded Funds (ETFs)	13,799,476	13,799,476	–	–
Limited Partnerships	754,707	754,707	–	–
Closed-End Fund	159,260	–	159,260	–
Short-Term Investments:
Time Deposits	4,517,973	–	4,517,973	–
Money Market Fund	4,676,209	4,676,209	–	–
Total Investments, at value	$297,326,756	$187,228,957	$110,097,799	$–
Other Financial Instruments - Liabilities
Forward Foreign Currency Contract	$(144)	$–	$(144)	$–
Total Other Financial Instruments - Liabilities	$(144)	$–	$(144)	$–

* Includes securities that are fair valued at $0.

** The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

Notes to Financial Statements

May 31, 2025 (unaudited)(continued)

2. Investment valuation (continued)

	Fair Value at May 31, 2025	Valuation Technique	Unobservable Input	Range	Weighted Average
Destinations Low Duration Fixed Income Fund
Senior Loans	$5,036,371	Prior Transaction Analysis	Transaction Price	63 – 99.50	83.72
Common Stock	$342,251	Prior Transaction Analysis	Transaction Price	0.04 – 1.25	1.25
Common Stock	$1,004,614	Next Round Financing	Discounted Price Share 15% Enterprise Value $60M	1.20	1.20
Corporate Bond	$6,614,292	Prior Transaction Analysis	Transaction Price	0.20 – 85	81.24
Corporate Bond	$4,477,353	Next Round Financing	Discounted Price Share 15% Enterprise Value $60M	75.25	75.25
Total	$17,474,881
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$1,148,793	Prior Transaction Analysis	Transaction Price	70.00	70.00
Common Stock	$145,932	Prior Transaction Analysis	Transaction Price	0.04 – 10	9.96
Common Stock	$3,415,135	Next Round Financing	Discounted Price Share 15% Enterprise Value $60M	1.20	1.20
Common Stock	$3,707,600	Market Comparables	Enterprise Value/EBITDA multiple	4.24X	4.24X
Corporate Bond	$5,720,025	Prior Transaction Analysis	Transaction Price	0.20 – 85	78.58
Corporate Bond	$1,156,965	Spread-Based Valuation	Spread to Worst	+342	+342
Total	$15,294,450

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2025 through May 31, 2025:

	Total	Corporate Bonds & Notes	Senior Loans	Common Stocks	Warrants		Short Terms
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2025	$17,914,916	$10,711,118	$5,562,972	$1,347,134	$-		$293,692
Purchases	394,067	351,396	42,671	-	-		-
(Sales/Paydowns)	(7,330)	-	(7,330)	-	-		-
Total realized gain (loss)	(118)	-	(118)	-	-		-
Change in unrealized appreciation (depreciation)	(826,654)	(264,561)	(561,824)	(269)	-		-
Transfers In	-	-	-	-	-		-
Transfers Out	-	-	-	-	-		-
Balance as of May 31, 2025.	$17,474,881	$10,797,953	$5,036,371	$1,346,865	$-		$293,692
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2025	$(1,162,147)	$(801,893)	$(359,985)	$(269)	$-		$-

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2025	$15,634,693	$6,537,468	$1,280,084	$7,180,584	$203,532	*	$433,025
Purchases	206,358	206,358	-	-	-		-
(Sales/Paydowns)	-	-	-	-	-		-
Total realized gain (loss)	(5,608,126)	(5,608,126)	-	-	-		-
Change in unrealized appreciation (depreciation)	5,061,525	5,308,265	(131,291)	(57,297)	(58,152)		-
Transfers In	-	-	-	-	-		-
Transfers Out	-	-	-	-	-		-
Balance as of May 31, 2025	$15,294,450	$6,443,965	$1,148,793	$7,123,287	$145,380	*	$433,025
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2025	$(434,837)	$(155,320)	$(164,068)	$(57,297)	$(58,152)		$-

* Includes securities that are fair valued at $0.

Notes to Financial Statements

May 31, 2025 (unaudited)(concluded)

2. Investment valuation (continued)

Level 3 investments held during and at the end of the period ended May 31, 2025 in relation to net assets of the Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund and Destinations International Equity Fund were not significant (0.07%, 0.00%, and 0.05% of total net assets, respectively) and accordingly, a reconciliation of Level 3 assets for the period ended May 31, 2025 is not presented.

3. Investments

At May 31, 2025, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggregate Cost	Gross	Gross	Net Unrealized
	For Federal Income	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Destinations Large Cap Equity Fund	$2,832,915,552	$785,723,000	$(71,478,179)	$714,244,821
Destinations Small-Mid Cap Equity Fund	561,089,936	116,457,531	(30,533,660)	85,923,871
Destinations International Equity Fund	1,461,848,473	513,843,025	(89,235,430)	424,607,595
Destinations Equity Income Fund	386,184,217	97,956,578	(10,209,610)	87,746,968
Destinations Core Fixed Income Fund	1,754,870,624	12,334,835	(151,115,769)	(138,780,934)
Destinations Low Duration Fixed Income Fund	311,940,345	4,339,470	(17,040,930)	(12,701,460)
Destinations Global Fixed Income Opportunities Fund	676,614,532	15,525,972	(25,248,556)	(9,722,584)
Destinations Municipal Fixed Income Fund	667,971,779	2,244,282	(21,752,335)	(19,508,053)
Destinations Multi Strategy Alternatives Fund	508,257,946	22,671,353	(14,107,973)	8,563,380
Destinations Shelter Fund	64,231,871	32,862,751	(2,583,315)	30,279,436
Destinations Real Assets Fund	290,809,048	20,057,086	(13,539,522)	6,517,564